Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a) (43.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $261,000	$261,000	$261,000
TOTAL REPURCHASE AGREEMENTS
(Cost $261,000)		261,000
TOTAL INVESTMENT SECURITIES
(Cost $261,000) - 43.3%		261,000
Net other assets (liabilities) - 56.7%		341,858

NET ASSETS - 100.0%		$602,858

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	4	1/3/22	$(486,844)	$5,237

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at October 31, 2021(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 37	Daily	5 .00%	12/20/26	3.05%	$530,000	$(47,235)	$(50,813)	$3,578	$1,294

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

U.S. Treasury Obligation (64.3%)

	Principal Amount	Value
U.S. Treasury Notes, 1.125%, 10/31/26	$9,600,000	$9,568,125
TOTAL U.S. TREASURY OBLIGATION
(Cost $9,587,250)		9,568,125

Repurchase Agreements(a) (93.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $13,853,000	13,853,000	13,853,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,853,000)		13,853,000
TOTAL INVESTMENT SECURITIES
(Cost $23,440,250) - 157.3%		23,421,125
Net other assets (liabilities) - (57.3)%		(8,532,920)

NET ASSETS - 100.0%		$14,888,205

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	4	1/3/22	$486,844	$(6,412)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at October 31, 2021(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 37	Daily	5 .00%	12/20/26	3.03%	$12,120,000	$1,080,167	$1,169,629	$(89,462)	$(30,328)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Bank of America Corp.* (Banks)	123,055	$5,879,567
Bank OZK (Banks)	2,024	90,412
BOK Financial Corp. (Banks)	505	51,091
Citigroup, Inc. (Banks)	33,679	2,329,240
Citizens Financial Group, Inc. (Banks)	7,080	335,450
Comerica, Inc.* (Banks)	2,226	189,410
Commerce Bancshares, Inc.* (Banks)	1,765	124,450
Cullen/Frost Bankers, Inc.* (Banks)	941	121,860
East West Bancorp, Inc. (Banks)	2,357	187,334
F.N.B. Corp.* (Banks)	5,314	61,908
Fifth Third Bancorp (Banks)	11,477	499,594
First Citizens BancShares, Inc. - Class A (Banks)	117	95,226
First Financial Bankshares, Inc. (Banks)	2,130	108,034
First Horizon Corp.* (Banks)	9,132	154,977
First Republic Bank (Banks)	2,929	633,631
Glacier Bancorp, Inc. (Banks)	1,799	99,467
Home BancShares, Inc.* (Banks)	2,509	59,614
Huntington Bancshares, Inc.* (Banks)	24,539	386,244
JPMorgan Chase & Co. (Banks)	49,655	8,435,887
KeyCorp* (Banks)	15,896	369,900
M&T Bank Corp. (Banks)	2,138	314,543
New York Community Bancorp, Inc.* (Thrifts & Mortgage Finance)	7,731	96,097
People's United Financial, Inc. (Banks)	7,114	121,934
Pinnacle Financial Partners, Inc. (Banks)	1,266	122,258
Popular, Inc.* (Banks)	1,341	109,211
Prosperity Bancshares, Inc.* (Banks)	1,545	116,354
Regions Financial Corp. (Banks)	15,872	375,849
Signature Bank (Banks)	1,010	300,798
SVB Financial Group* (Banks)	976	700,182
Synovus Financial Corp. (Banks)	2,435	113,447
TFS Financial Corp. (Thrifts & Mortgage Finance)	794	15,451
The PNC Financial Services Group, Inc. (Banks)	7,064	1,490,716
Truist Financial Corp. (Banks)	22,182	1,407,892
U.S. Bancorp (Banks)	22,422	1,353,616
UMB Financial Corp.* (Banks)	714	70,557
Umpqua Holdings Corp.* (Banks)	3,660	74,847
United Bankshares, Inc.* (Banks)	2,148	79,455
Valley National Bancorp (Banks)	6,760	89,638
Webster Financial Corp.* (Banks)	1,506	84,276
Wells Fargo & Co.* (Banks)	68,240	3,491,157
Western Alliance Bancorp* (Banks)	1,732	201,068
Wintrust Financial Corp. (Banks)	948	83,898
Zions Bancorp* (Banks)	2,694	169,695
TOTAL COMMON STOCKS
(Cost $20,961,065)		31,196,235

Repurchase Agreements(a)(b) (21.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $9,023,000	$9,023,000	$9,023,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,023,000)		9,023,000
TOTAL INVESTMENT SECURITIES
(Cost $29,984,065) - 96.5%		$40,219,235
Net other assets (liabilities) - 3.5%		1,465,341

NET ASSETS - 100.0%		$41,684,576

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $4,752,000.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/23/21	0 .57%	$12,851,064	$(263,135)
Dow Jones U.S. Banks Index	UBS AG	11/23/21	0 .43%	18,504,402	(208,219)
				$31,355,466	$(471,354)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Banks	$31,084,688	74.6%
Thrifts & Mortgage Finance	111,547	0.3%
Other **	10,488,341	25.1%
Total	$41,684,576	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (78.6%)

	Shares	Value
Air Products & Chemicals, Inc.* (Chemicals)	1,245	$373,263
Albemarle Corp.* (Chemicals)	658	164,809
Alcoa Corp. (Metals & Mining)	1,049	48,202
Ashland Global Holdings, Inc.* (Chemicals)	318	30,531
Axalta Coating Systems, Ltd.* (Chemicals)	1,216	37,927
Celanese Corp. (Chemicals)	625	100,944
CF Industries Holdings, Inc.* (Chemicals)	1,208	68,614
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,557	61,649
Commercial Metals Co. (Metals & Mining)	677	21,786
Corteva, Inc. (Chemicals)	4,127	178,080
Dow, Inc.* (Chemicals)	4,192	234,626
DuPont de Nemours, Inc. (Chemicals)	2,941	204,694
Eastman Chemical Co. (Chemicals)	763	79,375
Ecolab, Inc. (Chemicals)	1,400	311,108
Element Solutions, Inc. (Chemicals)	1,225	27,820
FMC Corp. (Chemicals)	723	65,800
Freeport-McMoRan, Inc. (Metals & Mining)	8,252	311,266
Huntsman Corp.* (Chemicals)	1,185	38,607
Ingevity Corp.* (Chemicals)	222	17,296
International Flavors & Fragrances, Inc. (Chemicals)	1,400	206,430
Linde PLC (Chemicals)	2,904	926,958
LyondellBasell Industries N.V. - Class A (Chemicals)	1,485	137,838
MP Materials Corp.* (Metals & Mining)	418	14,149
NewMarket Corp.* (Chemicals)	40	13,600
Newmont Corp. (Metals & Mining)	4,493	242,622
Nucor Corp. (Metals & Mining)	1,652	184,446
Olin Corp.* (Chemicals)	810	46,154
PPG Industries, Inc.* (Chemicals)	1,334	214,200
Reliance Steel & Aluminum Co.* (Metals & Mining)	356	52,033
Royal Gold, Inc.* (Metals & Mining)	368	36,439
RPM International, Inc. (Chemicals)	729	63,569
Steel Dynamics, Inc.* (Metals & Mining)	1,090	72,027
Sylvamo Corp.* (Paper & Forest Products)	200	5,632
The Chemours Co.* (Chemicals)	928	26,003
The Mosaic Co. (Chemicals)	1,942	80,729
The Scotts Miracle-Gro Co.* - Class A (Chemicals)	229	33,997
United States Steel Corp.* (Metals & Mining)	1,518	40,060
Valvoline, Inc. (Chemicals)	1,016	34,503
Westlake Chemical Corp.* (Chemicals)	187	18,203
TOTAL COMMON STOCKS
(Cost $2,088,560)		4,825,989

Repurchase Agreements(a)(b) (17.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,077,000	$1,077,000	$1,077,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,077,000)		1,077,000
TOTAL INVESTMENT SECURITIES
(Cost $3,165,560) - 96.2%		5,902,989
Net other assets (liabilities) - 3.8%		230,601

NET ASSETS - 100.0%		$6,133,590

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $625,000.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/23/21	0.57%	$1,728,128	$(23,826)
Dow Jones U.S. Basic Materials Index	UBS AG	11/23/21	0.43%	2,661,888	(28,443)
				$4,390,016	$(52,269)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Chemicals	$3,735,678	60.9%
Metals & Mining	1,084,679	17.6%
Paper & Forest Products	5,632	0.1%
Other **	1,307,601	21.4%
Total	$6,133,590	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $9,656,000	$9,656,000	$9,656,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,656,000)		9,656,000
TOTAL INVESTMENT SECURITIES
(Cost $9,656,000) - 102.0%		9,656,000
Net other assets (liabilities) - (2.0)%		(189,994)

NET ASSETS - 100.0%		$9,466,006

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,992,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/29/21	(0 .42)%	$(5,853,438)	$(73,750)
S&P 500	UBS AG	11/29/21	(0 .23)%	(3,555,353)	(41,984)
				$(9,408,791)	$(115,734)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (78.3%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	7,609	$1,227,103
AbbVie, Inc. (Biotechnology)	148,400	17,017,029
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	9,848	176,772
Acceleron Pharma, Inc.* (Biotechnology)	4,501	783,984
Agilent Technologies, Inc. (Life Sciences Tools & Services)	25,482	4,013,160
Agios Pharmaceuticals, Inc.* (Biotechnology)	4,950	232,650
Alkermes PLC* (Biotechnology)	13,548	410,369
Allogene Therapeutics, Inc.* (Biotechnology)	6,209	107,043
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	9,980	1,592,409
Amgen, Inc.* (Biotechnology)	47,686	9,869,571
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	8,755	558,744
Avantor, Inc.* (Life Sciences Tools & Services)	49,056	1,980,881
Beam Therapeutics, Inc.* (Biotechnology)	3,677	326,407
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	3,474	80,771
Biogen, Inc.* (Biotechnology)	12,515	3,337,500
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	4,864	692,244
BioMarin Pharmaceutical, Inc.* (Biotechnology)	15,397	1,219,904
Bio-Techne Corp. (Life Sciences Tools & Services)	3,266	1,710,241
Blueprint Medicines Corp.* (Biotechnology)	4,919	553,338
Bridgebio Pharma, Inc.* (Biotechnology)	9,181	453,358
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	4,232	1,898,814
Danaher Corp. (Health Care Equipment & Supplies)	53,356	16,634,800
Denali Therapeutics, Inc.* (Biotechnology)	7,763	375,341
Emergent BioSolutions, Inc.* (Biotechnology)	4,014	191,347
Exact Sciences Corp.* (Biotechnology)	14,440	1,374,977
Exelixis, Inc.* (Biotechnology)	26,457	569,090
Fate Therapeutics, Inc.* (Biotechnology)	6,794	365,517
Gilead Sciences, Inc. (Biotechnology)	105,290	6,831,215
Halozyme Therapeutics, Inc.* (Biotechnology)	11,953	455,051
Horizon Therapeutics PLC* (Pharmaceuticals)	18,970	2,274,692
Illumina, Inc.* (Life Sciences Tools & Services)	12,319	5,113,125
Incyte Corp.* (Biotechnology)	15,763	1,055,806
Intellia Therapeutics, Inc.* (Biotechnology)	5,739	763,172
Invitae Corp.* (Biotechnology)	16,791	444,962
Ionis Pharmaceuticals, Inc.* (Biotechnology)	11,853	377,755
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	16,091	4,206,509
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	9,160	387,376
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	2,406	545,079
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,941	2,874,388
Mirati Therapeutics, Inc.* (Biotechnology)	3,858	$729,239
Moderna, Inc.* (Biotechnology)	29,490	10,180,243
Natera, Inc.* (Biotechnology)	7,324	839,111
Nektar Therapeutics* (Pharmaceuticals)	15,435	233,995
Neurocrine Biosciences, Inc.* (Biotechnology)	7,948	837,799
Novavax, Inc.* (Biotechnology)	6,255	930,932
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	16,711	442,507
PPD, Inc.* (Life Sciences Tools & Services)	10,031	473,162
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	8,826	5,648,110
Repligen Corp.* (Biotechnology)	4,294	1,247,407
Sarepta Therapeutics, Inc.* (Biotechnology)	7,223	571,556
Seagen, Inc.* (Biotechnology)	11,151	1,966,256
Sotera Health Co.* (Life Sciences Tools & Services)	8,314	205,356
Syneos Health, Inc.* (Life Sciences Tools & Services)	8,690	811,125
Twist Bioscience Corp.* (Biotechnology)	4,106	487,793
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	5,697	478,092
United Therapeutics Corp.* (Biotechnology)	3,770	719,165
Vertex Pharmaceuticals, Inc.* (Biotechnology)	21,786	4,028,885
Vir Biotechnology, Inc.* (Biotechnology)	6,142	231,738
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	6,212	2,670,415
TOTAL COMMON STOCKS
(Cost $57,638,449)		126,815,380

Repurchase Agreements(a)(b) (20.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $33,756,000	$33,756,000	$33,756,000
TOTAL REPURCHASE AGREEMENTS
(Cost $33,756,000)		33,756,000
TOTAL INVESTMENT SECURITIES
(Cost $91,394,449) - 99.2%		160,571,380
Net other assets (liabilities) - 0.8%		1,253,498

NET ASSETS - 100.0%		$161,824,878

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $20,914,000.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/23/21	0 .57%	$57,664,567	$640,550
Dow Jones U.S. Biotechnology Index	UBS AG	11/23/21	0 .58%	58,399,566	658,333
				$116,064,133	$1,298,883

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Biotechnology	$79,031,881	48.8%
Health Care Equipment & Supplies	19,305,215	11.9%
Life Sciences Tools & Services	25,969,597	16.0%
Pharmaceuticals	2,508,687	1.6%
Other **	35,009,498	21.7%
Total	$161,824,878	100.0%

Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

U.S. Treasury Obligation (89.7%)

	Principal Amount	Value
U.S. Treasury Bills, 0.05%+, 1/27/22^	$27,000,000	$26,996,575
TOTAL U.S. TREASURY OBLIGATION
(Cost $26,997,580)		26,996,575
TOTAL INVESTMENT SECURITIES
(Cost $26,997,580) - 89.7%		26,996,575
Reverse Repurchase Agreements including accrued interest—(89.7)%		(26,996,670)
Net other assets (liabilities) – 100.0%		30,106,451

NET ASSETS - 100.0%		$30,106,356

+	Reflects the effective yield or interest rate in effect at October 31, 2021.
^	$26,996,575 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	93	11/29/21	$29,299,650	$574,453
CME Micro Bitcoin Futures Contracts	35	11/29/21	220,535	1,770
			$29,520,185	$576,223

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (61.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	582	$103,992
A.O. Smith Corp. (Building Products)	135	9,864
Abbott Laboratories (Health Care Equipment & Supplies)	1,784	229,941
AbbVie, Inc. (Biotechnology)	1,779	203,997
ABIOMED, Inc.* (Health Care Equipment & Supplies)	46	15,274
Accenture PLC - Class A (IT Services)	639	229,267
Activision Blizzard, Inc. (Entertainment)	783	61,223
Adobe, Inc.* (Software)	480	312,172
Advance Auto Parts, Inc. (Specialty Retail)	66	14,884
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,221	146,801
Aflac, Inc.* (Insurance)	621	33,329
Agilent Technologies, Inc. (Life Sciences Tools & Services)	306	48,192
Air Products & Chemicals, Inc.* (Chemicals)	223	66,858
Akamai Technologies, Inc.* (IT Services)	164	17,295
Alaska Air Group, Inc.* (Airlines)	126	6,653
Albemarle Corp.* (Chemicals)	118	29,555
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	139	28,375
Align Technology, Inc.* (Health Care Equipment & Supplies)	74	46,203
Allegion PLC (Building Products)	91	11,675
Alliant Energy Corp. (Electric Utilities)	251	14,199
Alphabet, Inc.* - Class A (Interactive Media & Services)	303	897,158
Alphabet, Inc.* - Class C (Interactive Media & Services)	283	839,211
Altria Group, Inc. (Tobacco)	1,857	81,912
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	438	1,477,124
Amcor PLC (Containers & Packaging)	1,553	18,745
Ameren Corp.* (Multi-Utilities)	259	21,831
American Airlines Group, Inc.* (Airlines)	652	12,518
American Electric Power Co., Inc.* (Electric Utilities)	502	42,524
American Express Co. (Consumer Finance)	648	112,609
American International Group, Inc.* (Insurance)	860	50,817
American Tower Corp. (Equity Real Estate Investment Trusts)	459	129,425
American Water Works Co., Inc.* (Water Utilities)	183	31,875
Ameriprise Financial, Inc. (Capital Markets)	115	34,745
AmerisourceBergen Corp. (Health Care Providers & Services)	151	18,425
AMETEK, Inc.* (Electrical Equipment)	233	30,849
Amgen, Inc.* (Biotechnology)	572	118,387
Amphenol Corp.* - Class A (Electronic Equipment, Instruments & Components)	602	46,216
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	541	93,858
ANSYS, Inc.* (Software)	88	33,403
Anthem, Inc.* (Health Care Providers & Services)	245	106,607
Aon PLC (Insurance)	227	72,622
APA Corp. (Oil, Gas & Consumable Fuels)	382	10,012
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	15,811	2,368,488
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	920	125,718
Aptiv PLC* (Auto Components)	273	47,199
Archer-Daniels-Midland Co.* (Food Products)	562	36,103
Arista Networks, Inc.* (Communications Equipment)	56	22,943
Arthur J. Gallagher & Co. (Insurance)	208	34,875
Assurant, Inc. (Insurance)	59	9,517
AT&T, Inc. (Diversified Telecommunication Services)	7,191	181,645
Atmos Energy Corp.* (Gas Utilities)	131	12,068
Autodesk, Inc.* (Software)	221	70,192
Automatic Data Processing, Inc.* (IT Services)	426	95,633
AutoZone, Inc.* (Specialty Retail)	21	37,482
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	140	33,135
Avery Dennison Corp.* (Containers & Packaging)	84	18,288
Baker Hughes Co. - Class A (Energy Equipment & Services)	836	20,967
Ball Corp.* (Containers & Packaging)	328	30,006
Bank of America Corp.* (Banks)	7,457	356,296
Bath & Body Works, Inc.* (Specialty Retail)	266	18,378
Baxter International, Inc.* (Health Care Equipment & Supplies)	502	39,638
Becton, Dickinson & Co.* (Health Care Equipment & Supplies)	289	69,242
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,867	535,848
Best Buy Co., Inc. (Specialty Retail)	227	27,748
Biogen, Inc.* (Biotechnology)	150	40,002
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	21	16,688
Bio-Techne Corp. (Life Sciences Tools & Services)	39	20,422
BlackRock, Inc. - Class A (Capital Markets)	144	135,858
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	41	99,252
BorgWarner, Inc.* (Auto Components)	242	10,907
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	143	16,251
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,433	61,805
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,237	130,641
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	413	219,580
Broadridge Financial Solutions, Inc. (IT Services)	117	20,874
Brown & Brown, Inc. (Insurance)	236	14,894
Brown-Forman Corp.* - Class B (Beverages)	184	12,492
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	132	12,803
Cadence Design Systems, Inc.* (Software)	279	48,298
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	215	23,534

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Campbell Soup Co. (Food Products)	205	$8,190
Capital One Financial Corp. (Consumer Finance)	449	67,812
Cardinal Health, Inc. (Health Care Providers & Services)	292	13,961
CarMax, Inc.* (Specialty Retail)	164	22,455
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	805	17,839
Carrier Global Corp. (Building Products)	873	45,597
Catalent, Inc.* (Pharmaceuticals)	171	23,574
Caterpillar, Inc. (Machinery)	551	112,409
Cboe Global Markets, Inc. (Capital Markets)	107	14,118
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	338	35,179
CDW Corp. (Electronic Equipment, Instruments & Components)	138	25,758
Celanese Corp. (Chemicals)	112	18,089
Centene Corp.* (Health Care Providers & Services)	586	41,747
CenterPoint Energy, Inc. (Multi-Utilities)	598	15,572
Ceridian HCM Holding, Inc.* (Software)	135	16,909
Cerner Corp. (Health Care Technology)	298	22,138
CF Industries Holdings, Inc.* (Chemicals)	215	12,212
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	51	22,883
Charter Communications, Inc.* - Class A (Media)	128	86,386
Chevron Corp.* (Oil, Gas & Consumable Fuels)	1,946	222,799
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	28	49,813
Chubb, Ltd. (Insurance)	442	86,358
Church & Dwight Co., Inc. (Household Products)	247	21,578
Cigna Corp.* (Health Care Providers & Services)	343	73,268
Cincinnati Financial Corp.* (Insurance)	151	18,337
Cintas Corp.* (Commercial Services & Supplies)	88	38,113
Cisco Systems, Inc. (Communications Equipment)	4,243	237,480
Citigroup, Inc. (Banks)	2,040	141,086
Citizens Financial Group, Inc. (Banks)	430	20,373
Citrix Systems, Inc. (Software)	125	11,841
CME Group, Inc. (Capital Markets)	361	79,619
CMS Energy Corp. (Multi-Utilities)	292	17,622
Cognizant Technology Solutions Corp. - Class A (IT Services)	528	41,232
Colgate-Palmolive Co. (Household Products)	848	64,609
Comcast Corp. - Class A (Media)	4,613	237,246
Comerica, Inc.* (Banks)	134	11,402
Conagra Brands, Inc. (Food Products)	484	15,585
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,347	100,339
Consolidated Edison, Inc. (Multi-Utilities)	355	26,767
Constellation Brands, Inc. - Class A (Beverages)	169	36,641
Copart, Inc.* (Commercial Services & Supplies)	214	33,232
Corning, Inc.* (Electronic Equipment, Instruments & Components)	775	27,567
Corteva, Inc. (Chemicals)	740	31,931
Costco Wholesale Corp. (Food & Staples Retailing)	445	218,735
Coterra Energy, Inc.* (Oil, Gas & Consumable Fuels)	817	17,418
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	435	78,431
CSX Corp.* (Road & Rail)	2,270	82,106
Cummins, Inc.* (Machinery)	144	34,537
CVS Health Corp. (Health Care Providers & Services)	1,328	118,564
D.R. Horton, Inc. (Household Durables)	327	29,191
Danaher Corp. (Health Care Equipment & Supplies)	639	199,221
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	131	18,882
DaVita, Inc.* (Health Care Providers & Services)	67	6,917
Deere & Co. (Machinery)	286	97,900
Delta Air Lines, Inc.* (Airlines)	644	25,200
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	220	12,586
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	634	25,411
DexCom, Inc.* (Health Care Equipment & Supplies)	97	60,451
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	171	18,329
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	284	44,818
Discover Financial Services* (Consumer Finance)	302	34,223
Discovery, Inc.*(a) (Media)	171	4,008
Discovery, Inc.* - Class C (Media)	306	6,903
DISH Network Corp.* - Class A (Media)	250	10,268
Dollar General Corp. (Multiline Retail)	238	52,722
Dollar Tree, Inc.* (Multiline Retail)	234	25,216
Dominion Energy, Inc. (Multi-Utilities)	813	61,732
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	37	18,092
Dover Corp.* (Machinery)	145	24,517
Dow, Inc.* (Chemicals)	750	41,978
DTE Energy Co.* (Multi-Utilities)	195	22,103
Duke Energy Corp. (Electric Utilities)	774	78,957
Duke Realty Corp. (Equity Real Estate Investment Trusts)	381	21,427
DuPont de Nemours, Inc. (Chemicals)	526	36,610
DXC Technology Co.* (IT Services)	254	8,273
Eastman Chemical Co. (Chemicals)	136	14,148
Eaton Corp. PLC (Electrical Equipment)	401	66,069
eBay, Inc. (Internet & Direct Marketing Retail)	655	50,252
Ecolab, Inc. (Chemicals)	250	55,555
Edison International (Electric Utilities)	383	24,102
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	627	75,127

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc. (Entertainment)	286		$40,112
Eli Lilly & Co. (Pharmaceuticals)	800		203,808
Emerson Electric Co.* (Electrical Equipment)	602		58,400
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	135		31,270
Entergy Corp. (Electric Utilities)	203		20,913
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	588		54,367
Equifax, Inc.* (Professional Services)	123		34,124
Equinix, Inc. (Equity Real Estate Investment Trusts)	91		76,173
Equity Residential (Equity Real Estate Investment Trusts)	343		29,635
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	65		22,095
Etsy, Inc.* (Internet & Direct Marketing Retail)	128		32,088
Everest Re Group, Ltd. (Insurance)	40		10,460
Evergy, Inc. (Electric Utilities)	231		14,726
Eversource Energy (Electric Utilities)	346		29,375
Exelon Corp. (Electric Utilities)	984		52,339
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	146		24,004
Expeditors International of Washington, Inc. (Air Freight & Logistics)	171		21,077
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	134		26,448
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,262		274,772
F5 Networks, Inc.* (Communications Equipment)	60		12,669
Facebook, Inc.* - Class A (Interactive Media & Services)	2,401		776,892
Fastenal Co. (Trading Companies & Distributors)	579		33,049
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	70		8,425
FedEx Corp. (Air Freight & Logistics)	247		58,176
Fidelity National Information Services, Inc. (IT Services)	622		68,880
Fifth Third Bancorp (Banks)	695		30,253
First Horizon Corp.* (Banks)	–	†	6
First Republic Bank (Banks)	177		38,290
FirstEnergy Corp.* (Electric Utilities)	549		21,153
Fiserv, Inc.* (IT Services)	600		59,094
FleetCor Technologies, Inc.* (IT Services)	83		20,535
FMC Corp. (Chemicals)	130		11,831
Ford Motor Co.* (Automobiles)	3,952		67,500
Fortinet, Inc.* (Software)	136		45,742
Fortive Corp. (Machinery)	361		27,331
Fortune Brands Home & Security, Inc. (Building Products)	139		14,095
Fox Corp. - Class A (Media)	325		12,916
Fox Corp. - Class B (Media)	149		5,507
Franklin Resources, Inc. (Capital Markets)	283		8,912
Freeport-McMoRan, Inc. (Metals & Mining)	1,478		55,751
Garmin, Ltd. (Household Durables)	153		21,971
Gartner, Inc.* (IT Services)	84		27,880
Generac Holdings, Inc.* (Electrical Equipment)	63		31,409
General Dynamics Corp. (Aerospace & Defense)	234		47,444
General Electric Co. (Industrial Conglomerates)	1,105		115,881
General Mills, Inc. (Food Products)	611		37,760
General Motors Co.* (Automobiles)	1,462		79,577
Genuine Parts Co.* (Distributors)	144		18,880
Gilead Sciences, Inc. (Biotechnology)	1,261		81,814
Global Payments, Inc. (IT Services)	296		42,325
Globe Life, Inc. (Insurance)	94		8,368
Halliburton Co.* (Energy Equipment & Services)	897		22,416
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	353		6,015
Hartford Financial Services Group, Inc.* (Insurance)	350		25,526
Hasbro, Inc. (Leisure Products)	130		12,449
HCA Healthcare, Inc. (Health Care Providers & Services)	248		62,114
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	542		19,246
Henry Schein, Inc.* (Health Care Providers & Services)	140		10,689
Hess Corp. (Oil, Gas & Consumable Fuels)	278		22,954
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,316		19,279
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	280		40,306
Hologic, Inc.* (Health Care Equipment & Supplies)	255		18,694
Honeywell International, Inc. (Industrial Conglomerates)	695		151,941
Hormel Foods Corp. (Food Products)	283		11,977
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	720		12,118
Howmet Aerospace, Inc.* (Aerospace & Defense)	389		11,549
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,210		36,699
Humana, Inc. (Health Care Providers & Services)	130		60,211
Huntington Bancshares, Inc.* (Banks)	1,488		23,421
Huntington Ingalls Industries, Inc.* (Aerospace & Defense)	41		8,312
IDEX Corp. (Machinery)	77		17,138
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	86		57,288
IHS Markit, Ltd. (Professional Services)	401		52,418
Illinois Tool Works, Inc.* (Machinery)	288		65,627
Illumina, Inc.* (Life Sciences Tools & Services)	148		61,429
Incyte Corp.* (Biotechnology)	189		12,659
Ingersoll Rand, Inc.* (Machinery)	408		21,934
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,084		200,116
Intercontinental Exchange, Inc. (Capital Markets)	567		78,507

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	903	$112,965
International Flavors & Fragrances, Inc. (Chemicals)	251	37,010
International Paper Co.* (Containers & Packaging)	394	19,570
Intuit, Inc. (Software)	276	172,773
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	360	130,007
Invesco, Ltd. (Capital Markets)	345	8,766
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	36	5,724
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	193	50,454
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	292	13,327
J.B. Hunt Transport Services, Inc.* (Road & Rail)	85	16,761
Jack Henry & Associates, Inc. (IT Services)	75	12,486
Jacobs Engineering Group, Inc. (Professional Services)	131	18,395
Johnson & Johnson (Pharmaceuticals)	2,650	431,633
Johnson Controls International PLC (Building Products)	717	52,607
JPMorgan Chase & Co. (Banks)	3,009	511,200
Juniper Networks, Inc. (Communications Equipment)	328	9,683
Kansas City Southern* (Road & Rail)	92	28,543
Kellogg Co. (Food Products)	257	15,754
KeyCorp* (Banks)	963	22,409
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	185	33,304
Kimberly-Clark Corp. (Household Products)	339	43,897
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	618	13,967
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,963	32,880
KLA Corp.* (Semiconductors & Semiconductor Equipment)	154	57,405
L3Harris Technologies, Inc.* (Aerospace & Defense)	203	46,800
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	97	27,841
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	143	80,591
Lamb Weston Holding, Inc.* (Food Products)	146	8,242
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	345	13,389
Leggett & Platt, Inc.* (Household Durables)	135	6,325
Leidos Holdings, Inc.* (Professional Services)	142	14,197
Lennar Corp. - Class A (Household Durables)	277	27,681
Lincoln National Corp.* (Insurance)	177	12,771
Linde PLC (Chemicals)	520	165,983
Live Nation Entertainment, Inc.* (Entertainment)	132	13,352
LKQ Corp.* (Distributors)	273	15,037
Lockheed Martin Corp. (Aerospace & Defense)	248	82,415
Loews Corp.* (Insurance)	205	11,494
Lowe's Cos., Inc.* (Specialty Retail)	712	166,480
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	1,001	11,872
LyondellBasell Industries N.V. - Class A (Chemicals)	266	24,690
M&T Bank Corp. (Banks)	130	19,126
Marathon Oil Corp.* (Oil, Gas & Consumable Fuels)	795	12,974
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	643	42,393
MarketAxess Holdings, Inc. (Capital Markets)	38	15,529
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	277	44,263
Marsh & McLennan Cos., Inc. (Insurance)	510	85,068
Martin Marietta Materials, Inc.* (Construction Materials)	62	24,356
Masco Corp.* (Building Products)	249	16,322
Mastercard, Inc. - Class A (IT Services)	877	294,251
Match Group, Inc.* (Interactive Media & Services)	279	42,068
McCormick & Co., Inc. (Food Products)	251	20,138
McDonald's Corp. (Hotels, Restaurants & Leisure)	751	184,408
McKesson Corp. (Health Care Providers & Services)	156	32,429
Medtronic PLC (Health Care Equipment & Supplies)	1,354	162,290
Merck & Co., Inc. (Pharmaceuticals)	2,549	224,439
MetLife, Inc. (Insurance)	733	46,032
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	23	34,060
MGM Resorts International* (Hotels, Restaurants & Leisure)	404	19,053
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	552	40,898
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,134	78,359
Microsoft Corp. (Software)	7,566	2,509,036
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	117	23,893
Moderna, Inc.* (Biotechnology)	354	122,204
Mohawk Industries, Inc.* (Household Durables)	56	9,924
Molson Coors Beverage Co. - Class B (Beverages)	189	8,333
Mondelez International, Inc. - Class A (Food Products)	1,406	85,399
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	44	23,120
Monster Beverage Corp.* (Beverages)	378	32,130
Moody's Corp.* (Capital Markets)	164	66,281
Morgan Stanley (Capital Markets)	1,471	151,189
Motorola Solutions, Inc. (Communications Equipment)	170	42,260
MSCI, Inc. - Class A (Capital Markets)	83	55,185

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Nasdaq, Inc.* (Capital Markets)	118	$24,765
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	226	20,182
Netflix, Inc.* (Entertainment)	446	307,878
Newell Brands, Inc.* (Household Durables)	382	8,744
Newmont Corp. (Metals & Mining)	805	43,470
News Corp. - Class A (Media)	395	9,046
News Corp. - Class B (Media)	124	2,797
NextEra Energy, Inc. (Electric Utilities)	1,975	168,528
Nielsen Holdings PLC (Professional Services)	362	7,331
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,285	214,968
NiSource, Inc. (Multi-Utilities)	396	9,769
Norfolk Southern Corp.* (Road & Rail)	248	72,676
Northern Trust Corp.* (Capital Markets)	209	25,715
Northrop Grumman Corp. (Aerospace & Defense)	152	54,297
NortonLifelock, Inc. (Software)	586	14,914
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	374	9,619
NRG Energy, Inc. (Electric Utilities)	246	9,813
Nucor Corp. (Metals & Mining)	296	33,048
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,510	641,731
NVR, Inc.* (Household Durables)	3	14,684
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	267	53,630
Occidental Petroleum Corp.* (Oil, Gas & Consumable Fuels)	893	29,942
Old Dominion Freight Line, Inc. (Road & Rail)	94	32,087
Omnicom Group, Inc. (Media)	215	14,637
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	449	28,565
Oracle Corp. (Software)	1,657	158,973
O'Reilly Automotive, Inc.* (Specialty Retail)	69	42,940
Organon & Co. (Pharmaceuticals)	255	9,371
Otis Worldwide Corp. (Machinery)	429	34,453
PACCAR, Inc.* (Machinery)	350	31,367
Packaging Corp. of America (Containers & Packaging)	95	13,050
Parker-Hannifin Corp.* (Machinery)	130	38,557
Paychex, Inc. (IT Services)	322	39,696
Paycom Software, Inc.* (Software)	49	26,845
PayPal Holdings, Inc.* (IT Services)	1,183	275,154
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	167	11,957
Pentair PLC (Machinery)	167	12,353
People's United Financial, Inc. (Banks)	432	7,404
PepsiCo, Inc. (Beverages)	1,392	224,948
PerkinElmer, Inc.* (Life Sciences Tools & Services)	113	19,989
Pfizer, Inc. (Pharmaceuticals)	5,645	246,912
Philip Morris International, Inc. (Tobacco)	1,570	148,428
Phillips 66* (Oil, Gas & Consumable Fuels)	440	32,903
Pinnacle West Capital Corp.* (Electric Utilities)	114	7,352
Pioneer Natural Resources Co.* (Oil, Gas & Consumable Fuels)	229	42,818
Pool Corp. (Distributors)	40	20,606
PPG Industries, Inc.* (Chemicals)	239	38,376
PPL Corp. (Electric Utilities)	776	22,349
Principal Financial Group, Inc. (Insurance)	251	16,840
Prologis, Inc. (Equity Real Estate Investment Trusts)	744	107,850
Prudential Financial, Inc.* (Insurance)	390	42,920
PTC, Inc.* (Software)	106	13,499
Public Service Enterprise Group, Inc.* (Multi-Utilities)	509	32,474
Public Storage (Equity Real Estate Investment Trusts)	154	51,156
PulteGroup, Inc. (Household Durables)	260	12,501
PVH Corp.* (Textiles, Apparel & Luxury Goods)	72	7,872
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	112	18,842
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	1,135	151,000
Quanta Services, Inc. (Construction & Engineering)	140	16,979
Quest Diagnostics, Inc. (Health Care Providers & Services)	123	18,054
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	49	6,231
Raymond James Financial, Inc. (Capital Markets)	187	18,436
Raytheon Technologies Corp. (Aerospace & Defense)	1,518	134,890
Realty Income Corp. (Equity Real Estate Investment Trusts)	554	39,572
Regency Centers Corp. (Equity Real Estate Investment Trusts)	153	10,773
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	106	67,834
Regions Financial Corp. (Banks)	962	22,780
Republic Services, Inc. - Class A (Commercial Services & Supplies)	211	28,401
ResMed, Inc.* (Health Care Equipment & Supplies)	146	38,385
Robert Half International, Inc.* (Professional Services)	113	12,777
Rockwell Automation, Inc.* (Electrical Equipment)	117	37,370
Rollins, Inc. (Commercial Services & Supplies)	228	8,032
Roper Technologies, Inc.* (Industrial Conglomerates)	106	51,714
Ross Stores, Inc.* (Specialty Retail)	359	40,639
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	226	19,081
S&P Global, Inc. (Capital Markets)	242	114,747
Salesforce.com, Inc.* (Software)	979	293,397
SBA Communications Corp. (Equity Real Estate Investment Trusts)	110	37,986
Schlumberger, Ltd.* (Energy Equipment & Services)	1,409	45,454

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	211	$18,794
Sealed Air Corp. (Containers & Packaging)	150	8,898
Sempra Energy* (Multi-Utilities)	321	40,969
ServiceNow, Inc.* (Software)	200	139,552
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	331	48,518
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	167	27,911
Snap-on, Inc.* (Machinery)	55	11,178
Southwest Airlines Co.* (Airlines)	596	28,178
Stanley Black & Decker, Inc.* (Machinery)	165	29,655
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,186	125,799
State Street Corp. (Capital Markets)	368	36,266
STERIS PLC (Health Care Equipment & Supplies)	100	23,374
Stryker Corp. (Health Care Equipment & Supplies)	338	89,932
SVB Financial Group* (Banks)	59	42,327
Sylvamo Corp.* (Paper & Forest Products)	1	18
Synchrony Financial (Consumer Finance)	573	26,616
Synopsys, Inc.* (Software)	154	51,310
Sysco Corp.* (Food & Staples Retailing)	514	39,527
T. Rowe Price Group, Inc. (Capital Markets)	229	49,666
Take-Two Interactive Software, Inc.* (Entertainment)	117	21,177
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	281	10,953
Target Corp. (Multiline Retail)	499	129,550
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	330	48,179
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	21,113
Teleflex, Inc.* (Health Care Equipment & Supplies)	47	16,776
Teradyne, Inc.* (Semiconductors & Semiconductor Equipment)	167	23,086
Tesla, Inc.* (Automobiles)	817	910,138
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	930	174,356
Textron, Inc.* (Aerospace & Defense)	226	16,690
The AES Corp. (Independent Power and Renewable Electricity Producers)	672	16,887
The Allstate Corp.* (Insurance)	298	36,854
The Bank of New York Mellon Corp. (Capital Markets)	799	47,301
The Boeing Co.* (Aerospace & Defense)	555	114,902
The Charles Schwab Corp.* (Capital Markets)	1,511	123,947
The Clorox Co. (Household Products)	124	20,213
The Coca-Cola Co.* (Beverages)	3,912	220,519
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	50	20,846
The Estee Lauder Co., Inc.* (Personal Products)	234	75,893
The Gap, Inc.* (Specialty Retail)	217	4,924
The Goldman Sachs Group, Inc. (Capital Markets)	340	140,539
The Hershey Co. (Food Products)	146	25,601
The Home Depot, Inc. (Specialty Retail)	1,070	397,761
The Interpublic Group of Cos., Inc.* (Media)	396	14,482
The JM Smucker Co. - Class A (Food Products)	109	13,392
The Kraft Heinz Co.* (Food Products)	678	24,333
The Kroger Co. (Food & Staples Retailing)	684	27,374
The Mosaic Co. (Chemicals)	347	14,425
The PNC Financial Services Group, Inc. (Banks)	428	90,321
The Procter & Gamble Co. (Household Products)	2,444	349,468
The Progressive Corp. (Insurance)	589	55,884
The Sherwin-Williams Co.* (Chemicals)	243	76,936
The Southern Co.* (Electric Utilities)	1,067	66,495
The TJX Cos., Inc.* (Specialty Retail)	1,216	79,636
The Travelers Cos., Inc. (Insurance)	251	40,381
The Walt Disney Co.* (Entertainment)	1,830	309,397
The Western Union Co. (IT Services)	409	7,452
The Williams Cos., Inc.* (Oil, Gas & Consumable Fuels)	1,223	34,354
Thermo Fisher Scientific, Inc.* (Life Sciences Tools & Services)	396	250,695
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	589	67,753
Tractor Supply Co.* (Specialty Retail)	115	24,975
Trane Technologies PLC (Building Products)	240	43,423
TransDigm Group, Inc.* (Aerospace & Defense)	53	33,062
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	253	22,105
Truist Financial Corp. (Banks)	1,344	85,304
Twitter, Inc.* (Interactive Media & Services)	804	43,046
Tyler Technologies, Inc.* (Software)	41	22,272
Tyson Foods, Inc.* - Class A (Food Products)	297	23,751
U.S. Bancorp (Banks)	1,358	81,982
UDR, Inc. (Equity Real Estate Investment Trusts)	282	15,659
Ulta Beauty, Inc.* (Specialty Retail)	56	20,572
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	191	4,194
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	210	3,965
Union Pacific Corp. (Road & Rail)	656	158,359
United Airlines Holdings , Inc.* (Airlines)	326	15,042
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	733	156,474
United Rentals, Inc.* (Trading Companies & Distributors)	73	27,675
UnitedHealth Group, Inc. (Health Care Providers & Services)	949	436,985
Universal Health Services, Inc.* - Class B (Health Care Providers & Services)	76	9,432
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	412	31,860

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ventas, Inc. (Equity Real Estate Investment Trusts)	383	$20,441
VeriSign, Inc.* (IT Services)	98	21,822
Verisk Analytics, Inc. - Class A (Professional Services)	163	34,274
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,169	220,915
Vertex Pharmaceuticals, Inc.* (Biotechnology)	261	48,267
VF Corp.* (Textiles, Apparel & Luxury Goods)	327	23,832
ViacomCBS, Inc. - Class B (Media)	609	22,058
Viatris, Inc. (Pharmaceuticals)	1,219	16,274
Visa, Inc. - Class A (IT Services)	1,700	360,009
Vornado Realty Trust (Equity Real Estate Investment Trusts)	159	6,778
Vulcan Materials Co.* (Construction Materials)	133	25,286
W.R. Berkley Corp.* (Insurance)	140	11,144
W.W. Grainger, Inc.* (Trading Companies & Distributors)	44	20,377
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	722	33,948
Walmart, Inc. (Food & Staples Retailing)	1,439	215,015
Waste Management, Inc. (Commercial Services & Supplies)	391	62,650
Waters Corp.* (Life Sciences Tools & Services)	61	22,421
WEC Energy Group, Inc. (Multi-Utilities)	317	28,549
Wells Fargo & Co.* (Banks)	4,135	211,548
Welltower, Inc. (Equity Real Estate Investment Trusts)	426	34,250
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	74	31,811
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	309	16,158
Westinghouse Air Brake Technologies Corp.* (Machinery)	190	17,239
WestRock Co. (Containers & Packaging)	269	12,939
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	754	26,933
Whirlpool Corp.* (Household Durables)	63	13,282
Willis Towers Watson PLC (Insurance)	130	31,496
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	106	9,519
Xcel Energy, Inc. (Electric Utilities)	543	35,072
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	249	44,820
Xylem, Inc. (Machinery)	181	23,637
Yum! Brands, Inc.* (Hotels, Restaurants & Leisure)	298	37,232
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	54	28,833
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	210	30,055
Zions Bancorp* (Banks)	164	10,330
Zoetis, Inc. (Pharmaceuticals)	477	103,127

TOTAL COMMON STOCKS
(Cost $6,803,334)		39,342,673

Repurchase Agreements(b)(c) (36.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $23,169,000	$23,169,000	$23,169,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,169,000)		23,169,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	3,700	$3,700
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,700)		3,700
TOTAL INVESTMENT SECURITIES
(Cost $29,976,034) - 97.5%		62,515,373
Net other assets (liabilities) - 2.5%		1,598,312

NET ASSETS - 100.0%		$64,113,685

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $3,469.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $2,237,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	12/20/21	$4,137,300	$84,251

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/29/21	0 .62%	$15,377,364	$163,717
S&P 500	UBS AG	11/29/21	0 .58%	5,273,160	62,168
				$20,650,524	$225,885

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Bull ProFund invested in the following industries as of October 31, 2021:
	Value	% of Net Assets
Aerospace & Defense	$550,361	0.9%
Air Freight & Logistics	248,530	0.4%
Airlines	87,592	0.1%
Auto Components	58,106	0.1%
Automobiles	1,057,215	1.7%
Banks	1,725,857	2.7%
Beverages	535,062	0.8%
Biotechnology	695,164	1.1%
Building Products	193,583	0.3%
Capital Markets	1,230,091	1.9%
Chemicals	676,188	1.1%
Commercial Services & Supplies	170,428	0.3%
Communications Equipment	325,035	0.5%
Construction & Engineering	16,979	NM
Construction Materials	49,642	0.1%
Consumer Finance	241,260	0.4%
Containers & Packaging	121,496	0.2%
Distributors	54,523	0.1%
Diversified Financial Services	535,848	0.8%
Diversified Telecommunication Services	414,432	0.6%
Electric Utilities	607,896	1.0%
Electrical Equipment	224,097	0.4%
Electronic Equipment, Instruments & Components	258,799	0.4%
Energy Equipment & Services	88,837	0.1%
Entertainment	753,140	1.2%
Equity Real Estate Investment Trusts	997,105	1.6%
Food & Staples Retailing	534,599	0.8%
Food Products	326,225	0.5%
Gas Utilities	12,068	NM
Health Care Equipment & Supplies	1,428,946	2.2%
Health Care Providers & Services	1,037,244	1.6%
Health Care Technology	22,138	NM
Hotels, Restaurants & Leisure	766,042	1.2%
Household Durables	144,303	0.2%
Household Products	499,765	0.8%
Independent Power and Renewable Electricity Producers	16,887	NM
Industrial Conglomerates	423,528	0.7%
Insurance	755,987	1.2%
Interactive Media & Services	2,598,375	4.0%
Internet & Direct Marketing Retail	1,559,464	2.4%
IT Services	1,755,123	2.7%
Leisure Products	12,449	NM
Life Sciences Tools & Services	547,233	0.9%
Machinery	599,832	0.9%
Media	426,254	0.7%
Metals & Mining	132,269	0.2%
Multiline Retail	207,488	0.3%
Multi-Utilities	277,388	0.4%
Oil, Gas & Consumable Fuels	1,035,090	1.6%
Paper & Forest Products	18	NM
Personal Products	75,893	0.1%
Pharmaceuticals	1,389,779	2.2%
Professional Services	173,516	0.3%
Real Estate Management & Development	35,179	0.1%
Road & Rail	390,532	0.6%
Semiconductors & Semiconductor Equipment	2,233,092	3.5%
Software	3,941,128	6.1%
Specialty Retail	898,874	1.4%
Technology Hardware, Storage & Peripherals	2,479,600	3.9%
Textiles, Apparel & Luxury Goods	278,030	0.4%
Tobacco	230,340	0.4%
Trading Companies & Distributors	81,101	0.1%
Water Utilities	31,875	0.1%
Wireless Telecommunication Services	67,753	0.1%
Other **	24,771,012	38.6%
Total	$64,113,685	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (77.1%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,285	$335,044
Alphabet, Inc.* - Class A (Interactive Media & Services)	353	1,045,204
Alphabet, Inc.* - Class C (Interactive Media & Services)	331	981,551
AT&T, Inc. (Diversified Telecommunication Services)	13,909	351,341
Charter Communications, Inc.* - Class A (Media)	480	323,947
Comcast Corp. - Class A (Media)	6,376	327,919
Discovery, Inc.*(a) (Media)	930	21,799
Discovery, Inc.* - Class C (Media)	1,673	37,743
DISH Network Corp.* - Class A (Media)	1,372	56,348
Electronic Arts, Inc. (Entertainment)	1,568	219,912
Facebook, Inc.* - Class A (Interactive Media & Services)	5,102	1,650,853
Fox Corp. - Class A (Media)	1,782	70,817
Fox Corp. - Class B (Media)	817	30,196
Live Nation Entertainment, Inc.* (Entertainment)	726	73,435
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	5,479	64,981
Match Group, Inc.* (Interactive Media & Services)	1,525	229,940
Netflix, Inc.* (Entertainment)	632	436,275
News Corp. - Class A (Media)	2,154	49,327
News Corp. - Class B (Media)	671	15,138
Omnicom Group, Inc. (Media)	1,181	80,402
Take-Two Interactive Software, Inc.* (Entertainment)	642	116,202
The Interpublic Group of Cos., Inc.* (Media)	2,169	79,320
The Walt Disney Co.* (Entertainment)	2,054	347,270
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,889	332,322
Twitter, Inc.* (Interactive Media & Services)	4,396	235,362
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,972	369,447
ViacomCBS, Inc. - Class B (Media)	3,338	120,902
TOTAL COMMON STOCKS
(Cost $5,466,903)		8,002,997

Repurchase Agreements(b)(c) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,400,000	$2,400,000	$2,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,400,000)		2,400,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	20,800	$20,800
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,800)		20,800
TOTAL INVESTMENT SECURITIES
(Cost $7,887,703) - 100.4%		10,423,797
Net other assets (liabilities) - (0.4)%		(44,562)

NET ASSETS - 100.0%		$10,379,235

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $19,502.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,286,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	11/23/21	0 .57%	$3,548,905	$(16,881)
S&P Communication Services Select Sector Index	UBS AG	11/23/21	0 .43%	4,004,797	(22,857)
				$7,553,702	$(39,738)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Diversified Telecommunication Services	$785,768	7.6%
Entertainment	1,528,139	14.7%
Interactive Media & Services	4,142,911	39.9%
Media	1,213,857	11.7%
Wireless Telecommunication Services	332,322	3.2%
Other **	2,376,238	22.9%
Total	$10,379,235	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (74.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,297	$101,413
Altria Group, Inc. (Tobacco)	3,074	135,594
Aptiv PLC* (Auto Components)	451	77,973
Archer-Daniels-Midland Co.* (Food Products)	932	59,872
Autoliv, Inc.* (Auto Components)	130	12,591
Beyond Meat, Inc.*(a) (Food Products)	101	9,997
BorgWarner, Inc.* (Auto Components)	399	17,983
Brown-Forman Corp.* - Class B (Beverages)	305	20,706
Brunswick Corp.* (Leisure Products)	128	11,916
Bunge, Ltd. (Food Products)	237	21,956
Callaway Golf Co.* (Leisure Products)	192	5,194
Campbell Soup Co. (Food Products)	337	13,463
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	254	13,523
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	75	7,389
Church & Dwight Co., Inc. (Household Products)	408	35,643
Colgate-Palmolive Co. (Household Products)	1,405	107,047
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	58	6,023
Conagra Brands, Inc. (Food Products)	799	25,728
Constellation Brands, Inc. - Class A (Beverages)	282	61,140
Coty, Inc.* - Class A (Personal Products)	553	4,689
Cricut, Inc.* - Class A (Household Durables)	40	1,133
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	103	16,629
D.R. Horton, Inc. (Household Durables)	544	48,562
Darling Ingredients, Inc.* (Food Products)	270	22,820
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	45	17,789
Electronic Arts, Inc. (Entertainment)	475	66,619
Energizer Holdings, Inc. (Household Products)	103	3,756
Flowers Foods, Inc.* (Food Products)	330	8,168
Ford Motor Co.* (Automobiles)	6,536	111,635
Fox Factory Holding Corp.* (Auto Components)	70	11,267
Freshpet, Inc.* (Food Products)	73	11,381
General Mills, Inc. (Food Products)	1,011	62,479
General Motors Co.* (Automobiles)	2,421	131,775
Gentex Corp. (Auto Components)	398	14,085
Genuine Parts Co.* (Distributors)	238	31,204
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	579	9,866
Harley-Davidson, Inc. (Automobiles)	255	9,305
Hasbro, Inc. (Leisure Products)	217	20,780
Helen of Troy, Ltd.* (Household Durables)	39	8,773
Herbalife Nutrition, Ltd.* (Personal Products)	168	7,795
Hormel Foods Corp. (Food Products)	468	19,806
Ingredion, Inc. (Food Products)	113	10,761
Kellogg Co. (Food Products)	426	26,114
Keurig Dr Pepper, Inc. (Beverages)	1,227	44,282
Kimberly-Clark Corp. (Household Products)	561	72,644
Lamb Weston Holding, Inc.* (Food Products)	240	13,548
Lancaster Colony Corp.* (Food Products)	34	5,780
Lear Corp.* (Auto Components)	100	17,185
Leggett & Platt, Inc.* (Household Durables)	221	10,354
Lennar Corp. - Class A (Household Durables)	458	45,768
Lennar Corp. - Class B (Household Durables)	25	2,052
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	150	3,927
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	197	91,803
Luminar Technologies, Inc.* (Auto Components)	357	5,851
Mattel, Inc.* (Leisure Products)	578	12,606
McCormick & Co., Inc. (Food Products)	417	33,456
Mohawk Industries, Inc.* (Household Durables)	94	16,658
Molson Coors Beverage Co. - Class B (Beverages)	313	13,800
Mondelez International, Inc. - Class A (Food Products)	2,329	141,462
Monster Beverage Corp.* (Beverages)	625	53,125
National Beverage Corp. (Beverages)	38	2,143
Newell Brands, Inc.* (Household Durables)	630	14,421
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,128	355,992
NVR, Inc.* (Household Durables)	6	29,369
Peloton Interactive, Inc.* - Class A (Leisure Products)	446	40,782
PepsiCo, Inc. (Beverages)	2,304	372,327
Performance Food Group Co.* (Food & Staples Retailing)	257	11,624
Philip Morris International, Inc. (Tobacco)	2,597	245,521
Pilgrim's Pride Corp.* (Food Products)	81	2,281
Playtika Holding Corp.* (Entertainment)	169	4,779
Polaris, Inc.* (Leisure Products)	96	11,035
Pool Corp. (Distributors)	66	34,001
Post Holdings, Inc.* (Food Products)	99	10,047
PulteGroup, Inc. (Household Durables)	432	20,771
PVH Corp.* (Textiles, Apparel & Luxury Goods)	120	13,120
QuantumScape Corp.* (Auto Components)	385	11,142
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	80	10,174
Reynolds Consumer Products, Inc. (Household Products)	89	2,401
ROBLOX Corp.* - Class A (Entertainment)	70	5,881
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	225	10,397
Stanley Black & Decker, Inc.* (Machinery)	272	48,887
Take-Two Interactive Software, Inc.* (Entertainment)	193	34,933
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	465	18,126
Tempur Sealy International, Inc. (Household Durables)	326	14,497
Tesla, Inc.* (Automobiles)	1,354	1,508,356
The Boston Beer Co., Inc.* - Class A (Beverages)	15	7,387
The Clorox Co. (Household Products)	204	33,254
The Coca-Cola Co.* (Beverages)	6,473	364,884
The Estee Lauder Co., Inc.* (Personal Products)	386	125,192
The Hain Celestial Group, Inc.* (Food Products)	140	6,282
The Hershey Co. (Food Products)	242	42,435

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
The JM Smucker Co. - Class A (Food Products)	180	$22,115
The Kraft Heinz Co.* (Food Products)	1,120	40,197
The Procter & Gamble Co. (Household Products)	4,045	578,395
Thor Industries, Inc. (Automobiles)	93	9,482
Toll Brothers, Inc. (Household Durables)	193	11,613
TopBuild Corp.* (Household Durables)	56	14,390
Tyson Foods, Inc.* - Class A (Food Products)	490	39,185
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	312	6,852
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	345	6,514
US Foods Holding Corp.* (Food & Staples Retailing)	369	12,793
VF Corp.* (Textiles, Apparel & Luxury Goods)	542	39,501
Whirlpool Corp.* (Household Durables)	104	21,926
YETI Holdings, Inc.* (Leisure Products)	146	14,356
Zynga, Inc.* (Entertainment)	1,710	12,620

TOTAL COMMON STOCKS
(Cost $3,182,196)		6,249,023

Repurchase Agreements(b)(c) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,064,000	$2,064,000	$2,064,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,064,000)		2,064,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	5,828	$5,828
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,828)		5,828
TOTAL INVESTMENT SECURITIES
(Cost $5,252,024) - 99.3%		8,318,851
Net other assets (liabilities) - 0.7%		58,462

NET ASSETS - 100.0%		$8,377,313

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $5,642.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,227,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/23/21	0 .57%	$3,971,288	$89,006
Dow Jones U.S. Consumer Goods Index	UBS AG	11/23/21	0 .43%	2,368,695	51,799
				$6,339,983	$140,805

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Auto Components	$168,077	2.0%
Automobiles	1,770,553	21.0%
Beverages	939,794	11.2%
Distributors	65,205	0.8%
Entertainment	226,245	2.7%
Food & Staples Retailing	24,417	0.3%
Food Products	649,333	7.8%
Household Durables	260,287	3.1%
Household Products	833,140	10.0%
Leisure Products	116,669	1.4%
Machinery	48,887	0.6%
Personal Products	137,676	1.6%
Textiles, Apparel & Luxury Goods	627,625	7.5%
Tobacco	381,115	4.6%
Other **	2,128,290	25.4%
Total	$8,377,313	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (77.4%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	499	$112,534
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,566	437,914
Alaska Air Group, Inc.* (Airlines)	955	50,424
Albertsons Cos., Inc. - Class A (Food & Staples Retailing)	747	23,120
Altice USA, Inc.* (Media)	1,737	28,313
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,320	11,196,467
AMC Entertainment Holdings, Inc.* (Entertainment)	3,913	138,403
AMERCO (Road & Rail)	75	55,274
American Airlines Group, Inc.* (Airlines)	4,936	94,771
American Eagle Outfitters, Inc. (Specialty Retail)	1,163	27,610
AmerisourceBergen Corp. (Health Care Providers & Services)	1,140	139,103
Aramark (Hotels, Restaurants & Leisure)	1,946	70,990
AutoNation, Inc.* (Specialty Retail)	333	40,333
AutoZone, Inc.* (Specialty Retail)	164	292,714
Bath & Body Works, Inc.* (Specialty Retail)	2,018	139,424
Best Buy Co., Inc. (Specialty Retail)	1,718	210,008
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,045	61,070
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	313	757,704
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	625	39,863
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	462	76,692
Burlington Stores, Inc.* (Specialty Retail)	508	140,355
Cable One, Inc. (Media)	38	65,026
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,627	178,091
Cardinal Health, Inc. (Health Care Providers & Services)	2,212	105,756
CarMax, Inc.* (Specialty Retail)	1,242	170,055
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	6,087	134,888
Carvana Co.* (Specialty Retail)	644	195,248
Casey's General Stores, Inc. (Food & Staples Retailing)	282	54,014
Charter Communications, Inc.* - Class A (Media)	967	652,618
Chegg, Inc.* (Diversified Consumer Services)	1,082	64,314
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	214	380,712
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	250	35,155
Churchill Downs, Inc.* (Hotels, Restaurants & Leisure)	264	60,720
Comcast Corp. - Class A (Media)	34,915	1,795,677
ContextLogic, Inc.*(a) - Class A (Internet & Direct Marketing Retail)	2,467	12,582
Copart, Inc.* (Commercial Services & Supplies)	1,623	252,036
Costco Wholesale Corp. (Food & Staples Retailing)	3,370	1,656,490
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	181	24,104
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	993	143,131
Delta Air Lines, Inc.* (Airlines)	4,878	190,876
Dick's Sporting Goods, Inc. (Specialty Retail)	500	62,105
Discovery, Inc.*(a) (Media)	1,289	30,214
Discovery, Inc.* - Class C (Media)	2,315	52,226
DISH Network Corp.* - Class A (Media)	1,898	77,951
Dollar General Corp. (Multiline Retail)	1,801	398,958
Dollar Tree, Inc.* (Multiline Retail)	1,768	190,520
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	281	137,401
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,522	117,500
Endeavor Group Holdings, Inc.* - Class A (Entertainment)	158	4,247
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,108	182,166
Five Below, Inc.* (Specialty Retail)	427	84,247
Floor & Decor Holdings, Inc.* (Specialty Retail)	802	109,008
Foot Locker, Inc.* (Specialty Retail)	687	32,749
Fox Corp. - Class A (Media)	2,465	97,959
Fox Corp. - Class B (Media)	1,131	41,802
frontdoor, Inc.* - Class A (Diversified Consumer Services)	654	24,381
GameStop Corp.* - Class A (Specialty Retail)	474	86,984
Grand Canyon Education, Inc.* (Diversified Consumer Services)	344	27,417
H&R Block, Inc.* (Diversified Consumer Services)	1,357	31,306
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,124	305,750
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	367	31,268
IAA, Inc.* (Commercial Services & Supplies)	1,028	61,320
IHS Markit, Ltd. (Professional Services)	3,039	397,258
JetBlue Airways Corp.* (Airlines)	2,424	34,009
Kohl's Corp.* (Multiline Retail)	1,192	57,848
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	2,621	101,721
Liberty Broadband Corp.* - Class A (Media)	188	30,225
Liberty Broadband Corp.* - Class C (Media)	1,106	179,670
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	179	9,335
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,552	86,602
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	602	29,968
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	1,219	60,121
Lithia Motors, Inc.* - Class A (Specialty Retail)	231	73,740
Live Nation Entertainment, Inc.* (Entertainment)	1,004	101,555
LiveRamp Holdings, Inc.* (IT Services)	518	27,718
LKQ Corp.* (Distributors)	2,061	113,520
Lowe's Cos., Inc.* (Specialty Retail)	5,389	1,260,056
Lyft, Inc.* (Road & Rail)	2,215	101,602
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,085	333,665
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	326	51,254
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,693	1,397,915

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
MGM Resorts International* (Hotels, Restaurants & Leisure)	3,049	$143,791
Murphy USA, Inc.* (Specialty Retail)	181	29,494
National Vision Holdings, Inc.* (Specialty Retail)	621	38,278
Netflix, Inc.* (Entertainment)	3,374	2,329,106
News Corp. - Class A (Media)	2,982	68,288
News Corp. - Class B (Media)	928	20,936
Nexstar Media Group, Inc. - Class A (Media)	319	47,828
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,821	72,556
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	463	31,327
Omnicom Group, Inc. (Media)	1,634	111,243
O'Reilly Automotive, Inc.* (Specialty Retail)	526	327,340
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,265	90,574
Penske Automotive Group, Inc. (Specialty Retail)	239	25,346
Petco Health & Wellness Co., Inc.* (Specialty Retail)	622	15,382
Pinterest, Inc.* - Class A (Interactive Media & Services)	4,232	188,916
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	634	50,435
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	2,802	29,253
RH* (Specialty Retail)	130	85,752
Roku, Inc.* (Entertainment)	887	270,446
Rollins, Inc. (Commercial Services & Supplies)	1,726	60,807
Ross Stores, Inc.* (Specialty Retail)	2,723	308,244
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,709	144,291
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	735	58,837
Service Corp. International* (Diversified Consumer Services)	1,277	87,462
Sirius XM Holdings, Inc.(a) (Media)	7,102	43,251
Southwest Airlines Co.* (Airlines)	4,511	213,281
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	871	19,284
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,988	953,356
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	547	18,926
Sysco Corp.* (Food & Staples Retailing)	3,900	299,910
Target Corp. (Multiline Retail)	3,771	979,026
TEGNA, Inc. (Media)	1,685	33,127
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	950	38,456
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	532	47,247
The Gap, Inc.* (Specialty Retail)	1,641	37,234
The Home Depot, Inc. (Specialty Retail)	8,105	3,012,953
The Interpublic Group of Cos., Inc.* (Media)	3,001	109,747
The Kroger Co. (Food & Staples Retailing)	5,184	207,464
The Madison Square Garden Co.* - Class A (Entertainment)	130	24,636
The New York Times Co. - Class A (Media)	1,274	69,548
The TJX Cos., Inc.* (Specialty Retail)	9,197	602,312
The Walt Disney Co.* (Entertainment)	13,858	2,342,971
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,359	30,306
Tractor Supply Co.* (Specialty Retail)	872	189,372
TripAdvisor, Inc.* (Interactive Media & Services)	750	24,728
Uber Technologies, Inc.* (Road & Rail)	12,356	541,440
Ulta Beauty, Inc.* (Specialty Retail)	417	153,189
United Airlines Holdings , Inc.* (Airlines)	2,467	113,827
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	307	105,826
ViacomCBS, Inc. - Class A (Media)	68	2,647
ViacomCBS, Inc. - Class B (Media)	4,618	167,264
Victoria's Secret & Co.* (Specialty Retail)	572	28,869
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	5,473	257,340
Walmart, Inc. (Food & Staples Retailing)	10,894	1,627,781
Warner Music Group Corp.* - Class A (Entertainment)	740	36,623
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	590	146,968
Williams-Sonoma, Inc. (Specialty Retail)	573	106,423
World Wrestling Entertainment, Inc. - Class A (Entertainment)	344	21,015
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	713	60,227
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	802	72,020
Yum! Brands, Inc.* (Hotels, Restaurants & Leisure)	2,254	281,615
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	1,386	93,167

TOTAL COMMON STOCKS
(Cost $13,534,806)		44,689,148

Repurchase Agreements(b)(c) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $13,323,000	$13,323,000	$13,323,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,323,000)		13,323,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	82,078	$82,078
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $82,078)		82,078
TOTAL INVESTMENT SECURITIES
(Cost $26,939,884) - 100.6%		58,094,226
Net other assets (liabilities) - (0.6)%		(354,826)

NET ASSETS - 100.0%		$57,739,400

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $77,260.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $7,756,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/23/21	0 .57%	$20,074,129	$(61,372)
Dow Jones U.S. Consumer Services Index	UBS AG	11/23/21	0 .43%	21,874,580	(66,528)
				$41,948,709	$(127,900)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Airlines	$697,187	1.2%
Commercial Services & Supplies	374,163	0.6%
Distributors	113,520	0.2%
Diversified Consumer Services	350,028	0.6%
Entertainment	5,364,939	9.3%
Food & Staples Retailing	4,206,473	7.3%
Health Care Providers & Services	244,859	0.4%
Hotels, Restaurants & Leisure	7,032,993	12.2%
Interactive Media & Services	306,811	0.5%
Internet & Direct Marketing Retail	11,404,197	19.8%
IT Services	27,718	NM
Media	3,815,649	6.6%
Multiline Retail	1,657,679	2.9%
Professional Services	397,258	0.7%
Road & Rail	698,316	1.2%
Specialty Retail	7,997,358	13.9%
Other **	13,050,252	22.6%
Total	$57,739,400	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (99.8%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	2,368	$144,969
ArcelorMittal SANYS - Class A (Metals & Mining)	3,551	121,338
Argenx SE*ADR (Biotechnology)	163	49,219
Ascendis Pharma A/S*ADR (Biotechnology)	490	74,289
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	449	364,984
AstraZeneca PLCADR (Pharmaceuticals)	2,449	152,768
Banco Santander S.A.ADR (Banks)	32,902	124,699
Barclays PLCADR (Banks)	11,022	123,336
BioNTech SE*ADR (Biotechnology)	531	148,006
BP PLC*ADR (Oil, Gas & Consumable Fuels)	5,469	157,453
British American Tobacco PLC*ADR (Tobacco)	3,347	116,877
Diageo PLCADR (Beverages)	816	162,931
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	6,164	156,751
GlaxoSmithKline PLCADR (Pharmaceuticals)	2,735	115,773
HSBC Holdings PLCADR (Banks)	5,429	163,250
ING Groep N.V.ADR (Banks)	9,511	143,901
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	1,633	28,529
National Grid PLC*ADR (Multi-Utilities)	1,592	102,015
Nokia Corp.*ADR (Communications Equipment)	20,043	113,844
NOVO Nordisk A/SADR (Pharmaceuticals)	2,164	238,321
RELX PLCADR (Professional Services)	3,960	123,512
Rio Tinto PLCADR (Metals & Mining)	2,082	131,728
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	4,572	209,946
Ryanair Holdings PLC*ADR (Airlines)	735	83,430
SanofiADR (Pharmaceuticals)	2,490	125,571
SAP SEADR (Software)	1,388	200,954
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	7,715	83,862
Tenaris S.A.ADR (Energy Equipment & Services)	4,368	97,319
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	3,428	171,777
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,756	86,052
TOTAL COMMON STOCKS
(Cost $2,661,465)		4,117,404

Collateral for Securities Loaned(b) (3.6%)

BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(c)	149,752	149,752
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $149,752)		149,752
TOTAL INVESTMENT SECURITIES
(Cost $2,811,217) - 103.4%		4,267,156
Net other assets (liabilities) - (3.4)%		(140,222)

NET ASSETS - 100.0%		$4,126,934

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $143,705.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Europe 30 ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Airlines	$83,430	2.0%
Banks	555,186	13.4%
Beverages	307,900	7.5%
Biotechnology	271,514	6.6%
Communications Equipment	197,706	4.8%
Energy Equipment & Services	97,319	2.4%
Internet & Direct Marketing Retail	28,529	0.7%
Metals & Mining	253,066	6.1%
Multi-Utilities	102,015	2.5%
Oil, Gas & Consumable Fuels	695,926	16.9%
Pharmaceuticals	632,433	15.3%
Professional Services	123,513	3.0%
Semiconductors & Semiconductor Equipment	364,983	8.8%
Software	200,955	4.9%
Tobacco	116,877	2.8%
Wireless Telecommunication Services	86,052	2.1%
Other **	9,530	0.2%
Total	$4,126,934	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2021:
	Value	% of Net Assets
Belgium	$144,969	3.5%
Denmark	312,610	7.6%
Finland	113,844	2.8%
France	297,348	7.2%
Germany	377,489	9.2%
Ireland	83,430	2.0%
Luxembourg	218,657	5.3%
Netherlands	768,050	18.6%
Norway	156,751	3.8%
Spain	124,699	3.0%
Sweden	83,862	2.0%
United Kingdom	1,435,695	34.8%
Other **	9,530	0.2%
Total	$4,126,934	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,128,000	$1,128,000	$1,128,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,128,000)		1,128,000
TOTAL INVESTMENT SECURITIES
(Cost $1,128,000) - 99.4%		1,128,000
Net other assets (liabilities) - 0.6%		6,594

NET ASSETS - 100.0%		$1,134,594

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $319,000.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

As of October 31, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	64,133	U.S. dollar	$87,070	11/19/21	$87,754	$684
Canadian dollar	93,415	U.S. dollar	74,009	11/19/21	75,493	1,484
Euro	329,306	U.S. dollar	380,488	11/19/21	380,783	295
Japanese yen	8,291,816	U.S. dollar	74,544	11/19/21	72,771	(1,773)
Swedish krona	179,529	U.S. dollar	20,381	11/19/21	20,914	533
Swiss franc	18,732	U.S. dollar	20,210	11/19/21	20,474	264
Total Long Contracts			$656,702		$658,189	$1,487

As of October 31, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$65,100	British pound	47,394	11/19/21	$64,850	$250
U.S. dollar	51,425	Canadian dollar	63,592	11/19/21	51,391	34
U.S. dollar	312,236	Euro	269,064	11/19/21	311,124	1,112
U.S. dollar	70,626	Japanese yen	8,041,888	11/19/21	70,577	49
U.S. dollar	23,529	Swedish krona	202,193	11/19/21	23,554	(25)
U.S. dollar	20,053	Swiss franc	18,414	11/19/21	20,126	(73)
Total Short Contracts	$542,969				$541,622	$1,347

Long:
British pound	83,396	U.S. dollar	$114,008	11/19/21	$114,111	$103
Canadian dollar	100,115	U.S. dollar	80,134	11/19/21	80,907	773
Euro	513,240	U.S. dollar	594,381	11/19/21	593,469	(912)
Japanese yen	17,632,240	U.S. dollar	156,824	11/19/21	154,744	(2,080)
Swedish krona	438,953	U.S. dollar	50,318	11/19/21	51,134	816
Swiss franc	37,846	U.S. dollar	40,979	11/19/21	41,365	386
Total Long Contracts			$1,036,644		$1,035,730	$(914)

Total unrealized appreciation	$6,783
Total unrealized (depreciation)	(4,863)
Total net unrealized appreciation/(depreciation)	$1,920

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (73.2%)

	Shares	Value
Affiliated Managers Group, Inc.* (Capital Markets)	119	$19,978
Aflac, Inc.* (Insurance)	1,779	95,479
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,512	24,071
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	402	82,064
Alleghany Corp.* (Insurance)	40	26,055
Ally Financial, Inc. (Consumer Finance)	1,038	49,554
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	402	21,595
American Express Co. (Consumer Finance)	1,857	322,710
American Financial Group, Inc.* (Insurance)	192	26,120
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	790	32,074
American International Group, Inc.* (Insurance)	2,466	145,716
American Tower Corp. (Equity Real Estate Investment Trusts)	1,313	370,226
Americold Realty Trust (Equity Real Estate Investment Trusts)	751	22,132
Ameriprise Financial, Inc. (Capital Markets)	328	99,099
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	4,167	35,252
Aon PLC (Insurance)	652	208,588
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	452	24,232
Apollo Global Management, Inc. (Capital Markets)	606	46,632
Arch Capital Group, Ltd.* (Insurance)	1,144	47,842
Ares Management Corp. - Class A (Capital Markets)	471	39,913
Arthur J. Gallagher & Co. (Insurance)	597	100,099
Assurant, Inc. (Insurance)	169	27,261
Athene Holding, Ltd.* (Insurance)	376	32,716
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	404	95,619
Axis Capital Holdings, Ltd. (Insurance)	222	11,560
Bank of America Corp.* (Banks)	21,355	1,020,341
Bank OZK (Banks)	352	15,724
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,346	1,534,355
BlackRock, Inc. - Class A (Capital Markets)	411	387,761
Blackstone Group, Inc. - Class A (Capital Markets)	1,978	273,795
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	451	14,838
BOK Financial Corp. (Banks)	88	8,903
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	409	46,479
Brighthouse Financial, Inc.* (Insurance)	241	12,105
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	857	20,088
Brown & Brown, Inc. (Insurance)	675	42,599
Camden Property Trust (Equity Real Estate Investment Trusts)	290	47,299
Capital One Financial Corp. (Consumer Finance)	1,286	194,225
Cboe Global Markets, Inc. (Capital Markets)	307	40,506
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	966	100,541
Chubb, Ltd. (Insurance)	1,265	247,155
Cincinnati Financial Corp.* (Insurance)	431	52,341
Citigroup, Inc. (Banks)	5,845	404,240
Citizens Financial Group, Inc. (Banks)	1,228	58,183
CME Group, Inc. (Capital Markets)	1,035	228,269
CNA Financial Corp.* (Insurance)	77	3,454
Coinbase Global, Inc.* - Class A (Capital Markets)	83	26,512
Comerica, Inc.* (Banks)	387	32,930
Commerce Bancshares, Inc.* (Banks)	307	21,647
Compass, Inc.* - Class A (Real Estate Management & Development)	80	1,048
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	128	18,235
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	323	8,760
CoStar Group, Inc.* (Professional Services)	1,137	97,839
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	429	16,993
Credit Acceptance Corp.* (Consumer Finance)	24	14,357
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,248	225,014
CubeSmart (Equity Real Estate Investment Trusts)	581	31,961
Cullen/Frost Bankers, Inc.* (Banks)	162	20,979
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	357	29,281
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	815	128,615
Discover Financial Services* (Consumer Finance)	865	98,022
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	505	16,503
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,092	61,414
East West Bancorp, Inc. (Banks)	409	32,507
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	117	23,140
Enstar Group, Ltd.* (Insurance)	35	8,077
Equinix, Inc. (Equity Real Estate Investment Trusts)	259	216,801
Equitable Holdings, Inc. (Diversified Financial Services)	1,105	37,018
Equity Commonwealth* (Equity Real Estate Investment Trusts)	349	9,050
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	494	41,748
Equity Residential (Equity Real Estate Investment Trusts)	982	84,845
Erie Indemnity Co. - Class A (Insurance)	72	14,818
Essent Group, Ltd. (Thrifts & Mortgage Finance)	322	15,456
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	188	63,907
Everest Re Group, Ltd. (Insurance)	116	30,334
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	387	76,382
F.N.B. Corp.* (Banks)	921	10,730
FactSet Research Systems, Inc.* (Capital Markets)	109	48,384
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	202	24,311
Federated Hermes, Inc.* - Class B (Capital Markets)	280	9,327
Fifth Third Bancorp (Banks)	1,991	86,668
First American Financial Corp. (Insurance)	317	23,185

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
First Citizens BancShares, Inc. - Class A (Banks)	21	$17,092
First Financial Bankshares, Inc. (Banks)	371	18,817
First Horizon Corp.* (Banks)	1,584	26,876
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	372	21,662
First Republic Bank (Banks)	509	110,112
FirstCash, Inc. (Consumer Finance)	117	10,351
FNF Group (Insurance)	823	39,430
Franklin Resources, Inc. (Capital Markets)	812	25,570
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	643	31,179
Glacier Bancorp, Inc. (Banks)	312	17,250
Globe Life, Inc. (Insurance)	269	23,946
Hartford Financial Services Group, Inc.* (Insurance)	1,003	73,149
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	418	13,819
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	631	21,069
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,554	55,183
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	300	13,452
Home BancShares, Inc.* (Banks)	434	10,312
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,058	34,636
Houlihan Lokey, Inc.* (Capital Markets)	147	16,476
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	439	11,304
Huntington Bancshares, Inc.* (Banks)	4,256	66,989
Interactive Brokers Group, Inc. (Capital Markets)	254	17,996
Intercontinental Exchange, Inc. (Capital Markets)	1,626	225,136
Invesco, Ltd. (Capital Markets)	984	25,003
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,665	68,681
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	835	38,109
Jackson Financial, Inc.* - Class A (Diversified Financial Services)	187	5,062
Janus Henderson Group PLC (Capital Markets)	498	23,157
JBG Smith Properties (Equity Real Estate Investment Trusts)	334	9,639
Jefferies Financial Group, Inc. (Diversified Financial Services)	569	24,467
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	147	37,960
JPMorgan Chase & Co. (Banks)	8,618	1,464,111
Kemper Corp.* (Insurance)	172	10,919
KeyCorp* (Banks)	2,757	64,155
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	302	20,349
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,770	40,002
KKR & Co., Inc. (Capital Markets)	1,681	133,925
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	250	28,300
Lazard, Ltd. - Class A (Capital Markets)	324	15,873
Lexington Realty Trust (Equity Real Estate Investment Trusts)	800	11,656
Life Storage, Inc. (Equity Real Estate Investment Trusts)	226	30,241
Lincoln National Corp.* (Insurance)	511	36,869
Loews Corp.* (Insurance)	586	32,857
LPL Financial Holdings, Inc. (Capital Markets)	233	38,217
M&T Bank Corp. (Banks)	373	54,876
Markel Corp.* (Insurance)	40	52,525
MarketAxess Holdings, Inc. (Capital Markets)	109	44,545
Marsh & McLennan Cos., Inc. (Insurance)	1,463	244,028
Mastercard, Inc. - Class A (IT Services)	2,513	843,162
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,718	36,645
Mercury General Corp.* (Insurance)	76	4,141
MetLife, Inc. (Insurance)	2,100	131,880
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	977	15,789
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	335	68,410
Moody's Corp.* (Capital Markets)	468	189,142
Morgan Stanley (Capital Markets)	4,211	432,806
Morningstar, Inc. (Capital Markets)	67	21,222
MSCI, Inc. - Class A (Capital Markets)	238	158,241
Nasdaq, Inc.* (Capital Markets)	338	70,936
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	131	7,045
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	505	22,907
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	234	14,616
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,346	15,291
New York Community Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,342	16,682
Northern Trust Corp.* (Capital Markets)	601	73,947
Old Republic International Corp. (Insurance)	819	21,155
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	688	20,200
Onemain Holdings, Inc. (Consumer Finance)	319	16,846
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,098	26,034
People's United Financial, Inc. (Banks)	1,235	21,168
Physicians Realty Trust (Equity Real Estate Investment Trusts)	627	11,919
Pinnacle Financial Partners, Inc. (Banks)	221	21,342
Popular, Inc.* (Banks)	233	18,976
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	193	10,088
Primerica, Inc. (Insurance)	114	19,179
Principal Financial Group, Inc. (Insurance)	719	48,238
PROG Holdings, Inc.* (Consumer Finance)	191	7,726
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,135	309,490
Prosperity Bancshares, Inc.* (Banks)	267	20,108
Prudential Financial, Inc.* (Insurance)	1,115	122,706
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	57	10,129
Public Storage (Equity Real Estate Investment Trusts)	440	146,159
Radian Group, Inc.* (Thrifts & Mortgage Finance)	536	12,794

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Raymond James Financial, Inc. (Capital Markets)	535	$52,746
Rayonier, Inc. (Equity Real Estate Investment Trusts)	407	15,193
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,586	113,288
Redfin Corp.* (Real Estate Management & Development)	302	15,505
Regency Centers Corp. (Equity Real Estate Investment Trusts)	440	30,980
Regions Financial Corp. (Banks)	2,753	65,191
Reinsurance Group of America, Inc.* (Insurance)	195	23,026
RenaissanceRe Holdings, Ltd. (Insurance)	136	19,285
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	397	26,678
RLI Corp.* (Insurance)	116	12,564
Rocket Cos., Inc. - Class A (Thrifts & Mortgage Finance)	392	6,460
S&P Global, Inc. (Capital Markets)	695	329,541
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	638	9,028
SBA Communications Corp. (Equity Real Estate Investment Trusts)	314	108,434
SEI Investments Co. (Capital Markets)	309	19,479
Selective Insurance Group, Inc.* (Insurance)	172	13,480
Signature Bank (Banks)	174	51,821
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	949	139,104
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	193	13,524
SLM Corp. (Consumer Finance)	883	16,203
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	343	16,783
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	467	20,329
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	831	21,166
State Street Corp. (Capital Markets)	1,054	103,872
Stifel Financial Corp.* (Capital Markets)	302	22,007
STORE Capital Corp. (Equity Real Estate Investment Trusts)	705	24,203
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	333	65,261
SVB Financial Group* (Banks)	169	121,241
Synchrony Financial (Consumer Finance)	1,642	76,271
Synovus Financial Corp. (Banks)	424	19,754
T. Rowe Price Group, Inc. (Capital Markets)	654	141,840
TFS Financial Corp. (Thrifts & Mortgage Finance)	138	2,685
The Allstate Corp.* (Insurance)	852	105,367
The Bank of New York Mellon Corp. (Capital Markets)	2,290	135,568
The Carlyle Group, Inc. (Capital Markets)	398	22,348
The Charles Schwab Corp.* (Capital Markets)	4,330	355,190
The Goldman Sachs Group, Inc. (Capital Markets)	972	401,775
The Hanover Insurance Group, Inc. (Insurance)	104	13,104
The Howard Hughes Corp.* (Real Estate Management & Development)	119	10,368
The PNC Financial Services Group, Inc. (Banks)	1,224	258,301
The Progressive Corp. (Insurance)	1,688	160,157
The Travelers Cos., Inc. (Insurance)	720	115,834
Tradeweb Markets, Inc. - Class A (Capital Markets)	302	26,908
Truist Financial Corp. (Banks)	3,850	244,360
U.S. Bancorp (Banks)	3,891	234,900
UDR, Inc. (Equity Real Estate Investment Trusts)	806	44,757
UMB Financial Corp.* (Banks)	126	12,451
Umpqua Holdings Corp.* (Banks)	636	13,006
United Bankshares, Inc.* (Banks)	372	13,760
Unum Group (Insurance)	589	15,002
Upstart Holdings, Inc.* (Consumer Finance)	135	43,475
UWM Holdings Corp. (Thrifts & Mortgage Finance)	258	1,754
Valley National Bancorp (Banks)	1,172	15,541
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,135	60,575
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	1,768	51,891
Virtu Financial, Inc.* - Class A (Capital Markets)	258	6,419
Visa, Inc. - Class A (IT Services)	4,866	1,030,473
Vornado Realty Trust (Equity Real Estate Investment Trusts)	459	19,567
Voya Financial, Inc.* (Diversified Financial Services)	328	22,885
W.R. Berkley Corp.* (Insurance)	405	32,238
Webster Financial Corp.* (Banks)	260	14,550
Wells Fargo & Co.* (Banks)	11,841	605,785
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,218	97,927
Western Alliance Bancorp* (Banks)	300	34,827
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,162	77,227
White Mountains Insurance Group, Ltd. (Insurance)	9	9,495
Willis Towers Watson PLC (Insurance)	373	90,370
Wintrust Financial Corp. (Banks)	164	14,514
WP Carey, Inc. (Equity Real Estate Investment Trusts)	531	40,945
Zillow Group, Inc.* - Class A (Interactive Media & Services)	106	11,206
Zillow Group, Inc.* - Class C (Interactive Media & Services)	488	50,572
Zions Bancorp* (Banks)	467	29,416
TOTAL COMMON STOCKS
(Cost $16,741,799)		21,172,787

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $7,482,000	$7,482,000	$7,482,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,482,000)		7,482,000

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Value
TOTAL INVESTMENT SECURITIES
(Cost $24,223,799) - 99.1%	$28,654,787
Net other assets (liabilities) - 0.9%	252,077

NET ASSETS - 100.0%	$28,906,864

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $4,149,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/23/21	0 .57%	$11,354,262	$(178,883)
Dow Jones U.S. Financials Index	UBS AG	11/23/21	0 .73%	10,847,375	(153,867)
				$22,201,637	$(332,750)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Banks	$5,394,454	18.7%
Capital Markets	4,350,061	15.0%
Consumer Finance	849,740	2.9%
Diversified Financial Services	1,623,787	5.6%
Equity Real Estate Investment Trusts	3,921,352	13.6%
Insurance	2,626,448	9.1%
Interactive Media & Services	61,778	0.2%
IT Services	1,873,634	6.5%
Mortgage Real Estate Investment Trusts	110,618	0.4%
Professional Services	97,839	0.3%
Real Estate Management & Development	191,456	0.7%
Thrifts & Mortgage Finance	71,620	0.2%
Other **	7,734,077	26.8%
Total	$28,906,864	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (73.0%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	307	$49,510
1Life Healthcare, Inc.* (Health Care Providers & Services)	395	8,556
Abbott Laboratories (Health Care Equipment & Supplies)	6,022	776,175
AbbVie, Inc. (Biotechnology)	6,004	688,478
ABIOMED, Inc.* (Health Care Equipment & Supplies)	154	51,134
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	305	18,910
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	399	7,162
Acceleron Pharma, Inc.* (Biotechnology)	182	31,701
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,031	162,372
agilon health, Inc.* (Health Care Providers & Services)	160	3,920
Agios Pharmaceuticals, Inc.* (Biotechnology)	202	9,494
Align Technology, Inc.* (Health Care Equipment & Supplies)	250	156,093
Alkermes PLC* (Biotechnology)	549	16,629
Allogene Therapeutics, Inc.* (Biotechnology)	253	4,362
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	403	64,303
Amedisys, Inc.* (Health Care Providers & Services)	111	18,797
American Well Corp.* - Class A (Health Care Technology)	611	5,499
Amgen, Inc.* (Biotechnology)	1,929	399,245
Anthem, Inc.* (Health Care Providers & Services)	829	360,723
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	354	22,592
Avantor, Inc.* (Life Sciences Tools & Services)	1,986	80,195
Baxter International, Inc.* (Health Care Equipment & Supplies)	1,699	134,153
Beam Therapeutics, Inc.* (Biotechnology)	149	13,227
Becton, Dickinson & Co.* (Health Care Equipment & Supplies)	976	233,840
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	141	3,278
Biogen, Inc.* (Biotechnology)	506	134,940
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	196	27,895
BioMarin Pharmaceutical, Inc.* (Biotechnology)	623	49,360
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	73	58,012
Bio-Techne Corp. (Life Sciences Tools & Services)	132	69,122
Blueprint Medicines Corp.* (Biotechnology)	199	22,386
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,838	208,663
Bridgebio Pharma, Inc.* (Biotechnology)	372	18,369
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,549	440,862
Bruker Corp.* (Life Sciences Tools & Services)	344	27,623
Catalent, Inc.* (Pharmaceuticals)	579	79,821
Centene Corp.* (Health Care Providers & Services)	1,982	141,198
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	171	76,724
Chemed Corp. (Health Care Providers & Services)	53	25,559
Cigna Corp.* (Health Care Providers & Services)	1,154	246,506
Covetrus, Inc.* (Health Care Providers & Services)	352	7,107
CVS Health Corp. (Health Care Providers & Services)	4,483	400,242
Danaher Corp. (Health Care Equipment & Supplies)	2,158	672,799
DaVita, Inc.* (Health Care Providers & Services)	227	23,435
Denali Therapeutics, Inc.* (Biotechnology)	315	15,230
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	743	42,507
DexCom, Inc.* (Health Care Equipment & Supplies)	328	204,413
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,117	253,659
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,607	52,838
Eli Lilly & Co. (Pharmaceuticals)	2,697	687,088
Emergent BioSolutions, Inc.* (Biotechnology)	164	7,818
Encompass Health Corp. (Health Care Providers & Services)	339	21,547
Envista Holdings Corp.* (Health Care Equipment & Supplies)	549	21,466
Exact Sciences Corp.* (Biotechnology)	584	55,608
Exelixis, Inc.* (Biotechnology)	1,071	23,037
Fate Therapeutics, Inc.* (Biotechnology)	275	14,795
Gilead Sciences, Inc. (Biotechnology)	4,260	276,389
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	266	20,527
GoodRx Holdings, Inc.* - Class A (Health Care Technology)	219	9,767
Guardant Health, Inc.* (Health Care Providers & Services)	344	40,176
Haemonetics Corp.* (Health Care Equipment & Supplies)	174	11,956
Halozyme Therapeutics, Inc.* (Biotechnology)	484	18,426
HCA Healthcare, Inc. (Health Care Providers & Services)	837	209,635
HealthEquity, Inc.* (Health Care Providers & Services)	284	18,795
Henry Schein, Inc.* (Health Care Providers & Services)	475	36,266
Hill-Rom Holdings, Inc.* (Health Care Equipment & Supplies)	223	34,543
Hologic, Inc.* (Health Care Equipment & Supplies)	861	63,120
Horizon Therapeutics PLC* (Pharmaceuticals)	768	92,091
Humana, Inc. (Health Care Providers & Services)	437	202,401

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
ICU Medical, Inc.* (Health Care Equipment & Supplies)	68	$15,921
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	289	192,514
Illumina, Inc.* (Life Sciences Tools & Services)	499	207,115
Incyte Corp.* (Biotechnology)	638	42,733
Inovalon Holdings, Inc.* - Class A (Health Care Technology)	267	10,891
Insulet Corp.* (Health Care Equipment & Supplies)	234	72,545
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	248	16,482
Intellia Therapeutics, Inc.* (Biotechnology)	233	30,984
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,212	437,690
Invitae Corp.* (Biotechnology)	681	18,047
Ionis Pharmaceuticals, Inc.* (Biotechnology)	481	15,329
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	651	170,184
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	208	27,672
Johnson & Johnson (Pharmaceuticals)	8,942	1,456,472
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	328	94,143
LHC Group, Inc.* (Health Care Providers & Services)	108	14,536
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	371	15,690
Masimo Corp.* (Health Care Equipment & Supplies)	172	48,769
McKesson Corp. (Health Care Providers & Services)	525	109,137
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	97	21,975
Medtronic PLC (Health Care Equipment & Supplies)	4,565	547,160
Merck & Co., Inc. (Pharmaceuticals)	8,598	757,054
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	78	115,509
Mirati Therapeutics, Inc.* (Biotechnology)	156	29,487
Moderna, Inc.* (Biotechnology)	1,191	411,144
Molina Healthcare, Inc.* (Health Care Providers & Services)	199	58,848
Natera, Inc.* (Biotechnology)	296	33,913
Nektar Therapeutics* (Pharmaceuticals)	626	9,490
Neogen Corp.* (Health Care Equipment & Supplies)	366	15,485
NeoGenomics, Inc.* (Life Sciences Tools & Services)	419	19,274
Neurocrine Biosciences, Inc.* (Biotechnology)	321	33,837
Novavax, Inc.* (Biotechnology)	253	37,654
Novocure, Ltd.* (Health Care Equipment & Supplies)	302	30,976
NuVasive, Inc.* (Health Care Equipment & Supplies)	176	9,391
Oak Street Health, Inc.* (Health Care Providers & Services)	475	22,434
Organon & Co. (Pharmaceuticals)	862	31,679
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	677	17,927
Penumbra, Inc.* (Health Care Equipment & Supplies)	117	32,356
Perrigo Co. PLC (Pharmaceuticals)	455	20,543
Pfizer, Inc. (Pharmaceuticals)	19,042	832,897
PPD, Inc.* (Life Sciences Tools & Services)	407	19,198
Premier, Inc. (Health Care Providers & Services)	416	16,203
Quest Diagnostics, Inc. (Health Care Providers & Services)	415	60,914
Quidel Corp.* (Health Care Equipment & Supplies)	129	17,127
R1 RCM, Inc.* (Health Care Providers & Services)	456	9,895
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	357	228,459
Repligen Corp.* (Biotechnology)	174	50,547
ResMed, Inc.* (Health Care Equipment & Supplies)	494	129,878
Royalty Pharma PLC - Class A (Pharmaceuticals)	1,205	47,634
Sarepta Therapeutics, Inc.* (Biotechnology)	292	23,106
Seagen, Inc.* (Biotechnology)	451	79,525
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	119	25,430
Signify Health, Inc.* - Class A (Health Care Providers & Services)	81	1,302
Sotera Health Co.* (Life Sciences Tools & Services)	337	8,324
STAAR Surgical Co.* (Health Care Equipment & Supplies)	161	19,072
STERIS PLC (Health Care Equipment & Supplies)	339	79,238
Stryker Corp. (Health Care Equipment & Supplies)	1,140	303,320
Syneos Health, Inc.* (Life Sciences Tools & Services)	352	32,856
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	215	29,311
Teladoc Health, Inc.* (Health Care Technology)	541	80,929
Teleflex, Inc.* (Health Care Equipment & Supplies)	159	56,753
Tenet Healthcare Corp.* (Health Care Providers & Services)	364	26,084
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	167	69,626
Thermo Fisher Scientific, Inc.* (Life Sciences Tools & Services)	1,337	846,415
Twist Bioscience Corp.* (Biotechnology)	166	19,721
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	230	19,302
United Therapeutics Corp.* (Biotechnology)	152	28,996
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,202	1,474,424
Universal Health Services, Inc.* - Class B (Health Care Providers & Services)	258	32,018
Vertex Pharmaceuticals, Inc.* (Biotechnology)	881	162,923
Viatris, Inc. (Pharmaceuticals)	4,110	54,869

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Vir Biotechnology, Inc.* (Biotechnology)	250	$9,433
Waters Corp.* (Life Sciences Tools & Services)	208	76,450
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	252	108,330
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	709	101,472
Zoetis, Inc. (Pharmaceuticals)	1,610	348,082
TOTAL COMMON STOCKS
(Cost $8,398,533)		19,268,122

Repurchase Agreements(a)(b) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $6,898,000	$6,898,000	$6,898,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,898,000)		6,898,000
TOTAL INVESTMENT SECURITIES
(Cost $15,296,533) - 99.1%		26,166,122
Net other assets (liabilities) - 0.9%		245,026

NET ASSETS - 100.0%		$26,411,148

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $3,668,000.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/23/21	0 .57%	$11,595,426	$155,601
Dow Jones U.S. Health Care Index	UBS AG	11/23/21	0 .43%	8,645,259	117,428
				$20,240,685	$273,029

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Biotechnology	$3,196,586	12.1%
Health Care Equipment & Supplies	5,243,895	19.9%
Health Care Providers & Services	3,703,711	14.0%
Health Care Technology	107,085	0.4%
Life Sciences Tools & Services	2,077,753	7.9%
Pharmaceuticals	4,939,092	18.7%
Other **	7,143,026	27.0%
Total	$26,411,148	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (72.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,633	$291,784
A.O. Smith Corp. (Building Products)	377	27,547
Accenture PLC - Class A (IT Services)	1,791	642,593
Acuity Brands, Inc. (Electrical Equipment)	101	20,748
ADT, Inc. (Commercial Services & Supplies)	417	3,482
Advanced Drainage Systems, Inc. (Building Products)	157	17,710
AECOM* (Construction & Engineering)	407	27,827
Affirm Holdings, Inc.* (IT Services)	262	42,575
AGCO Corp.* (Machinery)	174	21,265
Air Lease Corp. (Trading Companies & Distributors)	304	12,175
Allegion PLC (Building Products)	253	32,460
Allison Transmission Holdings, Inc. (Machinery)	300	10,008
Amcor PLC (Containers & Packaging)	4,359	52,613
AMETEK, Inc.* (Electrical Equipment)	654	86,590
Amphenol Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,690	129,741
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	111	10,820
AptarGroup, Inc. (Containers & Packaging)	186	22,465
Armstrong World Industries, Inc. (Building Products)	135	14,263
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	202	23,382
ASGN, Inc.* (Professional Services)	149	17,829
Automatic Data Processing, Inc.* (IT Services)	1,195	268,266
Avery Dennison Corp.* (Containers & Packaging)	234	50,946
Avnet, Inc.* (Electronic Equipment, Instruments & Components)	283	10,785
Axon Enterprise, Inc.* (Aerospace & Defense)	185	33,293
Ball Corp.* (Containers & Packaging)	923	84,437
Berry Global Group, Inc.* (Containers & Packaging)	382	25,036
Booz Allen Hamilton Holding Corp.* (Professional Services)	382	33,181
Broadridge Financial Solutions, Inc. (IT Services)	327	58,340
Builders FirstSource, Inc.* (Building Products)	585	34,088
BWX Technologies, Inc. (Aerospace & Defense)	270	15,320
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	373	36,177
CACI International, Inc.* - Class A (Professional Services)	67	19,272
Carlisle Cos., Inc.* (Industrial Conglomerates)	147	32,769
Carrier Global Corp. (Building Products)	2,453	128,120
Caterpillar, Inc. (Machinery)	1,546	315,398
ChargePoint Holdings, Inc.* (Electrical Equipment)	483	11,969
Chart Industries, Inc.* (Machinery)	101	17,930
Cimpress PLC* (Commercial Services & Supplies)	53	4,734
Cintas Corp.* (Commercial Services & Supplies)	248	107,409
Clarivate PLC* (Professional Services)	1,052	24,669
Clean Harbors, Inc.* (Commercial Services & Supplies)	141	15,868
Cognex Corp.* (Electronic Equipment, Instruments & Components)	500	43,795
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	70	17,808
Colfax Corp.* (Machinery)	367	18,945
Concentrix Corp. (IT Services)	121	21,499
Corning, Inc.* (Electronic Equipment, Instruments & Components)	2,173	77,294
Crane Co.* (Machinery)	141	14,562
Crown Holdings, Inc.* (Containers & Packaging)	372	38,684
CSX Corp.* (Road & Rail)	6,371	230,439
Cummins, Inc.* (Machinery)	406	97,375
Curtiss-Wright Corp.* (Aerospace & Defense)	116	14,811
Deere & Co. (Machinery)	801	274,190
Donaldson Co., Inc.* (Machinery)	356	21,364
Dover Corp.* (Machinery)	406	68,646
Dun & Bradstreet Holdings, Inc.* (Professional Services)	427	8,045
Eagle Materials, Inc. (Construction Materials)	118	17,506
Eaton Corp. PLC (Electrical Equipment)	1,126	185,519
EMCOR Group, Inc. (Construction & Engineering)	151	18,345
Emerson Electric Co.* (Electrical Equipment)	1,688	163,753
EnerSys (Electrical Equipment)	120	9,605
Equifax, Inc.* (Professional Services)	345	95,713
Euronet Worldwide, Inc.* (IT Services)	149	16,716
Expeditors International of Washington, Inc. (Air Freight & Logistics)	479	59,042
Fastenal Co. (Trading Companies & Distributors)	1,623	92,641
FedEx Corp. (Air Freight & Logistics)	696	163,929
Fidelity National Information Services, Inc. (IT Services)	1,745	193,241
Fiserv, Inc.* (IT Services)	1,683	165,759
FleetCor Technologies, Inc.* (IT Services)	233	57,647
Flowserve Corp. (Machinery)	368	12,372
Fortive Corp. (Machinery)	1,013	76,694
Fortune Brands Home & Security, Inc. (Building Products)	390	39,546
FTI Consulting, Inc.* (Professional Services)	97	13,960
Gates Industrial Corp. PLC* (Machinery)	273	4,488
Generac Holdings, Inc.* (Electrical Equipment)	178	88,744
General Dynamics Corp. (Aerospace & Defense)	657	133,207
General Electric Co. (Industrial Conglomerates)	3,101	325,202
Genpact, Ltd. (IT Services)	489	24,132
Global Payments, Inc. (IT Services)	830	118,682
Graco, Inc. (Machinery)	479	36,011
Graphic Packaging Holding Co.* (Containers & Packaging)	798	15,904
GXO Logistics, Inc.* (Air Freight & Logistics)	279	24,775

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
HEICO Corp. (Aerospace & Defense)	119	$16,587
HEICO Corp. - Class A (Aerospace & Defense)	211	26,518
Hexcel Corp.* (Aerospace & Defense)	237	13,447
Honeywell International, Inc. (Industrial Conglomerates)	1,950	426,309
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,092	32,421
Hubbell, Inc.* (Electrical Equipment)	153	30,504
Huntington Ingalls Industries, Inc.* (Aerospace & Defense)	115	23,314
IDEX Corp. (Machinery)	214	47,630
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	297	17,971
Illinois Tool Works, Inc.* (Machinery)	810	184,575
Ingersoll Rand, Inc.* (Machinery)	1,145	61,555
Insperity, Inc. (Professional Services)	103	12,875
International Paper Co.* (Containers & Packaging)	1,104	54,836
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	101	16,060
Itron, Inc.* (Electronic Equipment, Instruments & Components)	127	9,877
ITT, Inc. (Machinery)	242	22,765
J.B. Hunt Transport Services, Inc.* (Road & Rail)	237	46,734
Jabil, Inc.* (Electronic Equipment, Instruments & Components)	411	24,644
Jack Henry & Associates, Inc. (IT Services)	210	34,961
Jacobs Engineering Group, Inc. (Professional Services)	368	51,675
Johnson Controls International PLC (Building Products)	2,013	147,694
Kansas City Southern* (Road & Rail)	257	79,734
KBR, Inc. (Professional Services)	398	16,891
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	519	93,430
Kirby Corp.* (Marine)	170	8,910
Knight-Swift Transportation Holdings, Inc.* (Road & Rail)	469	26,588
L3Harris Technologies, Inc.* (Aerospace & Defense)	568	130,947
Landstar System, Inc.* (Road & Rail)	109	19,163
Leidos Holdings, Inc.* (Professional Services)	400	39,992
Lennox International, Inc. (Building Products)	96	28,731
Lincoln Electric Holdings, Inc.* (Machinery)	167	23,781
Littelfuse, Inc.* (Electronic Equipment, Instruments & Components)	70	20,619
Lockheed Martin Corp. (Aerospace & Defense)	697	231,627
Louisiana-Pacific Corp.* (Paper & Forest Products)	270	15,911
ManpowerGroup, Inc. (Professional Services)	152	14,691
Martin Marietta Materials, Inc.* (Construction Materials)	175	68,747
Masco Corp.* (Building Products)	698	45,754
MasTec, Inc.* (Construction & Engineering)	162	14,439
MAXIMUS, Inc.* (IT Services)	173	14,631
Mercury Systems, Inc.* (Aerospace & Defense)	160	8,246
MSA Safety, Inc.* (Commercial Services & Supplies)	104	15,915
MSC Industrial Direct Co., Inc.* (Trading Companies & Distributors)	133	11,181
National Instruments Corp.* (Electronic Equipment, Instruments & Components)	378	16,054
Nielsen Holdings PLC (Professional Services)	1,013	20,513
Nikola Corp.*(a) (Machinery)	575	6,785
Nordson Corp. (Machinery)	152	38,640
Norfolk Southern Corp.* (Road & Rail)	697	204,256
Northrop Grumman Corp. (Aerospace & Defense)	426	152,176
nVent Electric PLC (Electrical Equipment)	477	16,910
Old Dominion Freight Line, Inc. (Road & Rail)	265	90,458
Oshkosh Corp.* (Machinery)	194	20,758
Otis Worldwide Corp. (Machinery)	1,207	96,934
Owens Corning (Building Products)	291	27,182
PACCAR, Inc.* (Machinery)	982	88,007
Packaging Corp. of America (Containers & Packaging)	269	36,953
Parker-Hannifin Corp.* (Machinery)	365	108,255
Paychex, Inc. (IT Services)	904	111,445
PayPal Holdings, Inc.* (IT Services)	3,319	771,965
Pentair PLC (Machinery)	468	34,618
PerkinElmer, Inc.* (Life Sciences Tools & Services)	317	56,074
Quanta Services, Inc. (Construction & Engineering)	394	47,783
Raytheon Technologies Corp. (Aerospace & Defense)	4,262	378,721
RBC Bearings, Inc.* (Machinery)	71	16,609
Regal Rexnord Corp.* (Electrical Equipment)	191	29,095
Republic Services, Inc. - Class A (Commercial Services & Supplies)	594	79,952
Robert Half International, Inc.* (Professional Services)	317	35,843
Rockwell Automation, Inc.* (Electrical Equipment)	326	104,124
Roper Technologies, Inc.* (Industrial Conglomerates)	298	145,385
Saia, Inc.* (Road & Rail)	75	23,448
Science Applications International Corp. (Professional Services)	164	14,724
Sealed Air Corp. (Containers & Packaging)	425	25,211
Sensata Technologies Holding PLC* (Electrical Equipment)	448	24,685
Shift4 Payments, Inc.* - Class A (IT Services)	133	8,396
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	289	8,956
Silgan Holdings, Inc.* (Containers & Packaging)	238	9,568
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	126	29,605
Snap-on, Inc.* (Machinery)	151	30,688

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares		Value
Sonoco Products Co.* (Containers & Packaging)	278		$16,110
Square, Inc.* - Class A (IT Services)	1,123		285,804
Stericycle, Inc.* (Commercial Services & Supplies)	260		17,399
Sunrun, Inc.* (Electrical Equipment)	582		33,570
Sylvamo Corp.* (Paper & Forest Products)	–	†	10
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	927		135,341
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	132		59,297
Tetra Tech, Inc. (Commercial Services & Supplies)	152		26,700
Textron, Inc.* (Aerospace & Defense)	633		46,747
The Boeing Co.* (Aerospace & Defense)	1,558		322,553
The Middleby Corp.* (Machinery)	156		28,461
The Sherwin-Williams Co.* (Chemicals)	686		217,194
The Timken Co.* (Machinery)	196		13,906
The Toro Co. (Machinery)	302		28,832
The Western Union Co. (IT Services)	1,149		20,935
Trane Technologies PLC (Building Products)	672		121,585
TransDigm Group, Inc.* (Aerospace & Defense)	147		91,702
TransUnion (Professional Services)	541		62,372
Trex Co., Inc.* (Building Products)	325		34,580
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	710		62,033
TriNet Group, Inc.* (Professional Services)	115		11,644
TuSimple Holdings, Inc.* - Class A (Road & Rail)	95		3,716
Union Pacific Corp. (Road & Rail)	1,842		444,659
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,057		439,108
United Rentals, Inc.* (Trading Companies & Distributors)	204		77,338
Univar Solutions, Inc.* (Trading Companies & Distributors)	484		12,381
Upwork, Inc.* (Professional Services)	340		16,021
Valmont Industries, Inc.* (Construction & Engineering)	58		13,860
Verisk Analytics, Inc. - Class A (Professional Services)	456		95,883
Vertiv Holdings Co. (Electrical Equipment)	796		20,441
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	503		9,431
Vontier Corp.* (Electronic Equipment, Instruments & Components)	478		16,171
Vulcan Materials Co.* (Construction Materials)	376		71,486
W.W. Grainger, Inc.* (Trading Companies & Distributors)	124		57,426
Waste Management, Inc. (Commercial Services & Supplies)	1,094		175,293
Watsco, Inc. (Trading Companies & Distributors)	93		26,931
WESCO International, Inc.* (Trading Companies & Distributors)	1		130
Westinghouse Air Brake Technologies Corp.* (Machinery)	534		48,450
WestRock Co. (Containers & Packaging)	753		36,219
WEX, Inc.* (IT Services)	127		19,012
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	633		21,997
Woodward, Inc.* (Machinery)	179		20,218
XPO Logistics, Inc.* (Air Freight & Logistics)	279		23,938
Xylem, Inc. (Machinery)	510		66,601
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	151		80,626
Zurn Water Solutions Corp. (Building Products)	343		12,444
TOTAL COMMON STOCKS
(Cost $10,509,703)			14,526,685

Repurchase Agreements(b)(c) (27.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $5,453,000	$5,453,000	$5,453,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,453,000)		5,453,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	6,016	$6,016
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,016)		6,016
TOTAL INVESTMENT SECURITIES
(Cost $15,968,719) - 99.3%		19,985,701
Net other assets (liabilities) - 0.7%		134,633

NET ASSETS - 100.0%		$20,120,334

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $6,042.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $2,984,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/23/21	0 .57%	$9,403,525	$(114,687)
Dow Jones U.S. Industrials Index	UBS AG	11/23/21	0 .43%	6,252,268	(66,543)
				$15,655,793	$(181,230)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,681,068	8.4%
Air Freight & Logistics	746,969	3.7%
Building Products	711,704	3.5%
Chemicals	217,194	1.1%
Commercial Services & Supplies	446,751	2.2%
Construction & Engineering	144,251	0.7%
Construction Materials	157,739	0.8%
Containers & Packaging	468,982	2.3%
Electrical Equipment	835,212	4.2%
Electronic Equipment, Instruments & Components	854,928	4.3%
Industrial Conglomerates	1,221,450	6.1%
IT Services	2,876,599	14.3%
Life Sciences Tools & Services	56,074	0.3%
Machinery	1,977,317	9.8%
Marine	8,910	NM
Paper & Forest Products	15,921	0.1%
Professional Services	605,793	3.0%
Road & Rail	1,169,195	5.8%
Trading Companies & Distributors	330,628	1.6%
Other **	5,593,649	27.8%
Total	$20,120,334	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (78.7%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	28,026	$4,782,917
Akamai Technologies, Inc.* (IT Services)	23,783	2,508,155
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,309	9,797,683
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,097	9,183,875
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,014	16,909,365
Box, Inc.* - Class A (Software)	52,236	1,349,256
Ciena Corp.* (Communications Equipment)	33,580	1,823,058
Cisco Systems, Inc. (Communications Equipment)	141,124	7,898,711
Citrix Systems, Inc. (Software)	21,705	2,056,115
CommScope Holding Co., Inc.* (Communications Equipment)	78,616	841,977
Coupa Software, Inc.* (Software)	10,716	2,440,033
Datadog, Inc.* - Class A (Software)	25,836	4,315,904
DocuSign, Inc.* (Software)	16,268	4,527,222
Dropbox, Inc.* (Software)	60,937	1,857,969
eBay, Inc. (Internet & Direct Marketing Retail)	58,027	4,451,831
Etsy, Inc.* (Internet & Direct Marketing Retail)	15,162	3,800,962
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	19,813	3,257,455
Facebook, Inc.* - Class A (Interactive Media & Services)	37,077	11,997,004
Fastly, Inc.* - Class A (IT Services)	32,379	1,638,701
GoDaddy, Inc.* - Class A (IT Services)	30,127	2,083,885
Juniper Networks, Inc. (Communications Equipment)	68,654	2,026,666
Match Group, Inc.* (Interactive Media & Services)	25,900	3,905,202
Netflix, Inc.* (Entertainment)	14,228	9,821,731
Nutanix, Inc.* - Class A (Software)	44,150	1,514,787
Okta, Inc.* (IT Services)	13,582	3,357,199
PayPal Holdings, Inc.* (IT Services)	33,602	7,815,489
Pinterest, Inc.* - Class A (Interactive Media & Services)	63,015	2,812,990
Salesforce.com, Inc.* (Software)	32,028	9,598,471
Snap, Inc.* (Interactive Media & Services)	73,201	3,848,909
Snowflake, Inc.* - Class A (IT Services)	16,494	5,836,237
Teladoc Health, Inc.* (Health Care Technology)	21,168	3,166,521
Twitter, Inc.* (Interactive Media & Services)	70,048	3,750,370
Veeva Systems, Inc.* - Class A (Health Care Technology)	13,134	4,163,609
VeriSign, Inc.* (IT Services)	13,114	2,920,094
Vonage Holdings Corp.* (Software)	87,425	1,409,291
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	10,739	2,675,085
Workday, Inc.* - Class A (Software)	16,304	4,727,834
Zillow Group, Inc.* - Class A (Interactive Media & Services)	5,235	553,444
Zillow Group, Inc.* - Class C (Interactive Media & Services)	24,087	2,496,136
Zoom Video Communications, Inc.* - Class A (Software)	16,748	4,599,838
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	34,066	2,289,917
TOTAL COMMON STOCKS
(Cost $80,546,501)		180,811,898

Repurchase Agreements(a)(b) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $49,763,000	$49,763,000	$49,763,000
TOTAL REPURCHASE AGREEMENTS
(Cost $49,763,000)		49,763,000
TOTAL INVESTMENT SECURITIES
(Cost $130,309,501) - 100.4%		230,574,898
Net other assets (liabilities) - (0.4)%		(847,497)

NET ASSETS - 100.0%		$229,727,401

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $30,695,000.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	11/23/21	0 .57%	$83,079,829	$44,361
Dow Jones Internet Composite Index	UBS AG	11/23/21	0 .43%	80,353,391	75,127
				$163,433,220	$119,488

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Communications Equipment	$12,590,412	5.5%
Entertainment	9,821,731	4.3%
Health Care Technology	7,330,130	3.2%
Hotels, Restaurants & Leisure	8,040,373	3.5%
Interactive Media & Services	50,635,531	22.0%
Internet & Direct Marketing Retail	27,837,242	12.1%
IT Services	26,159,760	11.4%
Software	38,396,719	16.7%
Other **	48,915,503	21.3%
Total	$229,727,401	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (100.1%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,260	$162,401
AbbVie, Inc. (Biotechnology)	1,574	180,491
ABIOMED, Inc.* (Health Care Equipment & Supplies)	57	18,926
Accenture PLC - Class A (IT Services)	427	153,203
Activision Blizzard, Inc. (Entertainment)	554	43,317
Adobe, Inc.* (Software)	574	373,307
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,460	175,536
Agilent Technologies, Inc. (Life Sciences Tools & Services)	264	41,577
Air Products & Chemicals, Inc.* (Chemicals)	124	37,176
Akamai Technologies, Inc.* (IT Services)	125	13,183
Albemarle Corp.* (Chemicals)	143	35,817
Align Technology, Inc.* (Health Care Equipment & Supplies)	88	54,945
Allegion PLC (Building Products)	47	6,030
Alphabet, Inc.* - Class A (Interactive Media & Services)	362	1,071,852
Alphabet, Inc.* - Class C (Interactive Media & Services)	339	1,005,274
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	526	1,773,899
American Tower Corp. (Equity Real Estate Investment Trusts)	280	78,951
American Water Works Co., Inc.* (Water Utilities)	108	18,811
AMETEK, Inc.* (Electrical Equipment)	138	18,271
Amgen, Inc.* (Biotechnology)	344	71,198
Amphenol Corp.* - Class A (Electronic Equipment, Instruments & Components)	445	34,163
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	280	48,577
ANSYS, Inc.* (Software)	104	39,476
Aon PLC (Insurance)	143	45,749
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	18,909	2,832,568
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,100	150,315
Aptiv PLC* (Auto Components)	219	37,863
Arista Networks, Inc.* (Communications Equipment)	69	28,268
Arthur J. Gallagher & Co. (Insurance)	106	17,773
Autodesk, Inc.* (Software)	266	84,484
Automatic Data Processing, Inc.* (IT Services)	244	54,776
AutoZone, Inc.* (Specialty Retail)	14	24,988
Avery Dennison Corp.* (Containers & Packaging)	43	9,362
Ball Corp.* (Containers & Packaging)	248	22,687
Bath & Body Works, Inc.* (Specialty Retail)	177	12,229
Best Buy Co., Inc. (Specialty Retail)	134	16,380
Biogen, Inc.* (Biotechnology)	94	25,068
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	23	18,278
Bio-Techne Corp. (Life Sciences Tools & Services)	50	26,183
BlackRock, Inc. - Class A (Capital Markets)	121	114,159
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	17	41,153
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,390	81,176
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	336	178,641
Broadridge Financial Solutions, Inc. (IT Services)	69	12,310
Brown & Brown, Inc. (Insurance)	279	17,608
Brown-Forman Corp.* - Class B (Beverages)	110	7,468
Cadence Design Systems, Inc.* (Software)	334	57,819
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	147	16,091
Carrier Global Corp. (Building Products)	669	34,941
Catalent, Inc.* (Pharmaceuticals)	207	28,537
Caterpillar, Inc. (Machinery)	309	63,039
Cboe Global Markets, Inc. (Capital Markets)	64	8,444
CDW Corp. (Electronic Equipment, Instruments & Components)	73	13,625
Ceridian HCM Holding, Inc.* (Software)	93	11,648
Cerner Corp. (Health Care Technology)	150	11,144
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	62	27,818
Charter Communications, Inc.* - Class A (Media)	152	102,583
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	33	58,708
Church & Dwight Co., Inc. (Household Products)	195	17,035
Cintas Corp.* (Commercial Services & Supplies)	69	29,884
Citrix Systems, Inc. (Software)	96	9,094
Cognizant Technology Solutions Corp. - Class A (IT Services)	320	24,989
Colgate-Palmolive Co. (Household Products)	524	39,924
Comcast Corp. - Class A (Media)	2,430	124,975
Copart, Inc.* (Commercial Services & Supplies)	254	39,444
Corning, Inc.* (Electronic Equipment, Instruments & Components)	433	15,402
Costco Wholesale Corp. (Food & Staples Retailing)	284	139,597
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	312	56,254
CSX Corp.* (Road & Rail)	1,412	51,072
Cummins, Inc.* (Machinery)	75	17,988
D.R. Horton, Inc. (Household Durables)	234	20,888
Danaher Corp. (Health Care Equipment & Supplies)	522	162,743
DaVita, Inc.* (Health Care Providers & Services)	79	8,156
Deere & Co. (Machinery)	254	86,946
DexCom, Inc.* (Health Care Equipment & Supplies)	117	72,916
Dollar General Corp. (Multiline Retail)	285	63,133
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	46	22,493
Dow, Inc.* (Chemicals)	437	24,459
Duke Realty Corp. (Equity Real Estate Investment Trusts)	186	10,461

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
eBay, Inc. (Internet & Direct Marketing Retail)	782	$59,995
Ecolab, Inc. (Chemicals)	139	30,889
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	50,924
Electronic Arts, Inc. (Entertainment)	186	26,087
Eli Lilly & Co. (Pharmaceuticals)	585	149,035
Emerson Electric Co.* (Electrical Equipment)	286	27,745
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	160	37,061
Equifax, Inc.* (Professional Services)	72	19,975
Equinix, Inc. (Equity Real Estate Investment Trusts)	63	52,735
Etsy, Inc.* (Internet & Direct Marketing Retail)	152	38,105
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	63	10,358
Expeditors International of Washington, Inc. (Air Freight & Logistics)	133	16,394
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	75	14,803
F5 Networks, Inc.* (Communications Equipment)	32	6,757
Facebook, Inc.* - Class A (Interactive Media & Services)	2,869	928,322
Fastenal Co. (Trading Companies & Distributors)	521	29,739
FedEx Corp. (Air Freight & Logistics)	191	44,986
First Horizon Corp.* (Banks)	1	14
First Republic Bank (Banks)	111	24,013
Fiserv, Inc.* (IT Services)	486	47,866
FleetCor Technologies, Inc.* (IT Services)	43	10,639
FMC Corp. (Chemicals)	153	13,925
Fortinet, Inc.* (Software)	160	53,814
Fortune Brands Home & Security, Inc. (Building Products)	92	9,329
Freeport-McMoRan, Inc. (Metals & Mining)	1,094	41,266
Garmin, Ltd. (Household Durables)	101	14,504
Gartner, Inc.* (IT Services)	55	18,255
Generac Holdings, Inc.* (Electrical Equipment)	75	37,392
Hess Corp. (Oil, Gas & Consumable Fuels)	175	14,450
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	127	18,282
Hologic, Inc.* (Health Care Equipment & Supplies)	218	15,982
Humana, Inc. (Health Care Providers & Services)	82	37,979
IDEX Corp. (Machinery)	43	9,571
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	101	67,280
IHS Markit, Ltd. (Professional Services)	309	40,392
Illinois Tool Works, Inc.* (Machinery)	152	34,636
Illumina, Inc.* (Life Sciences Tools & Services)	88	36,525
Incyte Corp.* (Biotechnology)	140	9,377
Intercontinental Exchange, Inc. (Capital Markets)	362	50,123
Intuit, Inc. (Software)	328	205,325
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	303	109,422
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	20	3,180
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	148	38,690
J.B. Hunt Transport Services, Inc.* (Road & Rail)	62	12,226
Jack Henry & Associates, Inc. (IT Services)	47	7,825
Jacobs Engineering Group, Inc. (Professional Services)	99	13,902
Johnson & Johnson (Pharmaceuticals)	1,267	206,369
Kansas City Southern* (Road & Rail)	58	17,995
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	129	23,223
Kimberly-Clark Corp. (Household Products)	155	20,071
KLA Corp.* (Semiconductors & Semiconductor Equipment)	185	68,961
L3Harris Technologies, Inc.* (Aerospace & Defense)	139	32,045
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	171	96,370
Lamb Weston Holding, Inc.* (Food Products)	64	3,613
Linde PLC (Chemicals)	362	115,550
Lockheed Martin Corp. (Aerospace & Defense)	137	45,528
Lowe's Cos., Inc.* (Specialty Retail)	607	141,928
MarketAxess Holdings, Inc. (Capital Markets)	48	19,616
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1	112
Marsh & McLennan Cos., Inc. (Insurance)	300	50,040
Masco Corp.* (Building Products)	129	8,456
Mastercard, Inc. - Class A (IT Services)	714	239,561
Match Group, Inc.* (Interactive Media & Services)	238	35,886
McCormick & Co., Inc. (Food Products)	131	10,510
McDonald's Corp. (Hotels, Restaurants & Leisure)	362	88,888
Merck & Co., Inc. (Pharmaceuticals)	1,462	128,729
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	26	38,503
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	478	35,415
Microsoft Corp. (Software)	9,051	3,001,494
Moderna, Inc.* (Biotechnology)	244	84,231
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	53	27,849
Monster Beverage Corp.* (Beverages)	450	38,250
Moody's Corp.* (Capital Markets)	142	57,389
Motorola Solutions, Inc. (Communications Equipment)	91	22,622
MSCI, Inc. - Class A (Capital Markets)	98	65,158
Nasdaq, Inc.* (Capital Markets)	91	19,098
Netflix, Inc.* (Entertainment)	535	369,316

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Newmont Corp. (Metals & Mining)	530	$28,620
NextEra Energy, Inc. (Electric Utilities)	1,015	86,611
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	982	164,279
Norfolk Southern Corp.* (Road & Rail)	135	39,562
NRG Energy, Inc. (Electric Utilities)	172	6,861
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,004	768,034
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	15	3,013
Old Dominion Freight Line, Inc. (Road & Rail)	111	37,890
Oracle Corp. (Software)	1,090	104,575
O'Reilly Automotive, Inc.* (Specialty Retail)	58	36,095
Organon & Co. (Pharmaceuticals)	146	5,366
Otis Worldwide Corp. (Machinery)	268	21,523
Parker-Hannifin Corp.* (Machinery)	82	24,320
Paychex, Inc. (IT Services)	200	24,656
Paycom Software, Inc.* (Software)	59	32,323
PayPal Holdings, Inc.* (IT Services)	1,415	329,114
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	122	8,735
PepsiCo, Inc. (Beverages)	696	112,473
PerkinElmer, Inc.* (Life Sciences Tools & Services)	136	24,057
Pool Corp. (Distributors)	51	26,273
PTC, Inc.* (Software)	127	16,173
Public Storage (Equity Real Estate Investment Trusts)	79	26,242
PulteGroup, Inc. (Household Durables)	158	7,597
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	135	22,711
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	1,357	180,535
Quanta Services, Inc. (Construction & Engineering)	96	11,643
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	129	82,552
ResMed, Inc.* (Health Care Equipment & Supplies)	173	45,483
Rockwell Automation, Inc.* (Electrical Equipment)	79	25,233
Rollins, Inc. (Commercial Services & Supplies)	271	9,547
Roper Technologies, Inc.* (Industrial Conglomerates)	69	33,663
S&P Global, Inc. (Capital Markets)	291	137,980
Salesforce.com, Inc.* (Software)	1,170	350,637
SBA Communications Corp. (Equity Real Estate Investment Trusts)	85	29,353
Sealed Air Corp. (Containers & Packaging)	119	7,059
ServiceNow, Inc.* (Software)	239	166,765
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	103	17,214
Starbucks Corp. (Hotels, Restaurants & Leisure)	822	87,190
STERIS PLC (Health Care Equipment & Supplies)	69	16,128
Stryker Corp. (Health Care Equipment & Supplies)	197	52,416
SVB Financial Group* (Banks)	71	50,935
Synopsys, Inc.* (Software)	184	61,305
T. Rowe Price Group, Inc. (Capital Markets)	163	35,351
Take-Two Interactive Software, Inc.* (Entertainment)	142	25,702
Target Corp. (Multiline Retail)	393	102,031
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	152	22,192
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	24	10,781
Teleflex, Inc.* (Health Care Equipment & Supplies)	23	8,210
Teradyne, Inc.* (Semiconductors & Semiconductor Equipment)	196	27,095
Tesla, Inc.* (Automobiles)	978	1,089,492
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	588	110,238
The AES Corp. (Independent Power and Renewable Electricity Producers)	296	7,438
The Clorox Co. (Household Products)	99	16,138
The Coca-Cola Co.* (Beverages)	1,635	92,165
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	22	9,172
The Estee Lauder Co., Inc.* (Personal Products)	156	50,595
The Hershey Co. (Food Products)	73	12,800
The Home Depot, Inc. (Specialty Retail)	924	343,487
The Procter & Gamble Co. (Household Products)	1,403	200,616
The Progressive Corp. (Insurance)	448	42,506
The Sherwin-Williams Co.* (Chemicals)	203	64,272
Thermo Fisher Scientific, Inc.* (Life Sciences Tools & Services)	472	298,809
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	485	55,790
Tractor Supply Co.* (Specialty Retail)	139	30,187
Trane Technologies PLC (Building Products)	133	24,064
TransDigm Group, Inc.* (Aerospace & Defense)	39	24,329
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	301	26,298
Twitter, Inc.* (Interactive Media & Services)	961	51,452
Tyler Technologies, Inc.* (Software)	51	27,704
Ulta Beauty, Inc.* (Specialty Retail)	33	12,123
Union Pacific Corp. (Road & Rail)	376	90,765
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	613	130,857
United Rentals, Inc.* (Trading Companies & Distributors)	85	32,224
UnitedHealth Group, Inc. (Health Care Providers & Services)	591	272,138
VeriSign, Inc.* (IT Services)	51	11,356
Verisk Analytics, Inc. - Class A (Professional Services)	195	41,003
Vertex Pharmaceuticals, Inc.* (Biotechnology)	312	57,698
Visa, Inc. - Class A (IT Services)	1,218	257,936

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Vulcan Materials Co.* (Construction Materials)	69	$13,118
W.W. Grainger, Inc.* (Trading Companies & Distributors)	32	14,820
Waste Management, Inc. (Commercial Services & Supplies)	183	29,322
Waters Corp.* (Life Sciences Tools & Services)	43	15,805
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	89	38,259
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	298	53,640
Xylem, Inc. (Machinery)	100	13,059
Yum! Brands, Inc.* (Hotels, Restaurants & Leisure)	152	18,991
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	50	26,698
Zoetis, Inc. (Pharmaceuticals)	417	90,155
TOTAL COMMON STOCKS
(Cost $11,880,558)		25,792,609

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $12,000	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,000)		12,000
TOTAL INVESTMENT SECURITIES
(Cost $11,892,558) - 100.1%		25,804,609
Net other assets (liabilities) - (0.1)%		(23,164)

NET ASSETS - 100.0%		$25,781,445

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$101,902	0.4%
Air Freight & Logistics	192,237	0.7%
Auto Components	37,863	0.1%
Automobiles	1,089,492	4.2%
Banks	74,962	0.3%
Beverages	250,356	1.0%
Biotechnology	510,615	2.0%
Building Products	82,820	0.3%
Capital Markets	507,319	2.0%
Chemicals	322,088	1.3%
Commercial Services & Supplies	108,197	0.4%
Communications Equipment	57,647	0.2%
Construction & Engineering	11,643	NM
Construction Materials	13,118	0.1%
Containers & Packaging	39,108	0.2%
Distributors	26,273	0.1%
Electric Utilities	93,471	0.4%
Electrical Equipment	108,641	0.4%
Electronic Equipment, Instruments & Components	175,562	0.7%
Entertainment	464,422	1.8%
Equity Real Estate Investment Trusts	268,799	1.0%
Food & Staples Retailing	139,597	0.5%
Food Products	26,923	0.1%
Health Care Equipment & Supplies	885,208	3.4%
Health Care Providers & Services	318,273	1.2%
Health Care Technology	11,143	NM
Hotels, Restaurants & Leisure	371,001	1.4%
Household Durables	42,989	0.2%
Household Products	293,783	1.1%
Independent Power and Renewable Electricity Producers	7,438	NM
Industrial Conglomerates	33,663	0.1%
Insurance	173,676	0.7%
Interactive Media & Services	3,092,787	12.0%
Internet & Direct Marketing Retail	1,871,998	7.3%
IT Services	1,205,669	4.7%
Life Sciences Tools & Services	566,245	2.2%
Machinery	271,083	1.1%
Media	227,558	0.9%
Metals & Mining	69,886	0.3%
Multiline Retail	165,164	0.6%
Oil, Gas & Consumable Fuels	14,450	0.1%
Personal Products	50,595	0.2%
Pharmaceuticals	689,367	2.7%
Professional Services	115,272	0.5%
Road & Rail	249,510	1.0%
Semiconductors & Semiconductor Equipment	2,001,205	7.8%
Software	4,595,943	17.8%
Specialty Retail	617,417	2.4%
Technology Hardware, Storage & Peripherals	2,832,568	11.0%
Textiles, Apparel & Luxury Goods	164,279	0.6%
Trading Companies & Distributors	76,783	0.3%
Water Utilities	18,811	0.1%
Wireless Telecommunication Services	55,790	0.2%
Other **	(11,164)	(0.1)%
Total	$25,781,445	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	179	$31,984
A.O. Smith Corp. (Building Products)	40	2,923
Abbott Laboratories (Health Care Equipment & Supplies)	222	28,614
AbbVie, Inc. (Biotechnology)	140	16,054
Accenture PLC - Class A (IT Services)	85	30,497
Activision Blizzard, Inc. (Entertainment)	98	7,663
Advance Auto Parts, Inc. (Specialty Retail)	21	4,736
Aflac, Inc.* (Insurance)	191	10,251
Agilent Technologies, Inc. (Life Sciences Tools & Services)	26	4,095
Air Products & Chemicals, Inc.* (Chemicals)	38	11,393
Akamai Technologies, Inc.* (IT Services)	17	1,793
Alaska Air Group, Inc.* (Airlines)	38	2,006
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	42	8,574
Allegion PLC (Building Products)	16	2,053
Alliant Energy Corp. (Electric Utilities)	78	4,412
Altria Group, Inc. (Tobacco)	570	25,143
Amcor PLC (Containers & Packaging)	481	5,806
Ameren Corp.* (Multi-Utilities)	79	6,659
American Airlines Group, Inc.* (Airlines)	202	3,878
American Electric Power Co., Inc.* (Electric Utilities)	153	12,961
American Express Co. (Consumer Finance)	196	34,061
American International Group, Inc.* (Insurance)	265	15,659
American Tower Corp. (Equity Real Estate Investment Trusts)	69	19,455
American Water Works Co., Inc.* (Water Utilities)	29	5,051
Ameriprise Financial, Inc. (Capital Markets)	35	10,575
AmerisourceBergen Corp. (Health Care Providers & Services)	45	5,491
AMETEK, Inc.* (Electrical Equipment)	37	4,899
Amgen, Inc.* (Biotechnology)	87	18,006
Amphenol Corp.* - Class A (Electronic Equipment, Instruments & Components)	69	5,297
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	95	16,482
Anthem, Inc.* (Health Care Providers & Services)	74	32,200
Aon PLC (Insurance)	32	10,237
APA Corp. (Oil, Gas & Consumable Fuels)	119	3,119
Aptiv PLC* (Auto Components)	28	4,841
Archer-Daniels-Midland Co.* (Food Products)	174	11,178
Arthur J. Gallagher & Co. (Insurance)	37	6,204
Assurant, Inc. (Insurance)	18	2,904
AT&T, Inc. (Diversified Telecommunication Services)	2,203	55,648
Atmos Energy Corp.* (Gas Utilities)	40	3,685
Automatic Data Processing, Inc.* (IT Services)	68	15,265
AutoZone, Inc.* (Specialty Retail)	3	5,355
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	43	10,177
Avery Dennison Corp.* (Containers & Packaging)	15	3,266
Baker Hughes Co. - Class A (Energy Equipment & Services)	258	6,471
Ball Corp.* (Containers & Packaging)	37	3,385
Bank of America Corp.* (Banks)	2,285	109,177
Bath & Body Works, Inc.* (Specialty Retail)	36	2,487
Baxter International, Inc.* (Health Care Equipment & Supplies)	153	12,081
Becton, Dickinson & Co.* (Health Care Equipment & Supplies)	87	20,844
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	574	164,744
Best Buy Co., Inc. (Specialty Retail)	33	4,034
Biogen, Inc.* (Biotechnology)	22	5,867
BlackRock, Inc. - Class A (Capital Markets)	14	13,208
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	8	19,365
BorgWarner, Inc.* (Auto Components)	77	3,470
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	45	5,114
Boston Scientific Corp.* (Health Care Equipment & Supplies)	441	19,020
Bristol-Myers Squibb Co. (Pharmaceuticals)	329	19,214
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	40	21,267
Broadridge Financial Solutions, Inc. (IT Services)	17	3,033
Brown-Forman Corp.* - Class B (Beverages)	28	1,901
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	41	3,977
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	28	3,065
Campbell Soup Co. (Food Products)	65	2,597
Capital One Financial Corp. (Consumer Finance)	137	20,691
Cardinal Health, Inc. (Health Care Providers & Services)	89	4,255
CarMax, Inc.* (Specialty Retail)	49	6,709
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	248	5,496
Carrier Global Corp. (Building Products)	95	4,962
Caterpillar, Inc. (Machinery)	88	17,953
Cboe Global Markets, Inc. (Capital Markets)	16	2,111
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	103	10,720
CDW Corp. (Electronic Equipment, Instruments & Components)	24	4,480
Celanese Corp. (Chemicals)	33	5,330
Centene Corp.* (Health Care Providers & Services)	181	12,894
CenterPoint Energy, Inc. (Multi-Utilities)	186	4,843
Ceridian HCM Holding, Inc.* (Software)	17	2,129
Cerner Corp. (Health Care Technology)	52	3,863
CF Industries Holdings, Inc.* (Chemicals)	67	3,806
Chevron Corp.* (Oil, Gas & Consumable Fuels)	597	68,350
Chubb, Ltd. (Insurance)	135	26,375
Church & Dwight Co., Inc. (Household Products)	24	2,097
Cigna Corp.* (Health Care Providers & Services)	105	22,429

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cincinnati Financial Corp.* (Insurance)	45	$5,465
Cintas Corp.* (Commercial Services & Supplies)	9	3,898
Cisco Systems, Inc. (Communications Equipment)	1,301	72,816
Citigroup, Inc. (Banks)	627	43,363
Citizens Financial Group, Inc. (Banks)	135	6,396
Citrix Systems, Inc. (Software)	14	1,326
CME Group, Inc. (Capital Markets)	110	24,261
CMS Energy Corp. (Multi-Utilities)	90	5,432
Cognizant Technology Solutions Corp. - Class A (IT Services)	78	6,091
Colgate-Palmolive Co. (Household Products)	124	9,448
Comcast Corp. - Class A (Media)	792	40,732
Comerica, Inc.* (Banks)	41	3,489
Conagra Brands, Inc. (Food Products)	150	4,830
ConocoPhillips (Oil, Gas & Consumable Fuels)	412	30,690
Consolidated Edison, Inc. (Multi-Utilities)	109	8,219
Constellation Brands, Inc. - Class A (Beverages)	51	11,057
Corning, Inc.* (Electronic Equipment, Instruments & Components)	128	4,553
Corteva, Inc. (Chemicals)	229	9,881
Costco Wholesale Corp. (Food & Staples Retailing)	65	31,950
Coterra Energy, Inc.* (Oil, Gas & Consumable Fuels)	253	5,394
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	52	9,376
CSX Corp.* (Road & Rail)	336	12,153
Cummins, Inc.* (Machinery)	25	5,996
CVS Health Corp. (Health Care Providers & Services)	405	36,158
D.R. Horton, Inc. (Household Durables)	40	3,571
Danaher Corp. (Health Care Equipment & Supplies)	63	19,642
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	40	5,766
Deere & Co. (Machinery)	22	7,531
Delta Air Lines, Inc.* (Airlines)	200	7,826
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	67	3,833
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	197	7,896
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	51	5,467
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	87	13,729
Discover Financial Services* (Consumer Finance)	93	10,539
Discovery, Inc.*(a) (Media)	56	1,313
Discovery, Inc.* - Class C (Media)	96	2,166
DISH Network Corp.* - Class A (Media)	79	3,245
Dollar Tree, Inc.* (Multiline Retail)	70	7,543
Dominion Energy, Inc. (Multi-Utilities)	250	18,982
Dover Corp.* (Machinery)	45	7,609
Dow, Inc.* (Chemicals)	118	6,604
DTE Energy Co.* (Multi-Utilities)	60	6,801
Duke Energy Corp. (Electric Utilities)	237	24,176
Duke Realty Corp. (Equity Real Estate Investment Trusts)	69	3,881
DuPont de Nemours, Inc. (Chemicals)	161	11,206
DXC Technology Co.* (IT Services)	80	2,606
Eastman Chemical Co. (Chemicals)	41	4,265
Eaton Corp. PLC (Electrical Equipment)	122	20,101
Ecolab, Inc. (Chemicals)	41	9,111
Edison International (Electric Utilities)	118	7,426
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	83	9,945
Electronic Arts, Inc. (Entertainment)	40	5,610
Eli Lilly & Co. (Pharmaceuticals)	96	24,457
Emerson Electric Co.* (Electrical Equipment)	110	10,671
Entergy Corp. (Electric Utilities)	62	6,387
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	180	16,643
Equifax, Inc.* (Professional Services)	18	4,994
Equinix, Inc. (Equity Real Estate Investment Trusts)	11	9,208
Equity Residential (Equity Real Estate Investment Trusts)	104	8,986
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21	7,139
Everest Re Group, Ltd. (Insurance)	13	3,400
Evergy, Inc. (Electric Utilities)	69	4,399
Eversource Energy (Electric Utilities)	105	8,915
Exelon Corp. (Electric Utilities)	306	16,276
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	30	4,932
Expeditors International of Washington, Inc. (Air Freight & Logistics)	18	2,219
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	22	4,342
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,305	84,132
F5 Networks, Inc.* (Communications Equipment)	11	2,323
Fastenal Co. (Trading Companies & Distributors)	46	2,626
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	22	2,648
FedEx Corp. (Air Freight & Logistics)	28	6,595
Fidelity National Information Services, Inc. (IT Services)	190	21,041
Fifth Third Bancorp (Banks)	216	9,402
First Horizon Corp.* (Banks)	1	14
First Republic Bank (Banks)	25	5,408
FirstEnergy Corp.* (Electric Utilities)	168	6,473
Fiserv, Inc.* (IT Services)	59	5,811
FleetCor Technologies, Inc.* (IT Services)	14	3,464
Ford Motor Co.* (Automobiles)	1,213	20,718
Fortive Corp. (Machinery)	109	8,252
Fortune Brands Home & Security, Inc. (Building Products)	19	1,927
Fox Corp. - Class A (Media)	103	4,093
Fox Corp. - Class B (Media)	49	1,811

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Franklin Resources, Inc. (Capital Markets)	89	$2,803
Freeport-McMoRan, Inc. (Metals & Mining)	174	6,563
Garmin, Ltd. (Household Durables)	21	3,016
Gartner, Inc.* (IT Services)	13	4,315
General Dynamics Corp. (Aerospace & Defense)	70	14,193
General Electric Co. (Industrial Conglomerates)	338	35,446
General Mills, Inc. (Food Products)	187	11,557
General Motors Co.* (Automobiles)	448	24,385
Genuine Parts Co.* (Distributors)	45	5,900
Gilead Sciences, Inc. (Biotechnology)	387	25,109
Global Payments, Inc. (IT Services)	92	13,155
Globe Life, Inc. (Insurance)	29	2,582
Halliburton Co.* (Energy Equipment & Services)	278	6,947
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	111	1,891
Hartford Financial Services Group, Inc.* (Insurance)	107	7,804
Hasbro, Inc. (Leisure Products)	39	3,735
HCA Healthcare, Inc. (Health Care Providers & Services)	75	18,785
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	167	5,930
Henry Schein, Inc.* (Health Care Providers & Services)	43	3,283
Hess Corp. (Oil, Gas & Consumable Fuels)	39	3,220
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	406	5,948
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	53	7,629
Hologic, Inc.* (Health Care Equipment & Supplies)	22	1,613
Honeywell International, Inc. (Industrial Conglomerates)	211	46,129
Hormel Foods Corp. (Food Products)	88	3,724
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	222	3,736
Howmet Aerospace, Inc.* (Aerospace & Defense)	120	3,563
HP, Inc. (Technology Hardware, Storage & Peripherals)	373	11,313
Humana, Inc. (Health Care Providers & Services)	18	8,337
Huntington Bancshares, Inc.* (Banks)	459	7,225
Huntington Ingalls Industries, Inc.* (Aerospace & Defense)	13	2,635
IDEX Corp. (Machinery)	14	3,116
IHS Markit, Ltd. (Professional Services)	43	5,622
Illinois Tool Works, Inc.* (Machinery)	48	10,938
Illumina, Inc.* (Life Sciences Tools & Services)	23	9,546
Incyte Corp.* (Biotechnology)	20	1,340
Ingersoll Rand, Inc.* (Machinery)	124	6,666
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,251	61,298
Intercontinental Exchange, Inc. (Capital Markets)	80	11,077
International Business Machines Corp. (IT Services)	276	34,528
International Flavors & Fragrances, Inc. (Chemicals)	76	11,206
International Paper Co.* (Containers & Packaging)	122	6,060
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	32	11,556
Invesco, Ltd. (Capital Markets)	108	2,744
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	7	1,113
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	22	5,751
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	90	4,108
J.B. Hunt Transport Services, Inc.* (Road & Rail)	11	2,169
Jack Henry & Associates, Inc. (IT Services)	11	1,831
Jacobs Engineering Group, Inc. (Professional Services)	15	2,106
Johnson & Johnson (Pharmaceuticals)	485	78,996
Johnson Controls International PLC (Building Products)	220	16,141
JPMorgan Chase & Co. (Banks)	922	156,639
Juniper Networks, Inc. (Communications Equipment)	105	3,100
Kansas City Southern* (Road & Rail)	14	4,344
Kellogg Co. (Food Products)	78	4,781
KeyCorp* (Banks)	297	6,911
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	25	4,501
Kimberly-Clark Corp. (Household Products)	65	8,417
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	192	4,339
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	606	10,151
L3Harris Technologies, Inc.* (Aerospace & Defense)	26	5,994
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	31	8,898
Lamb Weston Holding, Inc.* (Food Products)	28	1,581
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	108	4,191
Leggett & Platt, Inc.* (Household Durables)	45	2,108
Leidos Holdings, Inc.* (Professional Services)	43	4,299
Lennar Corp. - Class A (Household Durables)	84	8,393
Lincoln National Corp.* (Insurance)	54	3,896
Linde PLC (Chemicals)	67	21,386
Live Nation Entertainment, Inc.* (Entertainment)	40	4,046
LKQ Corp.* (Distributors)	85	4,682
Lockheed Martin Corp. (Aerospace & Defense)	40	13,293
Loews Corp.* (Insurance)	63	3,532
Lowe's Cos., Inc.* (Specialty Retail)	64	14,964

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	311	$3,688
LyondellBasell Industries N.V. - Class A (Chemicals)	80	7,426
M&T Bank Corp. (Banks)	39	5,738
Marathon Oil Corp.* (Oil, Gas & Consumable Fuels)	246	4,015
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	196	12,922
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	85	13,545
Marsh & McLennan Cos., Inc. (Insurance)	79	13,177
Martin Marietta Materials, Inc.* (Construction Materials)	18	7,071
Masco Corp.* (Building Products)	42	2,753
Mastercard, Inc. - Class A (IT Services)	85	28,519
Match Group, Inc.* (Interactive Media & Services)	25	3,770
McCormick & Co., Inc. (Food Products)	43	3,450
McDonald's Corp. (Hotels, Restaurants & Leisure)	137	33,639
McKesson Corp. (Health Care Providers & Services)	46	9,562
Medtronic PLC (Health Care Equipment & Supplies)	412	49,382
Merck & Co., Inc. (Pharmaceuticals)	404	35,572
MetLife, Inc. (Insurance)	223	14,004
MGM Resorts International* (Hotels, Restaurants & Leisure)	125	5,895
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	46	3,408
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	345	23,840
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	37	7,556
Moderna, Inc.* (Biotechnology)	45	15,534
Mohawk Industries, Inc.* (Household Durables)	17	3,013
Molson Coors Beverage Co. - Class B (Beverages)	59	2,601
Mondelez International, Inc. - Class A (Food Products)	433	26,299
Moody's Corp.* (Capital Markets)	14	5,658
Morgan Stanley (Capital Markets)	448	46,045
Motorola Solutions, Inc. (Communications Equipment)	30	7,458
Nasdaq, Inc.* (Capital Markets)	13	2,728
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	69	6,162
Newell Brands, Inc.* (Household Durables)	119	2,724
Newmont Corp. (Metals & Mining)	110	5,940
News Corp. - Class A (Media)	123	2,817
News Corp. - Class B (Media)	40	902
NextEra Energy, Inc. (Electric Utilities)	345	29,439
Nielsen Holdings PLC (Professional Services)	113	2,288
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	141	23,588
NiSource, Inc. (Multi-Utilities)	123	3,034
Norfolk Southern Corp.* (Road & Rail)	41	12,015
Northern Trust Corp.* (Capital Markets)	65	7,998
Northrop Grumman Corp. (Aerospace & Defense)	45	16,075
NortonLifelock, Inc. (Software)	183	4,657
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	116	2,984
NRG Energy, Inc. (Electric Utilities)	34	1,356
Nucor Corp. (Metals & Mining)	91	10,160
NVR, Inc.* (Household Durables)	1	4,895
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	77	15,466
Occidental Petroleum Corp.* (Oil, Gas & Consumable Fuels)	278	9,321
Omnicom Group, Inc. (Media)	65	4,425
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	137	8,716
Oracle Corp. (Software)	227	21,779
O'Reilly Automotive, Inc.* (Specialty Retail)	7	4,356
Organon & Co. (Pharmaceuticals)	44	1,617
Otis Worldwide Corp. (Machinery)	64	5,140
PACCAR, Inc.* (Machinery)	108	9,679
Packaging Corp. of America (Containers & Packaging)	30	4,121
Parker-Hannifin Corp.* (Machinery)	18	5,339
Paychex, Inc. (IT Services)	45	5,548
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	21	1,504
Pentair PLC (Machinery)	52	3,846
People's United Financial, Inc. (Banks)	136	2,331
PepsiCo, Inc. (Beverages)	247	39,915
Pfizer, Inc. (Pharmaceuticals)	1,729	75,626
Philip Morris International, Inc. (Tobacco)	478	45,190
Phillips 66* (Oil, Gas & Consumable Fuels)	134	10,021
Pinnacle West Capital Corp.* (Electric Utilities)	33	2,128
Pioneer Natural Resources Co.* (Oil, Gas & Consumable Fuels)	70	13,089
PPG Industries, Inc.* (Chemicals)	72	11,561
PPL Corp. (Electric Utilities)	240	6,912
Principal Financial Group, Inc. (Insurance)	75	5,032
Prologis, Inc. (Equity Real Estate Investment Trusts)	227	32,905
Prudential Financial, Inc.* (Insurance)	118	12,986
Public Service Enterprise Group, Inc.* (Multi-Utilities)	157	10,017
Public Storage (Equity Real Estate Investment Trusts)	26	8,637
PulteGroup, Inc. (Household Durables)	40	1,923
PVH Corp.* (Textiles, Apparel & Luxury Goods)	22	2,405
Quanta Services, Inc. (Construction & Engineering)	17	2,062
Quest Diagnostics, Inc. (Health Care Providers & Services)	39	5,724
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	15	1,908
Raymond James Financial, Inc. (Capital Markets)	58	5,718

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Raytheon Technologies Corp. (Aerospace & Defense)	463	$41,141
Realty Income Corp. (Equity Real Estate Investment Trusts)	170	12,143
Regency Centers Corp. (Equity Real Estate Investment Trusts)	44	3,098
Regions Financial Corp. (Banks)	296	7,009
Republic Services, Inc. - Class A (Commercial Services & Supplies)	65	8,749
Robert Half International, Inc.* (Professional Services)	33	3,731
Rockwell Automation, Inc.* (Electrical Equipment)	16	5,110
Roper Technologies, Inc.* (Industrial Conglomerates)	15	7,318
Ross Stores, Inc.* (Specialty Retail)	110	12,452
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	69	5,826
SBA Communications Corp. (Equity Real Estate Investment Trusts)	11	3,799
Schlumberger, Ltd.* (Energy Equipment & Services)	432	13,936
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	64	5,700
Sealed Air Corp. (Containers & Packaging)	16	949
Sempra Energy* (Multi-Utilities)	97	12,380
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	102	14,951
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	25	4,178
Snap-on, Inc.* (Machinery)	17	3,455
Southwest Airlines Co.* (Airlines)	182	8,606
Stanley Black & Decker, Inc.* (Machinery)	49	8,807
Starbucks Corp. (Hotels, Restaurants & Leisure)	152	16,123
State Street Corp. (Capital Markets)	111	10,939
STERIS PLC (Health Care Equipment & Supplies)	14	3,272
Stryker Corp. (Health Care Equipment & Supplies)	52	13,836
Sylvamo Corp.* (Paper & Forest Products)	1	23
Synchrony Financial (Consumer Finance)	176	8,175
Sysco Corp.* (Food & Staples Retailing)	156	11,996
T. Rowe Price Group, Inc. (Capital Markets)	29	6,290
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	88	3,430
Target Corp. (Multiline Retail)	51	13,241
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	63	9,197
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7	3,145
Teleflex, Inc.* (Health Care Equipment & Supplies)	8	2,856
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	135	25,310
Textron, Inc.* (Aerospace & Defense)	68	5,022
The AES Corp. (Independent Power and Renewable Electricity Producers)	130	3,267
The Allstate Corp.* (Insurance)	92	11,378
The Bank of New York Mellon Corp. (Capital Markets)	247	14,622
The Boeing Co.* (Aerospace & Defense)	169	34,987
The Charles Schwab Corp.* (Capital Markets)	463	37,980
The Clorox Co. (Household Products)	13	2,119
The Coca-Cola Co.* (Beverages)	779	43,913
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	9	3,752
The Estee Lauder Co., Inc.* (Personal Products)	32	10,379
The Gap, Inc.* (Specialty Retail)	69	1,566
The Goldman Sachs Group, Inc. (Capital Markets)	104	42,988
The Hershey Co. (Food Products)	26	4,559
The Home Depot, Inc. (Specialty Retail)	93	34,571
The Interpublic Group of Cos., Inc.* (Media)	125	4,571
The JM Smucker Co. - Class A (Food Products)	32	3,932
The Kraft Heinz Co.* (Food Products)	211	7,573
The Kroger Co. (Food & Staples Retailing)	213	8,524
The Mosaic Co. (Chemicals)	110	4,573
The PNC Financial Services Group, Inc. (Banks)	130	27,434
The Procter & Gamble Co. (Household Products)	390	55,765
The Progressive Corp. (Insurance)	65	6,167
The Sherwin-Williams Co.* (Chemicals)	23	7,282
The Southern Co.* (Electric Utilities)	327	20,379
The TJX Cos., Inc.* (Specialty Retail)	373	24,428
The Travelers Cos., Inc. (Insurance)	76	12,227
The Walt Disney Co.* (Entertainment)	562	95,017
The Western Union Co. (IT Services)	128	2,332
The Williams Cos., Inc.* (Oil, Gas & Consumable Fuels)	376	10,562
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	57	6,557
Trane Technologies PLC (Building Products)	39	7,056
TransDigm Group, Inc.* (Aerospace & Defense)	7	4,367
Truist Financial Corp. (Banks)	413	26,213
Tyson Foods, Inc.* - Class A (Food Products)	90	7,197
U.S. Bancorp (Banks)	418	25,235
UDR, Inc. (Equity Real Estate Investment Trusts)	87	4,831
Ulta Beauty, Inc.* (Specialty Retail)	8	2,939
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	62	1,362
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	68	1,284
Union Pacific Corp. (Road & Rail)	105	25,347
United Airlines Holdings , Inc.* (Airlines)	100	4,614
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	67	14,302
UnitedHealth Group, Inc. (Health Care Providers & Services)	138	63,546
Universal Health Services, Inc.* - Class B (Health Care Providers & Services)	24	2,978

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	126	$9,744
Ventas, Inc. (Equity Real Estate Investment Trusts)	122	6,511
VeriSign, Inc.* (IT Services)	17	3,785
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,279	67,774
VF Corp.* (Textiles, Apparel & Luxury Goods)	101	7,361
ViacomCBS, Inc. - Class B (Media)	189	6,846
Viatris, Inc. (Pharmaceuticals)	374	4,993
Visa, Inc. - Class A (IT Services)	208	44,047
Vornado Realty Trust (Equity Real Estate Investment Trusts)	52	2,217
Vulcan Materials Co.* (Construction Materials)	24	4,563
W.R. Berkley Corp.* (Insurance)	43	3,423
W.W. Grainger, Inc.* (Trading Companies & Distributors)	6	2,778
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	224	10,532
Walmart, Inc. (Food & Staples Retailing)	438	65,447
Waste Management, Inc. (Commercial Services & Supplies)	72	11,536
Waters Corp.* (Life Sciences Tools & Services)	9	3,308
WEC Energy Group, Inc. (Multi-Utilities)	97	8,736
Wells Fargo & Co.* (Banks)	1,271	65,024
Welltower, Inc. (Equity Real Estate Investment Trusts)	130	10,452
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	95	4,968
Westinghouse Air Brake Technologies Corp.* (Machinery)	58	5,262
WestRock Co. (Containers & Packaging)	84	4,040
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	231	8,251
Whirlpool Corp.* (Household Durables)	18	3,795
Willis Towers Watson PLC (Insurance)	39	9,449
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	32	2,874
Xcel Energy, Inc. (Electric Utilities)	166	10,722
Xylem, Inc. (Machinery)	31	4,048
Yum! Brands, Inc.* (Hotels, Restaurants & Leisure)	51	6,372
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	5	2,670
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	65	9,303
Zions Bancorp* (Banks)	50	3,150
Zoetis, Inc. (Pharmaceuticals)	39	8,432
TOTAL COMMON STOCKS
(Cost $3,055,341)		5,445,793

Collateral for Securities Loaned(b)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(c)	825	$825
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $825)		825
TOTAL INVESTMENT SECURITIES
(Cost $3,056,166) - 99.8%		5,446,618
Net other assets (liabilities) - 0.2%		9,938

NET ASSETS - 100.0%		$5,456,556

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $774.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Large-Cap Value ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$141,271	2.6%
Air Freight & Logistics	27,093	0.5%
Airlines	26,930	0.5%
Auto Components	8,311	0.2%
Automobiles	45,103	0.8%
Banks	510,159	9.4%
Beverages	99,387	1.8%
Biotechnology	81,910	1.5%
Building Products	37,815	0.7%
Capital Markets	247,745	4.5%
Chemicals	125,030	2.3%
Commercial Services & Supplies	24,183	0.4%
Communications Equipment	85,697	1.6%
Construction & Engineering	2,062	NM
Construction Materials	11,634	0.2%
Consumer Finance	73,466	1.3%
Containers & Packaging	27,627	0.5%
Distributors	10,582	0.2%
Diversified Financial Services	164,744	3.0%
Diversified Telecommunication Services	127,110	2.3%
Electric Utilities	162,361	3.0%
Electrical Equipment	40,781	0.7%
Electronic Equipment, Instruments & Components	34,955	0.6%
Energy Equipment & Services	27,354	0.5%
Entertainment	112,336	2.1%
Equity Real Estate Investment Trusts	236,093	4.3%
Food & Staples Retailing	128,449	2.4%
Food Products	93,258	1.7%
Gas Utilities	3,685	0.1%
Health Care Equipment & Supplies	209,549	3.8%
Health Care Providers & Services	234,540	4.3%
Health Care Technology	3,863	0.1%
Hotels, Restaurants & Leisure	139,207	2.6%
Household Durables	33,438	0.6%
Household Products	77,846	1.4%
Independent Power and Renewable Electricity Producers	3,267	0.1%
Industrial Conglomerates	120,877	2.2%
Insurance	186,151	3.4%
Interactive Media & Services	3,769	0.1%
IT Services	227,661	4.2%
Leisure Products	3,735	0.1%
Life Sciences Tools & Services	22,700	0.4%
Machinery	113,637	2.1%
Media	72,921	1.3%
Metals & Mining	22,663	0.4%
Multiline Retail	20,784	0.4%
Multi-Utilities	85,103	1.6%
Oil, Gas & Consumable Fuels	313,451	5.7%
Paper & Forest Products	23	NM
Personal Products	10,379	0.2%
Pharmaceuticals	248,908	4.6%
Professional Services	23,040	0.4%
Real Estate Management & Development	10,720	0.2%
Road & Rail	56,028	1.0%
Semiconductors & Semiconductor Equipment	171,249	3.1%
Software	29,891	0.6%
Specialty Retail	118,597	2.2%
Technology Hardware, Storage & Peripherals	34,091	0.6%
Textiles, Apparel & Luxury Goods	43,229	0.8%
Tobacco	70,333	1.3%
Trading Companies & Distributors	5,404	0.1%
Water Utilities	5,051	0.1%
Wireless Telecommunication Services	6,557	0.1%
Other **	10,763	0.2%
Total	$5,456,556	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	137	$8,494
ACI Worldwide, Inc.* (Software)	258	7,915
AGCO Corp.* (Machinery)	103	12,588
Amedisys, Inc.* (Health Care Providers & Services)	131	22,184
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	220	11,818
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	123	2,696
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,309	13,927
AptarGroup, Inc. (Containers & Packaging)	161	19,445
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	422	26,932
ASGN, Inc.* (Professional Services)	211	25,248
Ashland Global Holdings, Inc.* (Chemicals)	80	7,681
Aspen Technology, Inc.* (Software)	187	29,301
Axon Enterprise, Inc.* (Aerospace & Defense)	264	47,510
Blackbaud, Inc.* (Software)	77	5,468
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	177	11,289
Brighthouse Financial, Inc.* (Insurance)	337	16,928
Brooks Automation, Inc.* (Semiconductors & Semiconductor Equipment)	297	34,586
Brunswick Corp.* (Leisure Products)	170	15,825
Builders FirstSource, Inc.* (Building Products)	409	23,832
Cable One, Inc. (Media)	21	35,935
CACI International, Inc.* - Class A (Professional Services)	41	11,793
Callaway Golf Co.* (Leisure Products)	277	7,493
Camden Property Trust (Equity Real Estate Investment Trusts)	188	30,663
Carlisle Cos., Inc.* (Industrial Conglomerates)	121	26,973
Casey's General Stores, Inc. (Food & Staples Retailing)	55	10,535
CDK Global, Inc. (Software)	247	10,749
Cerence, Inc.* (Software)	153	16,085
ChampionX Corp.* (Energy Equipment & Services)	337	8,840
Chemed Corp. (Health Care Providers & Services)	62	29,900
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	70	9,843
Churchill Downs, Inc.* (Hotels, Restaurants & Leisure)	137	31,511
Ciena Corp.* (Communications Equipment)	231	12,541
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	97	7,839
Clean Harbors, Inc.* (Commercial Services & Supplies)	78	8,778
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,829	44,098
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	117	15,019
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	880	12,857
Cognex Corp.* (Electronic Equipment, Instruments & Components)	712	62,364
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	32	8,141
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	58	6,023
Commerce Bancshares, Inc.* (Banks)	207	14,596
CommVault Systems, Inc.* (Software)	93	5,720
Compass Minerals International, Inc. (Metals & Mining)	67	4,395
Concentrix Corp. (IT Services)	80	14,214
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	113	16,098
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	40,363
Curtiss-Wright Corp.* (Aerospace & Defense)	61	7,788
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	500	41,010
Darling Ingredients, Inc.* (Food Products)	655	55,360
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	112	44,274
Digital Turbine, Inc.* (Software)	352	30,293
Donaldson Co., Inc.* (Machinery)	254	15,243
Eagle Materials, Inc. (Construction Materials)	103	15,281
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	93	18,394
Emergent BioSolutions, Inc.* (Biotechnology)	195	9,296
Encompass Health Corp. (Health Care Providers & Services)	224	14,237
Energizer Holdings, Inc. (Household Products)	122	4,449
EnerSys (Electrical Equipment)	82	6,563
Envestnet, Inc.* (Software)	136	11,356
EQT Corp.* (Oil, Gas & Consumable Fuels)	464	9,238
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	741	7,640
Essent Group, Ltd. (Thrifts & Mortgage Finance)	226	10,848
Essential Utilities, Inc. (Water Utilities)	453	21,323
Evercore Partners, Inc. - Class A (Capital Markets)	98	14,880
Exelixis, Inc.* (Biotechnology)	1,268	27,275
FactSet Research Systems, Inc.* (Capital Markets)	151	67,028
Fair Isaac Corp.* (Software)	113	44,997
Federated Hermes, Inc.* - Class B (Capital Markets)	162	5,396
First Financial Bankshares, Inc. (Banks)	334	16,940
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	267	15,547
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	398	47,597
Five Below, Inc.* (Specialty Retail)	226	44,590
Flowers Foods, Inc.* (Food Products)	317	7,846
Fox Factory Holding Corp.* (Auto Components)	168	27,039
FTI Consulting, Inc.* (Professional Services)	136	19,573
GameStop Corp.* - Class A (Specialty Retail)	117	21,471
Genpact, Ltd. (IT Services)	426	21,024

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Gentex Corp. (Auto Components)	561	$19,854
Glacier Bancorp, Inc. (Banks)	220	12,164
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	317	24,463
Graco, Inc. (Machinery)	682	51,273
Grand Canyon Education, Inc.* (Diversified Consumer Services)	67	5,340
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	222	4,926
GXO Logistics, Inc.* (Air Freight & Logistics)	207	18,381
Haemonetics Corp.* (Health Care Equipment & Supplies)	114	7,833
Halozyme Therapeutics, Inc.* (Biotechnology)	575	21,890
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	238	7,868
HealthEquity, Inc.* (Health Care Providers & Services)	337	22,303
Helen of Troy, Ltd.* (Household Durables)	95	21,370
Hill-Rom Holdings, Inc.* (Health Care Equipment & Supplies)	112	17,349
Hubbell, Inc.* (Electrical Equipment)	131	26,117
IAA, Inc.* (Commercial Services & Supplies)	546	32,569
ICU Medical, Inc.* (Health Care Equipment & Supplies)	41	9,599
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	425	25,717
Ingevity Corp.* (Chemicals)	77	5,999
Insperity, Inc. (Professional Services)	143	17,875
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	146	9,703
Interactive Brokers Group, Inc. (Capital Markets)	352	24,940
Iridium Communications, Inc.* (Diversified Telecommunication Services)	327	13,260
ITT, Inc. (Machinery)	156	14,675
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	87	8,609
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	243	32,328
Kinsale Capital Group, Inc. (Insurance)	86	16,095
Knight-Swift Transportation Holdings, Inc.* (Road & Rail)	667	37,812
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	173	19,584
Lancaster Colony Corp.* (Food Products)	46	7,820
Landstar System, Inc.* (Road & Rail)	95	16,702
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	550	38,192
Lennox International, Inc. (Building Products)	79	23,643
LHC Group, Inc.* (Health Care Providers & Services)	127	17,093
Life Storage, Inc. (Equity Real Estate Investment Trusts)	163	21,811
Lincoln Electric Holdings, Inc.* (Machinery)	238	33,891
Lithia Motors, Inc.* - Class A (Specialty Retail)	121	38,626
Littelfuse, Inc.* (Electronic Equipment, Instruments & Components)	97	28,571
LiveRamp Holdings, Inc.* (IT Services)	148	7,919
Louisiana-Pacific Corp.* (Paper & Forest Products)	214	12,611
Lumentum Holdings, Inc.* (Communications Equipment)	305	25,187
Manhattan Associates, Inc.* (Software)	256	46,474
Masimo Corp.* (Health Care Equipment & Supplies)	203	57,560
Mattel, Inc.* (Leisure Products)	1,407	30,687
MAXIMUS, Inc.* (IT Services)	154	13,024
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	939	20,029
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	115	26,053
Mercury Systems, Inc.* (Aerospace & Defense)	226	11,648
Mimecast, Ltd.* (Software)	247	18,634
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	224	33,611
Molina Healthcare, Inc.* (Health Care Providers & Services)	127	37,555
MSA Safety, Inc.* (Commercial Services & Supplies)	145	22,189
MSC Industrial Direct Co., Inc.* (Trading Companies & Distributors)	93	7,819
National Instruments Corp.* (Electronic Equipment, Instruments & Components)	245	10,405
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	203	12,679
Nektar Therapeutics* (Pharmaceuticals)	286	4,336
Neogen Corp.* (Health Care Equipment & Supplies)	263	11,128
Neurocrine Biosciences, Inc.* (Biotechnology)	381	40,161
NewMarket Corp.* (Chemicals)	10	3,400
Nordson Corp. (Machinery)	135	34,318
Nu Skin Enterprises, Inc. - Class A (Personal Products)	113	4,537
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	244	16,509
Option Care Health, Inc.* (Health Care Providers & Services)	306	8,363
PacWest Bancorp* (Banks)	135	6,408
Papa John's International, Inc.* (Hotels, Restaurants & Leisure)	130	16,130
Paylocity Holding Corp.* (Software)	157	47,907
Penumbra, Inc.* (Health Care Equipment & Supplies)	136	37,611
PNM Resources, Inc. (Electric Utilities)	139	6,915
Polaris, Inc.* (Leisure Products)	107	12,300
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	106	5,541
Primerica, Inc. (Insurance)	158	26,581
PROG Holdings, Inc.* (Consumer Finance)	125	5,056
Progyny, Inc.* (Health Care Providers & Services)	140	8,600
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	37	6,575
Qualys, Inc.* (Software)	134	16,680

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Quidel Corp.* (Health Care Equipment & Supplies)	151	$20,048
R1 RCM, Inc.* (Health Care Providers & Services)	544	11,805
Rayonier, Inc. (Equity Real Estate Investment Trusts)	231	8,623
Regal Rexnord Corp.* (Electrical Equipment)	135	20,565
RenaissanceRe Holdings, Ltd. (Insurance)	107	15,173
Repligen Corp.* (Biotechnology)	205	59,552
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	329	22,109
RH* (Specialty Retail)	68	44,855
RLI Corp.* (Insurance)	93	10,073
Royal Gold, Inc.* (Metals & Mining)	152	15,051
RPM International, Inc. (Chemicals)	324	28,254
Sabre Corp.* (IT Services)	469	4,868
Saia, Inc.* (Road & Rail)	105	32,827
Sailpoint Technologies Holding, Inc.* (Software)	374	17,945
Science Applications International Corp. (Professional Services)	92	8,260
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	225	18,011
SEI Investments Co. (Capital Markets)	222	13,995
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	261	22,193
Sensient Technologies Corp. (Chemicals)	79	7,552
Service Corp. International* (Diversified Consumer Services)	403	27,601
Signature Bank (Banks)	85	25,315
Silgan Holdings, Inc.* (Containers & Packaging)	153	6,151
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	95	17,932
Simpson Manufacturing Co., Inc.* (Building Products)	173	18,354
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	122	5,018
SLM Corp. (Consumer Finance)	1,232	22,607
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	209	74,127
STAAR Surgical Co.* (Health Care Equipment & Supplies)	189	22,389
Stericycle, Inc.* (Commercial Services & Supplies)	145	9,703
Stifel Financial Corp.* (Capital Markets)	176	12,825
STORE Capital Corp. (Equity Real Estate Investment Trusts)	367	12,599
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	331	11,141
Sunrun, Inc.* (Electrical Equipment)	830	47,875
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	67	13,036
Syneos Health, Inc.* (Life Sciences Tools & Services)	417	38,923
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	156	21,267
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	215	11,754
TEGNA, Inc. (Media)	359	7,058
Tempur Sealy International, Inc. (Household Durables)	791	35,176
Teradata Corp.* (IT Services)	166	9,389
Terex Corp.* (Machinery)	109	4,883
Tetra Tech, Inc. (Commercial Services & Supplies)	218	38,294
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	280	24,867
The Boston Beer Co., Inc.* - Class A (Beverages)	37	18,222
The Brink's Co.* (Commercial Services & Supplies)	77	5,304
The Chemours Co.* (Chemicals)	305	8,546
The Hain Celestial Group, Inc.* (Food Products)	211	9,468
The Middleby Corp.* (Machinery)	134	24,447
The New York Times Co. - Class A (Media)	672	36,685
The Scotts Miracle-Gro Co.* - Class A (Chemicals)	163	24,199
The Timken Co.* (Machinery)	282	20,008
The Toro Co. (Machinery)	431	41,148
The Wendy's Co. (Hotels, Restaurants & Leisure)	723	16,123
Toll Brothers, Inc. (Household Durables)	209	12,576
Tootsie Roll Industries, Inc. (Food Products)	33	1,044
TopBuild Corp.* (Household Durables)	132	33,920
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	138	7,499
Trex Co., Inc.* (Building Products)	464	49,370
TripAdvisor, Inc.* (Interactive Media & Services)	150	4,946
Umpqua Holdings Corp.* (Banks)	385	7,873
United Therapeutics Corp.* (Biotechnology)	75	14,307
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	173	31,694
Valmont Industries, Inc.* (Construction & Engineering)	33	7,886
Valvoline, Inc. (Chemicals)	439	14,908
Victoria's Secret & Co.* (Specialty Retail)	173	8,731
Visteon Corp.* (Auto Components)	53	5,999
Watsco, Inc. (Trading Companies & Distributors)	80	23,166
Werner Enterprises, Inc.* (Road & Rail)	118	5,348
WEX, Inc.* (IT Services)	103	15,419
Williams-Sonoma, Inc. (Specialty Retail)	302	56,089
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	119	20,524
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	464	55,731
Woodward, Inc.* (Machinery)	134	15,135
World Wrestling Entertainment, Inc. - Class A (Entertainment)	107	6,537
Worthington Industries, Inc.* (Metals & Mining)	79	4,291
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	205	17,316
XPO Logistics, Inc.* (Air Freight & Logistics)	207	17,761

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Yelp, Inc.* (Interactive Media & Services)	144	$5,562
YETI Holdings, Inc.* (Leisure Products)	350	34,415
Ziff Davis, Inc.* (Software)	120	15,392
TOTAL COMMON STOCKS
(Cost $2,530,396)		4,617,846

TOTAL INVESTMENT SECURITIES
(Cost $2,530,396) - 99.9%		4,617,846
Net other assets (liabilities) - 0.1%		3,921

NET ASSETS - 100.0%		$4,621,767

*	Non-income producing security.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$66,946	1.4%
Air Freight & Logistics	36,142	0.8%
Auto Components	52,892	1.1%
Banks	83,296	1.8%
Beverages	18,222	0.4%
Biotechnology	199,413	4.3%
Building Products	115,199	2.5%
Capital Markets	139,063	3.0%
Chemicals	100,539	2.2%
Commercial Services & Supplies	116,837	2.5%
Communications Equipment	37,728	0.8%
Construction & Engineering	7,886	0.2%
Construction Materials	15,281	0.3%
Consumer Finance	27,663	0.6%
Containers & Packaging	25,596	0.6%
Diversified Consumer Services	32,941	0.7%
Diversified Telecommunication Services	13,260	0.3%
Electric Utilities	6,915	0.1%
Electrical Equipment	101,120	2.2%
Electronic Equipment, Instruments & Components	135,198	2.9%
Energy Equipment & Services	8,840	0.2%
Entertainment	6,537	0.1%
Equity Real Estate Investment Trusts	270,948	5.9%
Food & Staples Retailing	15,461	0.3%
Food Products	81,538	1.8%
Health Care Equipment & Supplies	238,949	5.2%
Health Care Providers & Services	180,534	3.9%
Hotels, Restaurants & Leisure	186,740	4.0%
Household Durables	103,042	2.2%
Household Products	4,449	0.1%
Industrial Conglomerates	26,973	0.6%
Insurance	84,850	1.8%
Interactive Media & Services	10,508	0.2%
IT Services	85,857	1.9%
Leisure Products	100,720	2.2%
Life Sciences Tools & Services	64,976	1.4%
Machinery	267,608	5.8%
Media	79,678	1.7%
Metals & Mining	67,835	1.5%
Multiline Retail	16,509	0.4%
Oil, Gas & Consumable Fuels	55,417	1.2%
Paper & Forest Products	12,611	0.3%
Personal Products	4,537	0.1%
Pharmaceuticals	36,664	0.8%
Professional Services	82,749	1.8%
Road & Rail	92,689	2.0%
Semiconductors & Semiconductor Equipment	405,395	8.8%
Software	324,916	7.0%
Specialty Retail	214,363	4.6%
Textiles, Apparel & Luxury Goods	90,660	2.0%
Thrifts & Mortgage Finance	10,848	0.2%
Trading Companies & Distributors	30,985	0.7%
Water Utilities	21,323	0.5%
Other **	3,921	0.1%
Total	$4,621,767	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (80.6%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	189	$11,718
ACI Worldwide, Inc.* (Software)	246	7,547
Acuity Brands, Inc. (Electrical Equipment)	74	15,202
Adient PLC* (Auto Components)	198	8,241
AECOM* (Construction & Engineering)	304	20,785
Affiliated Managers Group, Inc.* (Capital Markets)	87	14,606
AGCO Corp.* (Machinery)	131	16,010
Alleghany Corp.* (Insurance)	30	19,541
ALLETE, Inc.* (Electric Utilities)	110	6,769
Alliance Data Systems Corp.* (IT Services)	105	8,951
Amedisys, Inc.* (Health Care Providers & Services)	68	11,515
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	292	15,686
American Eagle Outfitters, Inc. (Specialty Retail)	322	7,644
American Financial Group, Inc.* (Insurance)	140	19,046
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	212	4,647
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	683	7,267
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	331	17,745
AptarGroup, Inc. (Containers & Packaging)	140	16,909
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	152	17,594
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	220	14,040
ASGN, Inc.* (Professional Services)	111	13,282
Ashland Global Holdings, Inc.* (Chemicals)	119	11,425
Aspen Technology, Inc.* (Software)	143	22,407
Associated Banc-Corp.* (Banks)	322	7,174
AutoNation, Inc.* (Specialty Retail)	91	11,022
Avient Corp. (Chemicals)	192	10,345
Avis Budget Group, Inc.* (Road & Rail)	99	17,158
Avnet, Inc.* (Electronic Equipment, Instruments & Components)	209	7,965
Axon Enterprise, Inc.* (Aerospace & Defense)	139	25,015
Bank of Hawaii Corp.* (Banks)	85	7,183
Bank OZK (Banks)	256	11,436
Belden, Inc.* (Electronic Equipment, Instruments & Components)	94	5,660
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	288	16,830
Black Hills Corp.* (Multi-Utilities)	134	8,895
Blackbaud, Inc.* (Software)	89	6,320
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	172	10,970
Brighthouse Financial, Inc.* (Insurance)	174	8,740
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	626	14,673
Brooks Automation, Inc.* (Semiconductors & Semiconductor Equipment)	156	18,166
Brunswick Corp.* (Leisure Products)	162	15,081
Builders FirstSource, Inc.* (Building Products)	437	25,464
Cable One, Inc. (Media)	10	17,112
Cabot Corp.* (Chemicals)	120	6,402
CACI International, Inc.* - Class A (Professional Services)	51	14,670
Cadence Bank* (Banks)	412	11,956
Callaway Golf Co.* (Leisure Products)	245	6,627
Camden Property Trust (Equity Real Estate Investment Trusts)	212	34,578
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	321	17,090
Carlisle Cos., Inc.* (Industrial Conglomerates)	110	24,521
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	92	9,064
Casey's General Stores, Inc. (Food & Staples Retailing)	77	14,748
Cathay General Bancorp* (Banks)	164	6,919
CDK Global, Inc. (Software)	256	11,141
Cerence, Inc.* (Software)	79	8,305
ChampionX Corp.* (Energy Equipment & Services)	426	11,174
Chemed Corp. (Health Care Providers & Services)	34	16,397
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	69	9,703
Churchill Downs, Inc.* (Hotels, Restaurants & Leisure)	73	16,789
Ciena Corp.* (Communications Equipment)	326	17,699
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	122	9,859
CIT Group, Inc. (Banks)	209	10,352
Clean Harbors, Inc.* (Commercial Services & Supplies)	106	11,929
Cleveland-Cliffs, Inc.* (Metals & Mining)	958	23,097
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	60	7,702
CNO Financial Group, Inc. (Insurance)	269	6,494
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	458	6,691
Cognex Corp.* (Electronic Equipment, Instruments & Components)	371	32,495
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	51	12,974
Colfax Corp.* (Machinery)	272	14,041
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	74	7,684
Commerce Bancshares, Inc.* (Banks)	224	15,794
Commercial Metals Co. (Metals & Mining)	253	8,142
CommVault Systems, Inc.* (Software)	96	5,904
Compass Minerals International, Inc. (Metals & Mining)	71	4,658
Concentrix Corp. (IT Services)	90	15,991
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	93	13,249
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	237	6,427
Coty, Inc.* - Class A (Personal Products)	706	5,987
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	313	12,398
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	51	6,792
Crane Co.* (Machinery)	105	10,844

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	132	$21,311
Cullen/Frost Bankers, Inc.* (Banks)	120	15,540
Curtiss-Wright Corp.* (Aerospace & Defense)	86	10,980
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	260	21,325
Dana, Inc.* (Auto Components)	306	6,790
Darling Ingredients, Inc.* (Food Products)	342	28,906
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	57	22,533
Dick's Sporting Goods, Inc. (Specialty Retail)	139	17,265
Digital Turbine, Inc.* (Software)	184	15,835
Donaldson Co., Inc.* (Machinery)	264	15,843
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	369	12,059
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	204	9,784
Dycom Industries, Inc.* (Construction & Engineering)	64	5,083
Eagle Materials, Inc. (Construction Materials)	88	13,056
East West Bancorp, Inc. (Banks)	299	23,764
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	85	16,811
EMCOR Group, Inc. (Construction & Engineering)	113	13,728
Emergent BioSolutions, Inc.* (Biotechnology)	101	4,815
Encompass Health Corp. (Health Care Providers & Services)	209	13,284
Energizer Holdings, Inc. (Household Products)	133	4,851
EnerSys (Electrical Equipment)	90	7,204
Envestnet, Inc.* (Software)	115	9,603
Envista Holdings Corp.* (Health Care Equipment & Supplies)	341	13,333
EPR Properties (Equity Real Estate Investment Trusts)	156	7,833
EQT Corp.* (Oil, Gas & Consumable Fuels)	636	12,663
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	855	8,815
Essent Group, Ltd. (Thrifts & Mortgage Finance)	236	11,328
Essential Utilities, Inc. (Water Utilities)	470	22,123
Evercore Partners, Inc. - Class A (Capital Markets)	83	12,603
Exelixis, Inc.* (Biotechnology)	663	14,261
F.N.B. Corp.* (Banks)	671	7,817
FactSet Research Systems, Inc.* (Capital Markets)	79	35,067
Fair Isaac Corp.* (Software)	59	23,494
Federated Hermes, Inc.* - Class B (Capital Markets)	206	6,862
First American Financial Corp. (Insurance)	232	16,968
First Financial Bankshares, Inc. (Banks)	269	13,644
First Horizon Corp.* (Banks)	1,157	19,634
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	271	15,780
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	208	24,875
FirstCash, Inc. (Consumer Finance)	85	7,520
Five Below, Inc.* (Specialty Retail)	118	23,281
Flowers Foods, Inc.* (Food Products)	420	10,395
Flowserve Corp. (Machinery)	274	9,212
Fluor Corp.* (Construction & Engineering)	298	5,793
Foot Locker, Inc.* (Specialty Retail)	190	9,057
Fox Factory Holding Corp.* (Auto Components)	89	14,325
FTI Consulting, Inc.* (Professional Services)	72	10,362
Fulton Financial Corp.* (Banks)	343	5,522
GameStop Corp.* - Class A (Specialty Retail)	132	24,223
GATX Corp.* (Trading Companies & Distributors)	74	7,019
Genpact, Ltd. (IT Services)	363	17,914
Gentex Corp. (Auto Components)	504	17,837
Glacier Bancorp, Inc. (Banks)	228	12,606
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	164	12,656
Graco, Inc. (Machinery)	356	26,764
Graham Holdings Co. - Class B (Diversified Consumer Services)	8	4,687
Grand Canyon Education, Inc.* (Diversified Consumer Services)	95	7,572
Greif, Inc. - Class A (Containers & Packaging)	55	3,557
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	184	4,083
GXO Logistics, Inc.* (Air Freight & Logistics)	207	18,381
H&R Block, Inc.* (Diversified Consumer Services)	375	8,651
Haemonetics Corp.* (Health Care Equipment & Supplies)	107	7,352
Halozyme Therapeutics, Inc.* (Biotechnology)	300	11,421
Hancock Whitney Corp.* (Banks)	183	9,055
Harley-Davidson, Inc. (Automobiles)	325	11,859
Hawaiian Electric Industries, Inc.* (Electric Utilities)	231	9,369
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	307	10,149
HealthEquity, Inc.* (Health Care Providers & Services)	175	11,582
Helen of Troy, Ltd.* (Household Durables)	51	11,472
Herman Miller, Inc.* (Commercial Services & Supplies)	158	6,149
Hexcel Corp.* (Aerospace & Defense)	176	9,986
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	220	9,865
Hill-Rom Holdings, Inc.* (Health Care Equipment & Supplies)	140	21,686
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	315	10,647
Home BancShares, Inc.* (Banks)	318	7,556
Hubbell, Inc.* (Electrical Equipment)	115	22,928
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	322	8,292
IAA, Inc.* (Commercial Services & Supplies)	284	16,941

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
ICU Medical, Inc.* (Health Care Equipment & Supplies)	42	$9,833
IDACORP, Inc.* (Electric Utilities)	107	11,162
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	222	13,433
Ingevity Corp.* (Chemicals)	83	6,467
Ingredion, Inc. (Food Products)	141	13,427
Insperity, Inc. (Professional Services)	75	9,375
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	152	10,102
Interactive Brokers Group, Inc. (Capital Markets)	184	13,036
International Bancshares Corp. (Banks)	112	4,749
Iridium Communications, Inc.* (Diversified Telecommunication Services)	277	11,232
ITT, Inc. (Machinery)	181	17,027
Jabil, Inc.* (Electronic Equipment, Instruments & Components)	307	18,408
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	46	4,552
Janus Henderson Group PLC (Capital Markets)	362	16,833
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	129	17,162
JBG Smith Properties (Equity Real Estate Investment Trusts)	244	7,042
Jefferies Financial Group, Inc. (Diversified Financial Services)	417	17,931
JetBlue Airways Corp.* (Airlines)	668	9,372
John Wiley & Sons, Inc. - Class A (Media)	91	4,929
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	107	27,631
KAR Auction Services, Inc.* (Commercial Services & Supplies)	251	3,682
KB Home (Household Durables)	190	7,629
KBR, Inc. (Professional Services)	296	12,562
Kemper Corp.* (Insurance)	126	7,998
Kennametal, Inc.* (Machinery)	176	6,996
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	221	14,891
Kinsale Capital Group, Inc. (Insurance)	46	8,609
Kirby Corp.* (Marine)	127	6,656
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	459	9,318
Knight-Swift Transportation Holdings, Inc.* (Road & Rail)	351	19,898
Kohl's Corp.* (Multiline Retail)	329	15,966
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	182	20,602
Lancaster Colony Corp.* (Food Products)	42	7,140
Landstar System, Inc.* (Road & Rail)	80	14,065
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	287	19,929
Lear Corp.* (Auto Components)	126	21,653
Lennox International, Inc. (Building Products)	72	21,548
LHC Group, Inc.* (Health Care Providers & Services)	66	8,883
Life Storage, Inc. (Equity Real Estate Investment Trusts)	164	21,945
Lincoln Electric Holdings, Inc.* (Machinery)	125	17,800
Lithia Motors, Inc.* - Class A (Specialty Retail)	63	20,111
Littelfuse, Inc.* (Electronic Equipment, Instruments & Components)	51	15,022
LivaNova PLC* (Health Care Equipment & Supplies)	112	8,593
LiveRamp Holdings, Inc.* (IT Services)	144	7,705
Louisiana-Pacific Corp.* (Paper & Forest Products)	201	11,845
Lumentum Holdings, Inc.* (Communications Equipment)	159	13,130
Manhattan Associates, Inc.* (Software)	134	24,326
ManpowerGroup, Inc. (Professional Services)	114	11,018
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	90	14,150
Masimo Corp.* (Health Care Equipment & Supplies)	107	30,338
MasTec, Inc.* (Construction & Engineering)	121	10,785
Mattel, Inc.* (Leisure Products)	734	16,009
MAXIMUS, Inc.* (IT Services)	130	10,994
MDU Resources Group, Inc.* (Multi-Utilities)	426	13,091
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,254	26,749
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	59	13,366
Mercury General Corp.* (Insurance)	55	2,997
Mercury Systems, Inc.* (Aerospace & Defense)	119	6,133
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	714	11,538
Mimecast, Ltd.* (Software)	129	9,732
Minerals Technologies, Inc.* (Chemicals)	70	4,966
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	117	17,556
Molina Healthcare, Inc.* (Health Care Providers & Services)	124	36,669
MSA Safety, Inc.* (Commercial Services & Supplies)	76	11,630
MSC Industrial Direct Co., Inc.* (Trading Companies & Distributors)	99	8,323
Murphy Oil Corp.* (Oil, Gas & Consumable Fuels)	306	8,516
Murphy USA, Inc.* (Specialty Retail)	51	8,310
National Fuel Gas Co. (Gas Utilities)	191	10,969
National Instruments Corp.* (Electronic Equipment, Instruments & Components)	280	11,892
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	369	16,738
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	172	10,743
Navient Corp. (Consumer Finance)	353	6,954
NCR Corp.* (Technology Hardware, Storage & Peripherals)	276	10,913
Nektar Therapeutics* (Pharmaceuticals)	387	5,867
Neogen Corp.* (Health Care Equipment & Supplies)	226	9,562

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
NetScout Systems, Inc.* (Communications Equipment)	156	$4,221
Neurocrine Biosciences, Inc.* (Biotechnology)	199	20,977
New Jersey Resources Corp.* (Gas Utilities)	203	7,675
New York Community Bancorp, Inc.* (Thrifts & Mortgage Finance)	979	12,169
NewMarket Corp.* (Chemicals)	15	5,100
Nordson Corp. (Machinery)	114	28,979
Nordstrom, Inc.* (Multiline Retail)	235	6,752
NorthWestern Corp.* (Multi-Utilities)	108	6,141
NOV, Inc.* (Energy Equipment & Services)	822	11,524
Nu Skin Enterprises, Inc. - Class A (Personal Products)	106	4,256
NuVasive, Inc.* (Health Care Equipment & Supplies)	109	5,816
nVent Electric PLC (Electrical Equipment)	353	12,514
OGE Energy Corp. (Electric Utilities)	422	14,379
Old Republic International Corp. (Insurance)	599	15,472
Olin Corp.* (Chemicals)	305	17,379
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	128	8,660
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	503	14,768
ONE Gas, Inc. (Gas Utilities)	113	7,605
Option Care Health, Inc.* (Health Care Providers & Services)	292	7,980
Oshkosh Corp.* (Machinery)	145	15,515
Owens Corning (Building Products)	218	20,363
PacWest Bancorp* (Banks)	248	11,773
Papa John's International, Inc.* (Hotels, Restaurants & Leisure)	68	8,437
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	499	9,246
Patterson Cos., Inc. (Health Care Providers & Services)	181	5,658
Paylocity Holding Corp.* (Software)	82	25,020
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	277	6,221
Penumbra, Inc.* (Health Care Equipment & Supplies)	72	19,912
Performance Food Group Co.* (Food & Staples Retailing)	324	14,655
Perrigo Co. PLC (Pharmaceuticals)	281	12,687
Physicians Realty Trust (Equity Real Estate Investment Trusts)	458	8,707
Pilgrim's Pride Corp.* (Food Products)	103	2,900
Pinnacle Financial Partners, Inc. (Banks)	159	15,355
PNM Resources, Inc. (Electric Utilities)	180	8,955
Polaris, Inc.* (Leisure Products)	121	13,909
Post Holdings, Inc.* (Food Products)	124	12,584
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	142	7,422
Primerica, Inc. (Insurance)	83	13,964
PROG Holdings, Inc.* (Consumer Finance)	141	5,703
Progyny, Inc.* (Health Care Providers & Services)	146	8,969
Prosperity Bancshares, Inc.* (Banks)	195	14,685
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	43	7,641
Qualys, Inc.* (Software)	70	8,714
Quidel Corp.* (Health Care Equipment & Supplies)	79	10,489
R1 RCM, Inc.* (Health Care Providers & Services)	282	6,119
Rayonier, Inc. (Equity Real Estate Investment Trusts)	297	11,087
Regal Rexnord Corp.* (Electrical Equipment)	143	21,783
Reinsurance Group of America, Inc.* (Insurance)	144	17,004
Reliance Steel & Aluminum Co.* (Metals & Mining)	134	19,585
RenaissanceRe Holdings, Ltd. (Insurance)	99	14,038
Repligen Corp.* (Biotechnology)	107	31,084
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	289	19,421
RH* (Specialty Retail)	37	24,406
RLI Corp.* (Insurance)	84	9,098
Royal Gold, Inc.* (Metals & Mining)	139	13,764
RPM International, Inc. (Chemicals)	272	23,718
Ryder System, Inc.* (Road & Rail)	113	9,599
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	465	6,580
Sabre Corp.* (IT Services)	678	7,038
Saia, Inc.* (Road & Rail)	55	17,195
Sailpoint Technologies Holding, Inc.* (Software)	195	9,356
Sanderson Farms, Inc. (Food Products)	45	8,525
Science Applications International Corp. (Professional Services)	123	11,043
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	203	16,250
SEI Investments Co. (Capital Markets)	226	14,247
Selective Insurance Group, Inc.* (Insurance)	127	9,953
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	138	11,734
Sensient Technologies Corp. (Chemicals)	89	8,508
Service Corp. International* (Diversified Consumer Services)	354	24,245
Signature Bank (Banks)	128	38,120
Silgan Holdings, Inc.* (Containers & Packaging)	176	7,075
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	85	16,045
Simpson Manufacturing Co., Inc.* (Building Products)	91	9,654
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	162	6,663
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	284	13,124
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	142	9,950
SLM Corp. (Consumer Finance)	644	11,818
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	110	39,016
Sonoco Products Co.* (Containers & Packaging)	207	11,996

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Southwest Gas Holdings, Inc.* (Gas Utilities)	124	$8,587
Spire, Inc. (Gas Utilities)	109	6,841
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	252	12,330
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	240	5,314
STAAR Surgical Co.* (Health Care Equipment & Supplies)	100	11,846
Steel Dynamics, Inc.* (Metals & Mining)	408	26,960
Stericycle, Inc.* (Commercial Services & Supplies)	193	12,916
Sterling Bancorp (Banks)	406	10,333
Stifel Financial Corp.* (Capital Markets)	221	16,104
STORE Capital Corp. (Equity Real Estate Investment Trusts)	515	17,680
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	174	5,857
Sunrun, Inc.* (Electrical Equipment)	434	25,032
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	74	14,398
Syneos Health, Inc.* (Life Sciences Tools & Services)	218	20,349
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	88	9,240
Synovus Financial Corp. (Banks)	308	14,350
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	133	18,132
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	481	26,297
Taylor Morrison Home Corp.* (Household Durables)	263	8,029
TEGNA, Inc. (Media)	466	9,162
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	207	3,879
Tempur Sealy International, Inc. (Household Durables)	414	18,411
Tenet Healthcare Corp.* (Health Care Providers & Services)	226	16,195
Teradata Corp.* (IT Services)	230	13,009
Terex Corp.* (Machinery)	148	6,630
Tetra Tech, Inc. (Commercial Services & Supplies)	114	20,026
Texas Capital Bancshares, Inc.* (Banks)	107	6,484
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	148	13,144
The Boston Beer Co., Inc.* - Class A (Beverages)	20	9,850
The Brink's Co.* (Commercial Services & Supplies)	105	7,232
The Chemours Co.* (Chemicals)	347	9,723
The Goodyear Tire & Rubber Co.* (Auto Components)	592	11,319
The Hain Celestial Group, Inc.* (Food Products)	176	7,897
The Hanover Insurance Group, Inc. (Insurance)	74	9,324
The Macerich Co. (Equity Real Estate Investment Trusts)	449	8,122
The Middleby Corp.* (Machinery)	118	21,528
The New York Times Co. - Class A (Media)	353	19,270
The Scotts Miracle-Gro Co.* - Class A (Chemicals)	86	12,768
The Timken Co.* (Machinery)	147	10,430
The Toro Co. (Machinery)	226	21,576
The Wendy's Co. (Hotels, Restaurants & Leisure)	375	8,363
Thor Industries, Inc. (Automobiles)	117	11,930
Toll Brothers, Inc. (Household Durables)	245	14,742
Tootsie Roll Industries, Inc. (Food Products)	38	1,203
TopBuild Corp.* (Household Durables)	69	17,731
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	181	9,836
Trex Co., Inc.* (Building Products)	243	25,856
Tri Pointe Homes, Inc.* (Household Durables)	239	5,781
Trinity Industries, Inc. (Machinery)	176	4,937
TripAdvisor, Inc.* (Interactive Media & Services)	208	6,858
UGI Corp.* (Gas Utilities)	441	19,143
UMB Financial Corp.* (Banks)	90	8,894
Umpqua Holdings Corp.* (Banks)	464	9,489
United Bankshares, Inc.* (Banks)	272	10,061
United States Steel Corp.* (Metals & Mining)	569	15,016
United Therapeutics Corp.* (Biotechnology)	94	17,931
Univar Solutions, Inc.* (Trading Companies & Distributors)	360	9,209
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	91	16,671
Unum Group (Insurance)	431	10,978
Urban Edge Properties (Equity Real Estate Investment Trusts)	231	4,049
Urban Outfitters, Inc.* (Specialty Retail)	139	4,438
Valley National Bancorp (Banks)	856	11,351
Valmont Industries, Inc.* (Construction & Engineering)	45	10,753
Valvoline, Inc. (Chemicals)	380	12,905
ViaSat, Inc.* (Communications Equipment)	154	9,192
Victoria's Secret & Co.* (Specialty Retail)	157	7,924
Vishay Intertechnology, Inc.* (Electronic Equipment, Instruments & Components)	280	5,382
Visteon Corp.* (Auto Components)	58	6,564
Vontier Corp.* (Electronic Equipment, Instruments & Components)	355	12,010
Washington Federal, Inc.* (Thrifts & Mortgage Finance)	144	5,092
Watsco, Inc. (Trading Companies & Distributors)	69	19,981
Webster Financial Corp.* (Banks)	190	10,632
Werner Enterprises, Inc.* (Road & Rail)	131	5,937
WEX, Inc.* (IT Services)	94	14,072
Williams-Sonoma, Inc. (Specialty Retail)	157	29,161
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	62	10,693
Wintrust Financial Corp. (Banks)	121	10,709
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	244	29,307
Woodward, Inc.* (Machinery)	135	15,248
World Wrestling Entertainment, Inc. - Class A (Entertainment)	95	5,804

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Worthington Industries, Inc.* (Metals & Mining)	69	$3,748
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	197	16,640
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	290	5,162
XPO Logistics, Inc.* (Air Freight & Logistics)	207	17,761
Yelp, Inc.* (Interactive Media & Services)	146	5,640
YETI Holdings, Inc.* (Leisure Products)	184	18,092
Ziff Davis, Inc.* (Software)	102	13,084
TOTAL COMMON STOCKS (Cost $3,010,209)		5,148,208

Repurchase Agreements(a)(b) (18.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,206,000	$1,206,000	$1,206,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,206,000)		1,206,000

TOTAL INVESTMENT SECURITIES
(Cost $4,216,209) - 99.5%	6,354,208
Net other assets (liabilities) - 0.5%	33,676

NET ASSETS - 100.0%	$6,387,884

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $342,000.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/29/21	0 .52%	$811,242	$13,410
S&P MidCap 400	UBS AG	11/29/21	0 .43%	433,087	6,996
				$1,244,329	$20,406

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Mid-Cap ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$52,114	0.8%
Air Freight & Logistics	36,142	0.6%
Airlines	9,372	0.1%
Auto Components	86,729	1.4%
Automobiles	23,789	0.4%
Banks	362,937	5.6%
Beverages	9,850	0.2%
Biotechnology	114,529	1.8%
Building Products	102,885	1.6%
Capital Markets	129,358	2.0%
Chemicals	129,706	2.0%
Commercial Services & Supplies	90,505	1.4%
Communications Equipment	44,242	0.7%
Construction & Engineering	66,927	1.0%
Construction Materials	13,056	0.2%
Consumer Finance	31,995	0.5%
Containers & Packaging	39,537	0.6%
Diversified Consumer Services	45,155	0.7%
Diversified Financial Services	17,931	0.3%
Diversified Telecommunication Services	11,232	0.2%
Electric Utilities	50,634	0.8%
Electrical Equipment	104,663	1.6%
Electronic Equipment, Instruments & Components	162,075	2.5%
Energy Equipment & Services	22,698	0.4%
Entertainment	5,804	0.1%
Equity Real Estate Investment Trusts	488,122	7.6%
Food & Staples Retailing	55,630	0.9%
Food Products	92,977	1.5%
Gas Utilities	60,821	1.0%
Health Care Equipment & Supplies	189,650	3.0%
Health Care Providers & Services	154,969	2.4%
Hotels, Restaurants & Leisure	152,982	2.4%
Household Durables	83,795	1.3%
Household Products	4,851	0.1%
Industrial Conglomerates	24,521	0.4%
Insurance	190,224	3.0%
Interactive Media & Services	12,498	0.2%
IT Services	95,674	1.5%
Leisure Products	69,718	1.1%
Life Sciences Tools & Services	33,715	0.5%
Machinery	259,380	4.1%
Marine	6,656	0.1%
Media	50,473	0.8%
Metals & Mining	114,970	1.8%
Multiline Retail	31,378	0.5%
Multi-Utilities	28,127	0.4%
Oil, Gas & Consumable Fuels	90,679	1.4%
Paper & Forest Products	11,845	0.2%
Personal Products	10,243	0.2%
Pharmaceuticals	35,716	0.6%
Professional Services	82,312	1.3%
Real Estate Management & Development	27,631	0.4%
Road & Rail	83,852	1.3%
Semiconductors & Semiconductor Equipment	235,761	3.7%
Software	200,788	3.1%
Specialty Retail	186,843	2.9%
Technology Hardware, Storage & Peripherals	16,075	0.3%
Textiles, Apparel & Luxury Goods	90,806	1.4%
Thrifts & Mortgage Finance	40,127	0.6%
Trading Companies & Distributors	44,532	0.7%
Water Utilities	22,123	0.3%
Wireless Telecommunication Services	3,879	0.1%
Other **	1,239,676	19.4%
Total	$6,387,884	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (100.1%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	348	$21,576
ACI Worldwide, Inc.* (Software)	339	10,401
Acuity Brands, Inc. (Electrical Equipment)	222	45,606
Adient PLC* (Auto Components)	589	24,514
AECOM* (Construction & Engineering)	900	61,532
Affiliated Managers Group, Inc.* (Capital Markets)	256	42,977
AGCO Corp.* (Machinery)	224	27,375
Alleghany Corp.* (Insurance)	87	56,670
ALLETE, Inc.* (Electric Utilities)	325	20,001
Alliance Data Systems Corp.* (IT Services)	312	26,598
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	531	28,525
American Eagle Outfitters, Inc. (Specialty Retail)	952	22,600
American Financial Group, Inc.* (Insurance)	413	56,185
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	437	9,579
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	980	52,538
AptarGroup, Inc. (Containers & Packaging)	160	19,325
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	449	51,972
Ashland Global Holdings, Inc.* (Chemicals)	225	21,602
Aspen Technology, Inc.* (Software)	133	20,839
Associated Banc-Corp.* (Banks)	960	21,389
AutoNation, Inc.* (Specialty Retail)	273	33,066
Avient Corp. (Chemicals)	571	30,765
Avis Budget Group, Inc.* (Road & Rail)	295	51,126
Avnet, Inc.* (Electronic Equipment, Instruments & Components)	623	23,743
Bank of Hawaii Corp.* (Banks)	252	21,294
Bank OZK (Banks)	763	34,083
Belden, Inc.* (Electronic Equipment, Instruments & Components)	281	16,919
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	857	50,083
Black Hills Corp.* (Multi-Utilities)	397	26,353
Blackbaud, Inc.* (Software)	147	10,438
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	235	14,988
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,857	43,528
Brunswick Corp.* (Leisure Products)	217	20,201
Builders FirstSource, Inc.* (Building Products)	661	38,516
Cabot Corp.* (Chemicals)	355	18,939
CACI International, Inc.* - Class A (Professional Services)	84	24,162
Cadence Bank* (Banks)	1,222	35,462
Callaway Golf Co.* (Leisure Products)	308	8,331
Camden Property Trust (Equity Real Estate Investment Trusts)	333	54,311
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	952	50,685
Carlisle Cos., Inc.* (Industrial Conglomerates)	138	30,763
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	274	26,994
Casey's General Stores, Inc. (Food & Staples Retailing)	146	27,965
Cathay General Bancorp* (Banks)	489	20,631
CDK Global, Inc. (Software)	381	16,581
ChampionX Corp.* (Energy Equipment & Services)	743	19,489
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	95	13,359
Ciena Corp.* (Communications Equipment)	610	33,117
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	205	16,566
CIT Group, Inc. (Banks)	620	30,709
Clean Harbors, Inc.* (Commercial Services & Supplies)	190	21,383
CNO Financial Group, Inc. (Insurance)	801	19,336
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	100	25,440
Colfax Corp.* (Machinery)	809	41,761
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	126	13,084
Commerce Bancshares, Inc.* (Banks)	346	24,396
Commercial Metals Co. (Metals & Mining)	756	24,328
CommVault Systems, Inc.* (Software)	147	9,041
Compass Minerals International, Inc. (Metals & Mining)	110	7,216
Concentrix Corp. (IT Services)	138	24,520
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	99	14,104
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	702	19,038
Coty, Inc.* - Class A (Personal Products)	2,093	17,749
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	930	36,837
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	149	19,842
Crane Co.* (Machinery)	312	32,223
Cullen/Frost Bankers, Inc.* (Banks)	355	45,973
Curtiss-Wright Corp.* (Aerospace & Defense)	160	20,429
Dana, Inc.* (Auto Components)	909	20,171
Dick's Sporting Goods, Inc. (Specialty Retail)	408	50,677
Donaldson Co., Inc.* (Machinery)	392	23,524
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,096	35,817
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	607	29,112
Dycom Industries, Inc.* (Construction & Engineering)	193	15,328
Eagle Materials, Inc. (Construction Materials)	99	14,688
East West Bancorp, Inc. (Banks)	885	70,340
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	103	20,371
EMCOR Group, Inc. (Construction & Engineering)	336	40,821
Encompass Health Corp. (Health Care Providers & Services)	273	17,352
Energizer Holdings, Inc. (Household Products)	208	7,586

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
EnerSys (Electrical Equipment)	135	$10,805
Envestnet, Inc.* (Software)	130	10,855
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,009	39,452
EPR Properties (Equity Real Estate Investment Trusts)	466	23,398
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,174	23,374
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	1,397	14,403
Essent Group, Ltd. (Thrifts & Mortgage Finance)	349	16,752
Essential Utilities, Inc. (Water Utilities)	700	32,949
Evercore Partners, Inc. - Class A (Capital Markets)	91	13,817
F.N.B. Corp.* (Banks)	1,994	23,230
Federated Hermes, Inc.* - Class B (Capital Markets)	359	11,958
First American Financial Corp. (Insurance)	685	50,101
First Financial Bankshares, Inc. (Banks)	287	14,557
First Horizon Corp.* (Banks)	3,433	58,258
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	396	23,059
FirstCash, Inc. (Consumer Finance)	252	22,294
Flowers Foods, Inc.* (Food Products)	759	18,785
Flowserve Corp. (Machinery)	815	27,400
Fluor Corp.* (Construction & Engineering)	884	17,185
Foot Locker, Inc.* (Specialty Retail)	563	26,838
Fulton Financial Corp.* (Banks)	1,018	16,390
GameStop Corp.* - Class A (Specialty Retail)	205	37,620
GATX Corp.* (Trading Companies & Distributors)	221	20,962
Genpact, Ltd. (IT Services)	420	20,727
Gentex Corp. (Auto Components)	627	22,190
Glacier Bancorp, Inc. (Banks)	339	18,743
Graham Holdings Co. - Class B (Diversified Consumer Services)	24	14,060
Grand Canyon Education, Inc.* (Diversified Consumer Services)	177	14,107
Greif, Inc. - Class A (Containers & Packaging)	165	10,672
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	207	4,593
GXO Logistics, Inc.* (Air Freight & Logistics)	295	26,196
H&R Block, Inc.* (Diversified Consumer Services)	1,113	25,677
Haemonetics Corp.* (Health Care Equipment & Supplies)	146	10,032
Hancock Whitney Corp.* (Banks)	543	26,868
Harley-Davidson, Inc. (Automobiles)	961	35,067
Hawaiian Electric Industries, Inc.* (Electric Utilities)	684	27,743
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	546	18,051
Herman Miller, Inc.* (Commercial Services & Supplies)	469	18,253
Hexcel Corp.* (Aerospace & Defense)	523	29,675
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	653	29,281
Hill-Rom Holdings, Inc.* (Health Care Equipment & Supplies)	239	37,021
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	935	31,603
Home BancShares, Inc.* (Banks)	942	22,382
Hubbell, Inc.* (Electrical Equipment)	138	27,513
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	954	24,566
ICU Medical, Inc.* (Health Care Equipment & Supplies)	62	14,516
IDACORP, Inc.* (Electric Utilities)	316	32,965
Ingevity Corp.* (Chemicals)	126	9,817
Ingredion, Inc. (Food Products)	417	39,711
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	226	15,020
International Bancshares Corp. (Banks)	331	14,034
Iridium Communications, Inc.* (Diversified Telecommunication Services)	322	13,057
ITT, Inc. (Machinery)	295	27,751
Jabil, Inc.* (Electronic Equipment, Instruments & Components)	911	54,623
Janus Henderson Group PLC (Capital Markets)	1,075	49,988
JBG Smith Properties (Equity Real Estate Investment Trusts)	727	20,981
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,234	53,062
JetBlue Airways Corp.* (Airlines)	1,985	27,850
John Wiley & Sons, Inc. - Class A (Media)	272	14,734
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	318	82,117
KAR Auction Services, Inc.* (Commercial Services & Supplies)	742	10,885
KB Home (Household Durables)	562	22,564
KBR, Inc. (Professional Services)	880	37,347
Kemper Corp.* (Insurance)	373	23,678
Kennametal, Inc.* (Machinery)	523	20,789
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	655	44,134
Kirby Corp.* (Marine)	374	19,601
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,359	27,588
Kohl's Corp.* (Multiline Retail)	974	47,268
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	271	30,677
Lancaster Colony Corp.* (Food Products)	52	8,840
Landstar System, Inc.* (Road & Rail)	90	15,823
Lear Corp.* (Auto Components)	371	63,756
Lennox International, Inc. (Building Products)	87	26,037
Life Storage, Inc. (Equity Real Estate Investment Trusts)	235	31,445
LivaNova PLC* (Health Care Equipment & Supplies)	331	25,394
LiveRamp Holdings, Inc.* (IT Services)	200	10,702
Louisiana-Pacific Corp.* (Paper & Forest Products)	267	15,734
ManpowerGroup, Inc. (Professional Services)	339	32,764

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	267	$41,977
MasTec, Inc.* (Construction & Engineering)	358	31,909
MAXIMUS, Inc.* (IT Services)	147	12,432
MDU Resources Group, Inc.* (Multi-Utilities)	1,264	38,843
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,270	48,419
Mercury General Corp.* (Insurance)	165	8,991
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,121	34,275
Minerals Technologies, Inc.* (Chemicals)	209	14,826
Molina Healthcare, Inc.* (Health Care Providers & Services)	168	49,681
MSC Industrial Direct Co., Inc.* (Trading Companies & Distributors)	148	12,442
Murphy Oil Corp.* (Oil, Gas & Consumable Fuels)	908	25,270
Murphy USA, Inc.* (Specialty Retail)	149	24,280
National Fuel Gas Co. (Gas Utilities)	570	32,735
National Instruments Corp.* (Electronic Equipment, Instruments & Components)	458	19,451
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,097	49,760
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	199	12,430
Navient Corp. (Consumer Finance)	1,047	20,626
NCR Corp.* (Technology Hardware, Storage & Peripherals)	822	32,502
Nektar Therapeutics* (Pharmaceuticals)	713	10,809
Neogen Corp.* (Health Care Equipment & Supplies)	268	11,339
NetScout Systems, Inc.* (Communications Equipment)	464	12,556
New Jersey Resources Corp.* (Gas Utilities)	602	22,762
New York Community Bancorp, Inc.* (Thrifts & Mortgage Finance)	2,903	36,085
NewMarket Corp.* (Chemicals)	28	9,520
Nordson Corp. (Machinery)	125	31,776
Nordstrom, Inc.* (Multiline Retail)	697	20,025
NorthWestern Corp.* (Multi-Utilities)	322	18,309
NOV, Inc.* (Energy Equipment & Services)	2,442	34,237
Nu Skin Enterprises, Inc. - Class A (Personal Products)	142	5,701
NuVasive, Inc.* (Health Care Equipment & Supplies)	322	17,182
nVent Electric PLC (Electrical Equipment)	1,053	37,329
OGE Energy Corp. (Electric Utilities)	1,250	42,587
Old Republic International Corp. (Insurance)	1,777	45,900
Olin Corp.* (Chemicals)	904	51,511
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,492	43,805
ONE Gas, Inc. (Gas Utilities)	335	22,546
Option Care Health, Inc.* (Health Care Providers & Services)	397	10,850
Oshkosh Corp.* (Machinery)	428	45,795
Owens Corning (Building Products)	646	60,344
PacWest Bancorp* (Banks)	528	25,064
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,477	27,369
Patterson Cos., Inc. (Health Care Providers & Services)	540	16,880
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	821	18,440
Performance Food Group Co.* (Food & Staples Retailing)	961	43,466
Perrigo Co. PLC (Pharmaceuticals)	836	37,745
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,358	25,816
Pilgrim's Pride Corp.* (Food Products)	304	8,561
Pinnacle Financial Partners, Inc. (Banks)	473	45,678
PNM Resources, Inc. (Electric Utilities)	327	16,268
Polaris, Inc.* (Leisure Products)	187	21,496
Post Holdings, Inc.* (Food Products)	366	37,142
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	260	13,590
PROG Holdings, Inc.* (Consumer Finance)	224	9,061
Progyny, Inc.* (Health Care Providers & Services)	214	13,146
Prosperity Bancshares, Inc.* (Banks)	581	43,755
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	68	12,084
Rayonier, Inc. (Equity Real Estate Investment Trusts)	531	19,822
Regal Rexnord Corp.* (Electrical Equipment)	212	32,294
Reinsurance Group of America, Inc.* (Insurance)	424	50,066
Reliance Steel & Aluminum Co.* (Metals & Mining)	397	58,026
RenaissanceRe Holdings, Ltd. (Insurance)	126	17,867
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	354	23,789
RLI Corp.* (Insurance)	100	10,831
Royal Gold, Inc.* (Metals & Mining)	169	16,734
RPM International, Inc. (Chemicals)	308	26,858
Ryder System, Inc.* (Road & Rail)	336	28,543
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,379	19,513
Sabre Corp.* (IT Services)	1,287	13,359
Sanderson Farms, Inc. (Food Products)	134	25,386
Science Applications International Corp. (Professional Services)	220	19,752
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	252	20,173
SEI Investments Co. (Capital Markets)	328	20,677
Selective Insurance Group, Inc.* (Insurance)	374	29,310
Sensient Technologies Corp. (Chemicals)	138	13,193
Service Corp. International* (Diversified Consumer Services)	418	28,629
Signature Bank (Banks)	247	73,561
Silgan Holdings, Inc.* (Containers & Packaging)	294	11,819
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	103	19,442
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	299	12,298
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	843	38,955

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	418	$29,289
Sonoco Products Co.* (Containers & Packaging)	615	35,639
Southwest Gas Holdings, Inc.* (Gas Utilities)	368	25,484
Spire, Inc. (Gas Utilities)	322	20,209
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	746	36,502
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	715	15,830
Steel Dynamics, Inc.* (Metals & Mining)	1,211	80,023
Stericycle, Inc.* (Commercial Services & Supplies)	350	23,422
Sterling Bancorp (Banks)	1,205	30,667
Stifel Financial Corp.* (Capital Markets)	379	27,618
STORE Capital Corp. (Equity Real Estate Investment Trusts)	962	33,025
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	113	21,987
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	260	27,300
Synovus Financial Corp. (Banks)	915	42,630
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	151	20,586
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,100	60,137
Taylor Morrison Home Corp.* (Household Durables)	783	23,905
TEGNA, Inc. (Media)	828	16,278
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	619	11,600
Tenet Healthcare Corp.* (Health Care Providers & Services)	668	47,869
Teradata Corp.* (IT Services)	431	24,377
Terex Corp.* (Machinery)	271	12,141
Texas Capital Bancshares, Inc.* (Banks)	318	19,271
The Brink's Co.* (Commercial Services & Supplies)	193	13,294
The Chemours Co.* (Chemicals)	567	15,887
The Goodyear Tire & Rubber Co.* (Auto Components)	1,756	33,575
The Hain Celestial Group, Inc.* (Food Products)	199	8,929
The Hanover Insurance Group, Inc. (Insurance)	222	27,972
The Macerich Co. (Equity Real Estate Investment Trusts)	1,333	24,114
The Middleby Corp.* (Machinery)	138	25,177
Thor Industries, Inc. (Automobiles)	346	35,278
Toll Brothers, Inc. (Household Durables)	405	24,369
Tootsie Roll Industries, Inc. (Food Products)	66	2,089
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	328	17,824
Tri Pointe Homes, Inc.* (Household Durables)	711	17,199
Trinity Industries, Inc. (Machinery)	521	14,614
TripAdvisor, Inc.* (Interactive Media & Services)	389	12,825
UGI Corp.* (Gas Utilities)	1,306	56,692
UMB Financial Corp.* (Banks)	268	26,484
Umpqua Holdings Corp.* (Banks)	785	16,053
United Bankshares, Inc.* (Banks)	807	29,851
United States Steel Corp.* (Metals & Mining)	1,687	44,520
United Therapeutics Corp.* (Biotechnology)	163	31,094
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,070	27,371
Unum Group (Insurance)	1,277	32,525
Urban Edge Properties (Equity Real Estate Investment Trusts)	687	12,043
Urban Outfitters, Inc.* (Specialty Retail)	414	13,219
Valley National Bancorp (Banks)	2,539	33,667
Valmont Industries, Inc.* (Construction & Engineering)	80	19,117
Valvoline, Inc. (Chemicals)	453	15,384
ViaSat, Inc.* (Communications Equipment)	458	27,338
Victoria's Secret & Co.* (Specialty Retail)	205	10,346
Vishay Intertechnology, Inc.* (Electronic Equipment, Instruments & Components)	828	15,914
Visteon Corp.* (Auto Components)	90	10,186
Vontier Corp.* (Electronic Equipment, Instruments & Components)	1,057	35,758
Washington Federal, Inc.* (Thrifts & Mortgage Finance)	425	15,028
Watsco, Inc. (Trading Companies & Distributors)	80	23,166
Webster Financial Corp.* (Banks)	566	31,673
Werner Enterprises, Inc.* (Road & Rail)	208	9,427
WEX, Inc.* (IT Services)	117	17,515
Wintrust Financial Corp. (Banks)	357	31,595
Woodward, Inc.* (Machinery)	190	21,461
World Wrestling Entertainment, Inc. - Class A (Entertainment)	118	7,209
Worthington Industries, Inc.* (Metals & Mining)	87	4,726
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	268	22,638
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	860	15,308
XPO Logistics, Inc.* (Air Freight & Logistics)	295	25,311
Yelp, Inc.* (Interactive Media & Services)	212	8,190
Ziff Davis, Inc.* (Software)	113	14,495
TOTAL COMMON STOCKS
(Cost $6,002,358)		8,094,686

TOTAL INVESTMENT SECURITIES
(Cost $6,002,358) - 100.1%		8,094,686
Net other assets (liabilities) - (0.1)%		(10,029)

NET ASSETS - 100.0%		$8,084,657

*	Non-income producing security.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$50,104	0.6%
Air Freight & Logistics	51,507	0.6%
Airlines	27,849	0.3%
Auto Components	174,392	2.2%
Automobiles	70,345	0.9%
Banks	948,688	11.7%
Biotechnology	31,094	0.4%
Building Products	124,897	1.5%
Capital Markets	167,035	2.1%
Chemicals	228,302	2.8%
Commercial Services & Supplies	87,237	1.1%
Communications Equipment	73,011	0.9%
Construction & Engineering	185,892	2.3%
Construction Materials	14,688	0.2%
Consumer Finance	51,981	0.6%
Containers & Packaging	77,455	1.0%
Diversified Consumer Services	82,473	1.0%
Diversified Financial Services	53,062	0.7%
Diversified Telecommunication Services	13,057	0.2%
Electric Utilities	139,564	1.7%
Electrical Equipment	153,547	1.9%
Electronic Equipment, Instruments & Components	271,120	3.4%
Energy Equipment & Services	53,726	0.7%
Entertainment	7,209	0.1%
Equity Real Estate Investment Trusts	1,028,059	12.7%
Food & Staples Retailing	141,937	1.8%
Food Products	149,443	1.8%
Gas Utilities	180,428	2.2%
Health Care Equipment & Supplies	190,542	2.4%
Health Care Providers & Services	177,354	2.2%
Hotels, Restaurants & Leisure	163,099	2.0%
Household Durables	88,037	1.1%
Household Products	7,586	0.1%
Industrial Conglomerates	30,763	0.4%
Insurance	429,432	5.3%
Interactive Media & Services	21,015	0.3%
IT Services	150,230	1.9%
Leisure Products	50,028	0.6%
Machinery	351,787	4.4%
Marine	19,601	0.2%
Media	31,013	0.4%
Metals & Mining	235,573	2.9%
Multiline Retail	67,293	0.8%
Multi-Utilities	83,504	1.0%
Oil, Gas & Consumable Fuels	183,899	2.3%
Paper & Forest Products	15,734	0.2%
Personal Products	23,450	0.3%
Pharmaceuticals	48,554	0.6%
Professional Services	114,025	1.4%
Real Estate Management & Development	82,117	1.0%
Road & Rail	104,919	1.3%
Semiconductors & Semiconductor Equipment	67,574	0.8%
Software	92,650	1.1%
Specialty Retail	218,647	2.7%
Technology Hardware, Storage & Peripherals	47,810	0.6%
Textiles, Apparel & Luxury Goods	129,718	1.6%
Thrifts & Mortgage Finance	102,140	1.3%
Trading Companies & Distributors	83,941	1.0%
Water Utilities	32,949	0.4%
Wireless Telecommunication Services	11,600	0.1%
Other **	(10,029)	(0.1)%
Total	$8,084,657	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (65.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,672	$443,494
Adobe, Inc.* (Software)	3,473	2,258,701
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,842	1,063,074
Align Technology, Inc.* (Health Care Equipment & Supplies)	571	356,515
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,441	4,266,686
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,533	4,545,973
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,424	8,174,771
American Electric Power Co., Inc.* (Electric Utilities)	3,647	308,937
Amgen, Inc.* (Biotechnology)	4,140	856,856
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,917	679,560
ANSYS, Inc.* (Software)	637	241,792
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	79,163	11,858,617
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	6,582	899,430
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	592	481,225
Atlassian Corp. PLC* - Class A (Software)	1,000	458,130
Autodesk, Inc.* (Software)	1,604	509,446
Automatic Data Processing, Inc.* (IT Services)	3,083	692,103
Baidu, Inc.*ADR (Interactive Media & Services)	1,844	299,171
Biogen, Inc.* (Biotechnology)	1,087	289,881
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	298	721,392
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,989	1,589,162
Cadence Design Systems, Inc.* (Software)	2,019	349,509
CDW Corp. (Electronic Equipment, Instruments & Components)	1,002	187,023
Cerner Corp. (Health Care Technology)	2,158	160,318
Charter Communications, Inc.* - Class A (Media)	1,340	904,353
Check Point Software Technologies, Ltd.* (Software)	966	115,534
Cintas Corp.* (Commercial Services & Supplies)	751	325,258
Cisco Systems, Inc. (Communications Equipment)	30,716	1,719,175
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,833	299,319
Comcast Corp. - Class A (Media)	33,391	1,717,299
Copart, Inc.* (Commercial Services & Supplies)	1,724	267,720
Costco Wholesale Corp. (Food & Staples Retailing)	3,223	1,584,234
Crowdstrike Holdings, Inc.* - Class A (Software)	1,450	408,610
CSX Corp.* (Road & Rail)	16,433	594,382
DexCom, Inc.* (Health Care Equipment & Supplies)	706	439,986
DocuSign, Inc.* (Software)	1,420	395,172
Dollar Tree, Inc.* (Multiline Retail)	1,642	176,942
eBay, Inc. (Internet & Direct Marketing Retail)	4,739	363,576
Electronic Arts, Inc. (Entertainment)	2,074	290,879
Exelon Corp. (Electric Utilities)	7,131	379,298
Facebook, Inc.* - Class A (Interactive Media & Services)	11,418	3,694,522
Fastenal Co. (Trading Companies & Distributors)	4,193	239,336
Fiserv, Inc.* (IT Services)	4,828	475,510
Fox Corp. - Class A (Media)	2,362	93,866
Fox Corp. - Class B (Media)	1,838	67,932
Gilead Sciences, Inc. (Biotechnology)	9,140	593,003
Honeywell International, Inc. (Industrial Conglomerates)	5,029	1,099,440
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	620	413,007
Illumina, Inc.* (Life Sciences Tools & Services)	1,141	473,583
Incyte Corp.* (Biotechnology)	1,611	107,905
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,571	1,448,979
Intuit, Inc. (Software)	1,991	1,246,346
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,601	939,299
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,755	450,501
Keurig Dr Pepper, Inc. (Beverages)	10,331	372,846
KLA Corp.* (Semiconductors & Semiconductor Equipment)	1,113	414,882
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	1,034	582,731
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	911	424,535
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,372	379,567
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,007	411,480
Match Group, Inc.* (Interactive Media & Services)	2,019	304,425
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	362	536,130
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,996	296,064
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,207	567,104
Microsoft Corp. (Software)	35,989	11,934,673
Moderna, Inc.* (Biotechnology)	2,944	1,016,298
Mondelez International, Inc. - Class A (Food Products)	10,188	618,819
Monster Beverage Corp.* (Beverages)	3,857	327,845
NetEase, Inc.ADR (Entertainment)	2,192	213,917
Netflix, Inc.* (Entertainment)	3,225	2,226,249
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	18,218	4,657,795
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,934	388,463
Okta, Inc.* (IT Services)	1,045	258,303

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	503	$313,027
PACCAR, Inc.* (Machinery)	2,532	226,918
Paychex, Inc. (IT Services)	2,624	323,487
PayPal Holdings, Inc.* (IT Services)	8,563	1,991,667
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,980	181,051
PepsiCo, Inc. (Beverages)	10,072	1,627,634
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,786	247,731
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	8,222	1,093,855
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	767	490,834
Ross Stores, Inc.* (Specialty Retail)	2,602	294,546
Seagen, Inc.* (Biotechnology)	1,326	233,814
Sirius XM Holdings, Inc.(a) (Media)	29,518	179,765
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,205	201,392
Splunk, Inc.* (Software)	1,194	196,795
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,593	911,460
Synopsys, Inc.* (Software)	1,111	370,163
Tesla, Inc.* (Automobiles)	5,939	6,616,046
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,730	1,261,740
The Kraft Heinz Co.* (Food Products)	8,921	320,175
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,094	1,046,083
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,852	110,013
VeriSign, Inc.* (IT Services)	815	181,476
Verisk Analytics, Inc. - Class A (Professional Services)	1,177	247,488
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,892	349,888
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	6,308	296,602
Workday, Inc.* - Class A (Software)	1,394	404,232
Xcel Energy, Inc. (Electric Utilities)	3,928	253,710
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	1,801	324,180
Zoom Video Communications, Inc.* - Class A (Software)	1,754	481,736

TOTAL COMMON STOCKS
(Cost $58,841,911)		109,726,366

Repurchase Agreements(b)(c) (34.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $56,899,000	$56,899,000	$56,899,000
TOTAL REPURCHASE AGREEMENTS
(Cost $56,899,000)		56,899,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	166,006	$166,006
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $166,006)		166,006
TOTAL INVESTMENT SECURITIES
(Cost $115,906,917) - 100.2%		166,791,372
Net other assets (liabilities) - (0.2)%		(411,864)

NET ASSETS - 100.0%		$166,379,508

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $161,756.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $7,340,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	2	12/20/21	$633,540	$9,097

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/29/21	0 .62%	$37,312,006	$583,148
Nasdaq-100 Index	UBS AG	11/29/21	0 .88%	18,687,704	298,350
				$55,999,710	$881,498

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Automobiles	$6,616,046	3.9%
Beverages	2,328,326	1.4%
Biotechnology	3,938,478	2.4%
Commercial Services & Supplies	592,978	0.4%
Communications Equipment	1,719,175	1.0%
Electric Utilities	941,945	0.6%
Electronic Equipment, Instruments & Components	187,023	0.1%
Entertainment	3,174,539	1.9%
Food & Staples Retailing	1,880,836	1.1%
Food Products	938,994	0.6%
Health Care Equipment & Supplies	2,148,808	1.3%
Health Care Technology	160,318	0.1%
Hotels, Restaurants & Leisure	2,012,419	1.2%
Industrial Conglomerates	1,099,440	0.7%
Interactive Media & Services	13,110,777	7.8%
Internet & Direct Marketing Retail	9,882,721	5.9%
IT Services	4,221,865	2.5%
Leisure Products	181,051	0.1%
Life Sciences Tools & Services	473,584	0.3%
Machinery	226,918	0.1%
Media	2,963,215	1.8%
Multiline Retail	176,942	0.1%
Professional Services	247,488	0.2%
Road & Rail	594,382	0.4%
Semiconductors & Semiconductor Equipment	16,361,116	9.8%
Software	19,370,838	11.6%
Specialty Retail	607,573	0.4%
Technology Hardware, Storage & Peripherals	11,858,617	7.1%
Textiles, Apparel & Luxury Goods	424,535	0.3%
Trading Companies & Distributors	239,336	0.2%
Wireless Telecommunication Services	1,046,083	0.6%
Other **	56,653,142	34.1%
Total	$166,379,508	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (71.2%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	6,986	$183,103
Baker Hughes Co. - Class A (Energy Equipment & Services)	15,311	384,000
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,359	450,721
Chevron Corp.* (Oil, Gas & Consumable Fuels)	35,747	4,092,675
ConocoPhillips (Oil, Gas & Consumable Fuels)	24,749	1,843,553
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,086	53,008
Coterra Energy, Inc.* (Oil, Gas & Consumable Fuels)	15,016	320,141
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	11,637	466,411
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,146	337,220
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,790	85,848
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	10,795	998,106
EQT Corp.* (Oil, Gas & Consumable Fuels)	5,589	111,277
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	7,514	77,469
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	78,252	5,044,907
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,830	218,850
Halliburton Co.* (Energy Equipment & Services)	16,458	411,285
Hess Corp. (Oil, Gas & Consumable Fuels)	5,095	420,694
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,763	93,389
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	36,027	603,452
Marathon Oil Corp.* (Oil, Gas & Consumable Fuels)	14,572	237,815
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,794	777,578
New Fortress Energy, Inc.* (Oil, Gas & Consumable Fuels)	763	22,890
NOV, Inc.* (Energy Equipment & Services)	7,221	101,238
Occidental Petroleum Corp.* (Oil, Gas & Consumable Fuels)	16,396	549,758
OGE Energy Corp. (Electric Utilities)	3,700	126,059
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,238	524,102
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	4,824	180,996
Phillips 66* (Oil, Gas & Consumable Fuels)	8,095	605,344
Pioneer Natural Resources Co.* (Oil, Gas & Consumable Fuels)	4,194	784,194
Plug Power, Inc.* (Electrical Equipment)	9,554	365,632
Schlumberger, Ltd.* (Energy Equipment & Services)	25,856	834,116
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,226	231,035
TechnipFMC PLC (Energy Equipment & Services)	7,825	57,670
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	115	146,472
The Williams Cos., Inc.* (Oil, Gas & Consumable Fuels)	22,461	630,929
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,556	584,305

TOTAL COMMON STOCKS (Cost $13,646,701)		22,956,242

Repurchase Agreements(a)(b) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $9,179,000	$9,179,000	$9,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,179,000)		9,179,000
TOTAL INVESTMENT SECURITIES (Cost $22,825,701) - 99.7%		32,135,242
Net other assets (liabilities) - 0.3%		83,588

NET ASSETS - 100.0%		$32,218,830

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $5,188,000.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/21	0 .57%	$16,679,116	$(321,040)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/21	0 .08%	8,730,202	(201,794)
				$25,409,318	$(522,834)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Electric Utilities	$126,059	0.4%
Electrical Equipment	365,632	1.1%
Energy Equipment & Services	1,788,308	5.5%
Oil, Gas & Consumable Fuels	20,457,393	63.5%
Semiconductors & Semiconductor Equipment	218,850	0.7%
Other **	9,262,588	28.8%
Total	$32,218,830	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (77.6%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	54,228	$444,127
Baker Hughes Co. - Class A (Energy Equipment & Services)	194,325	4,873,671
Bristow Group, Inc.* (Energy Equipment & Services)	9,375	324,375
Cactus, Inc. - Class A (Energy Equipment & Services)	23,486	1,021,641
ChampionX Corp.* (Energy Equipment & Services)	42,190	1,106,644
Core Laboratories N.V. (Energy Equipment & Services)	18,748	487,635
DMC Global, Inc.* (Energy Equipment & Services)	7,577	316,567
Dril-Quip, Inc.* (Energy Equipment & Services)	14,337	337,780
Expro Group Holdings NV* (Energy Equipment & Services)	11,825	202,799
Halliburton Co. (Energy Equipment & Services)	47,922	1,197,571
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	57,363	216,832
Helmerich & Payne, Inc. (Energy Equipment & Services)	34,698	1,077,026
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	42,570	550,004
Nabors Industries, Ltd.* (Energy Equipment & Services)	3,135	321,338
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	64,606	288,143
NOV, Inc.* (Energy Equipment & Services)	73,191	1,026,138
Oceaneering International, Inc.* (Energy Equipment & Services)	40,378	549,141
Oil States International, Inc.* (Energy Equipment & Services)	24,879	150,767
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	76,489	654,746
ProPetro Holding Corp.* (Energy Equipment & Services)	34,263	328,582
Schlumberger, Ltd. (Energy Equipment & Services)	173,977	5,612,497
Select Energy Services, Inc.* (Energy Equipment & Services)	25,622	153,988
TechnipFMC PLC (Energy Equipment & Services)	147,426	1,086,530
Tidewater, Inc.* (Energy Equipment & Services)	16,645	201,904
Transocean, Ltd.* (Energy Equipment & Services)	242,410	855,707
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	30,250	292,820

TOTAL COMMON STOCKS (Cost $19,671,510)		23,678,973

Repurchase Agreements(a)(b) (26.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $8,162,000	$8,162,000	$8,162,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,162,000)		8,162,000
TOTAL INVESTMENT SECURITIES (Cost $27,833,510) - 104.3%		31,840,973
Net other assets (liabilities) - (4.3)%		(1,306,418)

NET ASSETS - 100.0%		$30,534,555

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $5,260,000.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	11/23/21	0 .57%	$9,960,881	$(562,647)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	11/23/21	0 .43%	12,125,822	(836,209)
				$22,086,703	$(1,398,856)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Energy Equipment & Services	$23,678,973	77.6%
Other **	6,855,582	22.4%
Total	$30,534,555	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (74.2%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	838	$8,908
Amicus Therapeutics, Inc.* (Biotechnology)	4,267	44,803
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,750	9,608
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	658	12,291
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,021	11,299
Arvinas, Inc.* (Pharmaceuticals)	770	66,667
Atea Pharmaceuticals, Inc.* (Biotechnology)	942	10,965
Axsome Therapeutics, Inc.* (Pharmaceuticals)	528	20,328
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,595	209,948
Cara Therapeutics, Inc.* (Biotechnology)	749	12,606
Catalent, Inc.* (Pharmaceuticals)	1,639	225,953
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,702	10,042
ChemoCentryx, Inc.* (Biotechnology)	868	30,215
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	632	12,406
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,856	33,408
Elanco Animal Health, Inc.* (Pharmaceuticals)	6,886	226,412
Eli Lilly & Co. (Pharmaceuticals)	915	233,105
Endo International PLC* (Pharmaceuticals)	4,152	17,646
Innoviva, Inc.* (Pharmaceuticals)	1,112	19,404
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,316	56,680
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,896	36,981
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,088	144,748
Johnson & Johnson (Pharmaceuticals)	6,789	1,105,792
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	214	16,639
Merck & Co., Inc. (Pharmaceuticals)	3,097	272,691
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	659	12,172
Nuvation Bio, Inc.* (Pharmaceuticals)	2,051	18,808
Omeros Corp.* (Pharmaceuticals)	1,108	6,947
Organon & Co. (Pharmaceuticals)	4,510	165,743
Pacira BioSciences, Inc.* (Pharmaceuticals)	792	41,406
Perrigo Co. PLC (Pharmaceuticals)	2,379	107,412
Pfizer, Inc. (Pharmaceuticals)	21,815	954,188
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	278	6,541
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	362	7,942
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	892	53,511
Provention Bio, Inc.* (Pharmaceuticals)	901	5,640
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	486	46,661
Relmada Therapeutics, Inc.* (Pharmaceuticals)	288	6,759
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,175	16,156
Royalty Pharma PLC - Class A (Pharmaceuticals)	6,028	238,287
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,916	5,336
TherapeuticsMD, Inc.* (Pharmaceuticals)	7,084	5,157
Theravance Biopharma, Inc.* (Pharmaceuticals)	927	7,203
Vanda Pharmaceuticals, Inc.* (Biotechnology)	989	16,932
Viatris, Inc. (Pharmaceuticals)	16,041	214,147
Zoetis, Inc. (Pharmaceuticals)	1,115	241,063
Zogenix, Inc.* (Pharmaceuticals)	894	13,705
TOTAL COMMON STOCKS (Cost $4,442,767)		5,041,261

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,607,000	$1,607,000	$1,607,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,607,000)		1,607,000
TOTAL INVESTMENT SECURITIES (Cost $6,049,767) - 97.9%		6,648,261
Net other assets (liabilities) - 2.1%		141,660

NET ASSETS - 100.0%		$6,789,921

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $695,000.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	11/23/21	0 .57%	$2,505,946	$14,999
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	11/23/21	0 .43%	2,650,918	13,331
				$5,156,864	$28,330

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Biotechnology	$184,519	2.7%
Health Care Equipment & Supplies	11,299	0.2%
Pharmaceuticals	4,845,443	71.3%
Other **	1,748,660	25.8%
Total	$6,789,921	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (70.6%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	17,962	$952,884
Alamos Gold, Inc. (Metals & Mining)	28,897	214,994
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	30,693	567,207
B2Gold Corp. (Metals & Mining)	77,343	320,200
Barrick Gold Corp. (Metals & Mining)	130,821	2,403,181
Coeur Mining, Inc.* (Metals & Mining)	18,902	119,650
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	17,588	138,593
DRDGOLD, Ltd.ADR (Metals & Mining)	3,179	28,675
Eldorado Gold Corp.* (Metals & Mining)	13,428	120,315
Endeavour Silver Corp.*(a) (Metals & Mining)	12,524	63,246
Equinox Gold Corp.* (Metals & Mining)	20,128	149,551
First Majestic Silver Corp. (Metals & Mining)	16,074	203,658
Fortuna Silver Mines, Inc.* (Metals & Mining)	21,418	104,091
Franco-Nevada Corp. (Metals & Mining)	14,054	2,007,332
Gold Fields, Ltd.ADR (Metals & Mining)	65,284	605,836
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	39,869	144,326
Hecla Mining Co. (Metals & Mining)	39,489	228,246
IAMGOLD Corp.* (Metals & Mining)	35,056	97,105
Kinross Gold Corp. (Metals & Mining)	92,804	557,752
Kirkland Lake Gold, Ltd. (Metals & Mining)	19,543	824,128
MAG Silver Corp.* (Metals & Mining)	6,216	124,196
New Gold, Inc.* (Metals & Mining)	50,070	69,597
Newmont Corp. (Metals & Mining)	58,768	3,173,471
Novagold Resources, Inc. (Metals & Mining)	17,805	130,155
Osisko Gold Royalties, Ltd. (Metals & Mining)	11,619	146,748
Pan American Silver Corp. (Metals & Mining)	15,465	396,059
Pretium Resources, Inc.* (Metals & Mining)	13,814	166,873
Royal Gold, Inc. (Metals & Mining)	4,825	477,772
Sandstorm Gold, Ltd.* (Metals & Mining)	14,308	90,570
Seabridge Gold, Inc.* (Metals & Mining)	4,545	83,810
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	50,860	722,212
SilverCrest Metals, Inc.* (Metals & Mining)	10,655	95,895
SSR Mining, Inc. (Metals & Mining)	15,760	248,693
Wheaton Precious Metals Corp. (Metals & Mining)	33,114	1,338,137
Yamana Gold, Inc. (Metals & Mining)	70,985	280,391
TOTAL COMMON STOCKS (Cost $6,495,640)		17,395,549

Repurchase Agreements(b)(c) (29.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $7,213,000	$7,213,000	$7,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,213,000)		7,213,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	11,000	$11,000
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,000)		11,000
TOTAL INVESTMENT SECURITIES (Cost $13,719,640) - 99.9%		24,619,549
Net other assets (liabilities) - 0.1%		29,430

NET ASSETS - 100.0%		$24,648,979

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $10,100.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $2,858,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/21	0 .57%	$9,396,011	$(499,443)
Dow Jones Precious Metals Index	UBS AG	11/23/21	0 .83%	10,191,842	(482,520)
				$19,587,853	$(981,963)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Metals & Mining	$17,395,549	70.6%
Other **	7,253,430	29.4%
Total	$24,648,979	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (72.2%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	36,098	$574,680
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	9,534	1,946,271
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	9,566	513,886
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	18,837	764,782
American Tower Corp. (Equity Real Estate Investment Trusts)	31,299	8,825,378
Americold Realty Trust (Equity Real Estate Investment Trusts)	17,954	529,104
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	99,321	840,256
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	10,794	578,666
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	9,601	2,272,365
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	10,779	354,629
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	9,773	1,110,604
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	20,423	478,715
Camden Property Trust (Equity Real Estate Investment Trusts)	6,916	1,128,000
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	23,088	2,402,999
Compass, Inc.* - Class A (Real Estate Management & Development)	1,899	24,877
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	3,040	433,078
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	7,726	209,529
CoStar Group, Inc.* (Professional Services)	27,160	2,337,118
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	10,225	405,012
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	29,722	5,358,876
CubeSmart (Equity Real Estate Investment Trusts)	13,876	763,319
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	8,528	699,467
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	19,434	3,066,880
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	12,067	394,350
Duke Realty Corp. (Equity Real Estate Investment Trusts)	26,018	1,463,252
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,778	549,433
Equinix, Inc. (Equity Real Estate Investment Trusts)	6,172	5,166,395
Equity Commonwealth* (Equity Real Estate Investment Trusts)	8,387	217,462
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	11,753	993,246
Equity Residential (Equity Real Estate Investment Trusts)	23,433	2,024,611
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,472	1,520,167
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	9,198	1,815,409
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	4,813	579,245
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	8,881	517,141
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	15,308	742,285
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	10,009	330,898
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	15,050	502,520
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	37,064	1,316,143
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	7,167	321,368
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	49,100	826,353
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	10,486	270,015
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	39,654	1,635,728
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	19,906	908,510
JBG Smith Properties (Equity Real Estate Investment Trusts)	7,985	230,447
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	3,487	900,448
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	7,208	485,675
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	42,191	953,517
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	5,967	675,464
Lexington Realty Trust (Equity Real Estate Investment Trusts)	19,096	278,229
Life Storage, Inc. (Equity Real Estate Investment Trusts)	5,386	720,701
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	40,966	873,805
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	7,978	1,629,187
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	3,153	169,568
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	12,076	547,767
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	5,609	350,338
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	32,087	364,508
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	16,427	482,297
Opendoor Technologies, Inc.* (Real Estate Management & Development)	26,196	621,107
Physicians Realty Trust (Equity Real Estate Investment Trusts)	14,951	284,219

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	4,610	$240,965
Prologis, Inc. (Equity Real Estate Investment Trusts)	50,853	7,371,650
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	1,383	245,759
Public Storage (Equity Real Estate Investment Trusts)	10,484	3,482,574
Rayonier, Inc. (Equity Real Estate Investment Trusts)	9,719	362,810
Realty Income Corp. (Equity Real Estate Investment Trusts)	37,593	2,685,268
Redfin Corp.* (Real Estate Management & Development)	7,215	370,418
Regency Centers Corp. (Equity Real Estate Investment Trusts)	10,514	740,291
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	9,472	636,518
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	15,187	214,896
SBA Communications Corp. (Equity Real Estate Investment Trusts)	7,533	2,601,371
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	22,598	3,312,414
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	4,618	323,583
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	8,191	400,786
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	11,143	485,055
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	19,825	504,943
STORE Capital Corp. (Equity Real Estate Investment Trusts)	16,815	577,259
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	7,970	1,561,961
The Howard Hughes Corp.* (Real Estate Management & Development)	2,843	247,711
UDR, Inc. (Equity Real Estate Investment Trusts)	19,200	1,066,176
Ventas, Inc. (Equity Real Estate Investment Trusts)	27,069	1,444,673
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	42,146	1,236,985
Vornado Realty Trust (Equity Real Estate Investment Trusts)	10,934	466,116
Welltower, Inc. (Equity Real Estate Investment Trusts)	29,059	2,336,344
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	51,562	1,841,795
WP Carey, Inc. (Equity Real Estate Investment Trusts)	12,672	977,138
Zillow Group, Inc.* - Class A (Interactive Media & Services)	2,516	265,992
Zillow Group, Inc.* - Class C (Interactive Media & Services)	11,568	1,198,791
TOTAL COMMON STOCKS (Cost $97,910,641)		104,480,541

Repurchase Agreements(a)(b) (29.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $42,006,000	$42,006,000	$42,006,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,006,000)		42,006,000
TOTAL INVESTMENT SECURITIES (Cost $139,916,641) - 101.3%		146,486,541
Net other assets (liabilities) - (1.3)%		(1,909,512)

NET ASSETS - 100.0%		$144,577,029

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $21,207,000.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/21	0 .57%	$60,175,443	$(365,861)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/21	0 .43%	52,346,425	(318,569)
				$112,521,868	$(684,430)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$93,472,064	64.6%
Interactive Media & Services	1,464,783	1.0%
Mortgage Real Estate Investment Trusts	2,639,016	1.8%
Professional Services	2,337,118	1.6%
Real Estate Management & Development	4,567,560	3.2%
Other **	40,096,488	27.8%
Total	$144,577,029	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $13,937,000	$13,937,000	$13,937,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,937,000)		13,937,000
TOTAL INVESTMENT SECURITIES (Cost $13,937,000) - 101.3%		13,937,000
Net other assets (liabilities) - (1.3)%		(173,188)

NET ASSETS - 100.0%		$13,763,812

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $500,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00%, due 8/15/51	Citibank North America	11/15/21	0 .15%	$(14,293,645)	$(360,401)
30-Year U.S. Treasury Bond, 2.00%, due 8/15/51	Societe' Generale	11/15/21	0 .20%	(2,840,469)	(70,836)
				$(17,134,114)	$(431,237)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (93.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,161,000	$2,161,000	$2,161,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,161,000)		2,161,000
TOTAL INVESTMENT SECURITIES (Cost $2,161,000) - 93.5%		2,161,000
Net other assets (liabilities) - 6.5%		150,712

NET ASSETS - 100.0%		$2,311,712

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.25%, due 8/15/31	Citibank North America	11/15/21	0 .20%	$(563,597)	$(1,118)
10-Year U.S. Treasury Note, 1.25%, due 8/15/31	Societe' Generale	11/15/21	0 .29%	(1,739,377)	(2,299)
				$(2,302,974)	$(3,417)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (95.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $6,301,000	$6,301,000	$6,301,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,301,000)		6,301,000
TOTAL INVESTMENT SECURITIES (Cost $6,301,000) - 95.5%		6,301,000
Net other assets (liabilities) - 4.5%		298,898

NET ASSETS - 100.0%		$6,599,898

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $725,000.

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

As of October 31, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$402,958	British pound	296,808	11/19/21	$406,125	$(3,167)
U.S. dollar	120,240	Canadian dollar	151,768	11/19/21	122,650	(2,410)
U.S. dollar	1,757,907	Euro	1,521,440	11/19/21	1,759,270	(1,363)
U.S. dollar	48,927	Japanese yen	5,442,373	11/19/21	47,763	1,164
U.S. dollar	61,326	Swedish krona	540,187	11/19/21	62,927	(1,601)
U.S. dollar	196,463	Swiss franc	182,094	11/19/21	199,025	(2,562)
Total Short Contracts	$2,587,821				$2,597,760	$(9,939)

As of October 31, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$487,253	British pound	358,800	11/19/21	$490,949	$(3,696)
U.S. dollar	552,762	Canadian dollar	697,136	11/19/21	563,386	(10,624)
U.S. dollar	2,565,682	Euro	2,220,545	11/19/21	2,567,658	(1,976)
U.S. dollar	995,821	Japanese yen	110,999,967	11/19/21	974,160	21,661
U.S. dollar	249,163	Swedish krona	2,192,739	11/19/21	255,435	(6,272)
U.S. dollar	73,545	Swiss franc	68,178	11/19/21	74,517	(972)
Total Short Contracts	$4,924,226				$4,926,105	$(1,879)

Long:
British pound	79,587	U.S. dollar	$109,252	11/19/21	$108,899	$(353)
Canadian dollar	103,040	U.S. dollar	83,281	11/19/21	83,271	(10)
Euro	441,443	U.S. dollar	511,989	11/19/21	510,449	(1,540)
Japanese yen	13,847,162	U.S. dollar	121,423	11/19/21	121,526	103
Swedish krona	344,226	U.S. dollar	40,049	11/19/21	40,099	50
Swiss franc	32,025	U.S. dollar	34,859	11/19/21	35,003	144
Total Long Contracts			$900,853		$899,247	$(1,606)

			Total unrealized appreciation			$23,122
			Total unrealized (depreciation)			(36,546)
			Total net unrealized appreciation/(depreciation)			$(13,424)

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (74.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	33,017	$3,969,634
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,497	49,940
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,726	59,754
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,641	2,540,067
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	24,879	3,399,715
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,167	5,937,159
Brooks Automation, Inc.* (Semiconductors & Semiconductor Equipment)	2,022	235,462
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,568	126,710
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,668	849,619
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,691	519,619
Intel Corp. (Semiconductors & Semiconductor Equipment)	110,442	5,411,658
KLA Corp.* (Semiconductors & Semiconductor Equipment)	4,157	1,549,563
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	3,878	2,185,524
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,713	257,831
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,307	1,528,030
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14,918	1,105,275
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,639	2,117,155
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,510	226,576
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,176	617,941
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	67,832	17,342,607
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,216	1,449,406
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	11,719	563,332
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	1,640	169,264
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,025	508,896
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	30,711	4,085,791
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,767	150,248
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,106	208,769
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,496	751,416
Common Stocks, continued Shares Value
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,422	504,355
Teradyne, Inc.* (Semiconductors & Semiconductor Equipment)	4,489	620,559
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	25,126	4,710,622
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,180	216,176
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,142	377,386
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	6,736	1,212,480

TOTAL COMMON STOCKS
(Cost $16,466,640)		65,558,539

Repurchase Agreements(a)(b) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $21,062,000	$21,062,000	$21,062,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,062,000)		21,062,000
TOTAL INVESTMENT SECURITIES
(Cost $37,528,640) - 98.5%		86,620,539
Net other assets (liabilities) - 1.5%		1,278,357

NET ASSETS - 100.0%		$87,898,896

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $11,822,000.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/23/21	0 .57%	$30,657,066	$923,657
Dow Jones U.S. Semiconductors Index	UBS AG	11/23/21	0 .43%	35,959,823	1,131,516
				$66,616,889	$2,055,173

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$65,558,539	74.5%
Other **	22,340,357	25.5%
Total	$87,898,896	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (96.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,729,000	$1,729,000	$1,729,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,729,000)		1,729,000
TOTAL INVESTMENT SECURITIES
(Cost $1,729,000) - 96.5%		1,729,000
Net other assets (liabilities) - 3.5%		62,531

NET ASSETS - 100.0%		$1,791,531

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $404,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	12/20/21	$(316,770)	$(4,552)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/29/21	(0 .37)%	$(1,426,542)	$(22,968)
Nasdaq-100 Index	UBS AG	11/29/21	(0 .23)%	(47,551)	(761)
				$(1,474,093)	$(23,729)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (133.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,656,000	$2,656,000	$2,656,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,656,000)		2,656,000

TOTAL INVESTMENT SECURITIES
(Cost $2,656,000) - 133.5%		2,656,000
Net other assets (liabilities) - (33.5)%		(666,279)

NET ASSETS - 100.0%		$1,989,721

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $811,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/21	(0.22)%	$(1,623,087)	$47,506
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/21	0.07%	(360,148)	6,247
				$(1,983,235)	$53,753

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (93.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $4,407,000	$4,407,000	$4,407,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,407,000)		4,407,000

TOTAL INVESTMENT SECURITIES
(Cost $4,407,000) - 93.7%		4,407,000
Net other assets (liabilities) - 6.3%		297,010

NET ASSETS - 100.0%		$4,704,010

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $901,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/21	0.03%	$(2,305,131)	$122,367
Dow Jones Precious Metals Index	UBS AG	11/23/21	0.17%	(2,378,981)	107,431
				$(4,684,112)	$229,798

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (94.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $455,000	$455,000	$455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $455,000)		455,000

TOTAL INVESTMENT SECURITIES
(Cost $455,000) - 94.6%		455,000
Net other assets (liabilities) - 5.4%		26,224

NET ASSETS - 100.0%		$481,224

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $295,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/21	(0.22)%	$(187,238)	$940
Dow Jones U.S. Real Estate Index	UBS AG	11/23/21	0.17%	(289,600)	1,585
				$(476,838)	$2,525

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (120.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $662,000	$662,000	$662,000

TOTAL REPURCHASE AGREEMENTS
(Cost $662,000)		662,000

TOTAL INVESTMENT SECURITIES
(Cost $662,000) - 120.1%		662,000
Net other assets (liabilities) - (20.1)%		(110,675)

NET ASSETS - 100.0%		$551,325

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $361,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	12/20/21	$(114,765)	$(2,514)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/29/21	0.18%	$(73,510)	$(3,148)
Russell 2000 Index	UBS AG	11/29/21	0.42%	(360,659)	(35,627)
				$(434,169)	$(38,775)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (100.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	864	$24,330
8x8, Inc.* (Software)	1,646	37,298
AAON, Inc.* (Building Products)	608	43,564
Addus Homecare Corp.* (Health Care Providers & Services)	234	21,879
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	563	51,695
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	492	21,653
AeroVironment, Inc.* (Aerospace & Defense)	339	30,209
Agilysys, Inc.* (Software)	285	13,600
Agree Realty Corp. (Equity Real Estate Investment Trusts)	506	35,956
Alamo Group, Inc. (Machinery)	145	21,924
Alarm.com Holdings, Inc.* (Software)	675	56,876
Albany International Corp. - Class A (Machinery)	238	19,195
Allegiant Travel Co.* (Airlines)	97	17,001
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,836	25,300
Ambac Financial Group, Inc.* (Insurance)	231	3,906
American Public Education, Inc.* (Diversified Consumer Services)	153	3,823
American States Water Co.* (Water Utilities)	293	26,616
American Vanguard Corp. (Chemicals)	178	2,773
American Woodmark Corp.* (Building Products)	131	9,005
America's Car-Mart, Inc.* (Specialty Retail)	59	7,050
AMERISAFE, Inc. (Insurance)	105	6,225
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	437	43,132
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	353	6,594
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	197	5,634
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	51	1,906
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	85	3,540
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	348	23,883
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	348	33,923
Arconic Corp.* (Metals & Mining)	900	26,478
Arcosa, Inc. (Construction & Engineering)	384	19,864
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,219	8,411
Astec Industries, Inc.* (Machinery)	204	10,890
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	706	22,267
Avid Bioservices, Inc.* (Biotechnology)	519	15,923
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	321	17,633
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	784	41,552
AZZ, Inc. (Electrical Equipment)	206	10,945
B Riley Financial, Inc. (Capital Markets)	160	11,466
B&G Foods, Inc.(a) - Class A (Food Products)	952	28,027
Badger Meter, Inc.* (Electronic Equipment, Instruments & Components)	428	43,762
Balchem Corp. (Chemicals)	475	72,717
BancFirst Corp. (Banks)	137	8,906
Berkshire Hills Bancorp, Inc.* (Banks)	230	6,245
Big Lots, Inc. (Multiline Retail)	509	22,523
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	428	22,748
Blucora, Inc.* (Capital Markets)	315	5,204
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	453	25,431
Boot Barn Holdings, Inc.* (Specialty Retail)	260	27,167
Bottomline Technologies, Inc.* (Software)	346	16,020
Brady Corp.* - Class A (Commercial Services & Supplies)	278	14,481
Brightsphere Investment Group, Inc. (Capital Markets)	875	26,233
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	363	15,231
CalAmp Corp.* (Communications Equipment)	209	2,011
Calavo Growers, Inc.* (Food Products)	107	4,301
California Water Service Group* (Water Utilities)	446	27,153
Cal-Maine Foods, Inc. (Food Products)	325	11,720
Cara Therapeutics, Inc.* (Biotechnology)	415	6,984
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	301	10,559
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	727	15,085
Cavco Industries, Inc.* (Household Durables)	73	17,548
Celsius Holdings, Inc.* (Beverages)	558	53,858
Centerspace (Equity Real Estate Investment Trusts)	118	11,946
Central Garden & Pet Co.* (Household Products)	87	4,487
Central Garden & Pet Co.* - Class A (Household Products)	360	16,632
Century Aluminum Co.* (Metals & Mining)	445	5,878
Century Communities, Inc.* (Household Durables)	436	29,238
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	337	15,371
Chart Industries, Inc.* (Machinery)	523	92,842
Chesapeake Utilities Corp.* (Gas Utilities)	132	17,301
CIRCOR International, Inc.* (Machinery)	107	3,054
City Holding Co.* (Banks)	104	8,276
Coca-Cola Consolidated, Inc. (Beverages)	29	11,641
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	393	30,100
Coherus Biosciences, Inc.* (Biotechnology)	932	15,592
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	714	22,877
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	522	10,247

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc.* (Construction & Engineering)	533	$48,754
Community Bank System, Inc.* (Banks)	372	26,661
Community Health Systems, Inc.* (Health Care Providers & Services)	1,824	23,894
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	341	16,313
Computer Programs & Systems, Inc.* (Health Care Technology)	101	3,646
CONMED Corp. (Health Care Equipment & Supplies)	239	34,961
Consensus Cloud Solutions, Inc.* (Software)	149	9,436
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,533	27,594
Core Laboratories N.V. (Energy Equipment & Services)	272	7,075
CorVel Corp.* (Health Care Providers & Services)	89	16,307
Covetrus, Inc.* (Health Care Providers & Services)	910	18,373
CryoLife, Inc.* (Health Care Equipment & Supplies)	306	6,316
CSG Systems International, Inc.* (IT Services)	240	12,012
CTS Corp.* (Electronic Equipment, Instruments & Components)	253	9,012
Cutera, Inc.* (Health Care Equipment & Supplies)	106	4,558
CVB Financial Corp. (Banks)	769	15,395
Cytokinetics, Inc.* (Biotechnology)	1,226	42,801
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	504	4,536
Digi International, Inc.* (Communications Equipment)	291	6,271
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	253	21,381
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	660	63,419
DMC Global, Inc.* (Energy Equipment & Services)	275	11,489
Donnelley Financial Solutions, Inc.* (Capital Markets)	191	7,319
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	234	2,836
Dorman Products, Inc.* (Auto Components)	421	43,944
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	174	3,823
Eagle Pharmaceuticals, Inc.* (Biotechnology)	61	3,195
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	531	11,167
Ebix, Inc.* (Software)	350	11,484
Echo Global Logistics, Inc.* (Air Freight & Logistics)	199	9,598
eHealth, Inc.* (Insurance)	346	15,345
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	149	2,190
elf Beauty, Inc.* (Personal Products)	365	11,793
Enanta Pharmaceuticals, Inc.* (Biotechnology)	111	9,529
Endo International PLC* (Pharmaceuticals)	2,093	8,895
Enerpac Tool Group Corp. (Machinery)	362	7,562
ESCO Technologies, Inc.* (Machinery)	225	19,026
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	1,736	51,715
EVERTEC, Inc. (IT Services)	878	39,694
ExlService Holdings, Inc.* (IT Services)	487	59,721
Exponent, Inc. (Professional Services)	764	87,707
Extreme Networks, Inc.* (Communications Equipment)	820	8,061
Fabrinet* (Electronic Equipment, Instruments & Components)	336	32,256
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	154	11,330
Federal Signal Corp.* (Machinery)	898	38,443
Ferro Corp.* (Chemicals)	425	8,934
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	466	21,991
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,140	45,349
Forrester Research, Inc.* (Professional Services)	164	8,733
Forward Air Corp.* (Air Freight & Logistics)	398	40,023
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	377	4,456
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	627	18,183
Franklin Electric Co., Inc.* (Machinery)	573	49,496
Fulgent Genetics, Inc.* (Health Care Providers & Services)	282	23,383
FutureFuel Corp. (Chemicals)	160	1,130
GCP Applied Technologies, Inc.* (Chemicals)	410	9,270
Gentherm, Inc.* (Auto Components)	322	23,709
Getty Realty Corp. (Equity Real Estate Investment Trusts)	268	8,608
Gibraltar Industries, Inc.* (Building Products)	479	31,212
Glaukos Corp.* (Health Care Equipment & Supplies)	438	20,021
Great Western Bancorp, Inc.* (Banks)	275	9,364
Green Dot Corp.* - Class A (Consumer Finance)	803	34,016
Greenhill & Co., Inc.* (Capital Markets)	127	1,996
H.B. Fuller Co. (Chemicals)	394	27,781
Hanger, Inc.* (Health Care Providers & Services)	330	6,164
Harmonic, Inc.* (Communications Equipment)	719	6,521
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	167	6,925
Haverty Furniture Cos., Inc.* (Specialty Retail)	101	2,899
Hawkins, Inc.* (Chemicals)	152	5,574
HCI Group, Inc. (Insurance)	97	12,999
HealthStream, Inc.* (Health Care Technology)	141	3,752
Heartland Express, Inc. (Road & Rail)	338	5,520

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Heska Corp.* (Health Care Equipment & Supplies)	156	$34,871
Hibbett, Inc. (Specialty Retail)	221	17,114
Hillenbrand, Inc. (Machinery)	708	32,186
Hilltop Holdings, Inc.* (Banks)	321	11,376
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	209	9,137
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	757	17,888
Independent Bank Corp. (Banks)	175	14,788
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	431	12,107
Innospec, Inc. (Chemicals)	138	12,504
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	352	92,607
Innoviva, Inc.* (Pharmaceuticals)	919	16,037
Inogen, Inc.* (Health Care Equipment & Supplies)	125	4,956
Installed Building Products, Inc. (Household Durables)	344	43,705
Insteel Industries, Inc. (Building Products)	117	4,758
Integer Holdings Corp.* (Health Care Equipment & Supplies)	194	17,464
Inter Parfums, Inc.* (Personal Products)	114	10,531
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,575	4,946
iRobot Corp.* (Household Durables)	412	34,369
Itron, Inc.* (Electronic Equipment, Instruments & Components)	345	26,831
J & J Snack Foods Corp.* (Food Products)	94	13,870
James River Group Holdings, Ltd. (Insurance)	219	6,997
John Bean Technologies Corp. (Machinery)	284	41,961
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	316	16,748
Korn Ferry (Professional Services)	326	25,170
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	446	25,422
Lakeland Financial Corp. (Banks)	156	11,212
La-Z-Boy, Inc.* (Household Durables)	339	11,268
LCI Industries (Auto Components)	371	51,807
Lemaitre Vascular, Inc.* (Health Care Equipment & Supplies)	282	14,667
LendingTree, Inc.* (Thrifts & Mortgage Finance)	167	26,952
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,468	21,389
LGI Homes, Inc.* (Household Durables)	318	47,477
Ligand Pharmaceuticals, Inc.* (Biotechnology)	127	18,534
Lindsay Corp.* (Machinery)	96	13,984
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	257	5,675
Livent Corp.* (Chemicals)	2,373	66,966
LivePerson, Inc.* (Software)	952	49,038
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	225	7,169
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	428	7,738
M.D.C Holdings, Inc.* (Household Durables)	489	23,951
ManTech International Corp.* - Class A (Professional Services)	275	23,711
Marcus & Millichap, Inc.* (Real Estate Management & Development)	168	7,913
MarineMax, Inc.* (Specialty Retail)	319	16,521
Marten Transport, Ltd. (Road & Rail)	877	14,584
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	694	29,044
Materion Corp.* (Metals & Mining)	114	8,229
Matson, Inc. (Marine)	638	53,133
MAX Holdings, Inc. (Real Estate Management & Development)	117	3,722
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,033	65,079
Medifast, Inc. (Personal Products)	172	33,759
MEDNAX, Inc.* (Health Care Providers & Services)	494	13,452
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	637	11,982
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	744	50,040
Meritage Homes Corp.* (Household Durables)	553	60,118
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	77	23,539
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	263	14,581
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	230	9,676
MGP Ingredients, Inc. (Beverages)	97	6,228
Middlesex Water Co.* (Water Utilities)	116	12,774
ModivCare, Inc.* (Health Care Providers & Services)	181	29,461
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	97	7,005
Moog, Inc.* - Class A (Aerospace & Defense)	164	12,387
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,265	55,458
Mueller Industries, Inc.* (Machinery)	336	17,687
Myers Industries, Inc.* (Containers & Packaging)	207	4,260
MYR Group, Inc.* (Construction & Engineering)	138	14,097
National Bank Holdings Corp.* (Banks)	285	12,360
National Beverage Corp. (Beverages)	342	19,289
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,803	82,938
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	190	13,456
NextGen Healthcare, Inc.* (Health Care Technology)	391	6,436
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,258	30,544
Omnicell, Inc.* (Health Care Technology)	638	113,659
OneSpan, Inc.* (Software)	508	10,373

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	723	$57,269
OptimizeRx Corp.* (Health Care Technology)	259	25,045
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	677	7,224
Organogenesis Holdings, Inc.* (Biotechnology)	584	6,412
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	104	3,742
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	130	12,104
Owens & Minor, Inc.* (Health Care Providers & Services)	576	20,667
Pacira BioSciences, Inc.* (Pharmaceuticals)	654	34,192
Palomar Holdings, Inc.* (Insurance)	354	32,373
Park Aerospace Corp. (Aerospace & Defense)	112	1,466
Park National Corp.* (Banks)	118	15,174
Patrick Industries, Inc.* (Auto Components)	330	25,710
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	267	6,283
Perdoceo Education Corp.* (Diversified Consumer Services)	454	4,821
Perficient, Inc.* (IT Services)	484	59,823
PetMed Express, Inc.* (Internet & Direct Marketing Retail)	298	8,472
PGT Innovations, Inc.* (Building Products)	875	18,681
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	447	5,807
Piper Sandler Cos.* (Capital Markets)	130	21,410
Plantronics, Inc.* (Communications Equipment)	404	10,811
Plexus Corp.* (Electronic Equipment, Instruments & Components)	237	20,695
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	885	91,341
PRA Group, Inc.* (Consumer Finance)	674	28,901
PriceSmart, Inc. (Food & Staples Retailing)	155	11,152
Progress Software Corp.* (Software)	417	21,438
Proto Labs, Inc.* (Machinery)	408	24,402
Quaker Chemical Corp.* (Chemicals)	196	48,185
QuinStreet, Inc.* (Interactive Media & Services)	725	10,150
RadNet, Inc.* (Health Care Providers & Services)	317	9,856
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	672	15,637
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	2,174	50,698
Raven Industries, Inc.* (Industrial Conglomerates)	222	12,836
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	615	8,339
REGENXBIO, Inc.* (Biotechnology)	551	19,527
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	738	47,232
Rent-A-Center, Inc. (Specialty Retail)	888	47,295
Rogers Corp.* (Electronic Equipment, Instruments & Components)	146	29,364
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	175	3,385
Safehold, Inc. (Equity Real Estate Investment Trusts)	196	14,641
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	79	3,666
Select Medical Holdings Corp. (Health Care Providers & Services)	796	26,443
Selectquote, Inc.* (Insurance)	1,222	16,240
ServisFirst Bancshares, Inc. (Banks)	717	57,582
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	574	39,704
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	477	13,184
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	344	41,675
Simulations Plus, Inc. (Health Care Technology)	231	11,666
Sleep Number Corp.* (Specialty Retail)	347	30,654
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,668	27,660
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,326	2,427
SPS Commerce, Inc.* (Software)	526	80,336
SPX Corp.* (Machinery)	386	22,423
SPX FLOW, Inc. (Machinery)	232	17,333
Stepan Co.* (Chemicals)	169	20,283
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	442	19,934
StoneX Group, Inc.* (Capital Markets)	247	17,070
Sturm Ruger & Co., Inc. (Leisure Products)	160	12,621
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	780	23,283
Surmodics, Inc.* (Health Care Equipment & Supplies)	130	7,236
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	338	9,177
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	291	10,037
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	535	8,988
TechTarget, Inc.* (Media)	372	35,083
Tennant Co.* (Machinery)	126	10,012
The Bancorp, Inc.* (Banks)	435	13,289
The Buckle, Inc. (Specialty Retail)	177	7,367
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	250	10,160
The Ensign Group, Inc. (Health Care Providers & Services)	769	59,990
The Joint Corp.* (Health Care Providers & Services)	211	18,458
The Pennant Group, Inc.* (Health Care Providers & Services)	396	10,126
The Simply Good Foods Co.* (Food Products)	557	22,085
The St Joe Co.* (Real Estate Management & Development)	485	22,805

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Titan International, Inc.* (Machinery)	339	$2,448
Tivity Health, Inc.* (Health Care Providers & Services)	430	10,759
Triumph Bancorp, Inc.* (Banks)	347	40,703
Triumph Group, Inc.* (Aerospace & Defense)	332	6,789
Trupanion, Inc.* (Insurance)	502	51,406
TTEC Holdings, Inc. (IT Services)	269	25,391
Tupperware Brands Corp.* (Household Durables)	733	16,302
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,338	8,590
U.S. Ecology, Inc.* (Commercial Services & Supplies)	181	5,826
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	104	11,217
UFP Industries, Inc. (Building Products)	463	37,887
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	657	32,567
UniFirst Corp.* (Commercial Services & Supplies)	116	22,963
uniQure N.V.* (Biotechnology)	205	6,246
Unisys Corp.* (IT Services)	434	11,097
United Natural Foods, Inc.* (Food & Staples Retailing)	439	19,048
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,192	31,368
Universal Electronics, Inc.* (Household Durables)	81	3,336
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	87	4,956
USANA Health Sciences, Inc.* (Personal Products)	113	10,968
Vanda Pharmaceuticals, Inc.* (Biotechnology)	417	7,139
Vector Group, Ltd. (Tobacco)	961	12,743
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	407	9,886
Vericel Corp.* (Biotechnology)	685	31,524
Viad Corp.* (Commercial Services & Supplies)	123	5,458
Viavi Solutions, Inc.* (Communications Equipment)	3,358	51,713
Vicor Corp.* (Electrical Equipment)	313	47,447
Virtus Investment Partners, Inc. (Capital Markets)	106	33,920
Vista Outdoor, Inc.* (Leisure Products)	843	35,271
Vonage Holdings Corp.* (Software)	3,699	59,628
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	430	55,929
Watts Water Technologies, Inc.* - Class A (Machinery)	263	49,974
WD-40 Co. (Household Products)	201	45,627
Westamerica Bancorp* (Banks)	181	10,093
Winnebago Industries, Inc. (Automobiles)	252	17,058
WisdomTree Investments, Inc. (Capital Markets)	673	4,300
Wolverine World Wide, Inc.* (Textiles, Apparel & Luxury Goods)	458	15,192
World Acceptance Corp.* (Consumer Finance)	42	7,786
WW International, Inc.* (Diversified Consumer Services)	304	5,278
Xencor, Inc.* (Biotechnology)	857	33,903
Xperi Holding Corp. (Software)	970	17,382
Zumiez, Inc.* (Specialty Retail)	181	7,367
Zynex, Inc.* (Health Care Equipment & Supplies)	292	3,659

TOTAL COMMON STOCKS
(Cost $3,678,316)		7,291,527

Collateral for Securities Loaned(b) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(c)	26,381	$26,381
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $26,381)		26,381
TOTAL INVESTMENT SECURITIES
(Cost $3,704,697) - 100.7%		7,317,908
Net other assets (liabilities) - (0.7)%		(48,399)

NET ASSETS - 100.0%		$7,269,509

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $25,053.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$72,504	1.0%
Air Freight & Logistics	49,621	0.7%
Airlines	17,001	0.2%
Auto Components	145,170	2.0%
Automobiles	17,058	0.2%
Banks	261,424	3.6%
Beverages	91,016	1.2%
Biotechnology	219,736	3.0%
Building Products	145,107	2.0%
Capital Markets	128,918	1.8%
Chemicals	276,117	3.8%
Commercial Services & Supplies	48,728	0.7%
Communications Equipment	85,388	1.2%
Construction & Engineering	82,715	1.1%
Consumer Finance	70,703	1.0%
Containers & Packaging	4,260	0.1%
Diversified Consumer Services	13,922	0.2%
Diversified Telecommunication Services	30,100	0.4%
Electrical Equipment	58,392	0.8%
Electronic Equipment, Instruments & Components	203,441	2.8%
Energy Equipment & Services	18,564	0.3%
Equity Real Estate Investment Trusts	345,494	4.7%
Food & Staples Retailing	30,200	0.4%
Food Products	80,003	1.1%
Gas Utilities	17,301	0.2%
Health Care Equipment & Supplies	320,021	4.4%
Health Care Providers & Services	387,444	5.3%
Health Care Technology	198,681	2.7%
Hotels, Restaurants & Leisure	99,056	1.4%
Household Durables	287,311	3.9%
Household Products	66,746	0.9%
Industrial Conglomerates	12,836	0.2%
Insurance	145,491	2.0%
Interactive Media & Services	10,150	0.1%
Internet & Direct Marketing Retail	55,822	0.8%
IT Services	207,738	2.9%
Leisure Products	47,892	0.7%
Life Sciences Tools & Services	82,938	1.1%
Machinery	494,843	6.8%
Marine	53,133	0.7%
Media	35,083	0.5%
Metals & Mining	40,585	0.6%
Mortgage Real Estate Investment Trusts	21,875	0.3%
Multiline Retail	22,523	0.3%
Oil, Gas & Consumable Fuels	182,901	2.5%
Personal Products	67,051	0.9%
Pharmaceuticals	135,673	1.9%
Professional Services	145,321	2.0%
Real Estate Management & Development	86,155	1.2%
Road & Rail	20,104	0.3%
Semiconductors & Semiconductor Equipment	538,594	7.4%
Software	382,909	5.3%
Specialty Retail	171,172	2.3%
Technology Hardware, Storage & Peripherals	28,866	0.4%
Textiles, Apparel & Luxury Goods	56,330	0.8%
Thrifts & Mortgage Finance	247,007	3.4%
Tobacco	12,743	0.2%
Trading Companies & Distributors	33,923	0.5%
Water Utilities	66,543	0.9%
Wireless Telecommunication Services	13,184	0.2%
Other **	(22,018)	(0.3)%
Total	$7,269,509	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (33.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	29	$931
1Life Healthcare, Inc.* (Health Care Providers & Services)	127	2,751
1st Source Corp.* (Banks)	18	869
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	7	120
22nd Century Group, Inc.* (Tobacco)	175	480
2U, Inc.* (Diversified Consumer Services)	78	2,304
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	132	3,717
4D Molecular Therapeutics, Inc.* (Biotechnology)	23	553
89bio, Inc.* (Biotechnology)	11	194
8x8, Inc.* (Software)	121	2,742
9 Meters Biopharma, Inc.* (Pharmaceuticals)	243	309
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	14	461
A10 Networks, Inc.* (Software)	65	1,215
AAON, Inc.* (Building Products)	46	3,296
AAR Corp.* (Aerospace & Defense)	37	1,309
Aaron's Co., Inc. (The) (Specialty Retail)	35	819
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	67	2,649
ABM Industries, Inc. (Commercial Services & Supplies)	73	3,213
Absci Corp.* (Life Sciences Tools & Services)	15	220
Acacia Research Corp.* (Professional Services)	53	304
Academy Sports & Outdoors, Inc.* (Leisure Products)	84	3,593
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	130	2,334
Acadia Realty Trust (Equity Real Estate Investment Trusts)	94	2,010
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	61	743
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	36	212
ACCO Brands Corp. (Commercial Services & Supplies)	101	835
Accolade, Inc.* (Health Care Technology)	55	2,188
Accuray, Inc.* (Health Care Equipment & Supplies)	101	504
ACI Worldwide, Inc.* (Software)	128	3,927
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	55	954
Acumen Pharmaceuticals, Inc.* (Biotechnology)	10	141
Acushnet Holdings Corp.* (Leisure Products)	37	1,885
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	21	165
Adagio Therapeutics, Inc.* (Biotechnology)	23	673
AdaptHealth Corp.* (Health Care Providers & Services)	78	2,126
Addus Homecare Corp.* (Health Care Providers & Services)	17	1,590
Adicet Bio, Inc.* (Pharmaceuticals)	23	198
Adient PLC* (Auto Components)	103	4,287
Adtalem Global Education, Inc.* (Diversified Consumer Services)	54	1,994
ADTRAN, Inc. (Communications Equipment)	52	961
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	42	3,856
AdvanSix, Inc.* (Chemicals)	30	1,458
Advantage Solutions, Inc.* (Media)	83	709
Advent Technologies Holdings, Inc.* (Electrical Equipment)	17	163
Adverum Biotechnologies, Inc.* (Biotechnology)	94	213
Aeglea BioTherapeutics, Inc.* (Biotechnology)	44	322
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	29	577
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	46	489
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	81	3,564
Aerovate Therapeutics, Inc.* (Biotechnology)	11	175
AeroVironment, Inc.* (Aerospace & Defense)	24	2,139
AerSale Corp.* (Aerospace & Defense)	10	224
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	83	644
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	10	235
Affimed N.V.* (Biotechnology)	126	857
AgEagle Aerial Systems, Inc.* (Machinery)	74	212
Agenus, Inc.* (Biotechnology)	225	864
Agiliti, Inc.* (Health Care Providers & Services)	26	586
Agilysys, Inc.* (Software)	22	1,050
Agios Pharmaceuticals, Inc.* (Biotechnology)	64	3,008
Agree Realty Corp. (Equity Real Estate Investment Trusts)	74	5,258
Air Transport Services Group, Inc.* (Air Freight & Logistics)	64	1,593
Akebia Therapeutics, Inc.* (Biotechnology)	190	545
Akero Therapeutics, Inc.* (Biotechnology)	28	602
Akouos, Inc.* (Biotechnology)	26	242
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	353
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	8	106
Alamo Group, Inc. (Machinery)	11	1,663
Alarm.com Holdings, Inc.* (Software)	51	4,297
Albany International Corp. - Class A (Machinery)	33	2,661
Albireo Pharma, Inc.* (Biotechnology)	18	526
Aldeyra Therapeutics, Inc.* (Biotechnology)	53	482
Alector, Inc.* (Biotechnology)	63	1,370
Alerus Financial Corp. (Diversified Financial Services)	16	502

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	80	$1,962
Alexander's, Inc. (Equity Real Estate Investment Trusts)	2	558
Alignment Healthcare, Inc.* (Health Care Providers & Services)	29	576
Aligos Therapeutics, Inc.* (Biotechnology)	23	366
Alkami Technology, Inc.* (Software)	8	240
Alkermes PLC* (Biotechnology)	174	5,270
Allakos, Inc.* (Biotechnology)	38	3,822
Allegheny Technologies, Inc.* (Metals & Mining)	138	2,222
Allegiance Bancshares, Inc. (Banks)	21	823
Allegiant Travel Co.* (Airlines)	17	2,979
ALLETE, Inc.* (Electric Utilities)	57	3,508
Allied Motion Technologies, Inc.* (Electrical Equipment)	13	457
Allogene Therapeutics, Inc.* (Biotechnology)	74	1,276
Allovir, Inc.* (Biotechnology)	32	768
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	135	1,860
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	23	797
Alpha Teknova, Inc.* (Biotechnology)	8	184
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	77	903
Alpine Immune Sciences, Inc.* (Biotechnology)	13	164
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	21	303
Altair Engineering, Inc.* - Class A (Software)	50	3,890
Altimmune, Inc.* (Biotechnology)	43	464
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	78	415
Altra Industrial Motion Corp. (Machinery)	70	3,651
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	4	247
ALX Oncology Holdings, Inc.* (Biotechnology)	19	1,065
Amalgamated Financial Corp.* (Banks)	15	275
A-Mark Precious Metals, Inc. (Diversified Financial Services)	9	675
Ambac Financial Group, Inc.* (Insurance)	49	829
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	38	7,062
AMC Entertainment Holdings, Inc.* (Entertainment)	561	19,843
AMC Networks, Inc.* - Class A (Media)	32	1,273
Amerant Bancorp, Inc.* (Banks)	23	611
Ameresco, Inc.* - Class A (Construction & Engineering)	34	2,792
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	54	2,043
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	123	1,117
American Eagle Outfitters, Inc. (Specialty Retail)	165	3,917
American Equity Investment Life Holding Co.* (Insurance)	90	2,868
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	129	1,068
American National Bankshares, Inc.* (Banks)	12	445
American National Group, Inc. (Insurance)	8	1,518
American Outdoor Brands, Inc.* (Leisure Products)	15	342
American Public Education, Inc.* (Diversified Consumer Services)	20	500
American Software, Inc.* - Class A (Software)	34	984
American States Water Co.* (Water Utilities)	40	3,634
American Superconductor Corp.* (Electrical Equipment)	30	551
American Vanguard Corp. (Chemicals)	32	499
American Well Corp.* - Class A (Health Care Technology)	199	1,791
American Woodmark Corp.* (Building Products)	18	1,237
America's Car-Mart, Inc.* (Specialty Retail)	7	836
Ameris Bancorp (Banks)	72	3,772
AMERISAFE, Inc. (Insurance)	21	1,245
Amicus Therapeutics, Inc.* (Biotechnology)	286	3,003
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	111	2,433
AMMO, Inc.* (Leisure Products)	94	568
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	51	5,034
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	108	593
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	40	747
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	212	331
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	186	2,757
AnaptysBio, Inc.* (Biotechnology)	21	691
Anavex Life Sciences Corp.* (Biotechnology)	70	1,312
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	8	142
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	40	1,144
Angion Biomedica Corp.* (Pharmaceuticals)	24	100
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	11	411
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	16	666
Annexon, Inc.* (Biotechnology)	34	555
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	181	677
Anterix, Inc.* (Diversified Telecommunication Services)	12	769
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	311	6,179
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	162	1,228

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Apellis Pharmaceuticals, Inc.* (Biotechnology)	71	$2,183
API Group Corp.* (Construction & Engineering)	215	4,683
Apogee Enterprises, Inc. (Building Products)	27	1,132
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	153	2,316
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	41	2,814
Appfolio, Inc.* (Software)	20	2,634
AppHarvest, Inc.* (Food Products)	76	458
Appian Corp.* (Software)	43	4,275
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	233	3,660
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	42	4,094
Applied Molecular Transport, Inc.* (Biotechnology)	27	608
Applied Therapeutics, Inc.* (Biotechnology)	19	279
Apria, Inc.* (Health Care Providers & Services)	16	599
Apyx Medical Corp.* (Health Care Equipment & Supplies)	34	486
AquaBounty Technologies, Inc.* (Biotechnology)	57	227
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	148	2,976
Arbutus Biopharma Corp.* (Biotechnology)	87	351
ArcBest Corp. (Road & Rail)	28	2,516
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	16	1,457
Archrock, Inc. (Energy Equipment & Services)	147	1,204
Arcimoto, Inc.* (Automobiles)	30	350
Arconic Corp.* (Metals & Mining)	120	3,530
Arcosa, Inc. (Construction & Engineering)	53	2,742
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	23	1,034
Arcus Biosciences, Inc.* (Biotechnology)	49	1,639
Arcutis Biotherapeutics, Inc.* (Biotechnology)	30	635
Ardelyx, Inc.* (Biotechnology)	96	116
Arena Pharmaceuticals, Inc.* (Biotechnology)	66	3,788
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	48	750
Argan, Inc. (Construction & Engineering)	16	660
Argo Group International Holdings, Ltd. (Insurance)	34	1,873
Arko Corp.* (Specialty Retail)	131	1,256
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	90	621
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	66	905
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	90	947
Array Technologies, Inc.* (Electrical Equipment)	139	2,968
Arrow Financial Corp.* (Banks)	15	538
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	110	7,019
Artesian Resources Corp.* - Class A (Water Utilities)	9	362
Artisan Partners Asset Management, Inc. (Capital Markets)	64	3,171
Arvinas, Inc.* (Pharmaceuticals)	47	4,069
Asana, Inc.* - Class A (Software)	80	10,863
Asbury Automotive Group, Inc.* (Specialty Retail)	21	4,110
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	254	429
ASGN, Inc.* (Professional Services)	56	6,700
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	18	254
Aspen Aerogels, Inc.* (Energy Equipment & Services)	24	1,307
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	79	265
Assetmark Financial Holdings, Inc.* (Capital Markets)	20	513
Associated Banc-Corp.* (Banks)	165	3,676
Associated Capital Group, Inc.* - Class A (Capital Markets)	2	73
Astec Industries, Inc.* (Machinery)	25	1,335
Astronics Corp.* (Aerospace & Defense)	27	348
Atara Biotherapeutics, Inc.* (Biotechnology)	90	1,393
Atea Pharmaceuticals, Inc.* (Biotechnology)	70	815
Aterian, Inc.* (Household Durables)	28	179
Athenex, Inc.* (Biotechnology)	94	239
Athersys, Inc.* (Biotechnology)	223	261
Athira Pharma, Inc.* (Pharmaceuticals)	35	457
Atkore, Inc.* (Electrical Equipment)	50	4,726
Atlantic Capital Bancshares, Inc.* (Banks)	21	578
Atlantic Union Bankshares (Banks)	83	2,977
Atlanticus Holdings Corp.* (Consumer Finance)	6	465
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	31	2,515
Atlas Technical Consultants, Inc.* (Professional Services)	15	153
ATN International, Inc. (Diversified Telecommunication Services)	12	489
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	22	475
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	127	326
Atreca, Inc.* - Class A (Biotechnology)	28	145
AtriCure, Inc.* (Health Care Equipment & Supplies)	49	3,678
Atrion Corp.* (Health Care Equipment & Supplies)	2	1,456
Avalo Therapeutics, Inc.* (Pharmaceuticals)	58	136
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	52	1,640
Avaya Holdings Corp.* - Class C (Software)	90	1,676

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	43	$332
Aviat Networks, Inc.* (Communications Equipment)	10	286
Avid Bioservices, Inc.* (Biotechnology)	66	2,025
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	39	1,117
Avidity Biosciences, Inc.* (Biotechnology)	41	923
Avient Corp. (Chemicals)	99	5,334
Avis Budget Group, Inc.* (Road & Rail)	53	9,184
Avista Corp. (Multi-Utilities)	75	2,986
Avita Medical, Inc.* (Biotechnology)	26	428
Avrobio, Inc.* (Biotechnology)	41	230
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	36	1,977
AxoGen, Inc.* (Health Care Equipment & Supplies)	41	623
Axonics, Inc.* (Health Care Equipment & Supplies)	50	3,668
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	62	3,286
Axsome Therapeutics, Inc.* (Pharmaceuticals)	30	1,155
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	43	351
AZZ, Inc. (Electrical Equipment)	27	1,435
B Riley Financial, Inc. (Capital Markets)	22	1,577
B&G Foods, Inc.(a) - Class A (Food Products)	70	2,061
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	60	410
Badger Meter, Inc.* (Electronic Equipment, Instruments & Components)	32	3,272
Balchem Corp. (Chemicals)	35	5,357
Bally's Corp.* (Hotels, Restaurants & Leisure)	35	1,603
Banc of California, Inc. (Banks)	60	1,220
BancFirst Corp. (Banks)	19	1,235
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	34	617
Bandwidth, Inc.* (Diversified Telecommunication Services)	25	2,132
Bank First Corp. (Banks)	7	497
Bank of Marin Bancorp* (Banks)	17	648
BankUnited, Inc. (Banks)	101	4,097
Banner Corp. (Banks)	38	2,195
Bar Harbor Bankshares* (Banks)	16	475
Barnes & Noble Education, Inc.* (Specialty Retail)	42	436
Barnes Group, Inc.* (Machinery)	51	2,139
Barrett Business Services, Inc.* (Professional Services)	8	656
Bassett Furniture Industries, Inc.* (Household Durables)	10	169
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	61	3,225
Beam Global* (Electrical Equipment)	10	315
Beam Therapeutics, Inc.* (Biotechnology)	54	4,794
Beauty Health Co. (The)* (Personal Products)	95	2,610
Beazer Homes USA, Inc.* (Household Durables)	32	580
Bed Bath & Beyond, Inc.* (Specialty Retail)	114	1,601
Belden, Inc.* (Electronic Equipment, Instruments & Components)	48	2,890
BellRing Brands, Inc.* - Class A (Personal Products)	43	1,153
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	39	909
Benefitfocus, Inc.* (Software)	27	296
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	53	1,232
Berkshire Hills Bancorp, Inc.* (Banks)	53	1,439
Berry Corp. (Oil, Gas & Consumable Fuels)	73	702
Beyondspring, Inc.*(a) (Biotechnology)	24	332
BGC Partners, Inc. - Class A (Capital Markets)	360	1,933
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	23	556
Big Lots, Inc. (Multiline Retail)	37	1,637
BigCommerce Holdings, Inc.* (IT Services)	53	2,449
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	166
BioAtla, Inc.* (Biotechnology)	17	497
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	193	2,881
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	101	412
Biodesix, Inc.* (Health Care Providers & Services)	13	98
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	61	8,681
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	27	1,435
Biomea Fusion, Inc.* (Biotechnology)	9	97
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	306	1,554
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	31	468
Bioxcel Therapeutics, Inc.* (Biotechnology)	19	554
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	24	800
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	149	8,707
Black Diamond Therapeutics, Inc.* (Biotechnology)	25	192
Black Hills Corp.* (Multi-Utilities)	69	4,580
Blackbaud, Inc.* (Software)	53	3,764
Blackline, Inc.* (Software)	58	7,358
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	161	5,296
Blink Charging Co.* (Specialty Retail)	40	1,272
Bloom Energy Corp.* (Electrical Equipment)	151	4,719
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	96	2,076
Blucora, Inc.* (Capital Markets)	53	876

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Blue Bird Corp.* (Machinery)	17	$333
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	30	422
Blue Ridge Bankshares, Inc. (Banks)	19	349
Bluebird Bio, Inc.* (Biotechnology)	73	1,709
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	16	410
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	10	476
Blueprint Medicines Corp.* (Biotechnology)	64	7,198
BM Technologies, Inc.* (IT Services)	3	27
Boise Cascade Co. (Trading Companies & Distributors)	43	2,435
Bolt Biotherapeutics, Inc.* (Biotechnology)	25	327
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	34	1,909
Boot Barn Holdings, Inc.* (Specialty Retail)	32	3,344
Boston Omaha Corp.* - Class A (Media)	19	674
Bottomline Technologies, Inc.* (Software)	48	2,222
Box, Inc.* - Class A (Software)	155	4,004
Brady Corp.* - Class A (Commercial Services & Supplies)	51	2,657
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	57	290
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	184	2,438
Bridgebio Pharma, Inc.* (Biotechnology)	117	5,777
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	23	416
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	47	1,089
Bright Health Group, Inc.* (Insurance)	58	508
Brightcove, Inc.* (IT Services)	44	436
Brightsphere Investment Group, Inc. (Capital Markets)	63	1,889
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	92	903
BrightView Holdings, Inc.* (Commercial Services & Supplies)	45	714
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	49	2,056
Bristow Group, Inc.* (Energy Equipment & Services)	26	900
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	140	1,445
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	168	4,467
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	201	1,307
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	58	3,517
Brookline Bancorp, Inc. (Banks)	83	1,332
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	32	273
BRP Group, Inc.* - Class A (Insurance)	51	1,862
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	12	239
Bryn Mawr Bank Corp. (Banks)	22	1,019
BTRS Holdings, Inc.* (Software)	70	601
Business First Bancshares, Inc. (Banks)	21	560
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	198	2,043
Byline Bancorp, Inc.* (Banks)	27	696
Byrna Technologies, Inc.* (Aerospace & Defense)	20	337
C4 Therapeutics, Inc.* (Biotechnology)	42	1,866
Cabot Corp.* (Chemicals)	61	3,254
Cactus, Inc.* - Class A (Energy Equipment & Services)	59	2,567
Cadence Bank* (Banks)	204	5,919
Cadiz, Inc.* (Water Utilities)	23	140
Caesarstone, Ltd. (Building Products)	25	312
CAI International, Inc. (Trading Companies & Distributors)	18	1,007
CalAmp Corp.* (Communications Equipment)	38	366
Calavo Growers, Inc.* (Food Products)	19	764
Caleres, Inc. (Specialty Retail)	40	922
California Resources Corp.* (Oil, Gas & Consumable Fuels)	90	4,152
California Water Service Group* (Water Utilities)	56	3,409
Calix, Inc.* (Communications Equipment)	60	3,755
Callaway Golf Co.* (Leisure Products)	126	3,407
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	43	2,224
Cal-Maine Foods, Inc. (Food Products)	39	1,406
Cambium Networks Corp.* (Communications Equipment)	12	339
Cambridge Bancorp* (Banks)	7	643
Camden National Corp. (Banks)	16	762
Camping World Holdings, Inc. - Class A (Specialty Retail)	46	1,714
Cannae Holdings, Inc.* (Diversified Financial Services)	92	3,138
Canoo, Inc.* (Automobiles)	116	930
Cantaloupe, Inc.* (IT Services)	63	788
Capital Bancorp, Inc.* (Banks)	8	204
Capital City Bank Group, Inc.* (Banks)	15	403
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	141	1,710
Capstar Financial Holdings, Inc. (Banks)	22	483
Cara Therapeutics, Inc.* (Biotechnology)	48	808
Cardiff Oncology, Inc.* (Biotechnology)	41	241
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	43	1,508
Cardlytics, Inc.* (Media)	35	2,753
CareDx, Inc.* (Biotechnology)	55	2,805
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	105	2,179
Cargurus, Inc.* (Interactive Media & Services)	103	3,455
Caribou Biosciences, Inc.* (Biotechnology)	21	464
CarLotz, Inc.* (Specialty Retail)	78	281
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	53	807

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Carpenter Technology Corp. (Metals & Mining)	52	$1,606
Carriage Services, Inc.* (Diversified Consumer Services)	18	926
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	36	132
Cars.com, Inc.* (Interactive Media & Services)	74	963
Carter Bankshares, Inc.* (Banks)	28	419
Casa Systems, Inc.* (Communications Equipment)	34	215
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	53	4,596
Casper Sleep, Inc.* (Household Durables)	32	116
Cass Information Systems, Inc. (IT Services)	15	615
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	42	1,811
Castle Biosciences, Inc.* (Biotechnology)	23	1,434
Castlight Health, Inc.* - Class B (Health Care Technology)	132	238
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	106	625
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	53	454
Cathay General Bancorp* (Banks)	82	3,460
Cavco Industries, Inc.* (Household Durables)	10	2,404
CBIZ, Inc.* (Professional Services)	54	1,982
CBTX, Inc. (Banks)	20	544
CECO Environmental Corp.* (Commercial Services & Supplies)	34	234
Celcuity, Inc.* (Biotechnology)	11	199
Celldex Therapeutics, Inc.* (Biotechnology)	50	2,127
CEL-SCI Corp.* (Biotechnology)	39	437
Celsius Holdings, Inc.* (Beverages)	59	5,696
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	197	1,418
Centerspace (Equity Real Estate Investment Trusts)	15	1,519
Central Garden & Pet Co.* (Household Products)	11	567
Central Garden & Pet Co.* - Class A (Household Products)	44	2,033
Central Pacific Financial Corp.* (Banks)	30	825
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	11	623
Century Aluminum Co.* (Metals & Mining)	56	740
Century Bancorp, Inc.* - Class A (Banks)	3	345
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	30	444
Century Communities, Inc.* (Household Durables)	33	2,213
Century Therapeutics, Inc.* (Biotechnology)	13	292
Cerence, Inc.* (Software)	41	4,310
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	44	1,789
Cerus Corp.* (Health Care Equipment & Supplies)	183	1,208
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	24	1,095
ChampionX Corp.* (Energy Equipment & Services)	221	5,796
ChannelAdvisor Corp.* (Software)	32	816
Chart Industries, Inc.* (Machinery)	40	7,100
Chase Corp. (Chemicals)	8	768
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	52	660
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	34	1,186
ChemoCentryx, Inc.* (Biotechnology)	59	2,054
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	107	6,819
Chesapeake Utilities Corp.* (Gas Utilities)	19	2,490
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	8	156
Chico's FAS, Inc.* (Specialty Retail)	131	715
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	256	3,996
Chimerix, Inc.* (Biotechnology)	79	414
Chinook Therapeutics, Inc.* (Biotechnology)	36	387
ChromaDex Corp.* (Life Sciences Tools & Services)	51	316
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	642
Cimpress PLC* (Commercial Services & Supplies)	18	1,608
Cinemark Holdings, Inc.* (Entertainment)	117	2,200
CIRCOR International, Inc.* (Machinery)	20	571
CIT Group, Inc. (Banks)	108	5,348
Citi Trends, Inc.* (Specialty Retail)	10	774
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	123	230
Citizens & Northern Corp. (Banks)	17	434
Citizens, Inc.* (Insurance)	54	348
City Holding Co.* (Banks)	17	1,353
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	46	873
Civista Bancshares, Inc. (Banks)	16	385
Clarus Corp. (Leisure Products)	26	717
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	169	1,558
Cleanspark, Inc.*(a) (Software)	36	729
Clear Channel Outdoor Holdings, Inc.* (Media)	395	1,146
Clearfield, Inc.* (Communications Equipment)	12	678
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	21	351
Clearwater Paper Corp.* (Paper & Forest Products)	18	753
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	38	1,254

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	89	$3,158
Clene, Inc.* (Biotechnology)	21	114
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	13	112
Clovis Oncology, Inc.* (Biotechnology)	123	533
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	32	4,108
CNB Financial Corp.* (Banks)	17	436
CNO Financial Group, Inc. (Insurance)	139	3,355
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	235	3,433
Coastal Financial Corp.* (Banks)	10	381
Coca-Cola Consolidated, Inc. (Beverages)	5	2,007
Codex DNA, Inc.* (Life Sciences Tools & Services)	8	74
Codexis, Inc.* (Life Sciences Tools & Services)	65	2,260
Codiak Biosciences, Inc.* (Biotechnology)	17	245
Coeur Mining, Inc.* (Metals & Mining)	278	1,760
Cogent Biosciences, Inc.* (Biotechnology)	40	339
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	46	3,523
Cohen & Steers, Inc. (Capital Markets)	27	2,562
Coherus Biosciences, Inc.* (Biotechnology)	70	1,171
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	52	1,666
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	38	746
Columbia Banking System, Inc. (Banks)	85	2,901
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	43	801
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	2,396
Columbus McKinnon Corp.* (Machinery)	30	1,418
Comfort Systems USA, Inc.* (Construction & Engineering)	39	3,567
Commercial Metals Co. (Metals & Mining)	131	4,215
Commercial Vehicle Group, Inc.* (Machinery)	35	351
Community Bank System, Inc.* (Banks)	58	4,157
Community Health Systems, Inc.* (Health Care Providers & Services)	135	1,769
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	26	1,244
Community Trust Bancorp, Inc.* (Banks)	17	743
CommVault Systems, Inc.* (Software)	50	3,075
Compass Minerals International, Inc. (Metals & Mining)	37	2,427
Computer Programs & Systems, Inc.* (Health Care Technology)	15	542
CompX International, Inc. (Commercial Services & Supplies)	2	43
comScore, Inc.* (Media)	76	297
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	100	987
Comtech Telecommunications Corp. (Communications Equipment)	28	604
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	28	241
Conduent, Inc.* (IT Services)	182	1,229
CONMED Corp. (Health Care Equipment & Supplies)	32	4,681
ConnectOne Bancorp, Inc. (Banks)	41	1,383
Conn's, Inc.* (Specialty Retail)	19	423
Consensus Cloud Solutions, Inc.* (Software)	16	1,013
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	37	1,018
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	79	585
Constellium SE* (Metals & Mining)	133	2,449
Construction Partners, Inc.* - Class A (Construction & Engineering)	32	1,140
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	160	661
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	15	111
Cooper-Standard Holding, Inc.* (Auto Components)	18	467
Corcept Therapeutics, Inc.* (Pharmaceuticals)	105	1,890
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	130	1,119
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	43	741
CorMedix, Inc.* (Pharmaceuticals)	41	199
Cornerstone Building Brands, Inc.* (Building Products)	60	859
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	123	3,336
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	30	734
Cortexyme, Inc.* (Biotechnology)	22	290
CorVel Corp.* (Health Care Providers & Services)	10	1,832
Costamare, Inc. (Marine)	57	764
Couchbase, Inc.* (Software)	11	444
Coursera, Inc.* (Diversified Consumer Services)	63	2,199
Covanta Holding Corp. (Commercial Services & Supplies)	130	2,623
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	13	369
Covetrus, Inc.* (Health Care Providers & Services)	112	2,261
Cowen, Inc.* - Class A (Capital Markets)	30	1,132
CRA International, Inc. (Professional Services)	8	879
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	26	3,462
Crawford & Co.* - Class A (Insurance)	18	156
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	41	1,022
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	67	10,816

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	39	$808
CrossFirst Bankshares, Inc.* (Banks)	51	726
CryoLife, Inc.* (Health Care Equipment & Supplies)	41	846
CryoPort, Inc.* (Health Care Equipment & Supplies)	44	3,588
CS Disco, Inc.* (Software)	14	803
CSG Systems International, Inc.* (IT Services)	35	1,752
CSW Industrials, Inc. (Building Products)	16	2,218
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	6	322
CTS Corp.* (Electronic Equipment, Instruments & Components)	35	1,247
Cue BioPharma, Inc.* (Biotechnology)	33	403
Cullinan Oncology, Inc.* (Biotechnology)	28	622
CuriosityStream, Inc.* (Entertainment)	28	279
Curis, Inc.* (Biotechnology)	94	611
Curo Group Holdings Corp. (Consumer Finance)	23	395
Cushman & Wakefield PLC* (Real Estate Management & Development)	151	2,777
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	50	453
Customers Bancorp, Inc. (Banks)	32	1,705
Cutera, Inc.* (Health Care Equipment & Supplies)	19	817
CVB Financial Corp. (Banks)	140	2,803
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	32	613
CVRx, Inc.* (Health Care Equipment & Supplies)	9	152
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	75	293
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	9	161
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	17	388
Cytokinetics, Inc.* (Biotechnology)	86	3,002
CytomX Therapeutics, Inc.* (Biotechnology)	70	415
CytoSorbents Corp.* (Health Care Equipment & Supplies)	45	265
Daily Journal Corp.* (Media)	1	343
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	40	222
Dana, Inc.* (Auto Components)	158	3,506
Danimer Scientific, Inc.* (Chemicals)	72	1,063
DarioHealth Corp.* (Health Care Equipment & Supplies)	15	245
Daseke, Inc.* (Road & Rail)	44	416
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	47	1,745
Day One Biopharmaceuticals, Inc.* (Biotechnology)	12	293
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	43	1,436
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	32	267
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	71	1,381
Deluxe Corp.* (Commercial Services & Supplies)	46	1,641
Denali Therapeutics, Inc.* (Biotechnology)	99	4,787
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	55	4,656
Denny's Corp.* (Hotels, Restaurants & Leisure)	68	1,081
DermTech, Inc.* (Biotechnology)	26	711
Design Therapeutics, Inc.* (Biotechnology)	15	235
Designer Brands, Inc.* (Specialty Retail)	65	879
Desktop Metal, Inc.* - Class A (Machinery)	164	1,146
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	154	1,003
Diamond Hill Investment Group, Inc. (Capital Markets)	3	651
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	227	2,052
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	76	1,582
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	78	702
Digi International, Inc.* (Communications Equipment)	37	797
Digimarc Corp.* (Software)	14	707
Digital Media Solutions, Inc.* - Class A (Media)	4	24
Digital Turbine, Inc.* (Software)	99	8,519
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	527	3,531
DigitalOcean Holdings, Inc.* (IT Services)	54	5,270
Dillard's, Inc.* - Class A (Multiline Retail)	7	1,618
Dime Community Bancshares, Inc. (Banks)	38	1,356
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	18	1,521
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	47	4,516
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	258	939
DMC Global, Inc.* (Energy Equipment & Services)	20	836
Domo, Inc.* (Software)	30	2,651
Domtar Corp.* (Paper & Forest Products)	54	2,947
Donegal Group, Inc. - Class A (Insurance)	16	228
Donnelley Financial Solutions, Inc.* (Capital Markets)	32	1,226
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	34	412
Dorman Products, Inc.* (Auto Components)	29	3,027
Douglas Dynamics, Inc. (Machinery)	25	1,058
Dril-Quip, Inc.* (Energy Equipment & Services)	38	895
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	90	234
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	25	549
Duckhorn Portfolio, Inc. (The)* (Beverages)	22	425
Ducommun, Inc.* (Aerospace & Defense)	12	581

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	13	$186
Durect Corp.* (Pharmaceuticals)	246	315
DXP Enterprises, Inc.* (Trading Companies & Distributors)	19	626
Dycom Industries, Inc.* (Construction & Engineering)	32	2,541
Dynavax Technologies Corp.* (Biotechnology)	117	2,336
Dyne Therapeutics, Inc.* (Biotechnology)	33	479
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	37	648
DZS, Inc.* (Communications Equipment)	18	196
E2open Parent Holdings, Inc.* (Software)	176	2,200
Eagle Bancorp, Inc.* (Banks)	34	1,924
Eagle Bulk Shipping, Inc.* (Marine)	11	474
Eagle Pharmaceuticals, Inc.* (Biotechnology)	13	681
Eargo, Inc.* (Health Care Equipment & Supplies)	21	185
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	26	264
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	92	1,935
Eastern Bankshares, Inc. (Banks)	187	3,884
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	43	8,506
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	49	333
Ebix, Inc.* (Software)	29	951
Echo Global Logistics, Inc.* (Air Freight & Logistics)	29	1,399
EchoStar Corp.* - Class A (Communications Equipment)	43	1,009
Ecovyst, Inc. (Chemicals)	56	654
Edgewell Personal Care Co. (Personal Products)	59	2,064
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	14	231
Editas Medicine, Inc.* (Biotechnology)	74	2,717
eGain Corp.* (Software)	22	227
eHealth, Inc.* (Insurance)	27	1,197
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	35	236
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	21	309
elf Beauty, Inc.* (Personal Products)	52	1,680
Eliem Therapeutics, Inc.* (Biotechnology)	8	139
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	51	927
EMCOR Group, Inc. (Construction & Engineering)	58	7,047
EMCORE Corp.* (Communications Equipment)	40	299
Emerald Holding, Inc.* (Media)	26	105
Emergent BioSolutions, Inc.* (Biotechnology)	53	2,527
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	155	1,500
Employers Holdings, Inc.* (Insurance)	31	1,197
Enanta Pharmaceuticals, Inc.* (Biotechnology)	21	1,803
Encore Capital Group, Inc.* (Consumer Finance)	33	1,783
Encore Wire Corp.* (Electrical Equipment)	22	2,949
Endo International PLC* (Pharmaceuticals)	249	1,058
Energizer Holdings, Inc. (Household Products)	74	2,699
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	161	1,262
Energy Recovery, Inc.* (Machinery)	46	935
Enerpac Tool Group Corp. (Machinery)	66	1,379
EnerSys (Electrical Equipment)	47	3,762
Ennis, Inc. (Commercial Services & Supplies)	28	530
Enova International, Inc.* (Consumer Finance)	39	1,265
EnPro Industries, Inc. (Machinery)	22	1,973
Enstar Group, Ltd.* (Insurance)	13	3,000
Entercom Communications Corp.* (Media)	128	413
Enterprise Bancorp, Inc.* (Banks)	10	372
Enterprise Financial Services Corp.* (Banks)	38	1,787
Entravision Communications Corp. - Class A (Media)	65	518
Envestnet, Inc.* (Software)	59	4,927
Eos Energy Enterprises, Inc.* (Electrical Equipment)	47	496
Epizyme, Inc.* (Biotechnology)	98	412
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	14	1,548
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	445	4,588
Equity Bancshares, Inc. - Class A (Banks)	15	502
Equity Commonwealth* (Equity Real Estate Investment Trusts)	127	3,293
Erasca, Inc.* (Biotechnology)	22	435
Eros STX Global Corp.* (Entertainment)	345	282
Escalade, Inc.* (Leisure Products)	11	206
ESCO Technologies, Inc.* (Machinery)	28	2,368
Esperion Therapeutics, Inc.*(a) (Biotechnology)	29	259
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	12	337
Essent Group, Ltd. (Thrifts & Mortgage Finance)	120	5,759
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	127	3,783
Ethan Allen Interiors, Inc. (Household Durables)	24	557
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	11	351
Evelo Biosciences, Inc.* (Biotechnology)	33	292
Eventbrite, Inc.* (Interactive Media & Services)	82	1,660
EverCommerce, Inc.* (Software)	18	372

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	93	$2,232
EverQuote, Inc.* - Class A (Interactive Media & Services)	21	290
EVERTEC, Inc. (IT Services)	66	2,984
EVI Industries, Inc.* (Trading Companies & Distributors)	6	189
Evo Payments, Inc.* (IT Services)	51	1,106
Evolent Health, Inc.* (Health Care Technology)	84	2,459
Evolus, Inc.* (Pharmaceuticals)	35	274
Evoqua Water Technologies Corp.* (Machinery)	126	5,271
Exagen, Inc.* (Health Care Providers & Services)	11	128
ExlService Holdings, Inc.* (IT Services)	36	4,415
eXp World Holdings, Inc. (Real Estate Management & Development)	68	3,509
Exponent, Inc. (Professional Services)	56	6,429
Expro Group Holdings N.V.* (Energy Equipment & Services)	30	514
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	17	1,133
Extreme Networks, Inc.* (Communications Equipment)	134	1,317
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	23	264
EZCORP, Inc.* - Class A (Consumer Finance)	54	403
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	302
Fabrinet* (Electronic Equipment, Instruments & Components)	40	3,840
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	43	253
Farmers National Bancorp (Banks)	28	499
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	31	348
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	20	1,471
Fate Therapeutics, Inc.* (Biotechnology)	88	4,734
Fathom Holdings, Inc.* (Real Estate Management & Development)	6	152
FB Financial Corp. (Banks)	36	1,632
Federal Agricultural Mortgage Corp.* (Thrifts & Mortgage Finance)	10	1,261
Federal Signal Corp.* (Machinery)	65	2,783
Federated Hermes, Inc.* - Class B (Capital Markets)	103	3,431
Ferro Corp.* (Chemicals)	89	1,871
FibroGen, Inc.* (Biotechnology)	94	1,045
Fidelity D&D Bancorp, Inc. (Banks)	4	202
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	19	200
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	38	182
Financial Institutions, Inc.* (Banks)	17	543
Finch Therapeutics Group, Inc.* (Biotechnology)	8	107
First Advantage Corp.* (Professional Services)	32	598
First Bancorp* (Banks)	223	3,044
First Bancorp (Banks)	31	1,501
First Bancshares, Inc.* (Banks)	22	886
First Bank/Hamilton NJ (Banks)	17	256
First Busey Corp. (Banks)	55	1,402
First Commonwealth Financial Corp.* (Banks)	104	1,591
First Community Bancshares, Inc. (Banks)	18	584
First Financial Bancorp* (Banks)	103	2,449
First Financial Bankshares, Inc. (Banks)	141	7,151
First Financial Corp.* (Banks)	13	557
First Foundation, Inc. (Banks)	43	1,144
First Internet Bancorp (Banks)	10	340
First Interstate BancSystem - Class A (Banks)	45	1,871
First Merchants Corp.* (Banks)	59	2,453
First Mid Bancshares, Inc.* (Banks)	18	775
First Midwest Bancorp, Inc.* (Banks)	124	2,387
First of Long Island Corp. (Banks)	25	503
FirstCash, Inc. (Consumer Finance)	43	3,804
Fisker, Inc.*(a) (Automobiles)	177	2,841
Five Star Bancorp (Banks)	6	165
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	57	2,690
Flexion Therapeutics, Inc.* (Biotechnology)	52	481
Flexsteel Industries, Inc. (Household Durables)	7	196
Fluent, Inc.* (Media)	47	112
Fluidigm Corp.* (Life Sciences Tools & Services)	83	427
Fluor Corp.* (Construction & Engineering)	154	2,994
Flushing Financial Corp. (Banks)	32	769
Flywire Corp.* (IT Services)	13	617
Focus Financial Partners, Inc.* (Capital Markets)	65	4,085
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	21	266
Forestar Group, Inc.* (Real Estate Management & Development)	19	372
Forian, Inc.* (Health Care Technology)	20	203
Forma Therapeutics Holdings, Inc.* (Biotechnology)	37	687
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	85	3,381
Forrester Research, Inc.* (Professional Services)	12	639
Forte Biosciences, Inc.* (Biotechnology)	12	33
Forterra, Inc.* (Construction Materials)	32	762
Fortress Biotech, Inc.* (Biotechnology)	78	254
Forward Air Corp.* (Air Freight & Logistics)	30	3,016
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	52	615
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	83	2,407
Fox Factory Holding Corp.* (Auto Components)	46	7,404

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Franchise Group, Inc. (Diversified Consumer Services)	31	$1,141
Franklin BSP Realty Trust, Inc.* (Mortgage Real Estate Investment Trusts)	34	558
Franklin Covey Co.* (Professional Services)	14	592
Franklin Electric Co., Inc.* (Machinery)	50	4,319
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	112	504
Frequency Therapeutics, Inc.* (Biotechnology)	35	220
Fresh Del Monte Produce, Inc. (Food Products)	36	1,206
Frontier Group Holdings, Inc.* (Airlines)	38	595
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	130	1,145
FRP Holdings, Inc.* (Real Estate Management & Development)	7	400
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	8	276
FTC Solar, Inc.* (Electrical Equipment)	21	200
FTS International, Inc.* - Class A (Energy Equipment & Services)	10	265
fuboTV, Inc.*(a) (Software)	143	4,263
FuelCell Energy, Inc.* (Electrical Equipment)	353	2,820
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	29	642
Fulgent Genetics, Inc.* (Health Care Providers & Services)	22	1,824
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	36	358
Fulton Financial Corp.* (Banks)	173	2,785
Funko, Inc.* (Distributors)	29	475
FutureFuel Corp. (Chemicals)	28	198
G1 Therapeutics, Inc.* (Biotechnology)	43	623
GAMCO Investors, Inc.* - Class A (Capital Markets)	6	159
GAN, Ltd.* (Hotels, Restaurants & Leisure)	44	628
Gannett Co., Inc.* (Media)	153	887
Gatos Silver, Inc.* (Metals & Mining)	50	605
GATX Corp.* (Trading Companies & Distributors)	38	3,604
GCM Grosvenor, Inc. - Class A (Capital Markets)	47	538
GCP Applied Technologies, Inc.* (Chemicals)	53	1,198
Gemini Therapeutics, Inc.* (Biotechnology)	24	91
Genco Shipping & Trading, Ltd. (Marine)	35	601
Generation Bio Co.* (Biotechnology)	48	1,006
Genesco, Inc.* (Specialty Retail)	16	969
Genius Brands International, Inc.* (Leisure Products)	307	427
Gentherm, Inc.* (Auto Components)	36	2,651
Genworth Financial, Inc.* (Insurance)	551	2,265
German American Bancorp, Inc.* (Banks)	27	1,064
Geron Corp.* (Biotechnology)	328	505
Getty Realty Corp. (Equity Real Estate Investment Trusts)	43	1,381
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	212	1,533
Gibraltar Industries, Inc.* (Building Products)	36	2,346
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	48	1,376
Glacier Bancorp, Inc. (Banks)	120	6,634
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	40	874
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	31	686
Glatfelter Corp. (Paper & Forest Products)	48	789
Glaukos Corp.* (Health Care Equipment & Supplies)	49	2,240
Global Blood Therapeutics, Inc.* (Biotechnology)	65	2,374
Global Industrial Co. (Trading Companies & Distributors)	14	568
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	65	1,078
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	110	1,762
Global Water Resources, Inc.* (Water Utilities)	14	265
Globalstar, Inc.* (Diversified Telecommunication Services)	660	1,089
GMS, Inc.* (Trading Companies & Distributors)	46	2,278
Gogo, Inc.* (Wireless Telecommunication Services)	64	1,041
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	112	1,459
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	19	987
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	43	725
Goosehead Insurance, Inc. (Insurance)	19	2,742
GoPro, Inc.* - Class A (Household Durables)	137	1,180
Gorman-Rupp Co.* (Machinery)	25	1,063
Gossamer Bio, Inc.* (Biotechnology)	68	845
GrafTech International, Ltd.* (Electrical Equipment)	221	2,365
Graham Holdings Co. - Class B (Diversified Consumer Services)	4	2,342
Granite Construction, Inc. (Construction & Engineering)	50	1,856
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	60	804
Graphite Bio, Inc.* (Biotechnology)	18	229
Gray Television, Inc.* (Media)	93	2,180
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	24	340
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	70	1,065
Great Southern Bancorp, Inc. (Banks)	12	677
Great Western Bancorp, Inc.* (Banks)	60	2,043
Green Brick Partners, Inc.* (Household Durables)	33	860
Green Dot Corp.* - Class A (Consumer Finance)	58	2,457
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	52	1,973

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
GreenBox POS* (IT Services)	20	$162
Greenhill & Co., Inc.* (Capital Markets)	16	252
Greenlane Holdings, Inc.* - Class A (Distributors)	18	31
Greenlight Capital Re, Ltd.* - Class A (Insurance)	29	215
GreenSky, Inc.* - Class A (IT Services)	78	955
Greenwich Lifesciences, Inc.* (Biotechnology)	4	141
Greif, Inc. - Class A (Containers & Packaging)	28	1,811
Greif, Inc. - Class B (Containers & Packaging)	6	392
Grid Dynamics Holdings, Inc.* (IT Services)	46	1,323
Griffon Corp.* (Building Products)	51	1,351
Gritstone bio, Inc.* (Biotechnology)	44	484
Group 1 Automotive, Inc.* (Specialty Retail)	19	3,416
Groupon, Inc.* (Internet & Direct Marketing Retail)	26	552
GrowGeneration Corp.* (Specialty Retail)	59	1,244
GT Biopharma, Inc.* (Biotechnology)	19	123
GTY Technology Holdings, Inc.* (Software)	35	266
Guaranty Bancshares, Inc. (Banks)	9	338
Guess?, Inc. (Specialty Retail)	44	911
H&E Equipment Services, Inc.* (Trading Companies & Distributors)	35	1,578
H.B. Fuller Co. (Chemicals)	57	4,019
Haemonetics Corp.* (Health Care Equipment & Supplies)	55	3,779
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	60	138
Halozyme Therapeutics, Inc.* (Biotechnology)	153	5,825
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	8	120
Hamilton Lane, Inc.* (Capital Markets)	37	3,866
Hancock Whitney Corp.* (Banks)	94	4,650
Hanger, Inc.* (Health Care Providers & Services)	41	766
Hanmi Financial Corp.* (Banks)	33	732
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	83	5,013
HarborOne Bancorp, Inc. (Banks)	54	776
Harmonic, Inc.* (Communications Equipment)	97	880
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	24	995
Harpoon Therapeutics, Inc.* (Biotechnology)	20	125
Harsco Corp.* (Machinery)	85	1,454
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	43	324
Haverty Furniture Cos., Inc.* (Specialty Retail)	18	517
Hawaiian Holdings, Inc.* (Airlines)	55	1,064
Hawkins, Inc.* (Chemicals)	21	770
Haynes International, Inc.* (Metals & Mining)	14	562
HBT Financial, Inc.* (Banks)	10	180
HCI Group, Inc. (Insurance)	6	804
Health Catalyst, Inc.* (Health Care Technology)	54	2,843
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	158	5,223
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	81	1,554
HealthEquity, Inc.* (Health Care Providers & Services)	89	5,890
HealthStream, Inc.* (Health Care Technology)	27	718
Heartland Express, Inc. (Road & Rail)	52	849
Heartland Financial USA, Inc. (Banks)	44	2,205
Hecla Mining Co.* (Metals & Mining)	578	3,341
Heidrick & Struggles International, Inc.* (Professional Services)	21	984
Helen of Troy, Ltd.* (Household Durables)	26	5,848
Helios Technologies, Inc. (Machinery)	35	3,187
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	156	590
Helmerich & Payne, Inc.* (Energy Equipment & Services)	114	3,538
Hemisphere Media Group, Inc.* (Media)	18	199
Herc Holdings, Inc. (Trading Companies & Distributors)	27	4,915
Heritage Commerce Corp.* (Banks)	64	767
Heritage Financial Corp. (Banks)	39	969
Heritage Insurance Holdings, Inc. (Insurance)	28	183
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	17	589
Herman Miller, Inc.* (Commercial Services & Supplies)	81	3,153
Heron Therapeutics, Inc.* (Biotechnology)	100	1,101
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	35	313
Heska Corp.* (Health Care Equipment & Supplies)	11	2,459
HF Foods Group, Inc.* (Food & Staples Retailing)	39	275
Hibbett, Inc. (Specialty Retail)	17	1,316
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	5	71
Hillenbrand, Inc. (Machinery)	79	3,591
Hilltop Holdings, Inc.* (Banks)	69	2,445
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	93	4,676
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	2	722
HireQuest, Inc.* (Professional Services)	6	108
HNI Corp.* (Commercial Services & Supplies)	47	1,758
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	8	334
Home BancShares, Inc.* (Banks)	166	3,944
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	8	37

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
HomeStreet, Inc. (Thrifts & Mortgage Finance)	22	$1,038
HomeTrust Bancshares, Inc.* (Banks)	17	517
Homology Medicines, Inc.* (Biotechnology)	46	264
Honest Co., Inc. (The)* (Personal Products)	27	247
Hooker Furnishings Corp. (Household Durables)	13	328
Hookipa Pharma, Inc.* (Biotechnology)	21	102
Hope Bancorp, Inc. (Banks)	129	1,882
Horace Mann Educators Corp. (Insurance)	45	1,763
Horizon Bancorp, Inc. (Banks)	47	896
Hostess Brands, Inc.* (Food Products)	142	2,685
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	138	1,958
Houlihan Lokey, Inc.* (Capital Markets)	56	6,275
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	6	506
Howard Bancorp, Inc.* (Banks)	14	290
Hub Group, Inc.* - Class A (Air Freight & Logistics)	36	2,829
Humanigen, Inc.* (Biotechnology)	49	352
Huron Consulting Group, Inc.* (Professional Services)	24	1,204
Hydrofarm Holdings Group, Inc.* (Machinery)	42	1,385
Hyliion Holdings Corp.* (Machinery)	127	1,027
HyreCar, Inc.* (Diversified Consumer Services)	19	129
Hyster-Yale Materials Handling, Inc.* (Machinery)	11	528
I3 Verticals, Inc.* - Class A (IT Services)	23	515
IBEX, Ltd.* (Commercial Services & Supplies)	6	98
iBio, Inc.* (Biotechnology)	235	183
iCAD, Inc.* (Health Care Technology)	24	253
ICF International, Inc. (Professional Services)	20	2,010
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	30	1,312
Icosavax, Inc.* (Biotechnology)	15	392
Ideanomics, Inc.* (Software)	451	893
Ideaya Biosciences, Inc.* (Biotechnology)	36	772
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	23	441
IDT Corp.* - Class B (Diversified Telecommunication Services)	22	1,064
IES Holdings, Inc.* (Construction & Engineering)	9	449
IGM Biosciences, Inc.* (Biotechnology)	9	422
iHeartMedia, Inc.* - Class A (Media)	122	2,364
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	114	6,898
Ikena Oncology, Inc.* (Biotechnology)	11	118
Imago Biosciences, Inc.* (Biotechnology)	11	293
IMAX Corp.* (Entertainment)	54	1,018
Immuneering Corp.* - Class A (Biotechnology)	9	244
Immunic, Inc.* (Biotechnology)	20	186
ImmunityBio, Inc.* (Biotechnology)	74	579
ImmunoGen, Inc.* (Biotechnology)	215	1,296
Immunovant, Inc.* (Biotechnology)	44	354
Impel Neuropharma, Inc.* (Biotechnology)	6	64
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	20	1,394
Inari Medical, Inc.* (Health Care Equipment & Supplies)	37	3,349
Independence Holding Co. (Insurance)	5	245
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	114	2,694
Independent Bank Corp. (Banks)	36	3,042
Independent Bank Corp.* (Banks)	22	496
Independent Bank Group, Inc. (Banks)	41	2,964
Indus Realty Trust, Inc. (Real Estate Management & Development)	5	349
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	71	1,994
Infinera Corp.* (Communications Equipment)	197	1,495
Infinity Pharmaceuticals, Inc.* (Biotechnology)	95	241
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	30	332
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	20	333
Ingevity Corp.* (Chemicals)	43	3,350
Ingles Markets, Inc. (Food & Staples Retailing)	15	1,038
Inhibrx, Inc.* (Biotechnology)	30	1,206
Innospec, Inc. (Chemicals)	27	2,446
Innovage Holding Corp.* (Health Care Providers & Services)	20	132
INNOVATE Corp.* (Construction & Engineering)	51	201
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	26	6,841
Innoviva, Inc.* (Pharmaceuticals)	47	820
Inogen, Inc.* (Health Care Equipment & Supplies)	21	833
Inotiv, Inc.* (Life Sciences Tools & Services)	14	677
Inovalon Holdings, Inc.* - Class A (Health Care Technology)	82	3,345
Inovio Pharmaceuticals, Inc.* (Biotechnology)	225	1,607
Inozyme Pharma, Inc.* (Biotechnology)	16	149
Inseego Corp.* (Communications Equipment)	91	564
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	37	3,504
Insmed, Inc.* (Biotechnology)	125	3,769
Insperity, Inc. (Professional Services)	39	4,875
Inspire Medical Systems, Inc.* (Health Care Technology)	29	7,817
Installed Building Products, Inc. (Household Durables)	26	3,303
Insteel Industries, Inc. (Building Products)	20	813
Instil Bio, Inc.* (Biotechnology)	19	387
Instructure Holdings, Inc.* (Software)	13	328

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Intapp, Inc.* (Software)	11	$297
Integer Holdings Corp.* (Health Care Equipment & Supplies)	36	3,241
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	18	442
Intellia Therapeutics, Inc.* (Biotechnology)	75	9,973
Intelligent Systems Corp.* (Software)	8	339
Inter Parfums, Inc.* (Personal Products)	19	1,755
Intercept Pharmaceuticals, Inc.* (Biotechnology)	30	506
InterDigital, Inc. (Communications Equipment)	34	2,276
Interface, Inc.* (Commercial Services & Supplies)	63	905
International Bancshares Corp. (Banks)	58	2,459
International Game Technology PLC* (Hotels, Restaurants & Leisure)	109	3,214
International Money Express, Inc.* (IT Services)	35	586
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	50	878
Intersect ENT, Inc.* (Pharmaceuticals)	36	971
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	77	3,316
Intrepid Potash, Inc.* (Chemicals)	11	536
Invacare Corp.* (Health Care Equipment & Supplies)	37	183
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	317	995
Investors Bancorp, Inc. (Banks)	249	3,810
Investors Title Co.* (Insurance)	1	194
Invitae Corp.* (Biotechnology)	218	5,777
iRadimed Corp.* (Health Care Equipment & Supplies)	7	261
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	32	2,244
Iridium Communications, Inc.* (Diversified Telecommunication Services)	128	5,191
iRobot Corp.* (Household Durables)	30	2,503
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	158	2,018
iStar, Inc. (Equity Real Estate Investment Trusts)	75	1,893
iTeos Therapeutics, Inc.* (Biotechnology)	22	589
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	46	247
Itron, Inc.* (Electronic Equipment, Instruments & Components)	49	3,811
IVERIC bio, Inc.* (Biotechnology)	113	2,000
J & J Snack Foods Corp.* (Food Products)	16	2,361
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	24	2,375
James River Group Holdings, Ltd. (Insurance)	40	1,278
Janux Therapeutics, Inc.* (Biotechnology)	14	341
JELD-WEN Holding, Inc.* (Building Products)	91	2,494
JFrog, Ltd.* (Software)	58	1,896
JOANN, Inc. (Specialty Retail)	13	133
John B Sanfilippo & Son, Inc. (Food Products)	10	845
John Bean Technologies Corp. (Machinery)	34	5,024
John Wiley & Sons, Inc. - Class A (Media)	47	2,546
Johnson Outdoors, Inc. - Class A (Leisure Products)	6	637
Jounce Therapeutics, Inc.* (Biotechnology)	36	316
Kadant, Inc. (Machinery)	13	2,888
Kadmon Holdings, Inc.* (Biotechnology)	188	1,777
Kaiser Aluminum Corp. (Metals & Mining)	17	1,651
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	53	92
Kaleido Biosciences, Inc.* (Pharmaceuticals)	21	90
Kaltura, Inc.* (Software)	19	179
KalVista Pharmaceuticals, Inc.* (Biotechnology)	22	396
Kaman Corp.* - Class A (Trading Companies & Distributors)	30	1,074
KAR Auction Services, Inc.* (Commercial Services & Supplies)	129	1,892
Karat Packaging, Inc.* (Trading Companies & Distributors)	5	114
Karuna Therapeutics, Inc.* (Biotechnology)	24	3,369
Karyopharm Therapeutics, Inc.* (Biotechnology)	78	426
KB Home (Household Durables)	91	3,654
KBR, Inc. (Professional Services)	154	6,536
Kearny Financial Corp. (Thrifts & Mortgage Finance)	79	1,060
Kelly Services, Inc.* - Class A (Professional Services)	38	685
KemPharm, Inc.* (Pharmaceuticals)	31	295
Kennametal, Inc.* (Machinery)	91	3,617
Kennedy-Wilson Holdings, Inc.* (Real Estate Management & Development)	131	2,930
Keros Therapeutics, Inc.* (Biotechnology)	17	709
Kezar Life Sciences, Inc.* (Biotechnology)	37	296
Kforce, Inc.* (Professional Services)	22	1,425
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	26	748
Kimball International, Inc.* - Class B (Commercial Services & Supplies)	39	424
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	32	332
Kinnate Biopharma, Inc.* (Biotechnology)	28	666
Kinsale Capital Group, Inc. (Insurance)	23	4,304
Kirkland's, Inc.* (Specialty Retail)	15	337
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	236	4,791
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	35	760
Knowles Corp.* (Electronic Equipment, Instruments & Components)	97	2,021
Kodiak Sciences, Inc.* (Biotechnology)	36	4,215
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	56	2,968

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	84	$440
Koppers Holdings, Inc.* (Chemicals)	23	807
Korn Ferry (Professional Services)	60	4,633
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	440	1,584
Kraton Corp.* (Chemicals)	34	1,552
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	133	2,844
Krispy Kreme, Inc.(a) (Hotels, Restaurants & Leisure)	24	306
Kronos Bio, Inc.* (Chemicals)	42	691
Kronos Worldwide, Inc. (Chemicals)	24	313
Krystal Biotech, Inc.* (Biotechnology)	19	952
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	67	3,819
Kura Oncology, Inc.* (Biotechnology)	69	1,133
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	4	170
KVH Industries, Inc.* (Communications Equipment)	16	164
Kymera Therapeutics, Inc.* (Biotechnology)	37	2,179
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	124	1,488
Laird Superfood, Inc.* (Food Products)	7	122
Lakeland Bancorp, Inc.* (Banks)	53	953
Lakeland Financial Corp. (Banks)	27	1,940
Lancaster Colony Corp.* (Food Products)	21	3,570
Landec Corp.* (Food Products)	28	272
Landos Biopharma, Inc.* (Pharmaceuticals)	5	67
Lands' End, Inc.* (Internet & Direct Marketing Retail)	16	420
Landsea Homes Corp.* (Household Durables)	12	109
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	73	1,707
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	14	1,056
Latham Group, Inc.* (Leisure Products)	25	385
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	148	10,278
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	108	1,871
Lawson Products, Inc.* (Trading Companies & Distributors)	5	254
La-Z-Boy, Inc.* (Household Durables)	49	1,629
Lazydays Holdings, Inc.* (Specialty Retail)	8	169
LCI Industries (Auto Components)	27	3,770
Legacy Housing Corp.* (Household Durables)	9	160
Lemaitre Vascular, Inc.* (Health Care Equipment & Supplies)	21	1,092
LendingClub Corp.* (Consumer Finance)	106	4,873
LendingTree, Inc.* (Thrifts & Mortgage Finance)	13	2,098
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	74	391
Lexington Realty Trust (Equity Real Estate Investment Trusts)	298	4,342
LGI Homes, Inc.* (Household Durables)	24	3,583
LHC Group, Inc.* (Health Care Providers & Services)	33	4,441
Liberty Latin America, Ltd.* - Class A (Media)	45	541
Liberty Latin America, Ltd.* - Class C (Media)	168	2,021
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	11	336
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	40	1,189
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	99	1,279
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	79	244
LifeStance Health Group, Inc.* (Health Care Providers & Services)	50	599
Lifetime Brands, Inc. (Household Durables)	14	237
Ligand Pharmaceuticals, Inc.* (Biotechnology)	16	2,335
Limelight Networks, Inc.* (IT Services)	136	405
Limoneira Co. (Food Products)	17	274
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	33	493
Lindsay Corp.* (Machinery)	12	1,748
Lineage Cell Therapeutics, Inc.* (Biotechnology)	136	310
Lions Gate Entertainment Corp.* - Class A (Entertainment)	63	816
Lions Gate Entertainment Corp.* - Class B (Entertainment)	128	1,449
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	29	640
LivaNova PLC* (Health Care Equipment & Supplies)	58	4,450
Live Oak Bancshares, Inc. (Banks)	34	3,032
Livent Corp.* (Chemicals)	176	4,967
LiveOne, Inc.* (Entertainment)	63	144
LivePerson, Inc.* (Software)	70	3,606
LiveRamp Holdings, Inc.* (IT Services)	72	3,853
Loral Space & Communications, Inc.* (Media)	14	697
Lordstown Motors Corp.* - Class A (Automobiles)	104	538
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	42	1,338
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	31	560
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	34	331
Luther Burbank Corp.* (Thrifts & Mortgage Finance)	17	247
Luxfer Holdings PLC (Machinery)	30	603
Lyell Immunopharma, Inc.* (Biotechnology)	26	362
M.D.C Holdings, Inc.* (Household Durables)	62	3,037

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
M/I Homes, Inc.* (Household Durables)	31	$1,775
Macatawa Bank Corp.* (Banks)	29	244
Mack-Cali Realty Corp.* (Equity Real Estate Investment Trusts)	95	1,728
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	53	3,700
MacroGenics, Inc.* (Biotechnology)	65	1,269
Macy's, Inc. (Multiline Retail)	341	9,027
Madison Square Garden Entertainment Corp.* (Entertainment)	28	1,973
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	12	933
Magellan Health, Inc.* (Health Care Providers & Services)	26	2,466
Magenta Therapeutics, Inc.* (Biotechnology)	33	211
Magnite, Inc.* (Media)	141	3,811
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	151	3,153
Maiden Holdings, Ltd.* (Insurance)	76	248
Malibu Boats, Inc.* (Leisure Products)	23	1,624
MannKind Corp.* (Biotechnology)	268	1,262
ManTech International Corp.* - Class A (Professional Services)	30	2,587
Marathon Digital Holdings, Inc.* (IT Services)	104	5,432
Marcus & Millichap, Inc.* (Real Estate Management & Development)	26	1,225
Marine Products Corp.* (Leisure Products)	9	114
MarineMax, Inc.* (Specialty Retail)	23	1,191
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	40	460
Marlin Business Services Corp.* (Diversified Financial Services)	9	206
Marrone Bio Innovations, Inc.* (Chemicals)	109	95
Marten Transport, Ltd. (Road & Rail)	65	1,081
Masonite International Corp.* (Building Products)	26	3,120
MasterCraft Boat Holdings, Inc.* (Leisure Products)	20	536
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	120	5,022
Materion Corp.* (Metals & Mining)	22	1,588
Matrix Service Co.* (Construction & Engineering)	28	286
Matson, Inc. (Marine)	47	3,914
Matthews International Corp.* - Class A (Commercial Services & Supplies)	34	1,169
MAX Holdings, Inc. (Real Estate Management & Development)	20	636
Maxar Technologies, Inc. (Aerospace & Defense)	78	2,071
MaxCyte, Inc.* (Biotechnology)	17	191
MAXIMUS, Inc.* (IT Services)	67	5,665
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	77	4,851
Mayville Engineering Co., Inc.* (Machinery)	10	178
MBIA, Inc.* (Insurance)	52	808
McGrath RentCorp (Commercial Services & Supplies)	26	1,876
MedAvail Holdings, Inc.* (Food & Staples Retailing)	13	33
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	23	403
Medifast, Inc. (Personal Products)	13	2,552
MEDNAX, Inc.* (Health Care Providers & Services)	83	2,260
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	32	7,251
MEI Pharma, Inc.* (Biotechnology)	118	333
MeiraGTx Holdings PLC* (Biotechnology)	32	688
Mercantile Bank Corp.* (Banks)	17	584
Merchants Bancorp (Thrifts & Mortgage Finance)	11	489
Meredith Corp.* (Media)	43	2,504
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	51	1,183
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	46	865
MeridianLink, Inc.* (Software)	14	338
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	56	3,767
Meritage Homes Corp.* (Household Durables)	41	4,457
Meritor, Inc.* (Machinery)	74	1,801
Mersana Therapeutics, Inc.* (Biotechnology)	78	668
Mesa Air Group, Inc.* (Airlines)	37	279
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	5	1,529
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	34	1,885
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	238	1,119
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	41	1,725
Metrocity Bankshares, Inc. (Banks)	21	494
MetroMile, Inc.* (Insurance)	42	129
Metropolitan Bank Holding Corp.* (Banks)	8	727
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	481	2,169
MGE Energy, Inc. (Electric Utilities)	40	3,036
MGP Ingredients, Inc. (Beverages)	15	963
MicroStrategy, Inc.* (Software)	9	6,436
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	179	1,362
Mid Penn Bancorp, Inc. (Banks)	11	308
Middlesex Water Co.* (Water Utilities)	19	2,092
Midland States Bancorp, Inc.* (Banks)	24	616
MidwestOne Financial Group, Inc.* (Banks)	16	502
Miller Industries, Inc.* (Machinery)	12	434
Mimecast, Ltd.* (Software)	66	4,979
MiMedx Group, Inc.* (Biotechnology)	121	829
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	378	953
Minerals Technologies, Inc.* (Chemicals)	37	2,625
Mirum Pharmaceuticals, Inc.* (Biotechnology)	4	64

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Mission Produce, Inc.* (Food Products)	40	$760
Mistras Group, Inc.* (Professional Services)	22	216
Mitek System, Inc.* (Software)	47	885
Model N, Inc.* (Software)	39	1,264
Modine Manufacturing Co.* (Auto Components)	54	594
ModivCare, Inc.* (Health Care Providers & Services)	14	2,279
Moelis & Co. (Capital Markets)	67	4,873
Molecular Templates, Inc.* (Biotechnology)	40	209
Momentive Global, Inc.* (Software)	141	3,232
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	14	1,011
MoneyGram International, Inc.* (IT Services)	97	579
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	104	1,960
Monro, Inc. (Specialty Retail)	36	2,223
Monte Rosa Therapeutics, Inc.* (Biotechnology)	13	305
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	25	1,714
Moog, Inc.* - Class A (Aerospace & Defense)	31	2,341
Morphic Holding, Inc.* (Biotechnology)	23	1,323
Motorcar Parts of America, Inc.* (Auto Components)	20	378
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	17	566
MP Materials Corp.* (Metals & Mining)	79	2,674
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	77	3,376
MRC Global, Inc.* (Trading Companies & Distributors)	87	722
Mueller Industries, Inc.* (Machinery)	61	3,211
Mueller Water Products, Inc.* - Class A (Machinery)	171	2,806
Multiplan Corp.* (Health Care Technology)	247	1,065
Murphy Oil Corp.* (Oil, Gas & Consumable Fuels)	159	4,425
Murphy USA, Inc.* (Specialty Retail)	26	4,237
Mustang Bio, Inc.* (Biotechnology)	76	170
MVB Financial Corp.* (Banks)	11	470
Myers Industries, Inc.* (Containers & Packaging)	39	803
MYR Group, Inc.* (Construction & Engineering)	18	1,839
Myriad Genetics, Inc.* (Biotechnology)	84	2,585
Nabors Industries, Ltd.* (Energy Equipment & Services)	8	820
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	49	2,367
Nanthealth, Inc.* (Health Care Technology)	29	46
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	767
Nathan's Famous, Inc.* (Hotels, Restaurants & Leisure)	3	188
National Bank Holdings Corp.* (Banks)	32	1,388
National Beverage Corp. (Beverages)	26	1,466
National CineMedia, Inc.* (Media)	65	207
National Energy Services Reunited Corp.* (Energy Equipment & Services)	41	480
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	48	2,581
National Healthcare Corp.* (Health Care Providers & Services)	14	979
National Presto Industries, Inc. (Aerospace & Defense)	6	499
National Research Corp.* (Health Care Providers & Services)	15	650
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	88	5,496
National Vision Holdings, Inc.* (Specialty Retail)	89	5,485
National Western Life Group, Inc.* - Class A (Insurance)	3	645
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	10	122
Nature's Sunshine Products, Inc. (Personal Products)	13	205
Natus Medical, Inc.* (Health Care Equipment & Supplies)	37	927
Nautilus, Inc.* (Leisure Products)	33	338
Navient Corp. (Consumer Finance)	179	3,526
NBT Bancorp, Inc.* (Banks)	46	1,688
Neenah, Inc.* (Paper & Forest Products)	18	910
Nelnet, Inc. - Class A (Consumer Finance)	18	1,487
NEOGAMES SA* (Hotels, Restaurants & Leisure)	6	223
Neogen Corp.* (Health Care Equipment & Supplies)	117	4,950
NeoGenomics, Inc.* (Life Sciences Tools & Services)	123	5,658
Neoleukin Therapeutics, Inc.* (Biotechnology)	38	279
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	56	567
NETGEAR, Inc.* (Communications Equipment)	33	951
NetScout Systems, Inc.* (Communications Equipment)	76	2,057
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	43	1,042
Neuronetics, Inc.* (Health Care Equipment & Supplies)	28	146
NeuroPace, Inc.* (Health Care Equipment & Supplies)	8	121
Nevro Corp.* (Health Care Equipment & Supplies)	38	4,322
New Jersey Resources Corp.* (Gas Utilities)	105	3,970
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	413	1,813
NewAge, Inc.* (Beverages)	146	216
Newmark Group, Inc. (Real Estate Management & Development)	162	2,411

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Newpark Resources, Inc.* (Energy Equipment & Services)	98	$333
NexImmune, Inc.* (Biotechnology)	19	216
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	24	1,700
NextGen Healthcare, Inc.* (Health Care Technology)	61	1,004
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	188	838
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	34	628
NI Holdings, Inc.* (Insurance)	9	179
Nicolet Bankshares, Inc.* (Banks)	12	863
Nikola Corp.*(a) (Machinery)	245	2,891
Nkarta, Inc.* (Biotechnology)	15	235
NL Industries, Inc.* (Commercial Services & Supplies)	9	52
nLight, Inc.* (Electronic Equipment, Instruments & Components)	46	1,294
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	91	2,209
NN, Inc.* (Machinery)	46	230
Noodles & Co.* (Hotels, Restaurants & Leisure)	44	535
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	166	390
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	57	1,320
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	49	860
Northrim Bancorp, Inc. (Banks)	7	311
Northwest Bancshares, Inc.* (Thrifts & Mortgage Finance)	133	1,835
Northwest Natural Holding Co. (Gas Utilities)	33	1,488
Northwest Pipe Co.* (Construction & Engineering)	11	261
NorthWestern Corp.* (Multi-Utilities)	56	3,184
Novagold Resources, Inc.* (Metals & Mining)	258	1,886
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	38	6,557
NOW, Inc.* (Trading Companies & Distributors)	120	866
Nu Skin Enterprises, Inc. - Class A (Personal Products)	54	2,168
Nurix Therapeutics, Inc.* (Biotechnology)	34	1,137
Nuvalent, Inc.* - Class A (Biotechnology)	12	293
NuVasive, Inc.* (Health Care Equipment & Supplies)	56	2,988
Nuvation Bio, Inc.* (Pharmaceuticals)	73	669
NV5 Global, Inc.* (Construction & Engineering)	14	1,458
NVE Corp. (Semiconductors & Semiconductor Equipment)	5	340
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	22	2,653
Oceaneering International, Inc.* (Energy Equipment & Services)	108	1,469
Oceanfirst Financial Corp.* (Thrifts & Mortgage Finance)	64	1,419
Ocugen, Inc.* (Biotechnology)	201	2,380
Ocular Therapeutix, Inc.* (Pharmaceuticals)	83	551
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	9	283
Office Properties Income Trust (Equity Real Estate Investment Trusts)	52	1,332
OFG Bancorp (Banks)	55	1,425
O-I Glass, Inc.* (Containers & Packaging)	172	2,244
Oil States International, Inc.* (Energy Equipment & Services)	66	400
Oil-Dri Corp. of America* (Household Products)	6	209
Old National Bancorp* (Banks)	180	3,074
Old Second Bancorp, Inc. (Banks)	30	406
Olema Pharmaceuticals, Inc.* (Biotechnology)	27	729
Olympic Steel, Inc. (Metals & Mining)	10	270
Omega Flex, Inc. (Machinery)	3	434
Omega Therapeutics, Inc.* (Biotechnology)	8	235
Omeros Corp.* (Pharmaceuticals)	66	414
Omnicell, Inc.* (Health Care Technology)	47	8,372
ON24, Inc.* (Software)	29	555
Oncocyte Corp.* (Biotechnology)	65	213
Oncorus, Inc.* (Biotechnology)	22	235
Oncternal Therapeutics, Inc.* (Biotechnology)	48	176
ONE Gas, Inc. (Gas Utilities)	57	3,836
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	23	304
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	18	563
OneSpan, Inc.* (Software)	38	776
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	57	616
Onewater Marine, Inc. (Specialty Retail)	11	488
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	53	4,198
Ontrak, Inc.* (Health Care Providers & Services)	10	86
Ooma, Inc.* (Diversified Telecommunication Services)	24	554
Open Lending Corp.* - Class A (Capital Markets)	113	3,562
OPKO Health, Inc.* (Biotechnology)	434	1,645
Oportun Financial Corp.* (Consumer Finance)	23	534
Oppenheimer Holdings, Inc.* - Class A (Capital Markets)	10	521
OptimizeRx Corp.* (Health Care Technology)	19	1,837
Option Care Health, Inc.* (Health Care Providers & Services)	163	4,455
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	33	773
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	78	832

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	134	$665
Organogenesis Holdings, Inc.* (Biotechnology)	41	450
ORIC Pharmaceuticals, Inc.* (Biotechnology)	34	498
Origin Bancorp, Inc. (Banks)	24	1,070
Orion Engineered Carbons SA* (Chemicals)	66	1,241
Ormat Technologies, Inc.* (Independent Power and Renewable Electricity Producers)	49	3,544
Orrstown Financial Services, Inc. (Banks)	12	285
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	120	2,372
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	21	756
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	1,068
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	18	1,676
Otter Tail Corp.* (Electric Utilities)	45	2,790
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	32	197
Outbrain, Inc.* (Interactive Media & Services)	9	152
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	158	3,933
Outlook Therapeutics, Inc.* (Biotechnology)	97	201
Outset Medical, Inc.* (Health Care Equipment & Supplies)	50	2,664
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	47	4,476
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	285	10,692
Owens & Minor, Inc.* (Health Care Providers & Services)	79	2,835
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	17	1,576
Oyster Point Pharma, Inc.* (Biotechnology)	12	141
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	211	5,587
Pacific Premier Bancorp, Inc. (Banks)	102	4,283
Pacira BioSciences, Inc.* (Pharmaceuticals)	47	2,457
Pactiv Evergreen, Inc. (Containers & Packaging)	47	654
PAE, Inc.* (Aerospace & Defense)	75	744
PagerDuty, Inc.* (Software)	88	3,674
Palomar Holdings, Inc.* (Insurance)	27	2,469
PAM Transportation Services, Inc.* (Road & Rail)	4	247
Papa John's International, Inc.* (Hotels, Restaurants & Leisure)	36	4,467
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	49	758
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	26	1,633
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	203	1,721
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	52	261
Park Aerospace Corp. (Aerospace & Defense)	21	275
Park National Corp.* (Banks)	16	2,057
Park-Ohio Holdings Corp.* (Machinery)	9	210
Parsons Corp.* (Aerospace & Defense)	29	1,005
Party City Holdco, Inc.* (Specialty Retail)	120	872
Passage Bio, Inc.* (Biotechnology)	40	349
Patrick Industries, Inc.* (Auto Components)	25	1,948
Patterson Cos., Inc. (Health Care Providers & Services)	93	2,907
Patterson-UTI Energy, Inc.* (Energy Equipment & Services)	203	1,738
PAVmed, Inc.* (Health Care Equipment & Supplies)	78	424
Paya Holdings, Inc.* (IT Services)	89	811
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	105	1,534
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	12	553
PCSB Financial Corp. (Thrifts & Mortgage Finance)	15	287
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	108	5,649
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	32	753
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	88	1,046
Peapack Gladstone Financial Corp.* (Banks)	20	671
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	141	3,167
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	36	2,234
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	107	2,156
Peoples Bancorp, Inc.* (Banks)	28	895
Peoples Financial Services Corp.* (Banks)	8	366
Perdoceo Education Corp.* (Diversified Consumer Services)	76	807
Perficient, Inc.* (IT Services)	35	4,326
Performance Food Group Co.* (Food & Staples Retailing)	165	7,463
Perpetua Resources Corp.* (Metals & Mining)	29	138
Personalis, Inc.* (Life Sciences Tools & Services)	39	765
Petiq, Inc.* (Health Care Providers & Services)	29	726
PetMed Express, Inc.* (Internet & Direct Marketing Retail)	21	597
PGT Innovations, Inc.* (Building Products)	63	1,345
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	22	518
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	22	483
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	20	603
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	65	844
Phreesia, Inc.* (Health Care Technology)	53	3,739

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Physicians Realty Trust (Equity Real Estate Investment Trusts)	234	$4,448
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	135	2,398
Ping Identity Holding Corp.* (Software)	54	1,530
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	13	165
Piper Sandler Cos.* (Capital Markets)	19	3,129
Pitney Bowes, Inc.* (Commercial Services & Supplies)	191	1,326
PJT Partners, Inc. - Class A (Capital Markets)	26	2,127
Plantronics, Inc.* (Communications Equipment)	46	1,231
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	30	265
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	26	730
Plexus Corp.* (Electronic Equipment, Instruments & Components)	30	2,620
Pliant Therapeutics, Inc.* (Pharmaceuticals)	26	414
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	32	818
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	29	685
PNM Resources, Inc. (Electric Utilities)	93	4,627
PolyMet Mining Corp.* (Metals & Mining)	31	104
Porch Group, Inc.* (Internet & Direct Marketing Retail)	84	1,767
Portage Biotech, Inc.* (Biotechnology)	5	102
Portland General Electric Co.* (Electric Utilities)	98	4,832
Poseida Therapeutics, Inc.* (Biotechnology)	31	199
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	13	253
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	72	3,763
Powell Industries, Inc.* (Electrical Equipment)	10	259
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	66	6,812
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	47	1,086
PRA Group, Inc.* (Consumer Finance)	49	2,101
Praxis Precision Medicines, Inc.* (Biotechnology)	35	728
Precigen, Inc.* (Biotechnology)	103	497
Precision BioSciences, Inc.* (Biotechnology)	54	512
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	56	706
Preferred Bank (Banks)	15	1,029
Preformed Line Products Co. (Electrical Equipment)	3	208
Prelude Therapeutics, Inc.* (Biotechnology)	12	211
Premier Financial Corp. (Thrifts & Mortgage Finance)	40	1,275
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	54	3,239
PriceSmart, Inc. (Food & Staples Retailing)	25	1,799
Primis Financial Corp. (Banks)	26	394
Primo Water Corp. (Beverages)	171	2,719
Primoris Services Corp. (Construction & Engineering)	58	1,563
Priority Technology Holdings, Inc.* (IT Services)	11	58
Privia Health Group, Inc.* (Health Care Providers & Services)	22	565
ProAssurance Corp. (Insurance)	58	1,329
PROG Holdings, Inc.* (Consumer Finance)	72	2,912
Progress Software Corp.* (Software)	48	2,468
Progyny, Inc.* (Health Care Providers & Services)	69	4,239
Prometheus Biosciences, Inc.* (Biotechnology)	12	382
ProPetro Holding Corp.* (Energy Equipment & Services)	93	892
PROS Holdings, Inc.* (Software)	43	1,290
Protagonist Therapeutics, Inc.* (Biotechnology)	49	1,527
Prothena Corp. PLC* (Biotechnology)	38	2,103
Proto Labs, Inc.* (Machinery)	30	1,794
Provention Bio, Inc.* (Pharmaceuticals)	60	376
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	17	306
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	82	2,030
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	22	3,909
PTC Therapeutics, Inc.* (Biotechnology)	75	2,845
Pulmonx Corp.* (Health Care Equipment & Supplies)	28	1,090
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	15	316
Puma Biotechnology, Inc.* (Biotechnology)	35	179
Pure Cycle Corp.* (Water Utilities)	21	329
PureCycle Technologies, Inc.* (Chemicals)	36	482
Purple Innovation, Inc.* (Household Durables)	63	1,216
Pzena Investment Management, Inc. - Class A (Capital Markets)	18	196
Q2 Holdings, Inc.* (Software)	59	4,629
QAD, Inc. (Software)	13	1,139
QCR Holdings, Inc. (Banks)	17	937
Quaker Chemical Corp.* (Chemicals)	15	3,688
Qualys, Inc.* (Software)	37	4,606
Quanex Building Products Corp. (Building Products)	36	746
Quanterix Corp.* (Life Sciences Tools & Services)	34	1,721
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	62	354
QuinStreet, Inc.* (Interactive Media & Services)	54	756
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	97	625
Quotient, Ltd.* (Health Care Equipment & Supplies)	85	215

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	77	$493
R1 RCM, Inc.* (Health Care Providers & Services)	129	2,799
Rackspace Technology, Inc.* (IT Services)	59	784
Radian Group, Inc.* (Thrifts & Mortgage Finance)	203	4,846
Radiant Logistics, Inc.* (Air Freight & Logistics)	43	289
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	64	1,109
Radius Health, Inc.* (Biotechnology)	51	1,102
RadNet, Inc.* (Health Care Providers & Services)	49	1,523
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	11	83
Rain Therapeutics, Inc.* (Biotechnology)	8	125
Rallybio Corp.* (Biotechnology)	8	143
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	118	2,746
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	260	6,063
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	17	562
Ranpak Holdings Corp.* (Containers & Packaging)	41	1,413
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	9	184
Rapid7, Inc.* (Software)	60	7,724
RAPT Therapeutics, Inc.* (Biotechnology)	23	726
Raven Industries, Inc.* (Industrial Conglomerates)	39	2,255
Rayonier Advanced Materials, Inc.* (Chemicals)	67	481
RBB Bancorp (Banks)	15	385
RBC Bearings, Inc.* (Machinery)	30	7,017
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	9	610
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	64	990
Realogy Holdings Corp.* (Real Estate Management & Development)	125	2,165
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	30	2,880
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	31	594
Red River Bancshares, Inc. (Banks)	5	262
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	17	338
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	67	3,645
Redfin Corp.* (Real Estate Management & Development)	111	5,698
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	123	1,668
REGENXBIO, Inc.* (Biotechnology)	43	1,524
Regional Management Corp. (Consumer Finance)	9	460
Regis Corp.* (Diversified Consumer Services)	26	70
Rekor Systems, Inc.* (Professional Services)	34	462
Relay Therapeutics, Inc.* (Biotechnology)	65	2,161
Reliant Bancorp, Inc. (Banks)	17	576
Relmada Therapeutics, Inc.* (Pharmaceuticals)	17	399
Renasant Corp. (Banks)	60	2,245
Reneo Pharmaceuticals, Inc.* (Biotechnology)	7	46
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	49	3,136
Rent-A-Center, Inc. (Specialty Retail)	72	3,835
Repay Holdings Corp.* (IT Services)	94	1,975
Replimune Group, Inc.* (Biotechnology)	32	944
Republic Bancorp, Inc.* - Class A (Banks)	10	540
Republic First Bancorp, Inc.* (Banks)	49	152
Resideo Technologies, Inc.* (Building Products)	157	3,872
Resources Connection, Inc. (Professional Services)	34	592
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	129	2,292
Retail Value, Inc. (Equity Real Estate Investment Trusts)	19	119
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	19	180
REV Group, Inc. (Machinery)	31	468
Revance Therapeutics, Inc.* (Pharmaceuticals)	76	1,045
Revlon, Inc.* - Class A (Personal Products)	8	83
REVOLUTION Medicines, Inc.* (Biotechnology)	65	1,913
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	39	2,927
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	6	528
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	48	552
Ribbon Communications, Inc.* (Communications Equipment)	76	416
Rigel Pharmaceuticals, Inc.* (Biotechnology)	186	625
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	3	80
Rimini Street, Inc.* (Software)	48	500
Riot Blockchain, Inc.* (Software)	92	2,504
Rite Aid Corp.* (Food & Staples Retailing)	60	815
RLI Corp.* (Insurance)	43	4,657
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	180	2,596
Rocket Pharmaceuticals, Inc.* (Biotechnology)	44	1,307
Rocky Brands, Inc.* (Textiles, Apparel & Luxury Goods)	7	382
Rogers Corp.* (Electronic Equipment, Instruments & Components)	20	4,022
Romeo Power, Inc.* (Electrical Equipment)	137	595
RPC, Inc.* (Energy Equipment & Services)	73	393

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
RPT Realty (Equity Real Estate Investment Trusts)	88	$1,170
Rubius Therapeutics, Inc.* (Biotechnology)	50	711
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	46	2,396
Rush Enterprises, Inc.* - Class B (Trading Companies & Distributors)	7	362
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	59	1,188
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	37	716
RxSight, Inc.* (Health Care Equipment & Supplies)	9	108
Ryerson Holding Corp.* (Metals & Mining)	18	474
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	58	4,961
S&T Bancorp, Inc.* (Banks)	42	1,284
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	240	3,396
Safe Bulkers, Inc.* (Marine)	68	303
Safehold, Inc. (Equity Real Estate Investment Trusts)	19	1,419
Safety Insurance Group, Inc. (Insurance)	16	1,255
Saia, Inc.* (Road & Rail)	29	9,067
Sailpoint Technologies Holding, Inc.* (Software)	99	4,750
Sally Beauty Holdings, Inc.* (Specialty Retail)	122	1,862
Sana Biotechnology, Inc.* (Biotechnology)	94	1,950
Sanderson Farms, Inc. (Food Products)	22	4,169
Sandy Spring Bancorp, Inc.* (Banks)	50	2,373
Sangamo Therapeutics, Inc.* (Biotechnology)	129	1,047
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	70	2,643
Sapiens International Corp. N.V. (Software)	34	1,188
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	13	603
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	27	966
Schnitzer Steel Industries, Inc.* - Class A (Metals & Mining)	28	1,506
Scholar Rock Holding Corp.* (Biotechnology)	30	789
Scholastic Corp. (Media)	29	1,050
Schrodinger, Inc.* (Health Care Technology)	49	2,674
Schweitzer-Mauduit International, Inc.* (Paper & Forest Products)	34	1,185
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	105	8,405
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	53	849
Sculptor Capital Management, Inc.* (Capital Markets)	24	636
Seacoast Banking Corp.* (Banks)	59	2,149
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	35	524
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	56	3,556
SecureWorks Corp.* - Class A (Software)	11	203
Seelos Therapeutics, Inc.* (Pharmaceuticals)	107	231
Seer, Inc.* (Life Sciences Tools & Services)	45	1,661
Select Energy Services, Inc.* (Energy Equipment & Services)	67	403
Select Medical Holdings Corp. (Health Care Providers & Services)	120	3,986
Selecta Biosciences, Inc.* (Biotechnology)	99	355
Selective Insurance Group, Inc.* (Insurance)	65	5,094
Selectquote, Inc.* (Insurance)	146	1,940
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	70	5,952
Seneca Foods Corp.* - Class A (Food Products)	7	361
Sensei Biotherapeutics, Inc.* (Biotechnology)	23	200
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	470	1,645
Sensient Technologies Corp. (Chemicals)	46	4,398
Sera Prognostics, Inc.* - Class A (Biotechnology)	5	52
Seres Therapeutics, Inc.* (Biotechnology)	76	462
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	41	631
Service Properties Trust (Equity Real Estate Investment Trusts)	178	1,917
ServisFirst Bancshares, Inc. (Banks)	54	4,337
Sesen Bio, Inc.* (Biotechnology)	215	260
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	114	902
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	41	2,836
Sharps Compliance Corp.* (Health Care Providers & Services)	16	132
Shattuck Labs, Inc.* (Biotechnology)	29	560
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	53	1,465
Shift Technologies, Inc.* (Specialty Retail)	67	458
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	37	7,906
Shoe Carnival, Inc. (Specialty Retail)	19	644
ShotSpotter, Inc.* (Software)	9	350
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	25	3,029
SI-BONE, Inc.* (Health Care Equipment & Supplies)	35	789
Sientra, Inc.* (Health Care Equipment & Supplies)	62	363
Sierra Bancorp (Banks)	15	374
SIGA Technologies, Inc.* (Pharmaceuticals)	53	382
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	12	324
Sigilon Therapeutics, Inc.* (Biotechnology)	17	92
Signet Jewelers, Ltd. (Specialty Retail)	57	5,083
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	48	9,061

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	37	$2,172
Silverback Therapeutics, Inc.* (Biotechnology)	22	190
Silvergate Capital Corp.* - Class A (Banks)	27	4,229
Simmons First National Corp.* - Class A (Banks)	117	3,497
Simpson Manufacturing Co., Inc.* (Building Products)	47	4,986
Simulations Plus, Inc. (Health Care Technology)	17	859
Sinclair Broadcast Group, Inc. - Class A (Media)	50	1,307
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	13	180
SiriusPoint, Ltd.* (Insurance)	96	902
SITE Centers Corp. (Equity Real Estate Investment Trusts)	188	2,987
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	14	3,708
SJW Corp.* (Water Utilities)	30	1,978
Skyline Champion Corp.* (Household Durables)	57	3,609
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9	308
SkyWest, Inc.* (Airlines)	54	2,324
Sleep Number Corp.* (Specialty Retail)	25	2,209
SM Energy Co. (Oil, Gas & Consumable Fuels)	130	4,462
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	19	1,016
SmartFinancial, Inc. (Banks)	15	390
Smith & Wesson Brands, Inc. (Leisure Products)	52	1,118
Smith Micro Software, Inc.* (Software)	50	285
Snap One Holdings Corp.* (Household Durables)	14	204
SOC Telemed, Inc.* (Health Care Providers & Services)	66	145
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	34	258
Solid Biosciences, Inc.* (Biotechnology)	65	132
Soliton, Inc.* (Health Care Equipment & Supplies)	13	268
Sonic Automotive, Inc. - Class A (Specialty Retail)	24	1,186
Sonos, Inc.* (Household Durables)	131	4,273
Sorrento Therapeutics, Inc.* (Biotechnology)	302	2,072
South Jersey Industries, Inc. (Gas Utilities)	112	2,549
South Plains Financial, Inc. (Banks)	12	313
Southern First Bancshares, Inc.* (Banks)	8	431
Southern Missouri Bancorp, Inc.* (Thrifts & Mortgage Finance)	8	435
Southside Bancshares, Inc. (Banks)	34	1,405
SouthState Corp.* (Banks)	76	5,934
Southwest Gas Holdings, Inc.* (Gas Utilities)	64	4,432
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	737	3,597
SP Plus Corp.* (Commercial Services & Supplies)	25	806
SpartanNash Co.* (Food & Staples Retailing)	39	902
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	177	324
Spero Therapeutics, Inc.* (Biotechnology)	26	457
Spire, Inc. (Gas Utilities)	55	3,452
Spirit Airlines, Inc.* (Airlines)	107	2,338
Spirit of Texas Bancshares, Inc. (Banks)	14	341
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	47	811
SpringWorks Therapeutics, Inc.* (Biotechnology)	32	2,146
Sprout Social, Inc.* - Class A (Software)	49	6,256
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	125	2,768
Spruce Biosciences, Inc.* (Biotechnology)	9	43
SPS Commerce, Inc.* (Software)	39	5,956
SPX Corp.* (Machinery)	48	2,788
SPX FLOW, Inc. (Machinery)	45	3,362
SQZ Biotechnologies Co.* (Biotechnology)	25	335
STAAR Surgical Co.* (Health Care Equipment & Supplies)	52	6,160
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	177	7,706
Stagwell, Inc.* (Media)	67	582
Standard Motor Products, Inc.* (Auto Components)	23	1,102
Standex International Corp.* (Machinery)	13	1,447
Startek, Inc.* (IT Services)	18	99
State Auto Financial Corp.* (Insurance)	19	975
Steelcase, Inc. - Class A (Commercial Services & Supplies)	96	1,142
Stem, Inc.* (Electrical Equipment)	53	1,257
Stepan Co.* (Chemicals)	23	2,760
StepStone Group, Inc. - Class A (Capital Markets)	44	2,067
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	54	319
Sterling Construction Co., Inc.* (Construction & Engineering)	30	721
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	89	4,014
Stewart Information Services Corp. (Insurance)	29	2,064
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	64	2,214
Stock Yards Bancorp, Inc.* (Banks)	26	1,593
Stoke Therapeutics, Inc.* (Biotechnology)	21	479
StoneMor, Inc.* (Diversified Consumer Services)	35	91
Stoneridge, Inc.* (Auto Components)	28	531
StoneX Group, Inc.* (Capital Markets)	18	1,244
Strategic Education, Inc. (Diversified Consumer Services)	27	1,842

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Stride, Inc.* (Diversified Consumer Services)	44	$1,562
Sturm Ruger & Co., Inc. (Leisure Products)	19	1,499
Summit Financial Group, Inc. (Banks)	12	302
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	113	1,130
Summit Materials, Inc.* - Class A (Construction Materials)	129	4,599
Summit Therapeutics, Inc.* (Biotechnology)	29	150
Sumo Logic, Inc.* (Software)	93	1,606
Sun Country Airlines Holdings, Inc.* (Airlines)	28	848
SunCoke Energy, Inc. (Metals & Mining)	90	650
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	94	4,188
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	87	2,928
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	237	2,925
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	47	1,663
Superior Group of Cos., Inc.* (Textiles, Apparel & Luxury Goods)	13	338
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	53	1,582
Surface Oncology, Inc.* (Biotechnology)	38	282
Surgery Partners, Inc.* (Health Care Providers & Services)	34	1,399
Surmodics, Inc.* (Health Care Equipment & Supplies)	15	835
Sutro BioPharma, Inc.* (Biotechnology)	47	948
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	38	7,395
Syndax Pharmaceuticals, Inc.* (Biotechnology)	49	953
Syros Pharmaceuticals, Inc.* (Biotechnology)	63	260
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	24	652
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	21	724
Talaris Therapeutics, Inc.* (Biotechnology)	10	169
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	16	86
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	40	519
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	111	1,865
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	27	112
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	9	250
Tattooed Chef, Inc.* (Food Products)	51	916
Taylor Morrison Home Corp.* (Household Durables)	133	4,060
Taysha Gene Therapies, Inc.* (Biotechnology)	24	375
TCR2 Therapeutics, Inc.* (Biotechnology)	33	208
Team, Inc.* (Commercial Services & Supplies)	29	70
TechTarget, Inc.* (Media)	28	2,641
Teekay Corp.* (Oil, Gas & Consumable Fuels)	75	266
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	26	361
TEGNA, Inc. (Media)	240	4,718
Tejon Ranch Co.* (Real Estate Management & Development)	23	419
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	110	2,061
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	391	1,533
Telos Corp.* (Software)	43	1,114
Tenable Holdings, Inc.* (Software)	99	5,272
Tenaya Therapeutics, Inc.* (Biotechnology)	15	386
Tenet Healthcare Corp.* (Health Care Providers & Services)	115	8,240
Tennant Co.* (Machinery)	20	1,589
Tenneco, Inc.* (Auto Components)	74	982
Terex Corp.* (Machinery)	74	3,315
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	15	143
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	76	5,558
Tetra Tech, Inc. (Commercial Services & Supplies)	59	10,363
TETRA Technologies, Inc.* (Energy Equipment & Services)	133	430
Texas Capital Bancshares, Inc.* (Banks)	55	3,333
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	76	6,750
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	52	2,043
TG Therapeutics, Inc.* (Biotechnology)	139	4,340
The Andersons, Inc. (Food & Staples Retailing)	34	1,158
The Bancorp, Inc.* (Banks)	57	1,741
The Bank of Nt Butterfield & Son, Ltd. (Banks)	55	1,975
The Brink's Co.* (Commercial Services & Supplies)	53	3,651
The Buckle, Inc. (Specialty Retail)	32	1,332
The Cato Corp.* - Class A (Specialty Retail)	22	388
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	50	2,032
The Children's Place, Inc.* (Specialty Retail)	15	1,243
The Container Store Group, Inc.* (Specialty Retail)	35	387
The E.W. Scripps Co. - Class A (Media)	62	1,153
The Ensign Group, Inc. (Health Care Providers & Services)	57	4,447
The ExOne Co.* (Machinery)	19	437
The First Bancorp, Inc. (Banks)	11	326
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	128	1,047
The Goodyear Tire & Rubber Co.* (Auto Components)	300	5,736

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
The Greenbrier Cos., Inc.* (Machinery)	35	$1,436
The Hackett Group, Inc.* (IT Services)	27	571
The Joint Corp.* (Health Care Providers & Services)	15	1,312
The Lovesac Co.* (Household Durables)	14	1,092
The Macerich Co. (Equity Real Estate Investment Trusts)	233	4,215
The Manitowoc Co., Inc.* (Machinery)	37	793
The Marcus Corp.* (Entertainment)	25	464
The ODP Corp.* (Specialty Retail)	52	2,252
The Pennant Group, Inc.* (Health Care Providers & Services)	28	716
The RealReal, Inc.* (Internet & Direct Marketing Retail)	85	1,108
The RMR Group, Inc. - Class A (Real Estate Management & Development)	17	591
The Shyft Group, Inc.* (Machinery)	38	1,566
The Simply Good Foods Co.* (Food Products)	93	3,687
The St Joe Co.* (Real Estate Management & Development)	36	1,693
TherapeuticsMD, Inc.* (Pharmaceuticals)	424	309
Theravance Biopharma, Inc.* (Pharmaceuticals)	65	505
Thermon Group Holdings, Inc.* (Electrical Equipment)	36	622
Thryv Holdings, Inc.* (Media)	8	253
Tidewater, Inc.* (Energy Equipment & Services)	45	546
Tilly's, Inc.* - Class A (Specialty Retail)	25	347
TimkenSteel Corp.* (Metals & Mining)	50	698
Tiptree, Inc. (Insurance)	25	390
Titan International, Inc.* (Machinery)	56	404
Titan Machinery, Inc.* (Trading Companies & Distributors)	21	597
Tivity Health, Inc.* (Health Care Providers & Services)	48	1,201
Tompkins Financial Corp.* (Banks)	15	1,232
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	392	216
Tootsie Roll Industries, Inc. (Food Products)	17	538
Torrid Holdings, Inc.* (Specialty Retail)	14	211
TowneBank (Banks)	73	2,301
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	65	850
TPI Composites, Inc.* (Electrical Equipment)	39	1,312
Traeger, Inc.* (Household Durables)	25	472
Transcat, Inc.* (Trading Companies & Distributors)	8	599
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	28	768
TravelCenters of America, Inc.* (Specialty Retail)	14	755
Travere Therapeutics, Inc.* (Biotechnology)	63	1,815
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	12	277
Trean Insurance Group, Inc.* (Insurance)	19	179
Tredegar Corp.* (Chemicals)	28	338
TreeHouse Foods, Inc.* (Food Products)	57	2,060
Trevena, Inc.* (Biotechnology)	178	180
Tri Pointe Homes, Inc.* (Household Durables)	123	2,975
TriCo Bancshares (Banks)	30	1,315
Trillium Therapeutics, Inc.* (Biotechnology)	108	1,956
TriMas Corp.* (Machinery)	47	1,567
TriNet Group, Inc.* (Professional Services)	44	4,455
Trinity Industries, Inc. (Machinery)	86	2,412
Trinseo PLC (Chemicals)	42	2,355
Triple-S Management Corp.* (Health Care Providers & Services)	25	882
TriState Capital Holdings, Inc.* (Banks)	31	932
Triton International, Ltd. (Trading Companies & Distributors)	73	4,540
Triumph Bancorp, Inc.* (Banks)	26	3,050
Triumph Group, Inc.* (Aerospace & Defense)	69	1,411
Tronox Holdings PLC - Class A (Chemicals)	125	2,915
TrueBlue, Inc.* (Professional Services)	38	1,058
TrueCar, Inc.* (Interactive Media & Services)	104	436
Trupanion, Inc.* (Insurance)	42	4,301
TrustCo Bank Corp.* (Thrifts & Mortgage Finance)	21	705
Trustmark Corp.* (Banks)	68	2,163
TTEC Holdings, Inc. (IT Services)	20	1,888
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	116	1,536
Tucows, Inc.* (IT Services)	11	905
Tupperware Brands Corp.* (Household Durables)	54	1,201
Turning Point Brands, Inc. (Tobacco)	16	611
Turning Point Therapeutics, Inc.* (Biotechnology)	50	2,079
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	17	489
Tutor Perini Corp.* (Construction & Engineering)	45	613
Twist Bioscience Corp.* (Biotechnology)	51	6,058
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	341	2,189
U.S. Cellular Corp.* (Wireless Telecommunication Services)	17	520
U.S. Ecology, Inc.* (Commercial Services & Supplies)	34	1,094
U.S. Lime & Minerals, Inc.* (Construction Materials)	2	247
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	14	1,510
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	80	774
UFP Industries, Inc. (Building Products)	65	5,320
UFP Technologies, Inc.* (Containers & Packaging)	8	495
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	48	2,379
UMB Financial Corp.* (Banks)	48	4,742

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	46	$1,101
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	14	336
UniFirst Corp.* (Commercial Services & Supplies)	16	3,167
Unisys Corp.* (IT Services)	71	1,815
United Bankshares, Inc.* (Banks)	136	5,030
United Community Banks, Inc. (Banks)	95	3,310
United Fire Group, Inc.* (Insurance)	23	470
United Insurance Holdings Corp.* (Insurance)	22	84
United Natural Foods, Inc.* (Food & Staples Retailing)	61	2,647
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	211	3,019
Unitil Corp.* (Multi-Utilities)	17	710
Universal Corp.* (Tobacco)	26	1,222
Universal Electronics, Inc.* (Household Durables)	14	577
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	14	798
Universal Insurance Holdings, Inc. (Insurance)	29	428
Universal Logistics Holdings, Inc. (Road & Rail)	8	169
Univest Financial Corp.* (Banks)	31	890
Upland Software, Inc.* (Software)	31	1,034
Upwork, Inc.* (Professional Services)	128	6,031
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	251	934
Urban Edge Properties (Equity Real Estate Investment Trusts)	126	2,209
Urban Outfitters, Inc.* (Specialty Retail)	75	2,395
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	197	343
UroGen Pharma, Ltd.* (Biotechnology)	21	361
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	32	628
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	29	220
USANA Health Sciences, Inc.* (Personal Products)	14	1,359
Utah Medical Products, Inc.* (Health Care Equipment & Supplies)	4	387
Utz Brands, Inc. (Food Products)	62	967
Valhi, Inc. (Chemicals)	3	69
Valley National Bancorp (Banks)	435	5,767
Value Line, Inc. (Capital Markets)	1	34
Vanda Pharmaceuticals, Inc.* (Biotechnology)	60	1,027
Vapotherm, Inc.* (Health Care Equipment & Supplies)	25	572
Varex Imaging Corp.* (Health Care Equipment & Supplies)	42	1,128
Varonis Systems, Inc.* (Software)	115	7,445
Vaxart, Inc.* (Biotechnology)	130	872
Vaxcyte, Inc.* (Pharmaceuticals)	44	1,030
VBI Vaccines, Inc.* (Biotechnology)	202	586
Vector Group, Ltd. (Tobacco)	156	2,068
Vectrus, Inc.* (Aerospace & Defense)	13	630
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	54	1,312
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	9	116
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	82	500
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	28	275
Vera Therapeutics, Inc.* (Biotechnology)	8	155
Veracyte, Inc.* (Biotechnology)	73	3,495
Verastem, Inc.* (Biotechnology)	187	486
Vericel Corp.* (Biotechnology)	51	2,347
Verint Systems, Inc.* (Software)	70	3,262
Veritex Holdings, Inc.* (Banks)	52	2,129
Veritiv Corp.* (Trading Companies & Distributors)	16	1,716
Veritone, Inc.* (Software)	31	927
Verra Mobility Corp.* - Class C (IT Services)	146	2,172
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	14	176
Verso Corp. - Class A (Paper & Forest Products)	29	640
Veru, Inc.* (Personal Products)	70	572
Verve Therapeutics, Inc.* (Biotechnology)	17	789
Via Renewables, Inc. (Multi-Utilities)	13	145
Viad Corp.* (Commercial Services & Supplies)	22	976
Viant Technology, Inc.* - Class A (Software)	13	153
Viavi Solutions, Inc.* (Communications Equipment)	248	3,820
Vicor Corp.* (Electrical Equipment)	23	3,487
Viemed Healthcare, Inc.* (Health Care Providers & Services)	38	218
View, Inc.* (Building Products)	107	571
ViewRay, Inc.* (Health Care Equipment & Supplies)	150	1,097
Viking Therapeutics, Inc.* (Biotechnology)	74	431
Village Super Market, Inc. - Class A (Food & Staples Retailing)	9	200
Vincerx Pharma, Inc.* (Biotechnology)	14	196
Vine Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	27	461
Vir Biotechnology, Inc.* (Biotechnology)	65	2,452
Viracta Therapeutics, Inc.* (Biotechnology)	39	229
VirnetX Holding Corp.* (Software)	69	266
Virtus Investment Partners, Inc. (Capital Markets)	8	2,560
Vishay Intertechnology, Inc.* (Electronic Equipment, Instruments & Components)	145	2,787
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	14	477
Vista Outdoor, Inc.* (Leisure Products)	62	2,594
VistaGen Therapeutics, Inc.* (Biotechnology)	211	483
Visteon Corp.* (Auto Components)	30	3,395

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Vital Farms, Inc.* (Food Products)	27	$443
Vivint Smart Home, Inc.* (Diversified Consumer Services)	100	907
Vocera Communications, Inc.* (Health Care Technology)	37	2,093
Vonage Holdings Corp.* (Software)	263	4,240
Vor BioPharma, Inc.* (Biotechnology)	21	330
VOXX International Corp.* (Auto Components)	17	192
VSE Corp.* (Commercial Services & Supplies)	12	667
Vuzix Corp.* (Household Durables)	64	684
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	102	419
Wabash National Corp.* (Machinery)	54	839
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	32	4,162
Warrior Met Coal, Inc. (Metals & Mining)	56	1,342
Washington Federal, Inc.* (Thrifts & Mortgage Finance)	74	2,617
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	92	2,332
Washington Trust Bancorp, Inc. (Banks)	19	1,039
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	24	496
Watts Water Technologies, Inc.* - Class A (Machinery)	30	5,700
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	42	193
WD-40 Co. (Household Products)	15	3,405
Weber, Inc.* - Class A (Household Durables)	18	300
Weis Markets, Inc.* (Food & Staples Retailing)	18	1,014
Welbilt, Inc.* (Machinery)	142	3,360
Werewolf Therapeutics, Inc.* (Biotechnology)	8	125
Werner Enterprises, Inc.* (Road & Rail)	68	3,082
WesBanco, Inc.* (Banks)	69	2,399
WESCO International, Inc.* (Trading Companies & Distributors)	49	6,348
West Bancorp, Inc. (Banks)	17	539
Westamerica Bancorp* (Banks)	28	1,561
Whitestone REIT (Equity Real Estate Investment Trusts)	47	431
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	43	2,801
Whole Earth Brands, Inc.* (Food Products)	41	497
WideOpenWest, Inc.* (Media)	57	1,086
Willdan Group, Inc.* (Professional Services)	12	401
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	122
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	227	7,889
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	32	5,519
Winmark Corp.* (Specialty Retail)	4	931
Winnebago Industries, Inc. (Automobiles)	35	2,369
WisdomTree Investments, Inc. (Capital Markets)	146	933
Wolverine World Wide, Inc.* (Textiles, Apparel & Luxury Goods)	88	2,919
Workhorse Group, Inc.* (Auto Components)	131	882
Workiva, Inc.* (Software)	47	7,029
World Acceptance Corp.* (Consumer Finance)	5	927
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	68	2,076
Worthington Industries, Inc.* (Metals & Mining)	37	2,010
WSFS Financial Corp.* (Thrifts & Mortgage Finance)	51	2,642
WW International, Inc.* (Diversified Consumer Services)	57	990
XBiotech, Inc. (Biotechnology)	17	249
Xencor, Inc.* (Biotechnology)	61	2,413
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	124	2,207
XL Fleet Corp.* (Auto Components)	38	208
XOMA Corp.* (Biotechnology)	7	175
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	9	486
XPEL, Inc.* (Auto Components)	20	1,518
Xperi Holding Corp. (Software)	114	2,043
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	10	169
Yellow Corp.* (Road & Rail)	55	481
Yelp, Inc.* (Interactive Media & Services)	78	3,013
Yext, Inc.* (Software)	121	1,523
Y-mAbs Therapeutics, Inc.* (Biotechnology)	38	933
York Water Co. (Water Utilities)	14	671
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	39	3,137
Zevia PBC* - Class A (Beverages)	11	123
Ziff Davis, Inc.* (Software)	47	6,029
ZIOPHARM Oncology, Inc.* (Biotechnology)	228	342
Zix Corp.* (Software)	58	491
Zogenix, Inc.* (Pharmaceuticals)	61	935
Zumiez, Inc.* (Specialty Retail)	24	977
Zuora, Inc.* - Class A (Software)	121	2,645
Zurn Water Solutions Corp. (Building Products)	132	4,789
Zymergen, Inc.* (Chemicals)	20	212
Zynex, Inc.* (Health Care Equipment & Supplies)	21	263

TOTAL COMMON STOCKS
(Cost $1,955,459)		3,299,236
Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		—

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

	Shares	Value
Contingent Escrow Shares (0.0%)
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	111	$—

TOTAL CONTINGENT ESCROW SHARES
(Cost $–)		—

Repurchase Agreements(c)(d) (30.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $3,057,000	$3,057,000	$3,057,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,057,000)		3,057,000

Collateral for Securities Loaned(e) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(f)	12,294	$12,294
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,294)		12,294
TOTAL INVESTMENT SECURITIES
(Cost $5,024,753) - 64.1%		6,368,530
Net other assets (liabilities) - 35.9%		3,570,984

NET ASSETS - 100.0%		$9,939,514

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2021, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $12,013.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable as a withholding of taxes due to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to preacquisition shareholders of Wright Medical Group.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $324,000.
(e)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	12/20/21	$114,765	$4,147

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/29/21	0.32%	$6,445,915	$48,089
Russell 2000 Index	UBS AG	11/29/21	0.08%	80,402	1,571
				$6,526,317	$49,660

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Small-Cap ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$20,322	0.2%
Air Freight & Logistics	11,641	0.1%
Airlines	10,427	0.1%
Auto Components	43,695	0.4%
Automobiles	7,028	0.1%
Banks	266,081	2.7%
Beverages	13,615	0.1%
Biotechnology	307,010	3.0%
Building Products	40,807	0.4%
Capital Markets	56,091	0.6%
Chemicals	62,765	0.6%
Commercial Services & Supplies	57,633	0.6%
Communications Equipment	24,676	0.2%
Construction & Engineering	46,940	0.5%
Construction Materials	5,608	0.1%
Consumer Finance	27,392	0.3%
Containers & Packaging	7,812	0.1%
Distributors	506	NM
Diversified Consumer Services	23,686	0.2%
Diversified Financial Services	5,138	0.1%
Diversified Telecommunication Services	16,505	0.2%
Electric Utilities	18,793	0.2%
Electrical Equipment	36,076	0.4%
Electronic Equipment, Instruments & Components	66,793	0.7%
Energy Equipment & Services	29,465	0.3%
Entertainment	30,422	0.3%
Equity Real Estate Investment Trusts	202,943	2.0%
Food & Staples Retailing	30,127	0.3%
Food Products	30,422	0.3%
Gas Utilities	25,734	0.3%
Health Care Equipment & Supplies	116,506	1.2%
Health Care Providers & Services	91,553	0.9%
Health Care Technology	46,709	0.5%
Hotels, Restaurants & Leisure	77,701	0.8%
Household Durables	60,366	0.6%
Household Products	8,913	0.1%
Independent Power and Renewable Electricity Producers	12,144	0.1%
Industrial Conglomerates	2,255	NM
Insurance	62,723	0.6%
Interactive Media & Services	11,372	0.1%
Internet & Direct Marketing Retail	20,885	0.2%
IT Services	56,567	0.6%
Leisure Products	19,990	0.2%
Life Sciences Tools & Services	33,164	0.3%
Machinery	121,271	1.2%
Marine	6,056	0.1%
Media	39,114	0.4%
Metals & Mining	38,448	0.4%
Mortgage Real Estate Investment Trusts	43,039	0.4%
Multiline Retail	12,281	0.1%
Multi-Utilities	11,605	0.1%
Oil, Gas & Consumable Fuels	131,142	1.3%
Paper & Forest Products	7,224	0.1%
Personal Products	16,448	0.2%
Pharmaceuticals	48,328	0.5%
Professional Services	57,194	0.6%
Real Estate Management & Development	29,193	0.3%
Road & Rail	27,681	0.3%
Semiconductors & Semiconductor Equipment	108,379	1.1%
Software	212,446	2.1%
Specialty Retail	77,878	0.8%
Technology Hardware, Storage & Peripherals	9,551	0.1%
Textiles, Apparel & Luxury Goods	26,911	0.3%
Thrifts & Mortgage Finance	58,194	0.6%
Tobacco	4,381	NM
Trading Companies & Distributors	47,504	0.5%
Water Utilities	12,880	0.1%
Wireless Telecommunication Services	5,087	NM
Other **	6,640,278	66.8%
Total	$9,939,514	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (100.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,973	$55,560
AAR Corp.* (Aerospace & Defense)	988	34,946
Aaron's Co., Inc. (The) (Specialty Retail)	972	22,735
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	1,829	72,319
ABM Industries, Inc. (Commercial Services & Supplies)	1,996	87,845
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,629	56,208
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,469	54,250
ADTRAN, Inc. (Communications Equipment)	1,444	26,685
AdvanSix, Inc.* (Chemicals)	835	40,581
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,216	53,515
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,024	72,765
Albany International Corp. - Class A (Machinery)	480	38,712
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	2,157	52,911
Allegheny Technologies, Inc.* (Metals & Mining)	3,782	60,889
Allegiance Bancshares, Inc. (Banks)	556	21,779
Allegiant Travel Co.* (Airlines)	250	43,818
Ambac Financial Group, Inc.* (Insurance)	904	15,287
AMC Networks, Inc.* - Class A (Media)	867	34,497
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,564	59,166
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,391	30,790
American Equity Investment Life Holding Co.* (Insurance)	2,447	77,985
American Public Education, Inc.* (Diversified Consumer Services)	242	6,048
American States Water Co.* (Water Utilities)	504	45,783
American Vanguard Corp. (Chemicals)	440	6,855
American Woodmark Corp.* (Building Products)	232	15,948
America's Car-Mart, Inc.* (Specialty Retail)	66	7,886
Ameris Bancorp (Banks)	1,971	103,261
AMERISAFE, Inc. (Insurance)	362	21,463
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	520	51,324
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	383	7,154
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	742	21,221
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	183	6,841
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	257	10,704
Apogee Enterprises, Inc. (Building Products)	757	31,741
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,910	59,197
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	412	28,276
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	451	43,963
Applied Optoelectronics, Inc.* (Communications Equipment)	743	5,684
ArcBest Corp. (Road & Rail)	759	68,196
Archrock, Inc. (Energy Equipment & Services)	3,985	32,637
Arconic Corp.* (Metals & Mining)	1,430	42,071
Arcosa, Inc. (Construction & Engineering)	661	34,194
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,813	24,856
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,471	25,995
Asbury Automotive Group, Inc.* (Specialty Retail)	573	112,142
Assured Guaranty, Ltd. (Insurance)	2,167	120,441
Astec Industries, Inc.* (Machinery)	262	13,986
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	802	65,058
ATN International, Inc. (Diversified Telecommunication Services)	324	13,213
Avid Bioservices, Inc.* (Biotechnology)	775	23,777
Avista Corp. (Multi-Utilities)	2,072	82,486
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	348	19,116
AZZ, Inc. (Electrical Equipment)	326	17,320
B Riley Financial, Inc. (Capital Markets)	151	10,821
Banc of California, Inc. (Banks)	1,591	32,345
BancFirst Corp. (Banks)	288	18,723
BankUnited, Inc. (Banks)	2,759	111,904
Banner Corp. (Banks)	1,026	59,262
Barnes & Noble Education, Inc.* (Specialty Retail)	1,069	11,096
Barnes Group, Inc.* (Machinery)	1,383	58,002
Bed Bath & Beyond, Inc.* (Specialty Retail)	3,107	43,622
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,057	24,639
Berkshire Hills Bancorp, Inc.* (Banks)	988	26,824
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	691	23,024
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	2,413	52,170
Blucora, Inc.* (Capital Markets)	808	13,348
Boise Cascade Co. (Trading Companies & Distributors)	1,168	66,133
Boot Barn Holdings, Inc.* (Specialty Retail)	351	36,676
Bottomline Technologies, Inc.* (Software)	467	21,622
Brady Corp.* - Class A (Commercial Services & Supplies)	878	45,735
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	5,081	67,323
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	625	26,225
Bristow Group, Inc.* (Energy Equipment & Services)	688	23,805
Brookline Bancorp, Inc. (Banks)	2,325	37,316

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
CalAmp Corp.* (Communications Equipment)	629	$6,051
Calavo Growers, Inc.* (Food Products)	308	12,382
Caleres, Inc. (Specialty Retail)	1,139	26,265
California Water Service Group* (Water Utilities)	627	38,172
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,169	60,472
Cal-Maine Foods, Inc. (Food Products)	457	16,479
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,840	46,579
Cara Therapeutics, Inc.* (Biotechnology)	412	6,934
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	583	20,452
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,413	29,320
Carpenter Technology Corp. (Metals & Mining)	1,426	44,035
Cavco Industries, Inc.* (Household Durables)	106	25,480
Centerspace (Equity Real Estate Investment Trusts)	180	18,223
Central Garden & Pet Co.* (Household Products)	111	5,725
Central Garden & Pet Co.* - Class A (Household Products)	466	21,530
Central Pacific Financial Corp.* (Banks)	838	23,037
Century Aluminum Co.* (Metals & Mining)	600	7,926
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	1,450	18,401
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	970	33,824
Chesapeake Utilities Corp.* (Gas Utilities)	256	33,554
Chico's FAS, Inc.* (Specialty Retail)	3,645	19,902
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	593	17,292
Cinemark Holdings, Inc.* (Entertainment)	3,167	59,540
CIRCOR International, Inc.* (Machinery)	383	10,931
City Holding Co.* (Banks)	245	19,497
Clearwater Paper Corp.* (Paper & Forest Products)	495	20,706
Coca-Cola Consolidated, Inc. (Beverages)	77	30,908
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	466	35,691
Columbia Banking System, Inc. (Banks)	2,311	78,874
Community Bank System, Inc.* (Banks)	849	60,848
Computer Programs & Systems, Inc.* (Health Care Technology)	229	8,267
Comtech Telecommunications Corp. (Communications Equipment)	774	16,695
CONMED Corp. (Health Care Equipment & Supplies)	383	56,024
Conn's, Inc.* (Specialty Retail)	565	12,583
Consensus Cloud Solutions, Inc.* (Software)	175	11,083
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	942	25,914
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,145	15,873
Cooper-Standard Holding, Inc.* (Auto Components)	504	13,074
Core Laboratories N.V. (Energy Equipment & Services)	825	21,458
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	3,578	30,807
CorVel Corp.* (Health Care Providers & Services)	101	18,505
Covetrus, Inc.* (Health Care Providers & Services)	1,226	24,753
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,050	21,767
CryoLife, Inc.* (Health Care Equipment & Supplies)	548	11,311
CSG Systems International, Inc.* (IT Services)	485	24,274
CTS Corp.* (Electronic Equipment, Instruments & Components)	453	16,136
Customers Bancorp, Inc. (Banks)	883	47,055
Cutera, Inc.* (Health Care Equipment & Supplies)	271	11,653
CVB Financial Corp. (Banks)	2,240	44,845
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	1,114	6,183
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,145	42,514
Deluxe Corp.* (Commercial Services & Supplies)	1,263	45,051
Designer Brands, Inc.* (Specialty Retail)	1,821	24,638
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	6,265	56,636
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,151	10,359
Digi International, Inc.* (Communications Equipment)	426	9,180
Dime Community Bancshares, Inc. (Banks)	998	35,609
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	7,091	25,811
Domtar Corp.* (Paper & Forest Products)	1,495	81,612
Donnelley Financial Solutions, Inc.* (Capital Markets)	491	18,815
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	354	4,290
Dril-Quip, Inc.* (Energy Equipment & Services)	1,053	24,809
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	323	7,096
DXP Enterprises, Inc.* (Trading Companies & Distributors)	525	17,304
Eagle Bancorp, Inc.* (Banks)	951	53,817
Eagle Pharmaceuticals, Inc.* (Biotechnology)	218	11,417
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,421	29,884
Echo Global Logistics, Inc.* (Air Freight & Logistics)	386	18,617

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Edgewell Personal Care Co. (Personal Products)	1,617	$56,579
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	277	4,072
elf Beauty, Inc.* (Personal Products)	679	21,938
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,413	25,688
Employers Holdings, Inc.* (Insurance)	841	32,463
Enanta Pharmaceuticals, Inc.* (Biotechnology)	308	26,442
Encore Capital Group, Inc.* (Consumer Finance)	898	48,510
Encore Wire Corp.* (Electrical Equipment)	615	82,447
Endo International PLC* (Pharmaceuticals)	2,710	11,518
Enerpac Tool Group Corp. (Machinery)	1,055	22,039
Enova International, Inc.* (Consumer Finance)	1,095	35,522
EnPro Industries, Inc. (Machinery)	612	54,872
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	401	44,339
ESCO Technologies, Inc.* (Machinery)	317	26,806
Ethan Allen Interiors, Inc. (Household Durables)	650	15,087
Extreme Networks, Inc.* (Communications Equipment)	2,111	20,751
EZCORP, Inc.* - Class A (Consumer Finance)	1,579	11,779
Fabrinet* (Electronic Equipment, Instruments & Components)	415	39,840
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	226	16,627
FB Financial Corp. (Banks)	1,055	47,823
Ferro Corp.* (Chemicals)	1,597	33,569
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	519	5,470
First Bancorp* (Banks)	6,201	84,644
First Bancorp (Banks)	1,024	49,582
First Commonwealth Financial Corp.* (Banks)	2,852	43,636
First Financial Bancorp* (Banks)	2,846	67,678
First Hawaiian, Inc. (Banks)	3,855	106,359
First Midwest Bancorp, Inc.* (Banks)	3,398	65,412
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	629	29,683
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	648	7,659
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	996	28,884
Franklin BSP Realty Trust, Inc.* (Mortgage Real Estate Investment Trusts)	968	15,885
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,874	12,933
Fresh Del Monte Produce, Inc. (Food Products)	988	33,088
FutureFuel Corp. (Chemicals)	444	3,135
Gannett Co., Inc.* (Media)	4,242	24,604
GCP Applied Technologies, Inc.* (Chemicals)	766	17,319
Genesco, Inc.* (Specialty Retail)	415	25,145
Gentherm, Inc.* (Auto Components)	335	24,666
Genworth Financial, Inc.* (Insurance)	15,093	62,032
Getty Realty Corp. (Equity Real Estate Investment Trusts)	613	19,690
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,295	37,115
Glatfelter Corp. (Paper & Forest Products)	1,323	21,737
Glaukos Corp.* (Health Care Equipment & Supplies)	496	22,672
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,983	47,788
GMS, Inc.* (Trading Companies & Distributors)	1,281	63,448
Granite Construction, Inc. (Construction & Engineering)	1,362	50,557
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,629	21,829
Great Western Bancorp, Inc.* (Banks)	1,080	36,774
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,593	60,454
Greenhill & Co., Inc.* (Capital Markets)	169	2,657
Griffon Corp.* (Building Products)	1,413	37,430
Group 1 Automotive, Inc.* (Specialty Retail)	537	96,553
Guess?, Inc. (Specialty Retail)	1,157	23,961
H.B. Fuller Co. (Chemicals)	764	53,870
Hanger, Inc.* (Health Care Providers & Services)	426	7,958
Hanmi Financial Corp.* (Banks)	912	20,237
Harmonic, Inc.* (Communications Equipment)	1,574	14,276
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	274	11,363
Harsco Corp.* (Machinery)	2,353	40,236
Haverty Furniture Cos., Inc.* (Specialty Retail)	249	7,146
Hawaiian Holdings, Inc.* (Airlines)	1,522	29,451
Hawkins, Inc.* (Chemicals)	250	9,168
Haynes International, Inc.* (Metals & Mining)	376	15,089
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	2,219	42,583
HealthStream, Inc.* (Health Care Technology)	466	12,400
Heartland Express, Inc. (Road & Rail)	709	11,578
Heidrick & Struggles International, Inc.* (Professional Services)	577	27,050
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,217	15,940
Helmerich & Payne, Inc.* (Energy Equipment & Services)	3,208	99,575
Heritage Financial Corp. (Banks)	1,067	26,504
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	979	8,742
Hillenbrand, Inc. (Machinery)	737	33,504
Hilltop Holdings, Inc.* (Banks)	1,207	42,776
HNI Corp.* (Commercial Services & Supplies)	1,305	48,808

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
HomeStreet, Inc. (Thrifts & Mortgage Finance)	617	$29,098
Hope Bancorp, Inc. (Banks)	3,655	53,326
Horace Mann Educators Corp. (Insurance)	1,232	48,270
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,002	78,727
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	420	18,362
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,592	37,619
Independent Bank Corp. (Banks)	629	53,151
Independent Bank Group, Inc. (Banks)	1,102	79,664
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,066	29,944
Innospec, Inc. (Chemicals)	454	41,137
Inogen, Inc.* (Health Care Equipment & Supplies)	349	13,838
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,036	98,108
Insteel Industries, Inc. (Building Products)	339	13,787
Integer Holdings Corp.* (Health Care Equipment & Supplies)	588	52,931
Inter Parfums, Inc.* (Personal Products)	295	27,252
InterDigital, Inc. (Communications Equipment)	912	61,059
Interface, Inc.* (Commercial Services & Supplies)	1,754	25,187
Invacare Corp.* (Health Care Equipment & Supplies)	1,040	5,138
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	5,428	17,044
Investors Bancorp, Inc. (Banks)	6,701	102,525
iStar, Inc. (Equity Real Estate Investment Trusts)	2,131	53,786
Itron, Inc.* (Electronic Equipment, Instruments & Components)	644	50,084
J & J Snack Foods Corp.* (Food Products)	251	37,035
James River Group Holdings, Ltd. (Insurance)	663	21,183
John B Sanfilippo & Son, Inc. (Food Products)	263	22,224
John Bean Technologies Corp. (Machinery)	367	54,224
Kaiser Aluminum Corp. (Metals & Mining)	472	45,850
Kaman Corp.* - Class A (Trading Companies & Distributors)	825	29,527
Kelly Services, Inc.* - Class A (Professional Services)	1,071	19,310
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,199	26,030
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,734	56,977
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	783	41,499
Koppers Holdings, Inc.* (Chemicals)	634	22,247
Korn Ferry (Professional Services)	992	76,593
Kraton Corp.* (Chemicals)	955	43,596
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	939	53,523
Lakeland Financial Corp. (Banks)	436	31,335
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,009	46,991
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	401	30,235
La-Z-Boy, Inc.* (Household Durables)	658	21,872
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,283	76,974
Ligand Pharmaceuticals, Inc.* (Biotechnology)	236	34,442
Lindsay Corp.* (Machinery)	128	18,646
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	267	5,895
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	713	22,716
M.D.C Holdings, Inc.* (Household Durables)	688	33,698
M/I Homes, Inc.* (Household Durables)	871	49,874
Mack-Cali Realty Corp.* (Equity Real Estate Investment Trusts)	2,379	43,274
Macy's, Inc. (Multiline Retail)	9,276	245,536
Magellan Health, Inc.* (Health Care Providers & Services)	691	65,527
ManTech International Corp.* - Class A (Professional Services)	261	22,503
Marcus & Millichap, Inc.* (Real Estate Management & Development)	399	18,793
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,863	77,967
Materion Corp.* (Metals & Mining)	376	27,140
Matrix Service Co.* (Construction & Engineering)	788	8,061
Matthews International Corp.* - Class A (Commercial Services & Supplies)	939	32,273
MAX Holdings, Inc. (Real Estate Management & Development)	324	10,306
MEDNAX, Inc.* (Health Care Providers & Services)	1,565	42,615
Mercer International, Inc.* (Paper & Forest Products)	1,198	12,902
Meredith Corp.* (Media)	1,207	70,295
Meritor, Inc.* (Machinery)	2,085	50,749
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	415	23,008
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	669	28,145
MGP Ingredients, Inc. (Beverages)	175	11,237
Middlesex Water Co.* (Water Utilities)	285	31,384
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	188	13,577
Monro, Inc. (Specialty Retail)	994	61,389
Moog, Inc.* - Class A (Aerospace & Defense)	539	40,711
Motorcar Parts of America, Inc.* (Auto Components)	566	10,709
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	498	16,583
Mueller Industries, Inc.* (Machinery)	1,020	53,693
Myers Industries, Inc.* (Containers & Packaging)	654	13,459

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
MYR Group, Inc.* (Construction & Engineering)	220	$22,473
Myriad Genetics, Inc.* (Biotechnology)	2,320	71,385
Nabors Industries, Ltd.* (Energy Equipment & Services)	229	23,473
National Bank Holdings Corp.* (Banks)	337	14,616
National Presto Industries, Inc. (Aerospace & Defense)	149	12,389
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,014	25,401
NBT Bancorp, Inc.* (Banks)	1,288	47,257
Neenah, Inc.* (Paper & Forest Products)	499	25,219
NETGEAR, Inc.* (Communications Equipment)	907	26,149
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	11,282	49,528
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	288	20,396
NextGen Healthcare, Inc.* (Health Care Technology)	890	14,650
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,329	23,324
Northwest Bancshares, Inc.* (Thrifts & Mortgage Finance)	3,772	52,054
Northwest Natural Holding Co. (Gas Utilities)	910	41,032
NOW, Inc.* (Trading Companies & Distributors)	3,287	23,732
Oceaneering International, Inc.* (Energy Equipment & Services)	2,966	40,338
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,436	36,790
OFG Bancorp (Banks)	1,536	39,782
O-I Glass, Inc.* (Containers & Packaging)	4,678	61,048
Oil States International, Inc.* (Energy Equipment & Services)	1,825	11,060
Old National Bancorp* (Banks)	4,929	84,187
Olympic Steel, Inc. (Metals & Mining)	276	7,444
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	771	8,227
Organogenesis Holdings, Inc.* (Biotechnology)	693	7,609
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	374	13,457
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	233	21,695
Owens & Minor, Inc.* (Health Care Providers & Services)	1,076	38,607
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	472	43,764
Pacific Premier Bancorp, Inc. (Banks)	2,814	118,159
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,360	21,026
Park Aerospace Corp. (Aerospace & Defense)	351	4,595
Park National Corp.* (Banks)	194	24,946
Patterson-UTI Energy, Inc.* (Energy Equipment & Services)	5,623	48,132
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,825	41,273
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	325	14,966
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,933	153,426
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	343	8,071
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,909	58,616
Perdoceo Education Corp.* (Diversified Consumer Services)	1,166	12,383
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	604	13,252
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	940	12,211
Piper Sandler Cos.* (Capital Markets)	161	26,515
Pitney Bowes, Inc.* (Commercial Services & Supplies)	4,919	34,138
Plantronics, Inc.* (Communications Equipment)	440	11,774
Plexus Corp.* (Electronic Equipment, Instruments & Components)	361	31,523
Powell Industries, Inc.* (Electrical Equipment)	267	6,905
Preferred Bank (Banks)	408	27,977
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,488	89,264
PriceSmart, Inc. (Food & Staples Retailing)	399	28,708
ProAssurance Corp. (Insurance)	1,604	36,748
Progress Software Corp.* (Software)	455	23,391
ProPetro Holding Corp.* (Energy Equipment & Services)	2,518	24,148
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,315	57,318
Quanex Building Products Corp. (Building Products)	998	20,679
RadNet, Inc.* (Health Care Providers & Services)	669	20,799
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	43,655
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	3,322	77,469
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	455	15,033
Raven Industries, Inc.* (Industrial Conglomerates)	619	35,791
Rayonier Advanced Materials, Inc.* (Chemicals)	1,896	13,613
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,694	26,206
Realogy Holdings Corp.* (Real Estate Management & Development)	3,465	60,014
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	466	9,259
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,117	28,707
Renasant Corp. (Banks)	1,675	62,662
Resideo Technologies, Inc.* (Building Products)	4,287	105,717

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	918	$15,982
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,610	64,150
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	156	13,720
Rogers Corp.* (Electronic Equipment, Instruments & Components)	262	52,693
RPC, Inc.* (Energy Equipment & Services)	2,117	11,411
RPT Realty (Equity Real Estate Investment Trusts)	2,413	32,069
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	600	11,604
S&T Bancorp, Inc.* (Banks)	1,169	35,725
Safety Insurance Group, Inc. (Insurance)	421	33,011
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,362	51,304
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,934	73,008
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	226	10,486
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	756	27,050
Scholastic Corp. (Media)	903	32,680
Schweitzer-Mauduit International, Inc.* (Paper & Forest Products)	933	32,506
Seacoast Banking Corp.* (Banks)	1,647	60,000
Select Medical Holdings Corp. (Health Care Providers & Services)	1,548	51,424
Selectquote, Inc.* (Insurance)	1,218	16,187
Seneca Foods Corp.* - Class A (Food Products)	190	9,810
Service Properties Trust (Equity Real Estate Investment Trusts)	4,903	52,805
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	519	14,345
Shoe Carnival, Inc. (Specialty Retail)	521	17,646
Signet Jewelers, Ltd. (Specialty Retail)	1,566	139,656
Simmons First National Corp.* - Class A (Banks)	3,220	96,246
SiriusPoint, Ltd.* (Insurance)	2,603	24,468
SITE Centers Corp. (Equity Real Estate Investment Trusts)	5,332	84,726
SkyWest, Inc.* (Airlines)	1,496	64,372
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,604	123,689
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	683	36,513
Sonic Automotive, Inc. - Class A (Specialty Retail)	626	30,943
South Jersey Industries, Inc. (Gas Utilities)	3,341	76,041
Southside Bancshares, Inc. (Banks)	970	40,080
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,660	42,261
SpartanNash Co.* (Food & Staples Retailing)	1,076	24,899
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,194	4,015
SPX Corp.* (Machinery)	565	32,821
SPX FLOW, Inc. (Machinery)	768	57,376
Standard Motor Products, Inc.* (Auto Components)	573	27,447
Standex International Corp.* (Machinery)	363	40,391
Stepan Co.* (Chemicals)	292	35,046
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,397	63,006
Stewart Information Services Corp. (Insurance)	799	56,865
Strategic Education, Inc. (Diversified Consumer Services)	672	45,837
Sturm Ruger & Co., Inc. (Leisure Products)	198	15,618
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	3,166	31,660
SunCoke Energy, Inc. (Metals & Mining)	2,470	17,833
Surmodics, Inc.* (Health Care Equipment & Supplies)	146	8,126
Sylvamo Corp.* (Paper & Forest Products)	1,055	29,709
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,216	15,772
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	2,008	33,734
Tennant Co.* (Machinery)	297	23,600
The Andersons, Inc. (Food & Staples Retailing)	920	31,335
The Bancorp, Inc.* (Banks)	812	24,807
The Buckle, Inc. (Specialty Retail)	513	21,351
The Cato Corp.* - Class A (Specialty Retail)	581	10,243
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	938	38,120
The Children's Place, Inc.* (Specialty Retail)	414	34,316
The E.W. Scripps Co. - Class A (Media)	1,698	31,583
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,646	29,824
The Greenbrier Cos., Inc.* (Machinery)	962	39,461
The Marcus Corp.* (Entertainment)	649	12,052
The ODP Corp.* (Specialty Retail)	1,410	61,053
The Simply Good Foods Co.* (Food Products)	1,378	54,637
TimkenSteel Corp.* (Metals & Mining)	1,222	17,047
Titan International, Inc.* (Machinery)	836	6,036
Tivity Health, Inc.* (Health Care Providers & Services)	446	11,159
Tompkins Financial Corp.* (Banks)	354	29,067
Tredegar Corp.* (Chemicals)	763	9,202
TreeHouse Foods, Inc.* (Food Products)	1,655	59,811
Trinseo PLC (Chemicals)	1,153	64,637
Triumph Group, Inc.* (Aerospace & Defense)	1,246	25,481
TrueBlue, Inc.* (Professional Services)	1,054	29,354
TrustCo Bank Corp.* (Thrifts & Mortgage Finance)	571	19,163
Trustmark Corp.* (Banks)	1,857	59,071
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,205	42,434
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	6,630	42,565

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
U.S. Ecology, Inc.* (Commercial Services & Supplies)	570	$18,348
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	172	18,552
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	2,223	21,519
UFP Industries, Inc. (Building Products)	900	73,647
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	410	9,848
UniFirst Corp.* (Commercial Services & Supplies)	215	42,561
uniQure N.V.* (Biotechnology)	650	19,806
Unisys Corp.* (IT Services)	1,116	28,536
United Community Banks, Inc. (Banks)	2,575	89,713
United Fire Group, Inc.* (Insurance)	641	13,096
United Natural Foods, Inc.* (Food & Staples Retailing)	787	34,147
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,498	35,746
Unitil Corp.* (Multi-Utilities)	470	19,623
Universal Corp.* (Tobacco)	729	34,263
Universal Electronics, Inc.* (Household Durables)	234	9,636
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	204	11,622
Universal Insurance Holdings, Inc. (Insurance)	836	12,348
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	893	17,539
USANA Health Sciences, Inc.* (Personal Products)	128	12,424
Vanda Pharmaceuticals, Inc.* (Biotechnology)	809	13,850
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,171	31,441
Vector Group, Ltd. (Tobacco)	1,945	25,791
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	673	16,347
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	758	7,436
Veritex Holdings, Inc.* (Banks)	1,473	60,319
Veritiv Corp.* (Trading Companies & Distributors)	420	45,053
Viad Corp.* (Commercial Services & Supplies)	358	15,884
Wabash National Corp.* (Machinery)	1,486	23,078
Warrior Met Coal, Inc. (Metals & Mining)	1,529	36,650
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,515	63,755
Watts Water Technologies, Inc.* - Class A (Machinery)	286	54,346
Westamerica Bancorp* (Banks)	431	24,033
Whitestone REIT (Equity Real Estate Investment Trusts)	1,295	11,888
Winnebago Industries, Inc. (Automobiles)	488	33,033
WisdomTree Investments, Inc. (Capital Markets)	1,877	11,994
Wolverine W8rld Wide, Inc.* (Textiles, Apparel & Luxury Goods)	1,514	50,219
World Acceptance Corp.* (Consumer Finance)	40	7,416
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,886	57,580
WSFS Financial Corp.* (Thrifts & Mortgage Finance)	1,413	73,207
WW International, Inc.* (Diversified Consumer Services)	962	16,700
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	3,397	60,467
Xperi Holding Corp. (Software)	1,151	20,626
Zumiez, Inc.* (Specialty Retail)	285	11,600
TOTAL COMMON STOCKS
(Cost $12,181,662)		16,747,274
TOTAL INVESTMENT SECURITIES
(Cost $12,181,662) - 100.1%		16,747,274
Net other assets (liabilities) - (0.1)%		(10,479)
NET ASSETS - 100.0%		$16,736,795

*	Non-income producing security.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Small-Cap Value ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$171,637	1.0%
Air Freight & Logistics	162,402	1.0%
Airlines	137,641	0.8%
Auto Components	106,685	0.6%
Automobiles	33,033	0.2%
Banks	2,625,069	15.7%
Beverages	42,145	0.3%
Biotechnology	219,677	1.3%
Building Products	298,949	1.8%
Capital Markets	84,150	0.5%
Chemicals	393,974	2.4%
Commercial Services & Supplies	438,413	2.6%
Communications Equipment	198,304	1.2%
Construction & Engineering	115,285	0.7%
Consumer Finance	103,227	0.6%
Containers & Packaging	74,507	0.4%
Diversified Consumer Services	135,218	0.8%
Diversified Telecommunication Services	64,777	0.4%
Electrical Equipment	106,672	0.6%
Electronic Equipment, Instruments & Components	644,446	3.9%
Energy Equipment & Services	398,305	2.4%
Entertainment	71,592	0.4%
Equity Real Estate Investment Trusts	1,522,318	9.1%
Food & Staples Retailing	152,914	0.9%
Food Products	245,467	1.5%
Gas Utilities	150,627	0.9%
Health Care Equipment & Supplies	359,587	2.1%
Health Care Providers & Services	401,266	2.4%
Health Care Technology	35,317	0.2%
Hotels, Restaurants & Leisure	243,327	1.5%
Household Durables	155,646	0.9%
Household Products	27,255	0.2%
Industrial Conglomerates	35,791	0.2%
Insurance	591,847	3.5%
Internet & Direct Marketing Retail	5,895	NM
IT Services	52,810	0.3%
Leisure Products	15,618	0.1%
Machinery	753,509	4.5%
Media	193,660	1.2%
Metals & Mining	321,974	1.9%
Mortgage Real Estate Investment Trusts	397,290	2.4%
Multiline Retail	245,536	1.5%
Multi-Utilities	102,109	0.6%
Oil, Gas & Consumable Fuels	820,581	4.9%
Paper & Forest Products	224,391	1.3%
Personal Products	118,193	0.7%
Pharmaceuticals	139,392	0.8%
Professional Services	190,792	1.1%
Real Estate Management & Development	89,113	0.5%
Road & Rail	79,774	0.5%
Semiconductors & Semiconductor Equipment	214,894	1.3%
Software	76,722	0.5%
Specialty Retail	982,171	5.9%
Technology Hardware, Storage & Peripherals	65,919	0.4%
Textiles, Apparel & Luxury Goods	277,129	1.7%
Thrifts & Mortgage Finance	353,434	2.1%
Tobacco	60,054	0.4%
Trading Companies & Distributors	289,160	1.7%
Water Utilities	115,339	0.7%
Wireless Telecommunication Services	14,345	0.1%
Other **	(10,479)	(0.1)%
Total	$16,736,795	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (74.8%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	702	$21,537
Adobe, Inc.* (Software)	2,845	1,850,273
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,243	870,826
Akamai Technologies, Inc.* (IT Services)	972	102,507
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	328	10,942
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,798	5,323,735
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,682	4,987,820
Alteryx, Inc.* (Software)	355	25,982
Amdocs, Ltd. (IT Services)	762	59,314
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	598	13,108
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,212	557,250
Anaplan, Inc.* (Software)	865	56,407
Angi, Inc.* (Interactive Media & Services)	457	5,726
ANSYS, Inc.* (Software)	521	197,761
Appian Corp.* (Software)	236	23,461
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	93,765	14,045,997
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	5,458	745,836
AppLovin Corp.* - Class A (Software)	161	15,818
Arista Networks, Inc.* (Communications Equipment)	334	136,836
Asana, Inc.* - Class A (Software)	466	63,283
Aspen Technology, Inc.* (Software)	406	63,616
Autodesk, Inc.* (Software)	1,314	417,340
Avalara, Inc.* (Software)	515	92,515
Bentley Systems, Inc. - Class B (Software)	1,097	64,888
Bill.com Holdings, Inc.* (Software)	495	145,683
Black Knight, Inc.* (IT Services)	935	65,553
Blackbaud, Inc.* (Software)	251	17,824
Blackline, Inc.* (Software)	317	40,218
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,450	1,302,591
Brooks Automation, Inc.* (Semiconductors & Semiconductor Equipment)	444	51,704
Bumble, Inc.* - Class A (Interactive Media & Services)	423	22,216
Cadence Design Systems, Inc.* (Software)	1,653	286,151
Cargurus, Inc.* (Interactive Media & Services)	516	17,307
CDK Global, Inc. (Software)	727	31,639
CDW Corp. (Electronic Equipment, Instruments & Components)	821	153,239
Ceridian HCM Holding, Inc.* (Software)	805	100,826
Cerner Corp. (Health Care Technology)	1,765	131,122
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	517	39,189
Ciena Corp.* (Communications Equipment)	924	50,164
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	344	27,799
Cisco Systems, Inc. (Communications Equipment)	25,164	1,408,430
Citrix Systems, Inc. (Software)	742	70,290
Cloudflare, Inc.* - Class A (Software)	1,573	306,295
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,139	245,125
Consensus Cloud Solutions, Inc.* (Software)	96	6,080
Coupa Software, Inc.* (Software)	439	99,960
Crowdstrike Holdings, Inc.* - Class A (Software)	1,190	335,342
Datadog, Inc.* - Class A (Software)	1,432	239,216
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	1,658	182,363
Digital Turbine, Inc.* (Software)	522	44,923
DocuSign, Inc.* (Software)	1,163	323,651
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	390	34,457
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	915	178,242
Dropbox, Inc.* (Software)	1,715	52,290
Duck Creek Technologies, Inc.* (Software)	448	14,112
DXC Technology Co.* (IT Services)	1,504	48,985
Dynatrace, Inc.* (Software)	1,171	87,825
eBay, Inc. (Internet & Direct Marketing Retail)	3,882	297,826
Elastic NV* (Software)	426	73,915
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	805	186,462
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	810	114,032
EPAM Systems, Inc.* (IT Services)	338	227,555
Etsy, Inc.* (Internet & Direct Marketing Retail)	756	189,522
F5 Networks, Inc.* (Communications Equipment)	360	76,014
Facebook, Inc.* - Class A (Interactive Media & Services)	14,234	4,605,695
Fair Isaac Corp.* (Software)	170	67,694
Fastly, Inc.* - Class A (IT Services)	633	32,036
Five9, Inc.* (Software)	404	63,836
Fortinet, Inc.* (Software)	809	272,099
Garmin, Ltd. (Household Durables)	907	130,245
Gartner, Inc.* (IT Services)	499	165,623
GoDaddy, Inc.* - Class A (IT Services)	1,008	69,723
Guidewire Software, Inc.* (Software)	497	62,488
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	7,798	114,241
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,173	217,557
HubSpot, Inc.* (Software)	267	216,331
IAC/InterActive Corp.* (Interactive Media & Services)	498	75,880
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,228	1,187,172

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	5,352	$669,536
Intuit, Inc. (Software)	1,632	1,021,616
Juniper Networks, Inc. (Communications Equipment)	1,942	57,328
KLA Corp.* (Semiconductors & Semiconductor Equipment)	912	339,957
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	851	479,598
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	814	56,524
Liberty Global PLC* - Class A (Media)	1,054	30,292
Liberty Global PLC* - Class C (Media)	2,055	59,266
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	5,940	70,448
Lumentum Holdings, Inc.* (Communications Equipment)	453	37,409
Mandiant, Inc.* (Software)	1,428	24,904
Manhattan Associates, Inc.* (Software)	379	68,804
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,893	335,171
Match Group, Inc.* (Interactive Media & Services)	1,654	249,390
McAfee Corp. - Class A (Software)	437	9,339
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,272	242,422
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,721	464,421
Microsoft Corp. (Software)	44,874	14,881,115
MicroStrategy, Inc.* (Software)	46	32,893
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	331	49,667
MongoDB, Inc.* (IT Services)	386	201,218
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	258	135,569
Motorola Solutions, Inc. (Communications Equipment)	1,011	251,324
nCino, Inc.* (Software)	336	24,414
NCR Corp.* (Technology Hardware, Storage & Peripherals)	785	31,039
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,338	119,483
New Relic, Inc.* (Software)	349	28,325
NortonLifelock, Inc. (Software)	3,471	88,337
Nuance Communications, Inc.* (Software)	1,702	93,695
Nutanix, Inc.* - Class A (Software)	1,220	41,858
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,880	3,804,369
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,583	317,961
Okta, Inc.* (IT Services)	747	184,643
Omnicell, Inc.* (Health Care Technology)	260	46,319
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,571	123,588
Oracle Corp. (Software)	9,836	943,666
Palantir Technologies, Inc.* - Class A (Software)	9,358	242,185
Palo Alto Networks, Inc.* (Software)	582	296,290
Paycom Software, Inc.* (Software)	287	157,233
Paylocity Holding Corp.* (Software)	235	71,708
Pegasystems, Inc. (Software)	243	28,849
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	360	37,156
PTC, Inc.* (Software)	631	80,358
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,590	42,707
Q2 Holdings, Inc.* (Software)	337	26,441
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	664	111,705
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	6,737	896,290
Qualtrics International, Inc.* - Class A (Software)	377	17,463
Rapid7, Inc.* (Software)	333	42,874
RingCentral, Inc.* - Class A (Software)	486	118,477
Salesforce.com, Inc.* (Software)	5,801	1,738,501
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,251	111,427
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	388	32,992
ServiceNow, Inc.* (Software)	1,183	825,450
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	243	45,869
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	986	164,790
Smartsheet, Inc.* (Software)	747	51,550
Snap, Inc.* (Interactive Media & Services)	6,254	328,835
Snowflake, Inc.* - Class A (IT Services)	1,362	481,931
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	312	110,660
SolarWinds Corp. (IT Services)	264	4,250
Splunk, Inc.* (Software)	979	161,359
SS&C Technologies Holdings, Inc. (Software)	1,326	105,377
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	248	26,040
Synopsys, Inc.* (Software)	911	303,527
Teradyne, Inc.* (Semiconductors & Semiconductor Equipment)	985	136,166
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,512	1,033,390
Trade Desk, Inc. (The)* (Software)	2,592	194,167
Twilio, Inc.* (IT Services)	997	290,486
Twitter, Inc.* (Interactive Media & Services)	4,765	255,118
Tyler Technologies, Inc.* (Software)	244	132,546
Ubiquiti, Inc. (Communications Equipment)	38	11,610
UiPath, Inc.* - Class A (Software)	1,528	76,782
Unity Software, Inc.* (Software)	945	142,988
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	259	47,449

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Varonis Systems, Inc.* (Software)	638	$41,304
Veeva Systems, Inc.* - Class A (Health Care Technology)	825	261,533
Verint Systems, Inc.* (Software)	388	18,081
VeriSign, Inc.* (IT Services)	581	129,371
Viavi Solutions, Inc.* (Communications Equipment)	1,365	21,021
Vimeo, Inc.* (Interactive Media & Services)	927	31,268
VMware, Inc.*(a) - Class A (Software)	480	72,816
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,830	95,691
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	690	82,876
Workday, Inc.* - Class A (Software)	1,129	327,387
Workiva, Inc.* (Software)	257	38,434
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	821	14,614
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	1,478	266,040
Zendesk, Inc.* (Software)	717	72,991
Ziff Davis, Inc.* (Software)	288	36,942
Zoom Video Communications, Inc.* - Class A (Software)	1,291	354,573
Zscaler, Inc.* (Software)	466	148,589
TOTAL COMMON STOCKS
(Cost $33,312,662)		80,971,970

Repurchase Agreements(b)(c) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $26,445,000	$26,445,000	$26,445,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,445,000)		26,445,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	48,672	$48,672
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $48,672)		48,672
TOTAL INVESTMENT SECURITIES
(Cost $59,806,334) - 99.2%		107,465,642
Net other assets (liabilities) - 0.8%		911,684
NET ASSETS - 100.0%		$108,377,326

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $47,330.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $14,749,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
NM	Not meaningful, amount is less than 0.05%.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/23/21	0 .57%	$42,254,008	$1,110,284
Dow Jones U.S. Technology Index	UBS AG	11/23/21	0 .68%	40,310,771	1,017,048
				$82,564,779	$2,127,332

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Communications Equipment	$2,050,136	1.9%
Diversified Telecommunication Services	70,448	0.1%
Electronic Equipment, Instruments & Components	213,736	0.2%
Health Care Technology	438,974	0.4%
Household Durables	130,245	0.1%
Interactive Media & Services	15,902,990	14.7%
Internet & Direct Marketing Retail	704,779	0.7%
IT Services	2,977,856	2.7%
Media	89,558	0.1%
Semiconductors & Semiconductor Equipment	14,382,352	13.3%
Software	29,035,777	26.8%
Technology Hardware, Storage & Peripherals	14,975,119	13.8%
Other **	27,405,356	25.2%
Total	$108,377,326	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (69.9%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	109	$2,014
Anterix, Inc.* (Diversified Telecommunication Services)	41	2,628
Arista Networks, Inc.* (Communications Equipment)	90	36,873
AT&T, Inc. (Diversified Telecommunication Services)	1,176	29,706
ATN International, Inc. (Diversified Telecommunication Services)	25	1,020
CalAmp Corp.* (Communications Equipment)	79	760
Ciena Corp.* (Communications Equipment)	346	18,784
Cisco Systems, Inc. (Communications Equipment)	2,763	154,646
CommScope Holding Co., Inc.* (Communications Equipment)	455	4,873
Comtech Telecommunications Corp. (Communications Equipment)	60	1,294
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	161	1,191
EchoStar Corp.* - Class A (Communications Equipment)	92	2,158
Extreme Networks, Inc.* (Communications Equipment)	284	2,792
F5 Networks, Inc.* (Communications Equipment)	135	28,506
Garmin, Ltd. (Household Durables)	187	26,853
Globalstar, Inc.* (Diversified Telecommunication Services)	1,482	2,445
Harmonic, Inc.* (Communications Equipment)	228	2,068
Inseego Corp.* (Communications Equipment)	174	1,079
Iridium Communications, Inc.* (Diversified Telecommunication Services)	295	11,962
Juniper Networks, Inc. (Communications Equipment)	727	21,461
Liberty Global PLC* - Class A (Media)	375	10,778
Liberty Global PLC* - Class C (Media)	731	21,082
Liberty Latin America, Ltd.* - Class A (Media)	94	1,130
Liberty Latin America, Ltd.* - Class C (Media)	347	4,174
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	2,223	26,365
Lumentum Holdings, Inc.* (Communications Equipment)	169	13,956
Motorola Solutions, Inc. (Communications Equipment)	131	32,566
NETGEAR, Inc.* (Communications Equipment)	69	1,989
NetScout Systems, Inc.* (Communications Equipment)	166	4,492
Plantronics, Inc.* (Communications Equipment)	95	2,542
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	131	2,270
Ribbon Communications, Inc.* (Communications Equipment)	268	1,466
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	113	3,123
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	221	4,142
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	242	27,838
U.S. Cellular Corp.* (Wireless Telecommunication Services)	34	1,039
Ubiquiti, Inc. (Communications Equipment)	14	4,277
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,953	156,479
ViaSat, Inc.* (Communications Equipment)	163	9,729
Viavi Solutions, Inc.* (Communications Equipment)	511	7,869
TOTAL COMMON STOCKS
(Cost $463,597)		690,419

Repurchase Agreements(a)(b) (18.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $187,000	$187,000	$187,000
TOTAL REPURCHASE AGREEMENTS
(Cost $187,000)		187,000
TOTAL INVESTMENT SECURITIES
(Cost $650,597) - 88.8%		877,419
Net other assets (liabilities) - 11.2%		110,489
NET ASSETS - 100.0%		$987,908

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $161,000.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	11/23/21	0 .57%	$439,609	$1,231
Dow Jones U.S. Select Telecommunications Index	UBS AG	11/23/21	0 .43%	353,641	1,522
				$793,250	$2,753

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Communications Equipment	$356,193	36.0%
Diversified Telecommunication Services	234,067	23.7%
Household Durables	26,853	2.7%
Media	37,164	3.8%
Wireless Telecommunication Services	36,142	3.7%
Other **	297,489	30.1%
Total	$987,908	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $4,910,000	$4,910,000	$4,910,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,910,000)		4,910,000
TOTAL INVESTMENT SECURITIES
(Cost $4,910,000) - 100.1%		4,910,000
Net other assets (liabilities) - (0.1)%		(3,268)
NET ASSETS - 100.0%		$4,906,732

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,702,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	12/20/21	$(1,149,250)	$(23,422)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/29/21	(0 .42)%	$(3,315,874)	$(42,413)
S&P 500	UBS AG	11/29/21	(0 .23)%	(5,379,084)	(63,521)
				$(8,694,958)	$(105,934)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (68.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,507	$269,271
A.O. Smith Corp. (Building Products)	346	25,282
Abbott Laboratories (Health Care Equipment & Supplies)	4,621	595,600
AbbVie, Inc. (Biotechnology)	4,605	528,054
ABIOMED, Inc.* (Health Care Equipment & Supplies)	119	39,513
Accenture PLC - Class A (IT Services)	1,652	592,721
Activision Blizzard, Inc. (Entertainment)	2,025	158,335
Adobe, Inc.* (Software)	1,243	808,397
Advance Auto Parts, Inc. (Specialty Retail)	170	38,338
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,161	380,047
Aflac, Inc.* (Insurance)	1,607	86,248
Agilent Technologies, Inc. (Life Sciences Tools & Services)	790	124,417
Air Products & Chemicals, Inc.* (Chemicals)	577	172,990
Akamai Technologies, Inc.* (IT Services)	423	44,610
Alaska Air Group, Inc.* (Airlines)	326	17,213
Albemarle Corp.* (Chemicals)	305	76,393
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	360	73,490
Align Technology, Inc.* (Health Care Equipment & Supplies)	192	119,879
Allegion PLC (Building Products)	233	29,894
Alliant Energy Corp. (Electric Utilities)	652	36,884
Alphabet, Inc.* - Class A (Interactive Media & Services)	786	2,327,282
Alphabet, Inc.* - Class C (Interactive Media & Services)	736	2,182,542
Altria Group, Inc. (Tobacco)	4,805	211,949
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,135	3,827,707
Amcor PLC (Containers & Packaging)	4,014	48,449
Ameren Corp.* (Multi-Utilities)	671	56,559
American Airlines Group, Inc.* (Airlines)	1,686	32,371
American Electric Power Co., Inc.* (Electric Utilities)	1,303	110,377
American Express Co. (Consumer Finance)	1,678	291,603
American International Group, Inc.* (Insurance)	2,229	131,712
American Tower Corp. (Equity Real Estate Investment Trusts)	1,187	334,699
American Water Works Co., Inc.* (Water Utilities)	474	82,561
Ameriprise Financial, Inc. (Capital Markets)	297	89,733
AmerisourceBergen Corp. (Health Care Providers & Services)	391	47,710
AMETEK, Inc.* (Electrical Equipment)	601	79,572
Amgen, Inc.* (Biotechnology)	1,480	306,316
Amphenol Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,560	119,761
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,402	243,233
ANSYS, Inc.* (Software)	227	86,165
Anthem, Inc.* (Health Care Providers & Services)	637	277,178
Aon PLC (Insurance)	589	188,433
APA Corp. (Oil, Gas & Consumable Fuels)	981	25,712
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	40,932	6,131,613
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	2,382	325,500
Aptiv PLC* (Auto Components)	705	121,887
Archer-Daniels-Midland Co.* (Food Products)	1,458	93,662
Arista Networks, Inc.* (Communications Equipment)	146	59,815
Arthur J. Gallagher & Co. (Insurance)	540	90,542
Assurant, Inc. (Insurance)	155	25,003
AT&T, Inc. (Diversified Telecommunication Services)	18,607	470,013
Atmos Energy Corp.* (Gas Utilities)	341	31,413
Autodesk, Inc.* (Software)	573	181,991
Automatic Data Processing, Inc.* (IT Services)	1,104	247,837
AutoZone, Inc.* (Specialty Retail)	57	101,736
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	362	85,678
Avery Dennison Corp.* (Containers & Packaging)	215	46,810
Baker Hughes Co. - Class A (Energy Equipment & Services)	2,157	54,098
Ball Corp.* (Containers & Packaging)	852	77,941
Bank of America Corp.* (Banks)	19,301	922,202
Bath & Body Works, Inc.* (Specialty Retail)	688	47,534
Baxter International, Inc.* (Health Care Equipment & Supplies)	1,303	102,885
Becton, Dickinson & Co.* (Health Care Equipment & Supplies)	747	178,974
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,833	1,387,119
Best Buy Co., Inc. (Specialty Retail)	589	71,999
Biogen, Inc.* (Biotechnology)	389	103,739
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	56	44,502
Bio-Techne Corp. (Life Sciences Tools & Services)	102	53,412
BlackRock, Inc. - Class A (Capital Markets)	373	351,911
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	108	261,444
BorgWarner, Inc.* (Auto Components)	622	28,034
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	370	42,047
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,709	159,969
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,791	338,194
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,071	569,419
Broadridge Financial Solutions, Inc. (IT Services)	303	54,058
Brown & Brown, Inc. (Insurance)	608	38,371
Brown-Forman Corp.* - Class B (Beverages)	477	32,384
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	344	33,365
Cadence Design Systems, Inc.* (Software)	721	124,812
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	555	60,750
Campbell Soup Co. (Food Products)	527	21,054

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	1,163	$175,648
Cardinal Health, Inc. (Health Care Providers & Services)	754	36,049
CarMax, Inc.* (Specialty Retail)	424	58,054
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	2,080	46,093
Carrier Global Corp. (Building Products)	2,259	117,988
Catalent, Inc.* (Pharmaceuticals)	444	61,210
Caterpillar, Inc. (Machinery)	1,427	291,122
Cboe Global Markets, Inc. (Capital Markets)	279	36,811
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	875	91,070
CDW Corp. (Electronic Equipment, Instruments & Components)	357	66,634
Celanese Corp. (Chemicals)	291	46,999
Centene Corp.* (Health Care Providers & Services)	1,519	108,214
CenterPoint Energy, Inc. (Multi-Utilities)	1,544	40,206
Ceridian HCM Holding, Inc.* (Software)	353	44,213
Cerner Corp. (Health Care Technology)	769	57,129
CF Industries Holdings, Inc.* (Chemicals)	559	31,751
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	132	59,226
Charter Communications, Inc.* - Class A (Media)	331	223,388
Chevron Corp.* (Oil, Gas & Consumable Fuels)	5,040	577,030
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	72	128,090
Chubb, Ltd. (Insurance)	1,143	223,318
Church & Dwight Co., Inc. (Household Products)	638	55,736
Cigna Corp.* (Health Care Providers & Services)	886	189,258
Cincinnati Financial Corp.* (Insurance)	391	47,483
Cintas Corp.* (Commercial Services & Supplies)	227	98,314
Cisco Systems, Inc. (Communications Equipment)	10,983	614,719
Citigroup, Inc. (Banks)	5,282	365,303
Citizens Financial Group, Inc. (Banks)	1,108	52,497
Citrix Systems, Inc. (Software)	324	30,693
CME Group, Inc. (Capital Markets)	936	206,435
CMS Energy Corp. (Multi-Utilities)	753	45,444
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,369	106,905
Colgate-Palmolive Co. (Household Products)	2,198	167,466
Comcast Corp. - Class A (Media)	11,940	614,073
Comerica, Inc.* (Banks)	348	29,611
Conagra Brands, Inc. (Food Products)	1,251	40,282
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,487	259,747
Consolidated Edison, Inc. (Multi-Utilities)	919	69,293
Constellation Brands, Inc. - Class A (Beverages)	439	95,180
Copart, Inc.* (Commercial Services & Supplies)	554	86,031
Corning, Inc.* (Electronic Equipment, Instruments & Components)	2,002	71,211
Corteva, Inc. (Chemicals)	1,912	82,503
Costco Wholesale Corp. (Food & Staples Retailing)	1,152	566,255
Coterra Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,118	45,156
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,127	203,198
CSX Corp.* (Road & Rail)	5,875	212,499
Cummins, Inc.* (Machinery)	374	89,700
CVS Health Corp. (Health Care Providers & Services)	3,439	307,033
D.R. Horton, Inc. (Household Durables)	850	75,879
Danaher Corp. (Health Care Equipment & Supplies)	1,655	515,979
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	340	49,008
DaVita, Inc.* (Health Care Providers & Services)	174	17,964
Deere & Co. (Machinery)	739	252,967
Delta Air Lines, Inc.* (Airlines)	1,666	65,191
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	568	32,495
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,640	65,731
DexCom, Inc.* (Health Care Equipment & Supplies)	253	157,672
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	442	47,378
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	738	116,464
Discover Financial Services* (Consumer Finance)	781	88,503
Discovery, Inc.*(a) (Media)	438	10,267
Discovery, Inc.* - Class C (Media)	789	17,800
DISH Network Corp.* - Class A (Media)	646	26,531
Dollar General Corp. (Multiline Retail)	616	136,456
Dollar Tree, Inc.* (Multiline Retail)	603	64,979
Dominion Energy, Inc. (Multi-Utilities)	2,107	159,984
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	97	47,430
Dover Corp.* (Machinery)	375	63,405
Dow, Inc.* (Chemicals)	1,943	108,750
DTE Energy Co.* (Multi-Utilities)	504	57,128
Duke Energy Corp. (Electric Utilities)	2,005	204,530
Duke Realty Corp. (Equity Real Estate Investment Trusts)	985	55,396
DuPont de Nemours, Inc. (Chemicals)	1,362	94,795
DXC Technology Co.* (IT Services)	655	21,333
Eastman Chemical Co. (Chemicals)	354	36,827
Eaton Corp. PLC (Electrical Equipment)	1,038	171,021
eBay, Inc. (Internet & Direct Marketing Retail)	1,693	129,887
Ecolab, Inc. (Chemicals)	648	143,999
Edison International (Electric Utilities)	989	62,238
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,625	194,708
Electronic Arts, Inc. (Entertainment)	741	103,925
Eli Lilly & Co. (Pharmaceuticals)	2,070	527,353
Emerson Electric Co.* (Electrical Equipment)	1,559	151,239
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	353	81,765
Entergy Corp. (Electric Utilities)	523	53,879

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares		Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,522		$140,724
Equifax, Inc.* (Professional Services)	317		87,945
Equinix, Inc. (Equity Real Estate Investment Trusts)	233		195,037
Equity Residential (Equity Real Estate Investment Trusts)	887		76,637
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	168		57,108
Etsy, Inc.* (Internet & Direct Marketing Retail)	330		82,728
Everest Re Group, Ltd. (Insurance)	104		27,196
Evergy, Inc. (Electric Utilities)	596		37,995
Eversource Energy (Electric Utilities)	895		75,986
Exelon Corp. (Electric Utilities)	2,548		135,528
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	378		62,147
Expeditors International of Washington, Inc. (Air Freight & Logistics)	443		54,604
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	351		69,277
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,035		711,427
F5 Networks, Inc.* (Communications Equipment)	159		33,573
Facebook, Inc.* - Class A (Interactive Media & Services)	6,214		2,010,664
Fastenal Co. (Trading Companies & Distributors)	1,497		85,448
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	181		21,783
FedEx Corp. (Air Freight & Logistics)	642		151,210
Fidelity National Information Services, Inc. (IT Services)	1,610		178,291
Fifth Third Bancorp (Banks)	1,797		78,223
First Horizon Corp.* (Banks)	–	†	5
First Republic Bank (Banks)	459		99,295
FirstEnergy Corp.* (Electric Utilities)	1,416		54,558
Fiserv, Inc.* (IT Services)	1,553		152,955
FleetCor Technologies, Inc.* (IT Services)	215		53,193
FMC Corp. (Chemicals)	336		30,579
Ford Motor Co.* (Automobiles)	10,223		174,609
Fortinet, Inc.* (Software)	354		119,064
Fortive Corp. (Machinery)	933		70,637
Fortune Brands Home & Security, Inc. (Building Products)	358		36,301
Fox Corp. - Class A (Media)	840		33,382
Fox Corp. - Class B (Media)	384		14,193
Franklin Resources, Inc. (Capital Markets)	733		23,082
Freeport-McMoRan, Inc. (Metals & Mining)	3,823		144,204
Garmin, Ltd. (Household Durables)	397		57,009
Gartner, Inc.* (IT Services)	217		72,024
Generac Holdings, Inc.* (Electrical Equipment)	165		82,262
General Dynamics Corp. (Aerospace & Defense)	604		122,461
General Electric Co. (Industrial Conglomerates)	2,860		299,928
General Mills, Inc. (Food Products)	1,580		97,644
General Motors Co.* (Automobiles)	3,783		205,909
Genuine Parts Co.* (Distributors)	373		48,904
Gilead Sciences, Inc. (Biotechnology)	3,267		211,963
Global Payments, Inc. (IT Services)	766		109,530
Globe Life, Inc. (Insurance)	243		21,632
Halliburton Co.* (Energy Equipment & Services)	2,318		57,927
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	908		15,472
Hartford Financial Services Group, Inc.* (Insurance)	904		65,929
Hasbro, Inc. (Leisure Products)	338		32,367
HCA Healthcare, Inc. (Health Care Providers & Services)	644		161,296
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,404		49,856
Henry Schein, Inc.* (Health Care Providers & Services)	363		27,715
Hess Corp. (Oil, Gas & Consumable Fuels)	717		59,203
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,401		49,825
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	727		104,652
Hologic, Inc.* (Health Care Equipment & Supplies)	661		48,458
Honeywell International, Inc. (Industrial Conglomerates)	1,799		393,298
Hormel Foods Corp. (Food Products)	734		31,063
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,858		31,270
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,003		29,779
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,128		94,872
Humana, Inc. (Health Care Providers & Services)	335		155,159
Huntington Bancshares, Inc.* (Banks)	3,845		60,520
Huntington Ingalls Industries, Inc.* (Aerospace & Defense)	105		21,287
IDEX Corp. (Machinery)	199		44,291
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	221		147,217
IHS Markit, Ltd. (Professional Services)	1,038		135,688
Illinois Tool Works, Inc.* (Machinery)	747		170,219
Illumina, Inc.* (Life Sciences Tools & Services)	382		158,553
Incyte Corp.* (Biotechnology)	489		32,753
Ingersoll Rand, Inc.* (Machinery)	1,054		56,663
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,572		518,028
Intercontinental Exchange, Inc. (Capital Markets)	1,467		203,121
International Business Machines Corp. (IT Services)	2,337		292,359
International Flavors & Fragrances, Inc. (Chemicals)	649		95,695
International Paper Co.* (Containers & Packaging)	1,018		50,564
Intuit, Inc. (Software)	713		446,331
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	929		335,490
Invesco, Ltd. (Capital Markets)	888		22,564
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	94		14,947
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	500		130,710

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	751	$34,276
J.B. Hunt Transport Services, Inc.* (Road & Rail)	219	43,185
Jack Henry & Associates, Inc. (IT Services)	194	32,297
Jacobs Engineering Group, Inc. (Professional Services)	340	47,743
Johnson & Johnson (Pharmaceuticals)	6,862	1,117,683
Johnson Controls International PLC (Building Products)	1,855	136,101
JPMorgan Chase & Co. (Banks)	7,789	1,323,273
Juniper Networks, Inc. (Communications Equipment)	845	24,944
Kansas City Southern* (Road & Rail)	236	73,219
Kellogg Co. (Food Products)	667	40,887
KeyCorp* (Banks)	2,491	57,966
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	481	86,590
Kimberly-Clark Corp. (Household Products)	878	113,692
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,594	36,024
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,076	85,023
KLA Corp.* (Semiconductors & Semiconductor Equipment)	399	148,731
L3Harris Technologies, Inc.* (Aerospace & Defense)	523	120,572
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	253	72,616
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	371	209,084
Lamb Weston Holding, Inc.* (Food Products)	377	21,282
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	893	34,657
Leggett & Platt, Inc.* (Household Durables)	346	16,210
Leidos Holdings, Inc.* (Professional Services)	369	36,893
Lennar Corp. - Class A (Household Durables)	715	71,450
Lincoln National Corp.* (Insurance)	460	33,189
Linde PLC (Chemicals)	1,346	429,643
Live Nation Entertainment, Inc.* (Entertainment)	344	34,796
LKQ Corp.* (Distributors)	703	38,721
Lockheed Martin Corp. (Aerospace & Defense)	644	214,014
Loews Corp.* (Insurance)	528	29,605
Lowe's Cos., Inc.* (Specialty Retail)	1,842	430,696
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	2,588	30,694
LyondellBasell Industries N.V. - Class A (Chemicals)	688	63,860
M&T Bank Corp. (Banks)	336	49,432
Marathon Oil Corp.* (Oil, Gas & Consumable Fuels)	2,051	33,472
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,662	109,576
MarketAxess Holdings, Inc. (Capital Markets)	99	40,458
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	714	114,176
Marsh & McLennan Cos., Inc. (Insurance)	1,321	220,343
Martin Marietta Materials, Inc.* (Construction Materials)	163	64,033
Masco Corp.* (Building Products)	644	42,214
Mastercard, Inc. - Class A (IT Services)	2,269	761,296
Match Group, Inc.* (Interactive Media & Services)	721	108,712
McCormick & Co., Inc. (Food Products)	649	52,069
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,946	477,840
McKesson Corp. (Health Care Providers & Services)	403	83,776
Medtronic PLC (Health Care Equipment & Supplies)	3,502	419,750
Merck & Co., Inc. (Pharmaceuticals)	6,596	580,778
MetLife, Inc. (Insurance)	1,897	119,132
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	61	90,334
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,040	49,046
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,430	105,949
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,933	202,670
Microsoft Corp. (Software)	19,589	6,496,104
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	303	61,876
Moderna, Inc.* (Biotechnology)	915	315,867
Mohawk Industries, Inc.* (Household Durables)	146	25,873
Molson Coors Beverage Co. - Class B (Beverages)	489	21,560
Mondelez International, Inc. - Class A (Food Products)	3,643	221,276
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	113	59,377
Monster Beverage Corp.* (Beverages)	977	83,045
Moody's Corp.* (Capital Markets)	422	170,551
Morgan Stanley (Capital Markets)	3,804	390,975
Motorola Solutions, Inc. (Communications Equipment)	441	109,628
MSCI, Inc. - Class A (Capital Markets)	215	142,949
Nasdaq, Inc.* (Capital Markets)	305	64,010
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	584	52,151
Netflix, Inc.* (Entertainment)	1,154	796,618
Newell Brands, Inc.* (Household Durables)	985	22,547
Newmont Corp. (Metals & Mining)	2,081	112,374
News Corp. - Class A (Media)	1,017	23,289
News Corp. - Class B (Media)	314	7,084
NextEra Energy, Inc. (Electric Utilities)	5,112	436,207
Nielsen Holdings PLC (Professional Services)	932	18,873
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,330	557,077
NiSource, Inc. (Multi-Utilities)	1,020	25,163
Norfolk Southern Corp.* (Road & Rail)	644	188,724
Northern Trust Corp.* (Capital Markets)	544	66,934

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Northrop Grumman Corp. (Aerospace & Defense)	393	$140,387
NortonLifelock, Inc. (Software)	1,512	38,480
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	962	24,743
NRG Energy, Inc. (Electric Utilities)	637	25,410
Nucor Corp. (Metals & Mining)	765	85,412
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,497	1,661,088
NVR, Inc.* (Household Durables)	9	44,053
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	691	138,794
Occidental Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,308	77,387
Old Dominion Freight Line, Inc. (Road & Rail)	244	83,289
Omnicom Group, Inc. (Media)	558	37,989
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,160	73,799
Oracle Corp. (Software)	4,295	412,062
O'Reilly Automotive, Inc.* (Specialty Retail)	179	111,395
Organon & Co. (Pharmaceuticals)	659	24,218
Otis Worldwide Corp. (Machinery)	1,112	89,305
PACCAR, Inc.* (Machinery)	905	81,106
Packaging Corp. of America (Containers & Packaging)	247	33,930
Parker-Hannifin Corp.* (Machinery)	337	99,951
Paychex, Inc. (IT Services)	834	102,816
Paycom Software, Inc.* (Software)	125	68,481
PayPal Holdings, Inc.* (IT Services)	3,063	712,423
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	433	31,003
Pentair PLC (Machinery)	432	31,955
People's United Financial, Inc. (Banks)	1,111	19,043
PepsiCo, Inc. (Beverages)	3,603	582,244
PerkinElmer, Inc.* (Life Sciences Tools & Services)	293	51,829
Pfizer, Inc. (Pharmaceuticals)	14,611	639,085
Philip Morris International, Inc. (Tobacco)	4,062	384,021
Phillips 66* (Oil, Gas & Consumable Fuels)	1,141	85,324
Pinnacle West Capital Corp.* (Electric Utilities)	293	18,896
Pioneer Natural Resources Co.* (Oil, Gas & Consumable Fuels)	593	110,879
Pool Corp. (Distributors)	105	54,092
PPG Industries, Inc.* (Chemicals)	618	99,232
PPL Corp. (Electric Utilities)	2,005	57,744
Principal Financial Group, Inc. (Insurance)	651	43,676
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,928	279,484
Prudential Financial, Inc.* (Insurance)	1,008	110,930
PTC, Inc.* (Software)	276	35,149
Public Service Enterprise Group, Inc.* (Multi-Utilities)	1,317	84,025
Public Storage (Equity Real Estate Investment Trusts)	398	132,208
PulteGroup, Inc. (Household Durables)	674	32,406
PVH Corp.* (Textiles, Apparel & Luxury Goods)	185	20,226
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	291	48,955
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	2,939	391,005
Quanta Services, Inc. (Construction & Engineering)	361	43,782
Quest Diagnostics, Inc. (Health Care Providers & Services)	318	46,676
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	126	16,023
Raymond James Financial, Inc. (Capital Markets)	483	47,619
Raytheon Technologies Corp. (Aerospace & Defense)	3,928	349,042
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,436	102,573
Regency Centers Corp. (Equity Real Estate Investment Trusts)	396	27,882
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	275	175,984
Regions Financial Corp. (Banks)	2,485	58,845
Republic Services, Inc. - Class A (Commercial Services & Supplies)	548	73,761
ResMed, Inc.* (Health Care Equipment & Supplies)	378	99,380
Robert Half International, Inc.* (Professional Services)	292	33,016
Rockwell Automation, Inc.* (Electrical Equipment)	303	96,778
Rollins, Inc. (Commercial Services & Supplies)	588	20,715
Roper Technologies, Inc.* (Industrial Conglomerates)	275	134,164
Ross Stores, Inc.* (Specialty Retail)	930	105,276
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	583	49,223
S&P Global, Inc. (Capital Markets)	628	297,772
Salesforce.com, Inc.* (Software)	2,533	759,115
SBA Communications Corp. (Equity Real Estate Investment Trusts)	286	98,764
Schlumberger, Ltd.* (Energy Equipment & Services)	3,642	117,490
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	544	48,454
Sealed Air Corp. (Containers & Packaging)	388	23,016
Sempra Energy* (Multi-Utilities)	834	106,443
ServiceNow, Inc.* (Software)	516	360,044
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	857	125,619
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	430	71,866
Snap-on, Inc.* (Machinery)	141	28,655
Southwest Airlines Co.* (Airlines)	1,540	72,811
Stanley Black & Decker, Inc.* (Machinery)	424	76,206
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,074	326,059
State Street Corp. (Capital Markets)	953	93,918
STERIS PLC (Health Care Equipment & Supplies)	260	60,772
Stryker Corp. (Health Care Equipment & Supplies)	876	233,077
SVB Financial Group* (Banks)	154	110,480
Sylvamo Corp.* (Paper & Forest Products)	1	23

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Synchrony Financial (Consumer Finance)	1,482	$68,839
Synopsys, Inc.* (Software)	399	132,939
Sysco Corp.* (Food & Staples Retailing)	1,332	102,431
T. Rowe Price Group, Inc. (Capital Markets)	593	128,610
Take-Two Interactive Software, Inc.* (Entertainment)	304	55,024
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	725	28,261
Target Corp. (Multiline Retail)	1,289	334,651
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	855	124,829
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	121	54,356
Teleflex, Inc.* (Health Care Equipment & Supplies)	121	43,190
Teradyne, Inc.* (Semiconductors & Semiconductor Equipment)	429	59,305
Tesla, Inc.* (Automobiles)	2,116	2,357,224
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,406	451,077
Textron, Inc.* (Aerospace & Defense)	582	42,981
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,735	43,601
The Allstate Corp.* (Insurance)	771	95,350
The Bank of New York Mellon Corp. (Capital Markets)	2,068	122,426
The Boeing Co.* (Aerospace & Defense)	1,436	297,295
The Charles Schwab Corp.* (Capital Markets)	3,913	320,983
The Clorox Co. (Household Products)	320	52,163
The Coca-Cola Co.* (Beverages)	10,126	570,803
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	128	53,366
The Estee Lauder Co., Inc.* (Personal Products)	603	195,571
The Gap, Inc.* (Specialty Retail)	558	12,661
The Goldman Sachs Group, Inc. (Capital Markets)	879	363,335
The Hershey Co. (Food Products)	378	66,282
The Home Depot, Inc. (Specialty Retail)	2,771	1,030,093
The Interpublic Group of Cos., Inc.* (Media)	1,024	37,448
The JM Smucker Co. - Class A (Food Products)	282	34,647
The Kraft Heinz Co.* (Food Products)	1,752	62,879
The Kroger Co. (Food & Staples Retailing)	1,771	70,875
The Mosaic Co. (Chemicals)	898	37,330
The PNC Financial Services Group, Inc. (Banks)	1,108	233,821
The Procter & Gamble Co. (Household Products)	6,328	904,840
The Progressive Corp. (Insurance)	1,525	144,692
The Sherwin-Williams Co.* (Chemicals)	631	199,781
The Southern Co.* (Electric Utilities)	2,759	171,941
The TJX Cos., Inc.* (Specialty Retail)	3,145	205,966
The Travelers Cos., Inc. (Insurance)	650	104,572
The Walt Disney Co.* (Entertainment)	4,737	800,884
The Western Union Co. (IT Services)	1,056	19,240
The Williams Cos., Inc.* (Oil, Gas & Consumable Fuels)	3,165	88,905
Thermo Fisher Scientific, Inc.* (Life Sciences Tools & Services)	1,025	648,896
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,528	175,766
Tractor Supply Co.* (Specialty Retail)	299	64,934
Trane Technologies PLC (Building Products)	619	111,996
TransDigm Group, Inc.* (Aerospace & Defense)	136	84,840
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	656	57,315
Truist Financial Corp. (Banks)	3,478	220,749
Twitter, Inc.* (Interactive Media & Services)	2,079	111,310
Tyler Technologies, Inc.* (Software)	107	58,125
Tyson Foods, Inc.* - Class A (Food Products)	768	61,417
U.S. Bancorp (Banks)	3,515	212,201
UDR, Inc. (Equity Real Estate Investment Trusts)	726	40,315
Ulta Beauty, Inc.* (Specialty Retail)	143	52,532
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	490	10,760
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	540	10,195
Union Pacific Corp. (Road & Rail)	1,699	410,139
United Airlines Holdings , Inc.* (Airlines)	842	38,850
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,898	405,166
United Rentals, Inc.* (Trading Companies & Distributors)	189	71,652
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,457	1,131,374
Universal Health Services, Inc.* - Class B (Health Care Providers & Services)	198	24,572
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,065	82,356
Ventas, Inc. (Equity Real Estate Investment Trusts)	991	52,890
VeriSign, Inc.* (IT Services)	254	56,558
Verisk Analytics, Inc. - Class A (Professional Services)	420	88,313
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,790	571,762
Vertex Pharmaceuticals, Inc.* (Biotechnology)	677	125,198
VF Corp.* (Textiles, Apparel & Luxury Goods)	850	61,948
ViacomCBS, Inc. - Class B (Media)	1,577	57,119
Viatris, Inc. (Pharmaceuticals)	3,149	42,039
Visa, Inc. - Class A (IT Services)	4,399	931,577
Vornado Realty Trust (Equity Real Estate Investment Trusts)	412	17,564
Vulcan Materials Co.* (Construction Materials)	348	66,162
W.R. Berkley Corp.* (Insurance)	364	28,974
W.W. Grainger, Inc.* (Trading Companies & Distributors)	115	53,258
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	1,869	87,880
Walmart, Inc. (Food & Staples Retailing)	3,727	556,888
Waste Management, Inc. (Commercial Services & Supplies)	1,010	161,832

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	161	$59,176
WEC Energy Group, Inc. (Multi-Utilities)	822	74,029
Wells Fargo & Co.* (Banks)	10,702	547,514
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,101	88,520
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	193	82,967
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	799	41,780
Westinghouse Air Brake Technologies Corp.* (Machinery)	493	44,730
WestRock Co. (Containers & Packaging)	695	33,430
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,953	69,761
Whirlpool Corp.* (Household Durables)	163	34,365
Willis Towers Watson PLC (Insurance)	337	81,648
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	274	24,605
Xcel Energy, Inc. (Electric Utilities)	1,402	90,555
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	644	115,920
Xylem, Inc. (Machinery)	471	61,508
Yum! Brands, Inc.* (Hotels, Restaurants & Leisure)	770	96,204
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	139	74,219
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	547	78,287
Zions Bancorp* (Banks)	421	26,519
Zoetis, Inc. (Pharmaceuticals)	1,235	267,007
TOTAL COMMON STOCKS
(Cost $43,537,335)		101,879,725

Repurchase Agreements(b)(c) (25.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $37,943,000	$37,943,000	$37,943,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,943,000)		37,943,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	9,200	$9,200
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $9,200)		9,200
TOTAL INVESTMENT SECURITIES
(Cost $81,489,535) - 94.6%		139,831,925
Net other assets (liabilities) - 5.4%		8,009,123
NET ASSETS - 100.0%		$147,841,048

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $8,626.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $22,175,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	40	12/20/21	$9,194,000	$187,225

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/29/21	0 .62%	$69,301,758	$801,057
SPDR S&P 500 ETF	Goldman Sachs International	11/29/21	0 .52%	38,756,855	330,551
				$108,058,613	$1,131,608

S&P 500	UBS AG	11/29/21	0 .58%	$59,755,727	$704,493
SPDR S&P 500 ETF	UBS AG	11/29/21	0 .18%	16,687,665	192,776
				$76,443,392	$897,269
				$184,502,005	$2,028,877

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

UltraBull ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,422,658	1.0%
Air Freight & Logistics	644,345	0.4%
Airlines	226,436	0.2%
Auto Components	149,921	0.1%
Automobiles	2,737,741	1.9%
Banks	4,467,499	3.0%
Beverages	1,385,216	0.9%
Biotechnology	1,799,874	1.2%
Building Products	499,776	0.3%
Capital Markets	3,184,197	2.2%
Chemicals	1,751,128	1.2%
Commercial Services & Supplies	440,653	0.3%
Communications Equipment	842,679	0.6%
Construction & Engineering	43,782	NM
Construction Materials	130,195	0.1%
Consumer Finance	624,593	0.4%
Containers & Packaging	314,140	0.2%
Distributors	141,717	0.1%
Diversified Financial Services	1,387,119	0.9%
Diversified Telecommunication Services	1,072,469	0.7%
Electric Utilities	1,572,728	1.1%
Electrical Equipment	580,872	0.4%
Electronic Equipment, Instruments & Components	669,862	0.5%
Energy Equipment & Services	229,515	0.2%
Entertainment	1,949,582	1.3%
Equity Real Estate Investment Trusts	2,579,696	1.7%
Food & Staples Retailing	1,384,329	0.9%
Food Products	844,443	0.6%
Gas Utilities	31,413	NM
Health Care Equipment & Supplies	3,699,628	2.5%
Health Care Providers & Services	2,686,590	1.8%
Health Care Technology	57,129	NM
Hotels, Restaurants & Leisure	1,987,170	1.3%
Household Durables	379,792	0.3%
Household Products	1,293,897	0.9%
Independent Power and Renewable Electricity Producers	43,601	NM
Industrial Conglomerates	1,096,661	0.7%
Insurance	1,957,977	1.3%
Interactive Media & Services	6,740,511	4.6%
Internet & Direct Marketing Retail	4,040,323	2.7%
IT Services	4,542,023	3.1%
Leisure Products	32,367	NM
Life Sciences Tools & Services	1,421,055	1.0%
Machinery	1,552,421	1.1%
Media	1,102,563	0.8%
Metals & Mining	341,990	0.2%
Multiline Retail	536,086	0.4%
Multi-Utilities	718,274	0.5%
Oil, Gas & Consumable Fuels	2,678,828	1.8%
Paper & Forest Products	23	NM
Personal Products	195,571	0.1%
Pharmaceuticals	3,597,567	2.4%
Professional Services	448,471	0.3%
Real Estate Management & Development	91,070	0.1%
Road & Rail	1,011,055	0.7%
Semiconductors & Semiconductor Equipment	5,781,813	3.9%
Software	10,202,165	6.9%
Specialty Retail	2,331,214	1.6%
Technology Hardware, Storage & Peripherals	6,418,695	4.3%
Textiles, Apparel & Luxury Goods	719,962	0.5%
Tobacco	595,970	0.4%
Trading Companies & Distributors	210,358	0.1%
Water Utilities	82,561	0.1%
Wireless Telecommunication Services	175,766	0.1%
Other **	45,961,323	31.1%
Total	$147,841,048	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (81.2%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	4,285	$67,189
360 DigiTech, Inc.*ADR (Consumer Finance)	4,346	88,702
Agora, Inc.*ADR (Software)	2,896	63,133
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	22,117	3,647,978
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	6,825	102,375
Autohome, Inc.ADR (Interactive Media & Services)	2,265	89,128
Baidu, Inc.*ADR (Interactive Media & Services)	5,223	847,379
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	2,405	41,607
Beigene, Ltd.*ADR (Biotechnology)	2,245	803,082
Bilibili, Inc.*ADR (Entertainment)	9,896	725,377
China Life Insurance Co., Ltd.ADR(a) (Insurance)	64,341	554,619
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	11,036	537,233
China Southern Airlines Co., Ltd.*ADR(a) (Airlines)	1,479	44,725
Chindata Group Holdings, Ltd.*ADR (IT Services)	5,213	51,921
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,574	200,231
DouYu International Holdings, Ltd.*ADR (Entertainment)	6,742	21,237
FinVolution GroupADR (Consumer Finance)	6,083	37,228
Gaotu Techedu, Inc.*ADR(a) (Diversified Consumer Services)	5,737	16,867
GDS Holdings, Ltd.*ADR (IT Services)	4,940	293,437
Hello Group, Inc.ADR (Interactive Media & Services)	7,183	89,428
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	3,669	75,251
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	6,354	294,571
HUYA, Inc.*ADR (Entertainment)	3,632	29,855
iClick Interactive Asia Group, Ltd.*ADR (Media)	2,890	19,912
iQIYI, Inc.*ADR (Entertainment)	14,272	118,172
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	24,726	1,935,551
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	1,663	99,481
JOYY, Inc.ADR (Interactive Media & Services)	2,375	119,676
KE Holdings, Inc.*ADR (Real Estate Management & Development)	21,681	395,028
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	4,055	93,143
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	4,783	25,541
MINISO Group Holding, Ltd.ADR (Multiline Retail)	1,358	20,384
NetEase, Inc.ADR (Entertainment)	9,354	912,857
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	65,228	133,717
NIO, Inc.*ADR (Automobiles)	37,547	1,479,727
Niu Technologies*ADR (Automobiles)	1,922	50,318
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	9,124	440,324
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	12,079	1,074,065
Qudian, Inc.*ADR (Consumer Finance)	7,624	12,732
ReneSola, Ltd.*ADR (Construction & Engineering)	1,960	17,424
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,333	31,139
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,241	25,143
Sos, Ltd.*ADR(a) (Professional Services)	7,898	17,771
TAL Education Group*ADR (Diversified Consumer Services)	17,254	70,569
Tencent Music Entertainment Group*ADR (Entertainment)	25,995	204,321
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	19,974	570,457
Tuya, Inc.*ADR (Software)	1,833	11,878
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	3,521	22,781
Uxin, Ltd.*ADR(a) (Internet & Direct Marketing Retail)	7,257	17,417
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	16,108	179,765
Weibo Corp.*ADR (Interactive Media & Services)	2,372	106,693
Zai Lab, Ltd.*ADR (Biotechnology)	3,011	314,348
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	18,268	535,800
TOTAL COMMON STOCKS
(Cost $12,930,071)		17,778,687

Repurchase Agreements(b)(c) (13.1%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,858,000	$2,858,000	$2,858,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,858,000)		2,858,000

Collateral for Securities Loaned(d) (3.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	705,736	$705,736
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $705,736)		705,736
TOTAL INVESTMENT SECURITIES
(Cost $16,493,807) - 97.5%		21,342,423
Net other assets (liabilities) - 2.5%		542,465
NET ASSETS - 100.0%		$21,884,888

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $640,316.

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $2,514,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	11/29/21	0 .52%	$11,858,271	$(356,229)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	11/29/21	0 .33%	13,994,116	(367,577)
				$25,852,387	$(723,806)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$535,800	2.5%
Airlines	44,725	0.2%
Automobiles	1,530,045	7.0%
Biotechnology	1,117,430	5.1%
Capital Markets	22,781	0.1%
Chemicals	31,139	0.1%
Construction & Engineering	17,424	0.1%
Consumer Finance	164,203	0.8%
Diversified Consumer Services	221,153	1.0%
Entertainment	2,011,819	9.2%
Hotels, Restaurants & Leisure	294,571	1.4%
Independent Power and Renewable Electricity Producers	75,251	0.3%
Insurance	554,619	2.5%
Interactive Media & Services	1,277,447	5.8%
Internet & Direct Marketing Retail	7,466,840	34.0%
IT Services	505,690	2.3%
Media	19,912	0.1%
Metals & Mining	102,375	0.5%
Multiline Retail	20,384	0.1%
Oil, Gas & Consumable Fuels	977,557	4.5%
Professional Services	17,771	0.1%
Real Estate Management & Development	395,028	1.8%
Semiconductors & Semiconductor Equipment	299,712	1.4%
Software	75,011	0.3%
Other **	4,106,201	18.8%
Total	$21,884,888	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2021:

	Value	% of Net Assets
China	$17,778,687	81.2%
Other **	4,106,201	18.8%
Total	$21,884,888	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (66.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,907	$876,783
American Express Co. (Consumer Finance)	4,909	853,086
Amgen, Inc.* (Biotechnology)	4,906	1,015,395
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	4,909	735,368
Caterpillar, Inc. (Machinery)	4,907	1,001,077
Chevron Corp.* (Oil, Gas & Consumable Fuels)	4,909	562,031
Cisco Systems, Inc. (Communications Equipment)	4,911	274,869
Dow, Inc.* (Chemicals)	4,909	274,757
Honeywell International, Inc. (Industrial Conglomerates)	4,906	1,072,550
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,909	240,541
International Business Machines Corp. (IT Services)	4,909	614,116
Johnson & Johnson (Pharmaceuticals)	4,909	799,578
JPMorgan Chase & Co. (Banks)	4,909	833,990
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,906	1,204,668
Merck & Co., Inc. (Pharmaceuticals)	4,909	432,237
Microsoft Corp. (Software)	4,906	1,626,927
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,909	821,227
Salesforce.com, Inc.* (Software)	4,906	1,470,279
The Boeing Co.* (Aerospace & Defense)	4,906	1,015,689
The Coca-Cola Co.* (Beverages)	4,908	276,664
The Goldman Sachs Group, Inc. (Capital Markets)	4,906	2,027,895
The Home Depot, Inc. (Specialty Retail)	4,906	1,823,756
The Procter & Gamble Co. (Household Products)	4,909	701,938
The Travelers Cos., Inc. (Insurance)	4,909	789,760
The Walt Disney Co.* (Entertainment)	4,909	829,965
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,906	2,259,066
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,907	260,022
Visa, Inc. - Class A (IT Services)	4,906	1,038,944
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	4,910	230,868
Walmart, Inc. (Food & Staples Retailing)	4,909	733,503
TOTAL COMMON STOCKS
(Cost $12,313,383)		26,697,549

Repurchase Agreements(a)(b) (32.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $13,336,000	$13,336,000	$13,336,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,336,000)		13,336,000
TOTAL INVESTMENT SECURITIES
(Cost $25,649,383) - 98.9%		40,033,549
Net other assets (liabilities) - 1.1%		447,486
NET ASSETS - 100.0%		$40,481,035

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $6,713,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	16	12/20/21	$2,856,320	$64,524

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/29/21	0 .57%	$19,263,620	$178,785
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/29/21	0 .42%	7,125,376	64,465
				$26,388,996	$243,250

Dow Jones Industrial Average	UBS AG	11/29/21	0 .58%	$17,112,544	$156,569
SPDR Dow Jones Industrial Average ETF	UBS AG	11/29/21	0 .38%	7,968,694	72,113
				$25,081,238	$228,682
				$51,470,234	$471,932

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,015,689	2.5%
Banks	833,990	2.1%
Beverages	276,664	0.7%
Biotechnology	1,015,395	2.5%
Capital Markets	2,027,895	5.0%
Chemicals	274,757	0.7%
Communications Equipment	274,869	0.7%
Consumer Finance	853,086	2.1%
Diversified Telecommunication Services	260,022	0.6%
Entertainment	829,965	2.0%
Food & Staples Retailing	964,371	2.4%
Health Care Providers & Services	2,259,066	5.6%
Hotels, Restaurants & Leisure	1,204,668	3.0%
Household Products	701,938	1.7%
Industrial Conglomerates	1,949,332	4.8%
Insurance	789,760	2.0%
IT Services	1,653,060	4.1%
Machinery	1,001,077	2.5%
Oil, Gas & Consumable Fuels	562,031	1.4%
Pharmaceuticals	1,231,815	3.0%
Semiconductors & Semiconductor Equipment	240,541	0.6%
Software	3,097,207	7.7%
Specialty Retail	1,823,756	4.5%
Technology Hardware, Storage & Peripherals	735,368	1.8%
Textiles, Apparel & Luxury Goods	821,227	2.0%
Other **	13,783,486	34.0%
Total	$40,481,035	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (86.7%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	7,313	$1,206,205
Ambev S.A.ADR (Beverages)	17,468	51,705
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	4,603	81,841
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,654	30,566
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,779	48,266
Baidu, Inc.*ADR (Interactive Media & Services)	1,081	175,381
Banco Bradesco S.A.*ADR (Banks)	19,215	67,253
Beigene, Ltd.*ADR (Biotechnology)	206	73,691
Bilibili, Inc.*ADR (Entertainment)	861	63,111
Cemex SAB de CV*ADR (Construction Materials)	6,004	38,606
China Life Insurance Co., Ltd.ADR(a) (Insurance)	5,898	50,841
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	1,011	49,215
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,506	59,487
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	481	29,553
Fomento Economico Mexicano S.A.B. de C.V.*ADR (Beverages)	728	59,834
GDS Holdings, Ltd.*ADR (IT Services)	453	26,908
Gerdau S.A.*ADR (Metals & Mining)	4,542	21,484
Gold Fields, Ltd.ADR (Metals & Mining)	3,518	32,647
Grupo Televisa SABADR (Media)	2,005	20,291
HDFC Bank, Ltd.ADR (Banks)	5,408	388,889
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	583	27,028
ICICI Bank, Ltd.ADR (Banks)	10,164	214,969
Infosys Technologies, Ltd.ADR (IT Services)	13,263	295,500
Itau Unibanco Holding S.A.ADR (Banks)	19,205	78,164
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	3,557	278,442
KB Financial Group, Inc.ADR (Banks)	1,549	74,460
Natura & Co. Holding SA*ADR(a) (Personal Products)	1,667	22,955
NetEase, Inc.ADR (Entertainment)	1,436	140,140
NIO, Inc.*ADR (Automobiles)	5,399	212,775
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	837	40,394
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,378	72,452
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,738	154,543
POSCO*ADR (Metals & Mining)	1,202	76,039
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,884	49,530
Sasol, Ltd.*ADR (Chemicals)	2,290	38,380
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,047	66,159
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	2,741	38,923
SK Telecom Co., Ltd.ADR(a) (Wireless Telecommunication Services)	1,259	36,511
Sociedad Quimica y Minera de Chile SAADR (Chemicals)	566	31,068
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	3,129	27,441
Taiwan Semiconductor Manufacturing Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	11,216	1,275,259
Tata Motors, Ltd.*ADR (Automobiles)	1,395	44,054
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	1,830	52,265
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	9,158	94,053
Vale S.A.ADR (Metals & Mining)	15,917	202,623
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	1,476	16,472
Wipro, Ltd.ADR (IT Services)	5,863	52,532
Zai Lab, Ltd.*ADR (Biotechnology)	276	28,814
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,674	49,098
TOTAL COMMON STOCKS
(Cost $2,913,756)		6,366,817

Preferred Stock (1.2%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	9,103	87,480
TOTAL PREFERRED STOCK
(Cost $7,094)		87,480

Repurchase Agreements(b)(c) (12.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $941,000	$941,000	$941,000
TOTAL REPURCHASE AGREEMENTS
(Cost $941,000)		941,000

Collateral for Securities Loaned(d) (1.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	106,903	$106,903
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $106,903)		106,903
TOTAL INVESTMENT SECURITIES
(Cost $3,968,753) - 102.2%		7,502,200
Net other assets (liabilities) - (2.2)%		(164,985)
NET ASSETS - 100.0%		$7,337,215

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $96,873.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $293,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	11/29/21	0 .52%	$4,477,493	$(97,050)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	11/29/21	0 .58%	3,740,184	(87,652)
				$8,217,677	$(184,702)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$49,098	0.7%
Automobiles	256,829	3.5%
Banks	889,894	12.1%
Beverages	111,540	1.5%
Biotechnology	102,505	1.4%
Chemicals	69,448	0.9%
Construction Materials	38,606	0.5%
Diversified Telecommunication Services	109,017	1.5%
Entertainment	203,250	2.8%
Hotels, Restaurants & Leisure	27,028	0.3%
Insurance	50,841	0.7%
Interactive Media & Services	175,381	2.4%
Internet & Direct Marketing Retail	1,707,928	23.3%
IT Services	374,940	5.1%
Media	20,291	0.3%
Metals & Mining	402,281	5.5%
Oil, Gas & Consumable Fuels	249,541	3.4%
Paper & Forest Products	27,441	0.4%
Personal Products	22,955	0.3%
Pharmaceuticals	29,553	0.4%
Semiconductors & Semiconductor Equipment	1,417,578	19.3%
Wireless Telecommunication Services	118,352	1.6%
Other **	882,918	12.1%
Total	$7,337,215	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2021:

	Value	% of Net Assets
Brazil	$631,557	8.6%
Chile	31,068	0.4%
China	2,645,323	36.0%
India	1,025,497	14.0%
Indonesia	49,530	0.7%
Mexico	200,572	2.7%
South Africa	140,516	1.9%
South Korea	253,169	3.5%
Taiwan	1,477,065	20.1%
Other **	882,918	12.1%
Total	$7,337,215	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (85.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,557,000	$2,557,000	$2,557,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,557,000)		2,557,000
TOTAL INVESTMENT SECURITIES
(Cost $2,557,000) - 85.1%		2,557,000
Net other assets (liabilities) - 14.9%		447,114
NET ASSETS - 100.0%		$3,004,114

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $576,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/29/21	0 .37%	$2,391,453	$8,588
MSCI EAFE Index	UBS AG	11/29/21	0 .88%	3,631,686	10,309
				$6,023,139	$18,897

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a) (86.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $13,997,000	$13,997,000	$13,997,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,997,000)		13,997,000
TOTAL INVESTMENT SECURITIES
(Cost $13,997,000) - 86.6%		13,997,000
Net other assets (liabilities) - 13.4%		2,163,975

NET ASSETS - 100.0%		$16,160,975

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	222	12/10/21	$32,195,550	$(244,294)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/29/21	0 .47%	$125,748	$1,152

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (83.1%)

	Shares	Value
Ambev S.A.ADR (Beverages)	172,306	$510,026
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	37,438	665,647
Azul S.A.*ADR (Airlines)	4,824	63,822
Banco Bradesco S.A.*ADR (Banks)	132,275	462,963
Banco de ChileADR (Banks)	10,161	175,582
Banco Santander Brasil S.A.ADR (Banks)	18,628	113,817
Banco Santander ChileADR (Banks)	6,428	113,904
Bancolombia S.A.ADR (Banks)	5,903	212,095
Braskem SA*ADR (Chemicals)	4,706	91,155
BRF S.A.*ADR (Food Products)	26,090	107,752
Cemex SAB de CV*ADR (Construction Materials)	57,330	368,632
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR(a) (Electric Utilities)	17,514	106,485
Cia Energetica de Minas GeraisADR (Electric Utilities)	58,840	132,390
Cia Siderurgica Nacional SAADR (Metals & Mining)	29,205	119,156
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,324	124,915
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	18,065	113,448
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	10,200	154,530
Embraer SA*ADR (Aerospace & Defense)	7,951	123,479
Enel Americas S.A.ADR (Electric Utilities)	15,064	85,262
Fomento Economico Mexicano S.A.B. de C.V.*ADR (Beverages)	6,194	509,085
Gerdau S.A.*ADR (Metals & Mining)	55,574	262,865
Getnet Adquirencia e Servicos para Meios de Pagamento SA*ADR (IT Services)	2,329	3,726
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,583	199,901
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	834	168,176
Grupo Televisa SABADR (Media)	20,996	212,480
Itau Unibanco Holding S.A.ADR (Banks)	149,086	606,780
Natura & Co. Holding SA*ADR(a) (Personal Products)	18,924	260,583
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	72,119	708,208
Sendas Distribuidora SAADR (Food & Staples Retailing)	7,262	97,964
Sociedad Quimica y Minera de Chile SAADR (Chemicals)	6,678	366,556
Suzano Papel e Celulose S.A.*ADR(a) (Paper & Forest Products)	37,781	331,339
Telefonica Brasil SAADR (Diversified Telecommunication Services)	20,712	166,317
Ternium S.A.ADR (Metals & Mining)	2,045	94,745
Ultrapar Participacoes S.A.ADR(a) (Oil, Gas & Consumable Fuels)	33,150	77,240
Vale S.A.ADR (Metals & Mining)	121,812	1,550,668
TOTAL COMMON STOCKS
(Cost $6,176,099)		9,461,693
Preferred Stock (6.3%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	74,248	713,523
TOTAL PREFERRED STOCK
(Cost $142,999)		$713,523

Repurchase Agreements(b)(c) (12.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,440,000	$1,440,000	$1,440,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,440,000)		1,440,000

Collateral for Securities Loaned(d) (6.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	751,590	$751,590
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $751,590)		751,590
TOTAL INVESTMENT SECURITIES
(Cost $8,510,688) - 108.7%		12,366,806
Net other assets (liabilities) - (8.7)%		(993,722)

NET ASSETS - 100.0%		$11,373,084

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $689,822.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,048,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	11/29/21	0 .52%	$6,631,891	$(198,098)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	11/29/21	0 .58%	5,951,771	(171,961)
				$12,583,662	$(370,059)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$123,479	1.1%
Airlines	63,822	0.6%
Banks	1,685,141	14.8%
Beverages	1,144,026	10.1%
Chemicals	457,711	4.0%
Construction Materials	368,632	3.2%
Diversified Telecommunication Services	166,317	1.5%
Electric Utilities	324,137	2.9%
Food & Staples Retailing	97,964	0.9%
Food Products	107,752	0.9%
IT Services	3,726	NM
Media	212,480	1.9%
Metals & Mining	2,027,433	17.7%
Oil, Gas & Consumable Fuels	1,653,501	14.5%
Paper & Forest Products	331,339	2.9%
Personal Products	260,583	2.3%
Transportation Infrastructure	368,077	3.2%
Water Utilities	113,448	1.0%
Wireless Telecommunication Services	665,648	5.9%
Other **	1,197,868	10.6%
Total	$11,373,084	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2021:

	Value	% of Net Assets
Brazil	$6,723,706	59.1%
Chile	741,304	6.5%
Colombia	366,625	3.2%
Luxembourg	94,745	0.8%
Mexico	2,248,836	19.8%
Other **	1,197,868	10.6%
Total	$11,373,084	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (71.4%)
	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,527	$94,674
ACI Worldwide, Inc.* (Software)	1,996	61,237
Acuity Brands, Inc. (Electrical Equipment)	607	124,696
Adient PLC* (Auto Components)	1,600	66,592
AECOM* (Construction & Engineering)	2,448	167,370
Affiliated Managers Group, Inc.* (Capital Markets)	700	117,516
AGCO Corp.* (Machinery)	1,051	128,443
Alleghany Corp.* (Insurance)	236	153,725
ALLETE, Inc.* (Electric Utilities)	888	54,648
Alliance Data Systems Corp.* (IT Services)	845	72,036
Amedisys, Inc.* (Health Care Providers & Services)	555	93,984
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,363	126,940
American Eagle Outfitters, Inc. (Specialty Retail)	2,593	61,558
American Financial Group, Inc.* (Insurance)	1,123	152,773
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,702	37,308
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	5,516	58,690
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	2,667	142,978
AptarGroup, Inc. (Containers & Packaging)	1,121	135,395
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,220	141,215
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,771	113,025
ASGN, Inc.* (Professional Services)	899	107,574
Ashland Global Holdings, Inc.* (Chemicals)	959	92,074
Aspen Technology, Inc.* (Software)	1,154	180,820
Associated Banc-Corp.* (Banks)	2,599	57,906
AutoNation, Inc.* (Specialty Retail)	742	89,871
Avient Corp. (Chemicals)	1,551	83,568
Avis Budget Group, Inc.* (Road & Rail)	802	138,995
Avnet, Inc.* (Electronic Equipment, Instruments & Components)	1,691	64,444
Axon Enterprise, Inc.* (Aerospace & Defense)	1,115	200,655
Bank of Hawaii Corp.* (Banks)	688	58,136
Bank OZK (Banks)	2,069	92,422
Belden, Inc.* (Electronic Equipment, Instruments & Components)	763	45,940
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,330	136,164
Black Hills Corp.* (Multi-Utilities)	1,079	71,624
Blackbaud, Inc.* (Software)	715	50,772
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,392	88,782
Brighthouse Financial, Inc.* (Insurance)	1,412	70,925
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	5,046	118,278
Brooks Automation, Inc.* (Semiconductors & Semiconductor Equipment)	1,262	146,960
Brunswick Corp.* (Leisure Products)	1,317	122,600
Builders FirstSource, Inc.* (Building Products)	3,520	205,110
Cable One, Inc. (Media)	85	145,453
Cabot Corp.* (Chemicals)	964	51,429
CACI International, Inc.* - Class A (Professional Services)	401	115,345
Cadence Bank* (Banks)	3,326	96,521
Callaway Golf Co.* (Leisure Products)	1,989	53,802
Camden Property Trust (Equity Real Estate Investment Trusts)	1,709	278,737
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,583	137,519
Carlisle Cos., Inc.* (Industrial Conglomerates)	886	197,507
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	748	73,693
Casey's General Stores, Inc. (Food & Staples Retailing)	629	120,479
Cathay General Bancorp* (Banks)	1,328	56,028
CDK Global, Inc. (Software)	2,068	89,999
Cerence, Inc.* (Software)	646	67,914
ChampionX Corp.* (Energy Equipment & Services)	3,429	89,943
Chemed Corp. (Health Care Providers & Services)	267	128,761
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	558	78,466
Churchill Downs, Inc.* (Hotels, Restaurants & Leisure)	589	135,469
Ciena Corp.* (Communications Equipment)	2,630	142,782
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	978	79,032
CIT Group, Inc. (Banks)	1,684	83,409
Clean Harbors, Inc.* (Commercial Services & Supplies)	850	95,659
Cleveland-Cliffs, Inc.* (Metals & Mining)	7,726	186,274
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	496	63,672
CNO Financial Group, Inc. (Insurance)	2,170	52,384
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,702	54,086
Cognex Corp.* (Electronic Equipment, Instruments & Components)	3,002	262,946
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	416	105,830
Colfax Corp.* (Machinery)	2,200	113,564
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	594	61,681
Commerce Bancshares, Inc.* (Banks)	1,806	127,341
Commercial Metals Co. (Metals & Mining)	2,049	65,937
CommVault Systems, Inc.* (Software)	780	47,970
Compass Minerals International, Inc. (Metals & Mining)	579	37,982
Concentrix Corp. (IT Services)	727	129,173
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	751	106,987
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,907	51,718
Coty, Inc.* - Class A (Personal Products)	5,685	48,209
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,527	100,094
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	403	53,668
Crane Co.* (Machinery)	846	87,375
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,059	170,976
Cullen/Frost Bankers, Inc.* (Banks)	962	124,579
Curtiss-Wright Corp.* (Aerospace & Defense)	694	88,610
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,108	172,898

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Dana, Inc.* (Auto Components)	2,468	$54,765
Darling Ingredients, Inc.* (Food Products)	2,754	232,769
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	471	186,191
Dick's Sporting Goods, Inc. (Specialty Retail)	1,113	138,246
Digital Turbine, Inc.* (Software)	1,486	127,885
Donaldson Co., Inc.* (Machinery)	2,135	128,121
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,982	97,452
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,646	78,942
Dycom Industries, Inc.* (Construction & Engineering)	523	41,537
Eagle Materials, Inc. (Construction Materials)	712	105,632
East West Bancorp, Inc. (Banks)	2,411	191,626
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	687	135,875
EMCOR Group, Inc. (Construction & Engineering)	913	110,920
Emergent BioSolutions, Inc.* (Biotechnology)	812	38,708
Encompass Health Corp. (Health Care Providers & Services)	1,691	107,480
Energizer Holdings, Inc. (Household Products)	1,069	38,986
EnerSys (Electrical Equipment)	722	57,789
Envestnet, Inc.* (Software)	926	77,321
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,740	107,134
EPR Properties (Equity Real Estate Investment Trusts)	1,271	63,817
EQT Corp.* (Oil, Gas & Consumable Fuels)	5,136	102,258
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	6,907	71,211
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,902	91,296
Essential Utilities, Inc. (Water Utilities)	3,801	178,913
Evercore Partners, Inc. - Class A (Capital Markets)	674	102,340
Exelixis, Inc.* (Biotechnology)	5,354	115,165
F.N.B. Corp.* (Banks)	5,426	63,213
FactSet Research Systems, Inc.* (Capital Markets)	641	284,533
Fair Isaac Corp.* (Software)	482	191,932
Federated Hermes, Inc.* - Class B (Capital Markets)	1,658	55,228
First American Financial Corp. (Insurance)	1,868	136,626
First Financial Bankshares, Inc. (Banks)	2,177	110,417
First Horizon Corp.* (Banks)	9,334	158,398
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,195	127,815
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,680	200,911
FirstCash, Inc. (Consumer Finance)	687	60,779
Five Below, Inc.* (Specialty Retail)	951	187,632
Flowers Foods, Inc.* (Food Products)	3,382	83,705
Flowserve Corp. (Machinery)	2,214	74,435
Fluor Corp.* (Construction & Engineering)	2,402	46,695
Foot Locker, Inc.* (Specialty Retail)	1,530	72,935
Fox Factory Holding Corp.* (Auto Components)	715	115,079
FTI Consulting, Inc.* (Professional Services)	583	83,905
Fulton Financial Corp.* (Banks)	2,771	44,613
GameStop Corp.* - Class A (Specialty Retail)	1,057	193,970
GATX Corp.* (Trading Companies & Distributors)	603	57,195
Genpact, Ltd. (IT Services)	2,934	144,794
Gentex Corp. (Auto Components)	4,061	143,719
Glacier Bancorp, Inc. (Banks)	1,840	101,734
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,331	102,713
Graco, Inc. (Machinery)	2,884	216,819
Graham Holdings Co. - Class B (Diversified Consumer Services)	68	39,838
Grand Canyon Education, Inc.* (Diversified Consumer Services)	767	61,130
Greif, Inc. - Class A (Containers & Packaging)	452	29,235
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,484	32,930
GXO Logistics, Inc.* (Air Freight & Logistics)	1,675	148,740
H&R Block, Inc.* (Diversified Consumer Services)	3,025	69,787
Haemonetics Corp.* (Health Care Equipment & Supplies)	866	59,503
Halozyme Therapeutics, Inc.* (Biotechnology)	2,418	92,053
Hancock Whitney Corp.* (Banks)	1,476	73,032
Harley-Davidson, Inc. (Automobiles)	2,614	95,385
Hawaiian Electric Industries, Inc.* (Electric Utilities)	1,858	75,360
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,473	81,757
HealthEquity, Inc.* (Health Care Providers & Services)	1,416	93,711
Helen of Troy, Ltd.* (Household Durables)	409	92,005
Herman Miller, Inc.* (Commercial Services & Supplies)	1,280	49,818
Hexcel Corp.* (Aerospace & Defense)	1,424	80,798
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,770	79,367
Hill-Rom Holdings, Inc.* (Health Care Equipment & Supplies)	1,118	173,179
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,540	85,852
Home BancShares, Inc.* (Banks)	2,566	60,968
Hubbell, Inc.* (Electrical Equipment)	923	184,018
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,591	66,718
IAA, Inc.* (Commercial Services & Supplies)	2,291	136,658
ICU Medical, Inc.* (Health Care Equipment & Supplies)	338	79,136
IDACORP, Inc.* (Electric Utilities)	859	89,611
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,782	107,829
Ingevity Corp.* (Chemicals)	671	52,278
Ingredion, Inc. (Food Products)	1,139	108,467
Insperity, Inc. (Professional Services)	610	76,250

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,235	$82,078
Interactive Brokers Group, Inc. (Capital Markets)	1,484	105,141
International Bancshares Corp. (Banks)	904	38,330
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,242	90,913
ITT, Inc. (Machinery)	1,463	137,624
Jabil, Inc.* (Electronic Equipment, Instruments & Components)	2,479	148,641
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	368	36,414
Janus Henderson Group PLC (Capital Markets)	2,928	136,152
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,039	138,228
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,973	56,941
Jefferies Financial Group, Inc. (Diversified Financial Services)	3,358	144,394
JetBlue Airways Corp.* (Airlines)	5,403	75,804
John Wiley & Sons, Inc. - Class A (Media)	740	40,086
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	862	222,594
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,024	29,692
KB Home (Household Durables)	1,528	61,349
KBR, Inc. (Professional Services)	2,392	101,516
Kemper Corp.* (Insurance)	1,016	64,496
Kennametal, Inc.* (Machinery)	1,421	56,485
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,781	120,004
Kinsale Capital Group, Inc. (Insurance)	365	68,310
Kirby Corp.* (Marine)	1,022	53,563
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,706	75,232
Knight-Swift Transportation Holdings, Inc.* (Road & Rail)	2,820	159,866
Kohl's Corp.* (Multiline Retail)	2,655	128,848
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,474	166,857
Lancaster Colony Corp.* (Food Products)	337	57,290
Landstar System, Inc.* (Road & Rail)	650	114,277
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,317	160,892
Lear Corp.* (Auto Components)	1,016	174,599
Lennox International, Inc. (Building Products)	580	173,582
LHC Group, Inc.* (Health Care Providers & Services)	538	72,409
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,331	178,101
Lincoln Electric Holdings, Inc.* (Machinery)	1,009	143,682
Lithia Motors, Inc.* - Class A (Specialty Retail)	514	164,079
Littelfuse, Inc.* (Electronic Equipment, Instruments & Components)	418	123,122
LivaNova PLC* (Health Care Equipment & Supplies)	904	69,355
LiveRamp Holdings, Inc.* (IT Services)	1,154	61,751
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,618	95,349
Lumentum Holdings, Inc.* (Communications Equipment)	1,289	106,446
Manhattan Associates, Inc.* (Software)	1,077	195,519
ManpowerGroup, Inc. (Professional Services)	921	89,015
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	725	113,985
Masimo Corp.* (Health Care Equipment & Supplies)	861	244,129
MasTec, Inc.* (Construction & Engineering)	973	86,723
Mattel, Inc.* (Leisure Products)	5,929	129,311
MAXIMUS, Inc.* (IT Services)	1,044	88,291
MDU Resources Group, Inc.* (Multi-Utilities)	3,440	105,712
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,122	215,901
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	486	110,103
Mercury General Corp.* (Insurance)	452	24,629
Mercury Systems, Inc.* (Aerospace & Defense)	954	49,169
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,765	93,162
Mimecast, Ltd.* (Software)	1,038	78,307
Minerals Technologies, Inc.* (Chemicals)	570	40,436
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	943	141,497
Molina Healthcare, Inc.* (Health Care Providers & Services)	992	293,354
MSA Safety, Inc.* (Commercial Services & Supplies)	619	94,726
MSC Industrial Direct Co., Inc.* (Trading Companies & Distributors)	798	67,088
Murphy Oil Corp.* (Oil, Gas & Consumable Fuels)	2,466	68,629
Murphy USA, Inc.* (Specialty Retail)	404	65,832
National Fuel Gas Co. (Gas Utilities)	1,549	88,959
National Instruments Corp.* (Electronic Equipment, Instruments & Components)	2,260	95,982
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,983	135,309
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,386	86,570
Navient Corp. (Consumer Finance)	2,852	56,184
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,233	88,293
Nektar Therapeutics* (Pharmaceuticals)	3,122	47,330
Neogen Corp.* (Health Care Equipment & Supplies)	1,827	77,300
NetScout Systems, Inc.* (Communications Equipment)	1,259	34,069
Neurocrine Biosciences, Inc.* (Biotechnology)	1,608	169,499
New Jersey Resources Corp.* (Gas Utilities)	1,638	61,933
New York Community Bancorp, Inc.* (Thrifts & Mortgage Finance)	7,901	98,210
NewMarket Corp.* (Chemicals)	123	41,821
Nordson Corp. (Machinery)	919	233,618
Nordstrom, Inc.* (Multiline Retail)	1,889	54,271
NorthWestern Corp.* (Multi-Utilities)	876	49,809
NOV, Inc.* (Energy Equipment & Services)	6,638	93,064
Nu Skin Enterprises, Inc. - Class A (Personal Products)	852	34,208

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
NuVasive, Inc.* (Health Care Equipment & Supplies)	878	$46,850
nVent Electric PLC (Electrical Equipment)	2,856	101,245
OGE Energy Corp. (Electric Utilities)	3,401	115,872
Old Republic International Corp. (Insurance)	4,831	124,785
Olin Corp.* (Chemicals)	2,455	139,886
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,031	69,757
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,060	119,202
ONE Gas, Inc. (Gas Utilities)	909	61,176
Option Care Health, Inc.* (Health Care Providers & Services)	2,353	64,307
Oshkosh Corp.* (Machinery)	1,167	124,869
Owens Corning (Building Products)	1,753	163,748
PacWest Bancorp* (Banks)	1,991	94,513
Papa John's International, Inc.* (Hotels, Restaurants & Leisure)	553	68,616
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	4,018	74,454
Patterson Cos., Inc. (Health Care Providers & Services)	1,465	45,796
Paylocity Holding Corp.* (Software)	668	203,835
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,233	50,153
Penumbra, Inc.* (Health Care Equipment & Supplies)	585	161,782
Performance Food Group Co.* (Food & Staples Retailing)	2,612	118,141
Perrigo Co. PLC (Pharmaceuticals)	2,273	102,626
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,693	70,204
Pilgrim's Pride Corp.* (Food Products)	827	23,288
Pinnacle Financial Partners, Inc. (Banks)	1,293	124,865
PNM Resources, Inc. (Electric Utilities)	1,459	72,585
Polaris, Inc.* (Leisure Products)	967	111,157
Post Holdings, Inc.* (Food Products)	996	101,074
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,139	59,536
Primerica, Inc. (Insurance)	671	112,889
PROG Holdings, Inc.* (Consumer Finance)	1,131	45,749
Progyny, Inc.* (Health Care Providers & Services)	1,170	71,873
Prosperity Bancshares, Inc.* (Banks)	1,578	118,839
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	341	60,596
Qualys, Inc.* (Software)	569	70,829
Quidel Corp.* (Health Care Equipment & Supplies)	643	85,371
R1 RCM, Inc.* (Health Care Providers & Services)	2,274	49,346
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,402	89,667
Regal Rexnord Corp.* (Electrical Equipment)	1,148	174,875
Reinsurance Group of America, Inc.* (Insurance)	1,155	136,382
Reliance Steel & Aluminum Co.* (Metals & Mining)	1,079	157,707
RenaissanceRe Holdings, Ltd. (Insurance)	800	113,440
Repligen Corp.* (Biotechnology)	870	252,735
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,340	157,248
RH* (Specialty Retail)	290	191,293
RLI Corp.* (Insurance)	677	73,326
Royal Gold, Inc.* (Metals & Mining)	1,114	110,308
RPM International, Inc. (Chemicals)	2,204	192,189
Ryder System, Inc.* (Road & Rail)	914	77,644
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,752	53,091
Sabre Corp.* (IT Services)	5,482	56,903
Saia, Inc.* (Road & Rail)	447	139,750
Sailpoint Technologies Holding, Inc.* (Software)	1,579	75,760
Sanderson Farms, Inc. (Food Products)	360	68,202
Science Applications International Corp. (Professional Services)	985	88,433
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,638	131,121
SEI Investments Co. (Capital Markets)	1,821	114,796
Selective Insurance Group, Inc.* (Insurance)	1,022	80,094
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,103	93,788
Sensient Technologies Corp. (Chemicals)	715	68,354
Service Corp. International* (Diversified Consumer Services)	2,847	194,990
Signature Bank (Banks)	1,030	306,756
Silgan Holdings, Inc.* (Containers & Packaging)	1,425	57,285
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	689	130,056
Simpson Manufacturing Co., Inc.* (Building Products)	739	78,401
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,313	54,004
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,292	105,913
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,141	79,950
SLM Corp. (Consumer Finance)	5,196	95,347
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	888	314,956
Sonoco Products Co.* (Containers & Packaging)	1,672	96,892
Southwest Gas Holdings, Inc.* (Gas Utilities)	1,004	69,527
Spire, Inc. (Gas Utilities)	878	55,103
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,024	99,034
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,941	42,974
STAAR Surgical Co.* (Health Care Equipment & Supplies)	805	95,360
Steel Dynamics, Inc.* (Metals & Mining)	3,294	217,667
Stericycle, Inc.* (Commercial Services & Supplies)	1,561	104,462
Sterling Bancorp (Banks)	3,274	83,323
Stifel Financial Corp.* (Capital Markets)	1,780	129,709
STORE Capital Corp. (Equity Real Estate Investment Trusts)	4,154	142,607
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,409	47,427
Sunrun, Inc.* (Electrical Equipment)	3,498	201,764

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	599	$116,547
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,758	164,092
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	706	74,130
Synovus Financial Corp. (Banks)	2,488	115,916
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,071	146,009
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,885	212,394
Taylor Morrison Home Corp.* (Household Durables)	2,129	64,998
TEGNA, Inc. (Media)	3,756	73,843
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,679	31,464
Tempur Sealy International, Inc. (Household Durables)	3,339	148,486
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,818	130,278
Teradata Corp.* (IT Services)	1,854	104,862
Terex Corp.* (Machinery)	1,186	53,133
Tetra Tech, Inc. (Commercial Services & Supplies)	919	161,431
Texas Capital Bancshares, Inc.* (Banks)	861	52,177
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,186	105,329
The Boston Beer Co., Inc.* - Class A (Beverages)	160	78,797
The Brink's Co.* (Commercial Services & Supplies)	845	58,204
The Chemours Co.* (Chemicals)	2,806	78,624
The Goodyear Tire & Rubber Co.* (Auto Components)	4,774	91,279
The Hain Celestial Group, Inc.* (Food Products)	1,423	63,850
The Hanover Insurance Group, Inc. (Insurance)	607	76,482
The Macerich Co. (Equity Real Estate Investment Trusts)	3,617	65,432
The Middleby Corp.* (Machinery)	946	172,588
The New York Times Co. - Class A (Media)	2,840	155,036
The Scotts Miracle-Gro Co.* - Class A (Chemicals)	691	102,586
The Timken Co.* (Machinery)	1,180	83,721
The Toro Co. (Machinery)	1,818	173,564
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,029	67,547
Thor Industries, Inc. (Automobiles)	941	95,944
Toll Brothers, Inc. (Household Durables)	1,970	118,535
Tootsie Roll Industries, Inc. (Food Products)	296	9,368
TopBuild Corp.* (Household Durables)	560	143,903
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	1,467	79,717
Trex Co., Inc.* (Building Products)	1,960	208,544
Tri Pointe Homes, Inc.* (Household Durables)	1,933	46,759
Trinity Industries, Inc. (Machinery)	1,418	39,775
TripAdvisor, Inc.* (Interactive Media & Services)	1,673	55,158
UGI Corp.* (Gas Utilities)	3,552	154,192
UMB Financial Corp.* (Banks)	731	72,237
Umpqua Holdings Corp.* (Banks)	3,740	76,483
United Bankshares, Inc.* (Banks)	2,195	81,193
United States Steel Corp.* (Metals & Mining)	4,590	121,130
United Therapeutics Corp.* (Biotechnology)	763	145,550
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,903	74,259
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	736	134,835
Unum Group (Insurance)	3,473	88,457
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,870	32,781
Urban Outfitters, Inc.* (Specialty Retail)	1,121	35,794
Valley National Bancorp (Banks)	6,908	91,600
Valmont Industries, Inc.* (Construction & Engineering)	360	86,026
Valvoline, Inc. (Chemicals)	3,071	104,291
ViaSat, Inc.* (Communications Equipment)	1,247	74,433
Victoria's Secret & Co.* (Specialty Retail)	1,276	64,400
Vishay Intertechnology, Inc.* (Electronic Equipment, Instruments & Components)	2,256	43,360
Visteon Corp.* (Auto Components)	476	53,874
Vontier Corp.* (Electronic Equipment, Instruments & Components)	2,870	97,092
Washington Federal, Inc.* (Thrifts & Mortgage Finance)	1,154	40,805
Watsco, Inc. (Trading Companies & Distributors)	560	162,164
Webster Financial Corp.* (Banks)	1,539	86,122
Werner Enterprises, Inc.* (Road & Rail)	1,051	47,631
WEX, Inc.* (IT Services)	762	114,071
Williams-Sonoma, Inc. (Specialty Retail)	1,276	236,990
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	506	87,270
Wintrust Financial Corp. (Banks)	970	85,845
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,962	235,656
Woodward, Inc.* (Machinery)	1,080	121,986
World Wrestling Entertainment, Inc. - Class A (Entertainment)	767	46,856
Worthington Industries, Inc.* (Metals & Mining)	562	30,528
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,589	134,222
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,336	41,581
XPO Logistics, Inc.* (Air Freight & Logistics)	1,675	143,715
Yelp, Inc.* (Interactive Media & Services)	1,174	45,352
YETI Holdings, Inc.* (Leisure Products)	1,486	146,119
Ziff Davis, Inc.* (Software)	819	105,053
TOTAL COMMON STOCKS
(Cost $25,991,088)		41,549,232

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $15,437,000	$15,437,000	$15,437,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,437,000)		15,437,000
TOTAL INVESTMENT SECURITIES
(Cost $41,428,088) - 97.9%		56,986,232
Net other assets (liabilities) - 2.1%		1,240,116

NET ASSETS - 100.0%		$58,226,348

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $7,212,000.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P Midcap 400 Futures Contracts	61	12/20/21	$17,015,340	$553,515

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/29/21	0.52%	$21,403,008	$343,063
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/29/21	0.27%	11,500,501	184,612
				$32,903,509	$527,675

S&P MidCap 400	UBS AG	11/29/21	0.43%	$18,686,686	$301,866
SPDR S&P MidCap 400 ETF	UBS AG	11/29/21	0.38%	6,702,521	107,553
				$25,389,207	$409,419
				$58,292,716	$937,094

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$419,232	0.7%
Air Freight & Logistics	292,455	0.5%
Airlines	75,804	0.1%
Auto Components	699,907	1.2%
Automobiles	191,329	0.3%
Banks	2,928,541	5.0%
Beverages	78,797	0.1%
Biotechnology	926,735	1.6%
Building Products	829,385	1.4%
Capital Markets	1,045,416	1.8%
Chemicals	1,047,535	1.8%
Commercial Services & Supplies	730,650	1.3%
Communications Equipment	357,730	0.6%
Construction & Engineering	539,271	0.9%
Construction Materials	105,632	0.2%
Consumer Finance	258,059	0.4%
Containers & Packaging	318,807	0.5%
Diversified Consumer Services	365,746	0.6%
Diversified Financial Services	144,394	0.3%
Diversified Telecommunication Services	90,913	0.2%
Electric Utilities	408,076	0.7%
Electrical Equipment	844,388	1.5%
Electronic Equipment, Instruments & Components	1,310,531	2.3%
Energy Equipment & Services	183,007	0.3%
Entertainment	46,856	0.1%
Equity Real Estate Investment Trusts	3,940,301	6.7%
Food & Staples Retailing	450,688	0.8%
Food Products	748,012	1.3%
Gas Utilities	490,890	0.8%
Health Care Equipment & Supplies	1,529,898	2.6%
Health Care Providers & Services	1,245,973	2.1%
Hotels, Restaurants & Leisure	1,234,610	2.1%
Household Durables	676,035	1.2%
Household Products	38,986	0.1%
Industrial Conglomerates	197,507	0.3%
Insurance	1,529,723	2.6%
Interactive Media & Services	100,510	0.2%
IT Services	771,881	1.3%
Leisure Products	562,989	1.0%
Life Sciences Tools & Services	274,195	0.5%
Machinery	2,089,803	3.6%
Marine	53,563	0.1%
Media	414,417	0.7%
Metals & Mining	927,534	1.6%
Multiline Retail	252,876	0.4%
Multi-Utilities	227,145	0.4%
Oil, Gas & Consumable Fuels	732,061	1.3%
Paper & Forest Products	95,349	0.2%
Personal Products	82,417	0.1%
Pharmaceuticals	288,184	0.5%
Professional Services	662,038	1.1%
Real Estate Management & Development	222,594	0.4%
Road & Rail	678,163	1.2%
Semiconductors & Semiconductor Equipment	1,903,537	3.3%
Software	1,625,153	2.8%
Specialty Retail	1,502,600	2.6%
Technology Hardware, Storage & Peripherals	129,874	0.2%
Textiles, Apparel & Luxury Goods	735,973	1.3%
Thrifts & Mortgage Finance	323,473	0.6%
Trading Companies & Distributors	360,706	0.6%
Water Utilities	178,913	0.3%
Wireless Telecommunication Services	31,465	0.1%
Other **	16,677,116	28.6%
Total	$58,226,348	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (73.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	44,594	$3,486,805
Adobe, Inc.* (Software)	27,316	17,765,235
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	69,554	8,362,477
Align Technology, Inc.* (Health Care Equipment & Supplies)	4,530	2,828,396
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,345	33,591,637
Alphabet, Inc.* - Class C (Interactive Media & Services)	12,064	35,774,706
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	19,083	64,356,081
American Electric Power Co., Inc.* (Electric Utilities)	28,686	2,429,991
Amgen, Inc.* (Biotechnology)	32,560	6,738,943
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	30,810	5,345,227
ANSYS, Inc.* (Software)	5,004	1,899,418
Apple, Inc.* (Technology Hardware, Storage & Peripherals)	622,874	93,306,525
Applied Materials, Inc.* (Semiconductors & Semiconductor Equipment)	51,774	7,074,917
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,668	3,794,524
Atlassian Corp. PLC* - Class A (Software)	7,873	3,606,857
Autodesk, Inc.* (Software)	12,617	4,007,285
Automatic Data Processing, Inc.* (IT Services)	24,259	5,445,903
Baidu, Inc.*ADR (Interactive Media & Services)	14,489	2,350,695
Biogen, Inc.* (Biotechnology)	8,546	2,279,047
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,355	5,700,937
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	23,521	12,505,410
Cadence Design Systems, Inc.* (Software)	15,871	2,747,429
CDW Corp. (Electronic Equipment, Instruments & Components)	7,885	1,471,735
Cerner Corp. (Health Care Technology)	16,950	1,259,216
Charter Communications, Inc.* - Class A (Media)	10,541	7,114,015
Check Point Software Technologies, Ltd.* (Software)	7,617	910,993
Cintas Corp.* (Commercial Services & Supplies)	5,904	2,557,023
Cisco Systems, Inc. (Communications Equipment)	241,644	13,524,815
Cognizant Technology Solutions Corp. - Class A (IT Services)	30,139	2,353,555
Comcast Corp. - Class A (Media)	262,681	13,509,685
Copart, Inc.* (Commercial Services & Supplies)	13,566	2,106,664
Costco Wholesale Corp. (Food & Staples Retailing)	25,347	12,459,064
Crowdstrike Holdings, Inc.* - Class A (Software)	11,424	3,219,283
CSX Corp.* (Road & Rail)	129,276	4,675,913
DexCom, Inc.* (Health Care Equipment & Supplies)	5,547	3,456,946
DocuSign, Inc.* (Software)	11,173	3,109,334
Dollar Tree, Inc.* (Multiline Retail)	12,900	1,390,104
eBay, Inc. (Internet & Direct Marketing Retail)	37,277	2,859,891
Electronic Arts, Inc. (Entertainment)	16,319	2,288,740
Exelon Corp. (Electric Utilities)	56,072	2,982,470
Facebook, Inc.* - Class A (Interactive Media & Services)	89,824	29,064,352
Fastenal Co. (Trading Companies & Distributors)	32,959	1,881,300
Fiserv, Inc.* (IT Services)	37,971	3,739,764
Fox Corp. - Class A (Media)	18,546	737,018
Fox Corp. - Class B (Media)	14,417	532,852
Gilead Sciences, Inc. (Biotechnology)	71,895	4,664,548
Honeywell International, Inc. (Industrial Conglomerates)	39,586	8,654,291
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,878	3,249,431
Illumina, Inc.* (Life Sciences Tools & Services)	8,973	3,724,333
Incyte Corp.* (Biotechnology)	12,663	848,168
Intel Corp. (Semiconductors & Semiconductor Equipment)	232,629	11,398,821
Intuit, Inc. (Software)	15,669	9,808,637
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	20,472	7,393,053
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	45,271	3,543,814
Keurig Dr Pepper, Inc. (Beverages)	81,282	2,933,467
KLA Corp.* (Semiconductors & Semiconductor Equipment)	8,758	3,264,632
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	8,140	4,587,460
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	7,164	3,338,496
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	18,674	2,988,213
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	47,228	3,235,118
Match Group, Inc.* (Interactive Media & Services)	15,872	2,393,180
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	2,850	4,220,907
Microchip Technology, Inc.* (Semiconductors & Semiconductor Equipment)	31,428	2,328,501
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	64,551	4,460,474
Microsoft Corp. (Software)	283,169	93,904,505
Moderna, Inc.* (Biotechnology)	23,146	7,990,230
Mondelez International, Inc. - Class A (Food Products)	80,153	4,868,494
Monster Beverage Corp.* (Beverages)	30,327	2,577,795
NetEase, Inc.ADR (Entertainment)	17,251	1,683,525
Netflix, Inc.* (Entertainment)	25,378	17,518,687
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	143,350	36,650,294
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	15,202	3,053,474
Okta, Inc.* (IT Services)	8,227	2,033,550
O'Reilly Automotive, Inc.* (Specialty Retail)	3,954	2,460,653
PACCAR, Inc.* (Machinery)	19,908	1,784,155

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Paychex, Inc. (IT Services)	20,632	$2,543,513
PayPal Holdings, Inc.* (IT Services)	67,376	15,670,983
Peloton Interactive, Inc.* - Class A (Leisure Products)	15,569	1,423,629
PepsiCo, Inc. (Beverages)	79,245	12,805,992
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	21,906	1,947,882
Qualcomm, Inc.* (Semiconductors & Semiconductor Equipment)	64,680	8,605,027
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,029	3,858,198
Ross Stores, Inc.* (Specialty Retail)	20,478	2,318,110
Seagen, Inc.* (Biotechnology)	10,432	1,839,475
Sirius XM Holdings, Inc.(a) (Media)	232,246	1,414,378
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	9,469	1,582,554
Splunk, Inc.* (Software)	9,398	1,548,978
Starbucks Corp. (Hotels, Restaurants & Leisure)	67,616	7,172,030
Synopsys, Inc.* (Software)	8,744	2,913,326
Tesla, Inc.* (Automobiles)	46,714	52,039,396
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	52,937	9,924,629
The Kraft Heinz Co.* (Food Products)	70,151	2,517,719
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	71,559	8,231,432
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	30,282	864,854
VeriSign, Inc.* (IT Services)	6,414	1,428,205
Verisk Analytics, Inc. - Class A (Professional Services)	9,252	1,945,418
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,876	2,751,019
Walgreens Boots Alliance, Inc.* (Food & Staples Retailing)	49,603	2,332,333
Workday, Inc.* - Class A (Software)	10,953	3,176,151
Xcel Energy, Inc. (Electric Utilities)	30,877	1,994,345
Xilinx, Inc.* (Semiconductors & Semiconductor Equipment)	14,190	2,554,200
Zoom Video Communications, Inc.* - Class A (Software)	13,807	3,792,093
TOTAL COMMON STOCKS
(Cost $363,562,307)		863,359,952

Repurchase Agreements(b)(c) (28.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $332,513,000	$332,513,000	$332,513,000
TOTAL REPURCHASE AGREEMENTS
(Cost $332,513,000)		332,513,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	1,306,350	$1,306,350
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,306,350)		1,306,350
TOTAL INVESTMENT SECURITIES
(Cost $697,381,657) - 101.8%		1,197,179,302
Net other assets (liabilities) - (1.8)%		(21,003,253)

NET ASSETS - 100.0%		$1,176,176,049

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2021. The total value of securities on loan as of October 31, 2021 was $1,272,907.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $208,280,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	12/20/21	$316,770	$4,548

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	11/29/21	0.42%	$224,283,520	$3,131,692
Nasdaq-100 Index	Goldman Sachs International	11/29/21	0.62%	435,760,329	7,623,632
				$660,043,849	$10,755,324

Invesco QQQ Trust, Series 1 ETF	UBS AG	11/29/21	0.48%	$174,173,794	$2,751,494
Nasdaq-100 Index	UBS AG	11/29/21	0.88%	653,091,671	10,426,635
				$827,265,465	$13,178,129
				$1,487,309,314	$23,933,453

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Automobiles	$52,039,396	4.4%
Beverages	18,317,254	1.6%
Biotechnology	30,969,628	2.6%
Commercial Services & Supplies	4,663,687	0.4%
Communications Equipment	13,524,815	1.2%
Electric Utilities	7,406,806	0.6%
Electronic Equipment, Instruments & Components	1,471,735	0.1%
Entertainment	24,977,757	2.1%
Food & Staples Retailing	14,791,397	1.3%
Food Products	7,386,213	0.6%
Health Care Equipment & Supplies	16,927,826	1.4%
Health Care Technology	1,259,216	0.1%
Hotels, Restaurants & Leisure	15,861,180	1.4%
Industrial Conglomerates	8,654,291	0.7%
Interactive Media & Services	103,174,571	8.8%
Internet & Direct Marketing Retail	77,793,429	6.6%
IT Services	33,215,473	2.8%
Leisure Products	1,423,629	0.1%
Life Sciences Tools & Services	3,724,333	0.3%
Machinery	1,784,155	0.2%
Media	23,307,948	2.0%
Multiline Retail	1,390,104	0.1%
Professional Services	1,945,418	0.2%
Road & Rail	4,675,913	0.4%
Semiconductors & Semiconductor Equipment	128,727,739	10.9%
Software	152,409,523	13.0%
Specialty Retail	4,778,763	0.4%
Technology Hardware, Storage & Peripherals	93,306,525	7.9%
Textiles, Apparel & Luxury Goods	3,338,496	0.3%
Trading Companies & Distributors	1,881,300	0.2%
Wireless Telecommunication Services	8,231,432	0.7%
Other **	312,816,097	26.6%
Total	$1,176,176,049	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: October 31, 2021

Repurchase Agreements(a)(b) (87.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,095,000	$2,095,000	$2,095,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,095,000)		2,095,000
TOTAL INVESTMENT SECURITIES
(Cost $2,095,000) - 87.4%		2,095,000
Net other assets (liabilities) - 12.6%		301,368

NET ASSETS - 100.0%		$2,396,368

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $434,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	11/29/21	0.93%	$(1,887,099)	$51,305
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	11/29/21	1.17%	(2,904,843)	59,255
				$(4,791,942)	$110,560

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (104.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,783,000	$2,783,000	$2,783,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,783,000)		2,783,000
TOTAL INVESTMENT SECURITIES
(Cost $2,783,000) - 104.3%		2,783,000
Net other assets (liabilities) - (4.3)%		(113,847)

NET ASSETS - 100.0%		$2,669,153

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $825,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/29/21	(0.27)%	$(2,095,408)	$(20,801)
Dow Jones Industrial Average	UBS AG	11/29/21	(0.28)%	(3,243,891)	(29,734)
				$(5,339,299)	$(50,535)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $976,000	$976,000	$976,000

TOTAL REPURCHASE AGREEMENTS
(Cost $976,000)		976,000

TOTAL INVESTMENT SECURITIES
(Cost $976,000) - 95.8%		976,000
Net other assets (liabilities) - 4.2%		43,273

NET ASSETS - 100.0%		$1,019,273

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $186,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	11/29/21	0.43%	$(697,688)	$15,085
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	11/29/21	0.42%	(1,339,664)	26,404
				$(2,037,352)	$41,489

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,812,000	$1,812,000	$1,812,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,812,000)		1,812,000

TOTAL INVESTMENT SECURITIES
(Cost $1,812,000) - 99.1%		1,812,000
Net other assets (liabilities) - 0.9%		16,505

NET ASSETS - 100.0%		$1,828,505

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $254,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

MSCI EAFE Index	Goldman Sachs International	11/29/21	0.33%	$(1,719,271)	$(1,156)
MSCI EAFE Index	UBS AG	11/29/21	0.22%	(1,936,158)	(5,819)
				$(3,655,429)	$(6,975)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $236,000	$236,000	$236,000

TOTAL REPURCHASE AGREEMENTS
(Cost $236,000)		236,000

TOTAL INVESTMENT SECURITIES
(Cost $236,000) - 99.4%		236,000
Net other assets (liabilities) - 0.6%		1,347

NET ASSETS - 100.0%		$237,347

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	2	12/10/21	$(290,050)	$5,544

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/29/21	(0.27)%	$(188,100)	$(2,418)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (82.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,364,000	$1,364,000	$1,364,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,364,000)		1,364,000

TOTAL INVESTMENT SECURITIES
(Cost $1,364,000) - 82.9%		1,364,000
Net other assets (liabilities) - 17.1%		281,146

NET ASSETS - 100.0%		$1,645,146

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $163,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	11/29/21	0.53%	$(1,669,080)	$47,589
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	11/29/21	0.42%	(1,610,232)	29,732
				$(3,279,312)	$77,321

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $1,637,000	$1,637,000	$1,637,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,637,000)		1,637,000

TOTAL INVESTMENT SECURITIES
(Cost $1,637,000) - 100.7%		1,637,000
Net other assets (liabilities) - (0.7)%		(12,113)

NET ASSETS - 100.0%		$1,624,887

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $672,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/20/21	$(278,940)	$(7,807)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/29/21	(0.12)%	$(1,913,965)	$(30,726)
S&P MidCap 400	UBS AG	11/29/21	(0.08)%	(1,058,968)	(17,127)
				$(2,972,933)	$(47,853)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (107.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $7,915,000	$7,915,000	$7,915,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,915,000)		7,915,000

TOTAL INVESTMENT SECURITIES
(Cost $7,915,000) - 107.8%		7,915,000
Net other assets (liabilities) - (7.8)%		(575,601)

NET ASSETS - 100.0%		$7,339,399

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $3,253,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	12/20/21	$(316,770)	$(4,552)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/29/21	(0.37)%	$(309,084)	$(10,057)
Nasdaq-100 Index	UBS AG	11/29/21	(0.23)%	(14,043,516)	(224,704)
				$(14,352,600)	$(234,761)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (102.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $3,395,000	$3,395,000	$3,395,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,395,000)		3,395,000

TOTAL INVESTMENT SECURITIES
(Cost $3,395,000) - 102.7%		3,395,000
Net other assets (liabilities) - (2.7)%		(90,481)

NET ASSETS - 100.0%		$3,304,519

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,018,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	8	12/20/21	$(918,120)	$(9,640)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/29/21	0.18%	$(1,431,149)	$(86,705)
Russell 2000 Index	UBS AG	11/29/21	0.42%	(4,258,990)	(83,342)
				$(5,690,139)	$(170,047)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (68.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	518	$16,638
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,268	49,125
1st Source Corp.* (Banks)	329	15,884
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	131	2,245
22nd Century Group, Inc.* (Tobacco)	3,131	8,579
2U, Inc.* (Diversified Consumer Services)	1,395	41,208
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,361	66,486
4D Molecular Therapeutics, Inc.* (Biotechnology)	408	9,804
89bio, Inc.* (Biotechnology)	190	3,344
8x8, Inc.* (Software)	2,158	48,900
9 Meters Biopharma, Inc.* (Pharmaceuticals)	4,344	5,517
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	251	8,258
A10 Networks, Inc.* (Software)	1,168	21,830
AAON, Inc.* (Building Products)	815	58,395
AAR Corp.* (Aerospace & Defense)	661	23,380
Aaron's Co., Inc. (The) (Specialty Retail)	631	14,759
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	1,194	47,211
ABM Industries, Inc. (Commercial Services & Supplies)	1,310	57,653
Absci Corp.* (Life Sciences Tools & Services)	270	3,961
Acacia Research Corp.* (Professional Services)	953	5,461
Academy Sports & Outdoors, Inc.* (Leisure Products)	1,511	64,640
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,327	41,770
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,688	36,089
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,095	13,337
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	642	3,788
ACCO Brands Corp. (Commercial Services & Supplies)	1,812	14,985
Accolade, Inc.* (Health Care Technology)	979	38,954
Accuray, Inc.* (Health Care Equipment & Supplies)	1,799	8,977
ACI Worldwide, Inc.* (Software)	2,295	70,411
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	992	17,211
Acumen Pharmaceuticals, Inc.* (Biotechnology)	187	2,627
Acushnet Holdings Corp.* (Leisure Products)	666	33,926
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	372	2,916
Adagio Therapeutics, Inc.* (Biotechnology)	411	12,018
AdaptHealth Corp.* (Health Care Providers & Services)	1,393	37,959
Addus Homecare Corp.* (Health Care Providers & Services)	299	27,957
Adicet Bio, Inc.* (Pharmaceuticals)	407	3,500
Adient PLC* (Auto Components)	1,843	76,706
Adtalem Global Education, Inc.* (Diversified Consumer Services)	962	35,527
ADTRAN, Inc. (Communications Equipment)	938	17,334
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	748	68,681
AdvanSix, Inc.* (Chemicals)	531	25,807
Advantage Solutions, Inc.* (Media)	1,486	12,690
Advent Technologies Holdings, Inc.* (Electrical Equipment)	306	2,935
Adverum Biotechnologies, Inc.* (Biotechnology)	1,690	3,836
Aeglea BioTherapeutics, Inc.* (Biotechnology)	786	5,754
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	525	10,448
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	823	8,748
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,456	64,078
Aerovate Therapeutics, Inc.* (Biotechnology)	196	3,122
AeroVironment, Inc.* (Aerospace & Defense)	437	38,941
AerSale Corp.* (Aerospace & Defense)	175	3,913
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,492	11,578
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	173	4,059
Affimed N.V.* (Biotechnology)	2,257	15,348
AgEagle Aerial Systems, Inc.* (Machinery)	1,320	3,788
Agenus, Inc.* (Biotechnology)	4,017	15,425
Agiliti, Inc.* (Health Care Providers & Services)	457	10,305
Agilysys, Inc.* (Software)	385	18,372
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,147	53,909
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,322	93,940
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,148	28,574
Akebia Therapeutics, Inc.* (Biotechnology)	3,392	9,735
Akero Therapeutics, Inc.* (Biotechnology)	500	10,745
Akouos, Inc.* (Biotechnology)	466	4,343
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	845	6,354
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	150	1,988
Alamo Group, Inc. (Machinery)	194	29,333
Alarm.com Holdings, Inc.* (Software)	920	77,519
Albany International Corp. - Class A (Machinery)	598	48,229
Albireo Pharma, Inc.* (Biotechnology)	329	9,613
Aldeyra Therapeutics, Inc.* (Biotechnology)	944	8,590
Alector, Inc.* (Biotechnology)	1,136	24,697
Alerus Financial Corp. (Diversified Financial Services)	293	9,200
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,410	34,587

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Alexander's, Inc. (Equity Real Estate Investment Trusts)	42	$11,709
Alignment Healthcare, Inc.* (Health Care Providers & Services)	512	10,168
Aligos Therapeutics, Inc.* (Biotechnology)	411	6,547
Alkami Technology, Inc.* (Software)	141	4,230
Alkermes PLC* (Biotechnology)	3,119	94,475
Allakos, Inc.* (Biotechnology)	679	68,294
Allegheny Technologies, Inc.* (Metals & Mining)	2,477	39,880
Allegiance Bancshares, Inc. (Banks)	370	14,493
Allegiant Travel Co.* (Airlines)	298	52,231
ALLETE, Inc.* (Electric Utilities)	1,021	62,832
Allied Motion Technologies, Inc.* (Electrical Equipment)	226	7,944
Allogene Therapeutics, Inc.* (Biotechnology)	1,322	22,791
Allovir, Inc.* (Biotechnology)	574	13,782
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,410	33,210
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	411	14,241
Alpha Teknova, Inc.* (Biotechnology)	136	3,127
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,375	16,129
Alpine Immune Sciences, Inc.* (Biotechnology)	226	2,859
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	368	5,310
Altair Engineering, Inc.* - Class A (Software)	899	69,933
Altimmune, Inc.* (Biotechnology)	771	8,327
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,390	7,395
Altra Industrial Motion Corp. (Machinery)	1,261	65,761
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	64	3,956
ALX Oncology Holdings, Inc.* (Biotechnology)	345	19,334
Amalgamated Financial Corp.* (Banks)	265	4,865
A-Mark Precious Metals, Inc. (Diversified Financial Services)	169	12,673
Ambac Financial Group, Inc.* (Insurance)	885	14,965
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	679	126,179
AMC Entertainment Holdings, Inc.* (Entertainment)	10,033	354,866
AMC Networks, Inc.* - Class A (Media)	566	22,521
Amerant Bancorp, Inc.* (Banks)	409	10,859
Ameresco, Inc.* - Class A (Construction & Engineering)	601	49,360
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	971	36,733
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,193	19,912
American Eagle Outfitters, Inc. (Specialty Retail)	2,960	70,270
American Equity Investment Life Holding Co.* (Insurance)	1,608	51,247
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	2,303	19,069
American National Bankshares, Inc.* (Banks)	206	7,643
American National Group, Inc. (Insurance)	145	27,508
American Outdoor Brands, Inc.* (Leisure Products)	274	6,242
American Public Education, Inc.* (Diversified Consumer Services)	362	9,046
American Software, Inc.* - Class A (Software)	611	17,676
American States Water Co.* (Water Utilities)	717	65,132
American Superconductor Corp.* (Electrical Equipment)	537	9,870
American Vanguard Corp. (Chemicals)	570	8,881
American Well Corp.* - Class A (Health Care Technology)	3,560	32,040
American Woodmark Corp.* (Building Products)	327	22,478
America's Car-Mart, Inc.* (Specialty Retail)	121	14,458
Ameris Bancorp (Banks)	1,293	67,740
AMERISAFE, Inc. (Insurance)	373	22,115
Amicus Therapeutics, Inc.* (Biotechnology)	5,113	53,687
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,986	43,533
AMMO, Inc.* (Leisure Products)	1,674	10,111
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	917	90,507
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,939	10,645
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	720	13,450
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	3,790	5,912
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	3,324	49,262
AnaptysBio, Inc.* (Biotechnology)	375	12,338
Anavex Life Sciences Corp.* (Biotechnology)	1,247	23,369
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	141	2,501
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	720	20,592
Angion Biomedica Corp.* (Pharmaceuticals)	423	1,764
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	191	7,140
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	281	11,704
Annexon, Inc.* (Biotechnology)	606	9,884
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,246	12,140
Anterix, Inc.* (Diversified Telecommunication Services)	223	14,294
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,564	110,556

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	2,896	$21,952
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,263	38,825
API Group Corp.* (Construction & Engineering)	3,854	83,940
Apogee Enterprises, Inc. (Building Products)	492	20,630
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,729	41,317
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	733	50,306
Appfolio, Inc.* (Software)	364	47,935
AppHarvest, Inc.* (Food Products)	1,357	8,169
Appian Corp.* (Software)	765	76,049
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	4,170	65,511
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	754	73,500
Applied Molecular Transport, Inc.* (Biotechnology)	487	10,967
Applied Therapeutics, Inc.* (Biotechnology)	345	5,061
Apria, Inc.* (Health Care Providers & Services)	292	10,930
Apyx Medical Corp.* (Health Care Equipment & Supplies)	606	8,666
AquaBounty Technologies, Inc.* (Biotechnology)	1,020	4,070
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,644	53,171
Arbutus Biopharma Corp.* (Biotechnology)	1,563	6,299
ArcBest Corp. (Road & Rail)	492	44,206
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	294	26,778
Archrock, Inc. (Energy Equipment & Services)	2,622	21,474
Arcimoto, Inc.* (Automobiles)	532	6,214
Arconic Corp.* (Metals & Mining)	2,147	63,164
Arcosa, Inc. (Construction & Engineering)	942	48,730
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	411	18,474
Arcus Biosciences, Inc.* (Biotechnology)	881	29,461
Arcutis Biotherapeutics, Inc.* (Biotechnology)	537	11,374
Ardelyx, Inc.* (Biotechnology)	1,720	2,081
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,190	68,294
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	851	13,293
Argan, Inc. (Construction & Engineering)	290	11,965
Argo Group International Holdings, Ltd. (Insurance)	617	33,997
Arko Corp.* (Specialty Retail)	2,348	22,517
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,616	11,150
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,174	16,096
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,604	16,874
Array Technologies, Inc.* (Electrical Equipment)	2,484	53,033
Arrow Financial Corp.* (Banks)	269	9,644
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,971	125,788
Artesian Resources Corp.* - Class A (Water Utilities)	158	6,355
Artisan Partners Asset Management, Inc. (Capital Markets)	1,139	56,426
Arvinas, Inc.* (Pharmaceuticals)	849	73,507
Asana, Inc.* - Class A (Software)	1,438	195,280
Asbury Automotive Group, Inc.* (Specialty Retail)	376	73,587
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	4,550	7,690
ASGN, Inc.* (Professional Services)	1,011	120,975
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	331	4,677
Aspen Aerogels, Inc.* (Energy Equipment & Services)	429	23,363
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	1,414	4,737
Assetmark Financial Holdings, Inc.* (Capital Markets)	354	9,077
Associated Banc-Corp.* (Banks)	2,944	65,592
Associated Capital Group, Inc.* - Class A (Capital Markets)	33	1,200
Astec Industries, Inc.* (Machinery)	441	23,541
Astronics Corp.* (Aerospace & Defense)	475	6,128
Atara Biotherapeutics, Inc.* (Biotechnology)	1,607	24,876
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,255	14,608
Aterian, Inc.* (Household Durables)	505	3,227
Athenex, Inc.* (Biotechnology)	1,682	4,272
Athersys, Inc.* (Biotechnology)	3,983	4,660
Athira Pharma, Inc.* (Pharmaceuticals)	627	8,195
Atkore, Inc.* (Electrical Equipment)	896	84,699
Atlantic Capital Bancshares, Inc.* (Banks)	382	10,509
Atlantic Union Bankshares (Banks)	1,492	53,518
Atlanticus Holdings Corp.* (Consumer Finance)	104	8,059
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	560	45,427
Atlas Technical Consultants, Inc.* (Professional Services)	272	2,772
ATN International, Inc. (Diversified Telecommunication Services)	216	8,808
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	394	8,514
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	2,275	5,847
Atreca, Inc.* - Class A (Biotechnology)	505	2,616
AtriCure, Inc.* (Health Care Equipment & Supplies)	871	65,377
Atrion Corp.* (Health Care Equipment & Supplies)	27	19,656
Avalo Therapeutics, Inc.* (Pharmaceuticals)	1,030	2,410
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	936	29,521

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Avaya Holdings Corp.* - Class C (Software)	1,605	$29,885
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	767	5,921
Aviat Networks, Inc.* (Communications Equipment)	188	5,377
Avid Bioservices, Inc.* (Biotechnology)	1,174	36,018
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	703	20,134
Avidity Biosciences, Inc.* (Biotechnology)	732	16,470
Avient Corp. (Chemicals)	1,771	95,422
Avis Budget Group, Inc.* (Road & Rail)	947	164,126
Avista Corp. (Multi-Utilities)	1,349	53,704
Avita Medical, Inc.* (Biotechnology)	473	7,790
Avrobio, Inc.* (Biotechnology)	736	4,136
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	648	35,595
AxoGen, Inc.* (Health Care Equipment & Supplies)	741	11,256
Axonics, Inc.* (Health Care Equipment & Supplies)	891	65,355
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,109	58,777
Axsome Therapeutics, Inc.* (Pharmaceuticals)	541	20,829
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	777	6,348
AZZ, Inc. (Electrical Equipment)	484	25,715
B Riley Financial, Inc. (Capital Markets)	393	28,162
B&G Foods, Inc. - Class A (Food Products)	1,245	36,653
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,079	7,370
Badger Meter, Inc.* (Electronic Equipment, Instruments & Components)	568	58,078
Balchem Corp. (Chemicals)	627	95,988
Bally's Corp.* (Hotels, Restaurants & Leisure)	635	29,089
Banc of California, Inc. (Banks)	1,064	21,631
BancFirst Corp. (Banks)	334	21,713
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	602	10,920
Bandwidth, Inc.* (Diversified Telecommunication Services)	449	38,291
Bank First Corp. (Banks)	130	9,229
Bank of Marin Bancorp* (Banks)	311	11,852
BankUnited, Inc. (Banks)	1,811	73,454
Banner Corp. (Banks)	674	38,930
Bar Harbor Bankshares* (Banks)	287	8,524
Barnes & Noble Education, Inc.* (Specialty Retail)	747	7,754
Barnes Group, Inc.* (Machinery)	921	38,627
Barrett Business Services, Inc.* (Professional Services)	145	11,890
Bassett Furniture Industries, Inc.* (Household Durables)	179	3,023
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,085	57,364
Beam Global* (Electrical Equipment)	171	5,387
Beam Therapeutics, Inc.* (Biotechnology)	969	86,018
Beauty Health Co. (The)* (Personal Products)	1,696	46,589
Beazer Homes USA, Inc.* (Household Durables)	570	10,323
Bed Bath & Beyond, Inc.* (Specialty Retail)	2,044	28,698
Belden, Inc.* (Electronic Equipment, Instruments & Components)	860	51,781
BellRing Brands, Inc.* - Class A (Personal Products)	775	20,786
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	696	16,224
Benefitfocus, Inc.* (Software)	486	5,327
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	944	21,948
Berkshire Hills Bancorp, Inc.* (Banks)	951	25,820
Berry Corp. (Oil, Gas & Consumable Fuels)	1,311	12,599
Beyondspring, Inc.* (Biotechnology)	435	6,012
BGC Partners, Inc. - Class A (Capital Markets)	6,450	34,637
Big 5 Sporting Goods Corp. (Specialty Retail)	405	9,793
Big Lots, Inc. (Multiline Retail)	666	29,471
BigCommerce Holdings, Inc.* (IT Services)	941	43,484
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	16	2,660
BioAtla, Inc.* (Biotechnology)	302	8,827
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	3,457	51,613
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	1,811	7,389
Biodesix, Inc.* (Health Care Providers & Services)	238	1,795
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	1,083	154,132
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	475	25,246
Biomea Fusion, Inc.* (Biotechnology)	167	1,794
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	5,469	27,783
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	562	8,486
Bioxcel Therapeutics, Inc.* (Biotechnology)	336	9,791
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	438	14,594
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,665	155,743
Black Diamond Therapeutics, Inc.* (Biotechnology)	443	3,393
Black Hills Corp.* (Multi-Utilities)	1,226	81,382
Blackbaud, Inc.* (Software)	941	66,820
Blackline, Inc.* (Software)	1,043	132,325
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	2,876	94,620
Blink Charging Co.* (Specialty Retail)	710	22,578
Bloom Energy Corp.* (Electrical Equipment)	2,708	84,652
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	1,723	37,251
Blucora, Inc.* (Capital Markets)	945	15,611
Blue Bird Corp.* (Machinery)	307	6,020

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	545	$7,668
Blue Ridge Bankshares, Inc. (Banks)	338	6,202
Bluebird Bio, Inc.* (Biotechnology)	1,313	30,737
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	294	7,529
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	179	8,526
Blueprint Medicines Corp.* (Biotechnology)	1,138	128,013
BM Technologies, Inc.* (IT Services)	94	840
Boise Cascade Co. (Trading Companies & Distributors)	766	43,371
Bolt Biotherapeutics, Inc.* (Biotechnology)	445	5,825
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	600	33,684
Boot Barn Holdings, Inc.* (Specialty Retail)	569	59,455
Boston Omaha Corp.* - Class A (Media)	343	12,159
Bottomline Technologies, Inc.* (Software)	861	39,864
Box, Inc.* - Class A (Software)	2,772	71,601
Brady Corp.* - Class A (Commercial Services & Supplies)	918	47,819
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,025	5,207
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,300	43,725
Bridgebio Pharma, Inc.* (Biotechnology)	2,092	103,303
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	410	7,417
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	849	19,680
Bright Health Group, Inc.* (Insurance)	1,032	9,030
Brightcove, Inc.* (IT Services)	791	7,847
Brightsphere Investment Group, Inc. (Capital Markets)	1,128	33,817
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,642	16,108
BrightView Holdings, Inc.* (Commercial Services & Supplies)	796	12,625
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	883	37,051
Bristow Group, Inc.* (Energy Equipment & Services)	460	15,916
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,498	25,779
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,009	80,009
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,599	23,394
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,043	63,248
Brookline Bancorp, Inc. (Banks)	1,493	23,963
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	577	4,916
BRP Group, Inc.* - Class A (Insurance)	911	33,252
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	221	4,398
Bryn Mawr Bank Corp. (Banks)	384	17,795
BTRS Holdings, Inc.* (Software)	1,258	10,806
Business First Bancshares, Inc. (Banks)	372	9,925
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	3,551	36,646
Byline Bancorp, Inc.* (Banks)	485	12,494
Byrna Technologies, Inc.* (Aerospace & Defense)	359	6,049
C4 Therapeutics, Inc.* (Biotechnology)	751	33,359
Cabot Corp.* (Chemicals)	1,091	58,205
Cactus, Inc.* - Class A (Energy Equipment & Services)	1,062	46,197
Cadence Bank* (Banks)	3,651	105,952
Cadiz, Inc.* (Water Utilities)	410	2,489
Caesarstone, Ltd. (Building Products)	440	5,491
CAI International, Inc. (Trading Companies & Distributors)	316	17,674
CalAmp Corp.* (Communications Equipment)	678	6,522
Calavo Growers, Inc.* (Food Products)	333	13,387
Caleres, Inc. (Specialty Retail)	717	16,534
California Resources Corp.* (Oil, Gas & Consumable Fuels)	1,606	74,085
California Water Service Group* (Water Utilities)	1,002	61,002
Calix, Inc.* (Communications Equipment)	1,073	67,159
Callaway Golf Co.* (Leisure Products)	2,250	60,863
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	776	40,142
Cal-Maine Foods, Inc. (Food Products)	694	25,026
Cambium Networks Corp.* (Communications Equipment)	207	5,842
Cambridge Bancorp* (Banks)	133	12,211
Camden National Corp. (Banks)	287	13,661
Camping World Holdings, Inc. - Class A (Specialty Retail)	831	30,955
Cannae Holdings, Inc.* (Diversified Financial Services)	1,648	56,198
Canoo, Inc.* (Automobiles)	2,069	16,593
Cantaloupe, Inc.* (IT Services)	1,133	14,163
Capital Bancorp, Inc.* (Banks)	151	3,843
Capital City Bank Group, Inc.* (Banks)	262	7,040
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,527	30,653
Capstar Financial Holdings, Inc. (Banks)	399	8,766
Cara Therapeutics, Inc.* (Biotechnology)	864	14,541
Cardiff Oncology, Inc.* (Biotechnology)	740	4,344
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	764	26,801
Cardlytics, Inc.* (Media)	622	48,927
CareDx, Inc.* (Biotechnology)	984	50,184
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,877	38,948
Cargurus, Inc.* (Interactive Media & Services)	1,835	61,545
Caribou Biosciences, Inc.* (Biotechnology)	373	8,247
CarLotz, Inc.* (Specialty Retail)	1,392	5,011
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	950	14,469
Carpenter Technology Corp. (Metals & Mining)	927	28,626
Carriage Services, Inc.* (Diversified Consumer Services)	320	16,464

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	650	$2,386
Cars.com, Inc.* (Interactive Media & Services)	1,330	17,317
Carter Bankshares, Inc.* (Banks)	504	7,550
Casa Systems, Inc.* (Communications Equipment)	610	3,861
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	956	82,904
Casper Sleep, Inc.* (Household Durables)	565	2,057
Cass Information Systems, Inc. (IT Services)	277	11,354
Cassava Sciences, Inc.* (Pharmaceuticals)	744	32,089
Castle Biosciences, Inc.* (Biotechnology)	415	25,875
Castlight Health, Inc.* - Class B (Health Care Technology)	2,365	4,257
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,888	11,139
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	951	8,141
Cathay General Bancorp* (Banks)	1,459	61,555
Cavco Industries, Inc.* (Household Durables)	179	43,028
CBIZ, Inc.* (Professional Services)	973	35,719
CBTX, Inc. (Banks)	358	9,738
CECO Environmental Corp.* (Commercial Services & Supplies)	605	4,162
Celcuity, Inc.* (Biotechnology)	188	3,403
Celldex Therapeutics, Inc.* (Biotechnology)	894	38,031
CEL-SCI Corp.* (Biotechnology)	699	7,829
Celsius Holdings, Inc.* (Beverages)	1,049	101,250
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	3,521	25,351
Centerspace (Equity Real Estate Investment Trusts)	274	27,740
Central Garden & Pet Co.* (Household Products)	192	9,903
Central Garden & Pet Co.* - Class A (Household Products)	787	36,359
Central Pacific Financial Corp.* (Banks)	537	14,762
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	189	10,711
Century Aluminum Co.* (Metals & Mining)	999	13,197
Century Bancorp, Inc.* - Class A (Banks)	53	6,103
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	529	7,829
Century Communities, Inc.* (Household Durables)	584	39,163
Century Therapeutics, Inc.* (Biotechnology)	229	5,146
Cerence, Inc.* (Software)	736	77,376
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	780	31,707
Cerus Corp.* (Health Care Equipment & Supplies)	3,270	21,582
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	438	19,977
ChampionX Corp.* (Energy Equipment & Services)	3,945	103,476
ChannelAdvisor Corp.* (Software)	568	14,490
Chart Industries, Inc.* (Machinery)	710	126,039
Chase Corp. (Chemicals)	145	13,920
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	930	11,802
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	611	21,306
ChemoCentryx, Inc.* (Biotechnology)	1,050	36,551
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,922	122,507
Chesapeake Utilities Corp.* (Gas Utilities)	336	44,040
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	139	2,717
Chico's FAS, Inc.* (Specialty Retail)	2,340	12,776
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	4,582	71,525
Chimerix, Inc.* (Biotechnology)	1,420	7,441
Chinook Therapeutics, Inc.* (Biotechnology)	644	6,917
ChromaDex Corp.* (Life Sciences Tools & Services)	912	5,645
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	387	11,285
Cimpress PLC* (Commercial Services & Supplies)	329	29,386
Cinemark Holdings, Inc.* (Entertainment)	2,101	39,499
CIRCOR International, Inc.* (Machinery)	358	10,217
CIT Group, Inc. (Banks)	1,931	95,642
Citi Trends, Inc.* (Specialty Retail)	171	13,229
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	2,209	4,131
Citizens & Northern Corp. (Banks)	302	7,704
Citizens, Inc.* (Insurance)	970	6,247
City Holding Co.* (Banks)	295	23,476
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	831	15,764
Civista Bancshares, Inc. (Banks)	289	6,953
Clarus Corp. (Leisure Products)	471	12,990
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,017	27,817
Cleanspark, Inc.* (Software)	649	13,149
Clear Channel Outdoor Holdings, Inc.* (Media)	7,063	20,483
Clearfield, Inc.* (Communications Equipment)	221	12,484
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	370	6,190
Clearwater Paper Corp.* (Paper & Forest Products)	320	13,386
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	677	22,334
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,596	56,626
Clene, Inc.* (Biotechnology)	381	2,069
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	237	2,033
Clovis Oncology, Inc.* (Biotechnology)	2,194	9,500
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	568	72,914
CNB Financial Corp.* (Banks)	312	8,009
CNO Financial Group, Inc. (Insurance)	2,480	59,867

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,209	$61,493
Coastal Financial Corp.* (Banks)	184	7,001
Coca-Cola Consolidated, Inc. (Beverages)	91	36,527
Codex DNA, Inc.* (Life Sciences Tools & Services)	151	1,395
Codexis, Inc.* (Life Sciences Tools & Services)	1,170	40,681
Codiak Biosciences, Inc.* (Biotechnology)	309	4,453
Coeur Mining, Inc.* (Metals & Mining)	4,976	31,498
Cogent Biosciences, Inc.* (Biotechnology)	722	6,123
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	830	63,570
Cohen & Steers, Inc. (Capital Markets)	484	45,927
Coherus Biosciences, Inc.* (Biotechnology)	1,247	20,862
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	932	29,861
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	685	13,447
Columbia Banking System, Inc. (Banks)	1,523	51,980
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	765	14,244
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,230	42,749
Columbus McKinnon Corp.* (Machinery)	542	25,620
Comfort Systems USA, Inc.* (Construction & Engineering)	694	63,480
Commercial Metals Co. (Metals & Mining)	2,335	75,139
Commercial Vehicle Group, Inc.* (Machinery)	624	6,265
Community Bank System, Inc.* (Banks)	1,041	74,608
Community Health Systems, Inc.* (Health Care Providers & Services)	2,417	31,663
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	459	21,959
Community Trust Bancorp, Inc.* (Banks)	302	13,191
CommVault Systems, Inc.* (Software)	891	54,797
Compass Minerals International, Inc. (Metals & Mining)	665	43,624
Computer Programs & Systems, Inc.* (Health Care Technology)	274	9,891
CompX International, Inc. (Commercial Services & Supplies)	31	670
comScore, Inc.* (Media)	1,362	5,325
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,781	17,578
Comtech Telecommunications Corp. (Communications Equipment)	496	10,699
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	502	4,317
Conduent, Inc.* (IT Services)	3,258	21,992
CONMED Corp. (Health Care Equipment & Supplies)	565	82,648
ConnectOne Bancorp, Inc. (Banks)	725	24,454
Conn's, Inc.* (Specialty Retail)	347	7,728
Consensus Cloud Solutions, Inc.* (Software)	281	17,796
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	666	18,322
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,418	10,493
Constellium SE* (Metals & Mining)	2,387	43,945
Construction Partners, Inc.* - Class A (Construction & Engineering)	566	20,155
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	2,856	11,795
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	262	1,939
Cooper-Standard Holding, Inc.* (Auto Components)	328	8,508
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,880	33,840
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	2,332	20,079
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	765	13,189
CorMedix, Inc.* (Pharmaceuticals)	737	3,582
Cornerstone Building Brands, Inc.* (Building Products)	1,065	15,240
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,197	59,583
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	532	13,007
Cortexyme, Inc.* (Biotechnology)	388	5,122
CorVel Corp.* (Health Care Providers & Services)	171	31,331
Costamare, Inc. (Marine)	1,026	13,759
Couchbase, Inc.* (Software)	189	7,620
Coursera, Inc.* (Diversified Consumer Services)	1,123	39,204
Covanta Holding Corp. (Commercial Services & Supplies)	2,329	46,999
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	236	6,702
Covetrus, Inc.* (Health Care Providers & Services)	2,013	40,642
Cowen, Inc.* - Class A (Capital Markets)	546	20,601
CRA International, Inc. (Professional Services)	138	15,155
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	461	61,391
Crawford & Co.* - Class A (Insurance)	316	2,730
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	727	18,124
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,201	193,900
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	698	14,470
CrossFirst Bankshares, Inc.* (Banks)	907	12,907
CryoLife, Inc.* (Health Care Equipment & Supplies)	739	15,253
CryoPort, Inc.* (Health Care Equipment & Supplies)	789	64,335
CS Disco, Inc.* (Software)	251	14,395
CSG Systems International, Inc.* (IT Services)	633	31,682
CSW Industrials, Inc. (Building Products)	289	40,061
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	114	6,112

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
CTS Corp.* (Electronic Equipment, Instruments & Components)	621	$22,120
Cue BioPharma, Inc.* (Biotechnology)	598	7,302
Cullinan Oncology, Inc.* (Biotechnology)	503	11,177
CuriosityStream, Inc.* (Entertainment)	506	5,045
Curis, Inc.* (Biotechnology)	1,684	10,946
Curo Group Holdings Corp. (Consumer Finance)	410	7,044
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,698	49,616
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	898	8,127
Customers Bancorp, Inc. (Banks)	581	30,961
Cutera, Inc.* (Health Care Equipment & Supplies)	342	14,706
CVB Financial Corp. (Banks)	2,514	50,330
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	575	11,023
CVRx, Inc.* (Health Care Equipment & Supplies)	158	2,672
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,348	5,257
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	162	2,901
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	312	7,117
Cytokinetics, Inc.* (Biotechnology)	1,541	53,796
CytomX Therapeutics, Inc.* (Biotechnology)	1,262	7,484
CytoSorbents Corp.* (Health Care Equipment & Supplies)	802	4,724
Daily Journal Corp.* (Media)	23	7,894
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	714	3,963
Dana, Inc.* (Auto Components)	2,827	62,731
Danimer Scientific, Inc.* (Chemicals)	1,295	19,114
DarioHealth Corp.* (Health Care Equipment & Supplies)	262	4,284
Daseke, Inc.* (Road & Rail)	781	7,380
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	841	31,226
Day One Biopharmaceuticals, Inc.* (Biotechnology)	214	5,230
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	766	25,577
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	581	4,846
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,277	24,838
Deluxe Corp.* (Commercial Services & Supplies)	819	29,214
Denali Therapeutics, Inc.* (Biotechnology)	1,769	85,531
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	982	83,135
Denny's Corp.* (Hotels, Restaurants & Leisure)	1,218	19,366
DermTech, Inc.* (Biotechnology)	472	12,909
Design Therapeutics, Inc.* (Biotechnology)	271	4,249
Designer Brands, Inc.* (Specialty Retail)	1,169	15,817
Desktop Metal, Inc.* - Class A (Machinery)	2,932	20,495
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,756	17,942
Diamond Hill Investment Group, Inc. (Capital Markets)	59	12,795
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	4,068	36,775
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	1,354	28,177
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,399	12,591
Digi International, Inc.* (Communications Equipment)	656	14,137
Digimarc Corp.* (Software)	247	12,481
Digital Media Solutions, Inc.* - Class A (Media)	63	377
Digital Turbine, Inc.* (Software)	1,766	151,982
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	9,436	63,221
DigitalOcean Holdings, Inc.* (IT Services)	963	93,979
Dillard's, Inc.* - Class A (Multiline Retail)	117	27,043
Dime Community Bancshares, Inc. (Banks)	673	24,013
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	317	26,790
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	848	81,484
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	4,615	16,799
DMC Global, Inc.* (Energy Equipment & Services)	361	15,083
Domo, Inc.* (Software)	535	47,267
Domtar Corp.* (Paper & Forest Products)	973	53,116
Donegal Group, Inc. - Class A (Insurance)	287	4,090
Donnelley Financial Solutions, Inc.* (Capital Markets)	573	21,957
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	605	7,333
Dorman Products, Inc.* (Auto Components)	520	54,278
Douglas Dynamics, Inc. (Machinery)	439	18,570
Dril-Quip, Inc.* (Energy Equipment & Services)	682	16,068
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	1,610	4,186
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	439	9,645
Duckhorn Portfolio, Inc. (The)* (Beverages)	392	7,581
Ducommun, Inc.* (Aerospace & Defense)	212	10,259
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	236	3,382
Durect Corp.* (Pharmaceuticals)	4,400	5,632
DXP Enterprises, Inc.* (Trading Companies & Distributors)	347	11,437
Dycom Industries, Inc.* (Construction & Engineering)	581	46,143
Dynavax Technologies Corp.* (Biotechnology)	2,096	41,857
Dyne Therapeutics, Inc.* (Biotechnology)	584	8,474
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	662	11,585
DZS, Inc.* (Communications Equipment)	327	3,564
E2open Parent Holdings, Inc.* (Software)	3,156	39,450
Eagle Bancorp, Inc.* (Banks)	616	34,859

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Eagle Bulk Shipping, Inc.* (Marine)	174	$7,491
Eagle Pharmaceuticals, Inc.* (Biotechnology)	226	11,836
Eargo, Inc.* (Health Care Equipment & Supplies)	384	3,379
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	465	4,720
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,640	34,489
Eastern Bankshares, Inc. (Banks)	3,340	69,372
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	773	152,883
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	872	5,921
Ebix, Inc.* (Software)	516	16,930
Echo Global Logistics, Inc.* (Air Freight & Logistics)	512	24,694
EchoStar Corp.* - Class A (Communications Equipment)	769	18,041
Ecovyst, Inc. (Chemicals)	999	11,668
Edgewell Personal Care Co. (Personal Products)	1,057	36,984
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	248	4,092
Editas Medicine, Inc.* (Biotechnology)	1,329	48,801
eGain Corp.* (Software)	398	4,107
eHealth, Inc.* (Insurance)	475	21,066
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	623	4,199
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	370	5,439
elf Beauty, Inc.* (Personal Products)	937	30,274
Eliem Therapeutics, Inc.* (Biotechnology)	137	2,387
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	908	16,507
EMCOR Group, Inc. (Construction & Engineering)	1,036	125,864
EMCORE Corp.* (Communications Equipment)	710	5,311
Emerald Holding, Inc.* (Media)	466	1,887
Emergent BioSolutions, Inc.* (Biotechnology)	952	45,382
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,781	26,920
Employers Holdings, Inc.* (Insurance)	554	21,384
Enanta Pharmaceuticals, Inc.* (Biotechnology)	374	32,108
Encore Capital Group, Inc.* (Consumer Finance)	586	31,656
Encore Wire Corp.* (Electrical Equipment)	391	52,417
Endo International PLC* (Pharmaceuticals)	4,457	18,942
Energizer Holdings, Inc. (Household Products)	1,323	48,250
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,877	22,556
Energy Recovery, Inc.* (Machinery)	820	16,662
Enerpac Tool Group Corp. (Machinery)	1,175	24,546
EnerSys (Electrical Equipment)	834	66,753
Ennis, Inc. (Commercial Services & Supplies)	496	9,394
Enova International, Inc.* (Consumer Finance)	706	22,903
EnPro Industries, Inc. (Machinery)	402	36,043
Enstar Group, Ltd.* (Insurance)	241	55,618
Entercom Communications Corp.* (Media)	2,294	7,410
Enterprise Bancorp, Inc.* (Banks)	181	6,724
Enterprise Financial Services Corp.* (Banks)	689	32,397
Entravision Communications Corp. - Class A (Media)	1,170	9,325
Envestnet, Inc.* (Software)	1,057	88,260
Eos Energy Enterprises, Inc.* (Electrical Equipment)	836	8,820
Epizyme, Inc.* (Biotechnology)	1,746	7,333
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	259	28,638
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	7,953	81,995
Equity Bancshares, Inc. - Class A (Banks)	263	8,800
Equity Commonwealth* (Equity Real Estate Investment Trusts)	2,280	59,120
Erasca, Inc.* (Biotechnology)	402	7,952
Eros STX Global Corp.* (Entertainment)	6,178	5,051
Escalade, Inc.* (Leisure Products)	197	3,686
ESCO Technologies, Inc.* (Machinery)	497	42,026
Esperion Therapeutics, Inc.* (Biotechnology)	510	4,559
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	215	6,042
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,153	103,343
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,277	67,832
Ethan Allen Interiors, Inc. (Household Durables)	438	10,166
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	198	6,312
Evelo Biosciences, Inc.* (Biotechnology)	590	5,222
Eventbrite, Inc.* (Interactive Media & Services)	1,459	29,530
EverCommerce, Inc.* (Software)	323	6,680
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,661	39,864
EverQuote, Inc.* - Class A (Interactive Media & Services)	372	5,130
EVERTEC, Inc. (IT Services)	1,177	53,212
EVI Industries, Inc.* (Trading Companies & Distributors)	112	3,528
Evo Payments, Inc.* (IT Services)	923	20,011
Evolent Health, Inc.* (Health Care Technology)	1,507	44,110
Evolus, Inc.* (Pharmaceuticals)	634	4,958
Evoqua Water Technologies Corp.* (Machinery)	2,250	94,118
Exagen, Inc.* (Health Care Providers & Services)	201	2,336
ExlService Holdings, Inc.* (IT Services)	639	78,361
eXp World Holdings, Inc. (Real Estate Management & Development)	1,221	63,004
Exponent, Inc. (Professional Services)	1,010	115,948

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Expro Group Holdings N.V.* (Energy Equipment & Services)	537	$9,210
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	304	20,256
Extreme Networks, Inc.* (Communications Equipment)	2,400	23,592
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	411	4,714
EZCORP, Inc.* - Class A (Consumer Finance)	958	7,147
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	399	5,478
Fabrinet* (Electronic Equipment, Instruments & Components)	719	69,024
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	766	4,504
Farmers National Bancorp (Banks)	506	9,017
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	557	6,261
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	354	26,044
Fate Therapeutics, Inc.* (Biotechnology)	1,578	84,896
Fathom Holdings, Inc.* (Real Estate Management & Development)	100	2,529
FB Financial Corp. (Banks)	648	29,374
Federal Agricultural Mortgage Corp.* (Thrifts & Mortgage Finance)	177	22,318
Federal Signal Corp.* (Machinery)	1,171	50,131
Federated Hermes, Inc.* - Class B (Capital Markets)	1,842	61,357
Ferro Corp.* (Chemicals)	1,598	33,590
FibroGen, Inc.* (Biotechnology)	1,674	18,615
Fidelity D&D Bancorp, Inc. (Banks)	78	3,946
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	344	3,626
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	683	3,272
Financial Institutions, Inc.* (Banks)	304	9,704
Finch Therapeutics Group, Inc.* (Biotechnology)	147	1,970
First Advantage Corp.* (Professional Services)	575	10,753
First Bancorp* (Banks)	3,998	54,573
First Bancorp (Banks)	548	26,534
First Bancshares, Inc.* (Banks)	393	15,818
First Bank/Hamilton NJ (Banks)	303	4,557
First Busey Corp. (Banks)	989	25,210
First Commonwealth Financial Corp.* (Banks)	1,856	28,397
First Community Bancshares, Inc. (Banks)	329	10,666
First Financial Bancorp* (Banks)	1,842	43,803
First Financial Bankshares, Inc. (Banks)	2,526	128,118
First Financial Corp.* (Banks)	226	9,684
First Foundation, Inc. (Banks)	773	20,570
First Internet Bancorp (Banks)	181	6,161
First Interstate BancSystem - Class A (Banks)	796	33,090
First Merchants Corp.* (Banks)	1,053	43,784
First Mid Bancshares, Inc.* (Banks)	323	13,915
First Midwest Bancorp, Inc.* (Banks)	2,215	42,639
First of Long Island Corp. (Banks)	445	8,958
FirstCash, Inc. (Consumer Finance)	772	68,299
Fisker, Inc.* (Automobiles)	3,176	50,975
Five Star Bancorp (Banks)	104	2,852
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,014	47,851
Flexion Therapeutics, Inc.* (Biotechnology)	936	8,658
Flexsteel Industries, Inc. (Household Durables)	129	3,612
Fluent, Inc.* (Media)	844	2,009
Fluidigm Corp.* (Life Sciences Tools & Services)	1,482	7,632
Fluor Corp.* (Construction & Engineering)	2,762	53,693
Flushing Financial Corp. (Banks)	574	13,787
Flywire Corp.* (IT Services)	235	11,148
Focus Financial Partners, Inc.* (Capital Markets)	1,159	72,854
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	380	4,822
Forestar Group, Inc.* (Real Estate Management & Development)	332	6,497
Forian, Inc.* (Health Care Technology)	366	3,711
Forma Therapeutics Holdings, Inc.* (Biotechnology)	660	12,250
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,512	60,147
Forrester Research, Inc.* (Professional Services)	219	11,662
Forte Biosciences, Inc.* (Biotechnology)	220	596
Forterra, Inc.* (Construction Materials)	566	13,482
Fortress Biotech, Inc.* (Biotechnology)	1,393	4,541
Forward Air Corp.* (Air Freight & Logistics)	528	53,095
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	928	10,969
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,480	42,920
Fox Factory Holding Corp.* (Auto Components)	821	132,140
Franchise Group, Inc. (Diversified Consumer Services)	551	20,277
Franklin BSP Realty Trust, Inc.* (Mortgage Real Estate Investment Trusts)	609	9,994
Franklin Covey Co.* (Professional Services)	242	10,225
Franklin Electric Co., Inc.* (Machinery)	902	77,915
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,007	9,032
Frequency Therapeutics, Inc.* (Biotechnology)	622	3,906
Fresh Del Monte Produce, Inc. (Food Products)	652	21,835
Frontier Group Holdings, Inc.* (Airlines)	677	10,595
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	2,322	20,457
FRP Holdings, Inc.* (Real Estate Management & Development)	130	7,436
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	139	4,790
FTC Solar, Inc.* (Electrical Equipment)	370	3,530

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
FTS International, Inc.* - Class A (Energy Equipment & Services)	172	$4,558
fuboTV, Inc.* (Software)	2,558	76,254
FuelCell Energy, Inc.* (Electrical Equipment)	6,323	50,521
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	518	11,469
Fulgent Genetics, Inc.* (Health Care Providers & Services)	402	33,334
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	636	6,328
Fulton Financial Corp.* (Banks)	3,092	49,781
Funko, Inc.* (Distributors)	515	8,441
FutureFuel Corp. (Chemicals)	503	3,551
G1 Therapeutics, Inc.* (Biotechnology)	763	11,056
GAMCO Investors, Inc.* - Class A (Capital Markets)	101	2,671
GAN, Ltd.* (Hotels, Restaurants & Leisure)	780	11,138
Gannett Co., Inc.* (Media)	2,736	15,869
Gatos Silver, Inc.* (Metals & Mining)	903	10,926
GATX Corp.* (Trading Companies & Distributors)	687	65,162
GCM Grosvenor, Inc. - Class A (Capital Markets)	837	9,584
GCP Applied Technologies, Inc.* (Chemicals)	956	21,615
Gemini Therapeutics, Inc.* (Biotechnology)	426	1,619
Genco Shipping & Trading, Ltd. (Marine)	625	10,731
Generation Bio Co.* (Biotechnology)	852	17,858
Genesco, Inc.* (Specialty Retail)	285	17,268
Genius Brands International, Inc.* (Leisure Products)	5,489	7,630
Gentherm, Inc.* (Auto Components)	647	47,639
Genworth Financial, Inc.* (Insurance)	9,860	40,525
German American Bancorp, Inc.* (Banks)	481	18,961
Geron Corp.* (Biotechnology)	5,864	9,031
Getty Realty Corp. (Equity Real Estate Investment Trusts)	775	24,893
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	3,796	27,445
Gibraltar Industries, Inc.* (Building Products)	638	41,572
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	858	24,590
Glacier Bancorp, Inc. (Banks)	2,144	118,541
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	709	15,499
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	558	12,354
Glatfelter Corp. (Paper & Forest Products)	852	13,998
Glaukos Corp.* (Health Care Equipment & Supplies)	874	39,951
Global Blood Therapeutics, Inc.* (Biotechnology)	1,164	42,509
Global Industrial Co. (Trading Companies & Distributors)	247	10,023
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	1,164	19,299
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,963	31,447
Global Water Resources, Inc.* (Water Utilities)	246	4,654
Globalstar, Inc.* (Diversified Telecommunication Services)	11,806	19,480
GMS, Inc.* (Trading Companies & Distributors)	832	41,209
Gogo, Inc.* (Wireless Telecommunication Services)	1,149	18,683
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	2,000	26,060
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	334	17,358
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	776	13,091
Goosehead Insurance, Inc. (Insurance)	345	49,784
GoPro, Inc.* - Class A (Household Durables)	2,454	21,129
Gorman-Rupp Co.* (Machinery)	442	18,794
Gossamer Bio, Inc.* (Biotechnology)	1,209	15,016
GrafTech International, Ltd.* (Electrical Equipment)	3,959	42,361
Graham Holdings Co. - Class B (Diversified Consumer Services)	75	43,938
Granite Construction, Inc. (Construction & Engineering)	889	33,000
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,065	14,271
Graphite Bio, Inc.* (Biotechnology)	316	4,026
Gray Television, Inc.* (Media)	1,662	38,957
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	422	5,976
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,259	19,162
Great Southern Bancorp, Inc. (Banks)	206	11,625
Great Western Bancorp, Inc.* (Banks)	1,078	36,706
Green Brick Partners, Inc.* (Household Durables)	597	15,552
Green Dot Corp.* - Class A (Consumer Finance)	1,040	44,054
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	928	35,218
GreenBox POS* (IT Services)	355	2,883
Greenhill & Co., Inc.* (Capital Markets)	280	4,402
Greenlane Holdings, Inc.* - Class A (Distributors)	318	544
Greenlight Capital Re, Ltd.* - Class A (Insurance)	511	3,797
GreenSky, Inc.* - Class A (IT Services)	1,395	17,075
Greenwich Lifesciences, Inc.* (Biotechnology)	78	2,758
Greif, Inc. - Class A (Containers & Packaging)	502	32,469
Greif, Inc. - Class B (Containers & Packaging)	116	7,570
Grid Dynamics Holdings, Inc.* (IT Services)	819	23,546
Griffon Corp.* (Building Products)	904	23,947
Gritstone bio, Inc.* (Biotechnology)	785	8,627
Group 1 Automotive, Inc.* (Specialty Retail)	342	61,492
Groupon, Inc.* (Internet & Direct Marketing Retail)	458	9,719
GrowGeneration Corp.* (Specialty Retail)	1,052	22,176

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
GT Biopharma, Inc.* (Biotechnology)	345	$2,229
GTY Technology Holdings, Inc.* (Software)	626	4,758
Guaranty Bancshares, Inc. (Banks)	155	5,819
Guess?, Inc. (Specialty Retail)	783	16,216
H&E Equipment Services, Inc.* (Trading Companies & Distributors)	626	28,220
H.B. Fuller Co. (Chemicals)	1,014	71,497
Haemonetics Corp.* (Health Care Equipment & Supplies)	981	67,405
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	1,072	2,466
Halozyme Therapeutics, Inc.* (Biotechnology)	2,740	104,312
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	144	2,160
Hamilton Lane, Inc.* (Capital Markets)	661	69,081
Hancock Whitney Corp.* (Banks)	1,682	83,225
Hanger, Inc.* (Health Care Providers & Services)	729	13,618
Hanmi Financial Corp.* (Banks)	593	13,159
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	1,491	90,056
HarborOne Bancorp, Inc. (Banks)	964	13,853
Harmonic, Inc.* (Communications Equipment)	1,736	15,746
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	435	18,039
Harpoon Therapeutics, Inc.* (Biotechnology)	364	2,279
Harsco Corp.* (Machinery)	1,523	26,043
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	764	5,753
Haverty Furniture Cos., Inc.* (Specialty Retail)	325	9,328
Hawaiian Holdings, Inc.* (Airlines)	984	19,040
Hawkins, Inc.* (Chemicals)	373	13,678
Haynes International, Inc.* (Metals & Mining)	243	9,752
HBT Financial, Inc.* (Banks)	187	3,372
HCI Group, Inc. (Insurance)	111	14,875
Health Catalyst, Inc.* (Health Care Technology)	975	51,324
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,830	93,560
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	1,457	27,960
HealthEquity, Inc.* (Health Care Providers & Services)	1,591	105,291
HealthStream, Inc.* (Health Care Technology)	492	13,092
Heartland Express, Inc. (Road & Rail)	928	15,154
Heartland Financial USA, Inc. (Banks)	784	39,294
Hecla Mining Co.* (Metals & Mining)	10,338	59,754
Heidrick & Struggles International, Inc.* (Professional Services)	376	17,627
Helen of Troy, Ltd.* (Household Durables)	469	105,501
Helios Technologies, Inc. (Machinery)	629	57,270
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,784	10,524
Helmerich & Payne, Inc.* (Energy Equipment & Services)	2,047	63,538
Hemisphere Media Group, Inc.* (Media)	314	3,470
Herc Holdings, Inc. (Trading Companies & Distributors)	486	88,471
Heritage Commerce Corp.* (Banks)	1,137	13,633
Heritage Financial Corp. (Banks)	690	17,140
Heritage Insurance Holdings, Inc. (Insurance)	502	3,283
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	304	10,540
Herman Miller, Inc.* (Commercial Services & Supplies)	1,446	56,278
Heron Therapeutics, Inc.* (Biotechnology)	1,796	19,774
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	628	5,608
Heska Corp.* (Health Care Equipment & Supplies)	191	42,694
HF Foods Group, Inc.* (Food & Staples Retailing)	704	4,970
Hibbett, Inc. (Specialty Retail)	312	24,161
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	97	1,371
Hillenbrand, Inc. (Machinery)	1,419	64,508
Hilltop Holdings, Inc.* (Banks)	1,237	43,839
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,664	83,666
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	28	10,115
HireQuest, Inc.* (Professional Services)	98	1,764
HNI Corp.* (Commercial Services & Supplies)	847	31,678
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	149	6,221
Home BancShares, Inc.* (Banks)	2,966	70,472
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	142	650
HomeStreet, Inc. (Thrifts & Mortgage Finance)	393	18,534
HomeTrust Bancshares, Inc.* (Banks)	295	8,968
Homology Medicines, Inc.* (Biotechnology)	815	4,670
Honest Co., Inc. (The)* (Personal Products)	483	4,419
Hooker Furnishings Corp. (Household Durables)	228	5,748
Hookipa Pharma, Inc.* (Biotechnology)	373	1,817
Hope Bancorp, Inc. (Banks)	2,313	33,747
Horace Mann Educators Corp. (Insurance)	811	31,775
Horizon Bancorp, Inc. (Banks)	833	15,885
Hostess Brands, Inc.* (Food Products)	2,547	48,164
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,472	35,078
Houlihan Lokey, Inc.* (Capital Markets)	994	111,407
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	99	8,342
Howard Bancorp, Inc.* (Banks)	257	5,322
Hub Group, Inc.* - Class A (Air Freight & Logistics)	644	50,599
Humanigen, Inc.* (Biotechnology)	883	6,340

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Huron Consulting Group, Inc.* (Professional Services)	435	$21,820
Hydrofarm Holdings Group, Inc.* (Machinery)	757	24,958
Hyliion Holdings Corp.* (Machinery)	2,280	18,445
HyreCar, Inc.* (Diversified Consumer Services)	341	2,315
Hyster-Yale Materials Handling, Inc.* (Machinery)	195	9,368
I3 Verticals, Inc.* - Class A (IT Services)	416	9,314
IBEX, Ltd.* (Commercial Services & Supplies)	111	1,804
iBio, Inc.* (Biotechnology)	4,203	3,278
iCAD, Inc.* (Health Care Technology)	426	4,494
ICF International, Inc. (Professional Services)	360	36,176
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	539	23,565
Icosavax, Inc.* (Biotechnology)	261	6,828
Ideanomics, Inc.* (Software)	8,070	15,979
Ideaya Biosciences, Inc.* (Biotechnology)	637	13,657
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	414	7,932
IDT Corp.* - Class B (Diversified Telecommunication Services)	389	18,816
IES Holdings, Inc.* (Construction & Engineering)	168	8,375
IGM Biosciences, Inc.* (Biotechnology)	157	7,366
iHeartMedia, Inc.* - Class A (Media)	2,178	42,210
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,034	123,076
Ikena Oncology, Inc.* (Biotechnology)	202	2,172
Imago Biosciences, Inc.* (Biotechnology)	190	5,058
IMAX Corp.* (Entertainment)	969	18,266
Immuneering Corp.* - Class A (Biotechnology)	161	4,363
Immunic, Inc.* (Biotechnology)	364	3,392
ImmunityBio, Inc.* (Biotechnology)	1,327	10,390
ImmunoGen, Inc.* (Biotechnology)	3,846	23,191
Immunovant, Inc.* (Biotechnology)	780	6,271
Impel Neuropharma, Inc.* (Biotechnology)	104	1,112
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	363	25,308
Inari Medical, Inc.* (Health Care Equipment & Supplies)	661	59,834
Independence Holding Co. (Insurance)	83	4,071
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,044	48,300
Independent Bank Corp.* (Banks)	402	9,057
Independent Bank Corp. (Banks)	641	54,165
Independent Bank Group, Inc. (Banks)	732	52,916
Indus Realty Trust, Inc. (Real Estate Management & Development)	86	5,994
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,264	35,506
Infinera Corp.* (Communications Equipment)	3,523	26,740
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,702	4,323
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	534	5,911
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	352	5,854
Ingevity Corp.* (Chemicals)	773	60,224
Ingles Markets, Inc. (Food & Staples Retailing)	273	18,889
Inhibrx, Inc.* (Biotechnology)	543	21,823
Innospec, Inc. (Chemicals)	477	43,221
Innovage Holding Corp.* (Health Care Providers & Services)	356	2,357
INNOVATE Corp.* (Construction & Engineering)	921	3,638
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	460	121,020
Innoviva, Inc.* (Pharmaceuticals)	843	14,710
Inogen, Inc.* (Health Care Equipment & Supplies)	380	15,067
Inotiv, Inc.* (Life Sciences Tools & Services)	251	12,146
Inovalon Holdings, Inc.* - Class A (Health Care Technology)	1,469	59,921
Inovio Pharmaceuticals, Inc.* (Biotechnology)	4,020	28,703
Inozyme Pharma, Inc.* (Biotechnology)	280	2,615
Inseego Corp.* (Communications Equipment)	1,621	10,050
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	670	63,449
Insmed, Inc.* (Biotechnology)	2,236	67,415
Insperity, Inc. (Professional Services)	707	88,375
Inspire Medical Systems, Inc.* (Health Care Technology)	523	140,989
Installed Building Products, Inc. (Household Durables)	461	58,570
Insteel Industries, Inc. (Building Products)	362	14,723
Instil Bio, Inc.* (Biotechnology)	347	7,068
Instructure Holdings, Inc.* (Software)	233	5,876
Intapp, Inc.* (Software)	196	5,292
Integer Holdings Corp.* (Health Care Equipment & Supplies)	639	57,523
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	331	8,133
Intellia Therapeutics, Inc.* (Biotechnology)	1,340	178,192
Intelligent Systems Corp.* (Software)	141	5,969
Inter Parfums, Inc.* (Personal Products)	348	32,148
Intercept Pharmaceuticals, Inc.* (Biotechnology)	545	9,189
InterDigital, Inc. (Communications Equipment)	601	40,237
Interface, Inc.* (Commercial Services & Supplies)	1,131	16,241
International Bancshares Corp. (Banks)	1,046	44,350
International Game Technology PLC* (Hotels, Restaurants & Leisure)	1,944	57,329
International Money Express, Inc.* (IT Services)	623	10,429
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	894	15,690
Intersect ENT, Inc.* (Pharmaceuticals)	647	17,450

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,374	$59,178
Intrepid Potash, Inc.* (Chemicals)	194	9,450
Invacare Corp.* (Health Care Equipment & Supplies)	654	3,231
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	5,674	17,816
Investors Bancorp, Inc. (Banks)	4,449	68,070
Investors Title Co.* (Insurance)	25	4,845
Invitae Corp.* (Biotechnology)	3,896	103,244
iRadimed Corp.* (Health Care Equipment & Supplies)	124	4,628
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	574	40,260
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,297	93,143
iRobot Corp.* (Household Durables)	544	45,380
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,825	36,075
iStar, Inc. (Equity Real Estate Investment Trusts)	1,348	34,024
iTeos Therapeutics, Inc.* (Biotechnology)	392	10,486
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	824	4,417
Itron, Inc.* (Electronic Equipment, Instruments & Components)	879	68,360
IVERIC bio, Inc.* (Biotechnology)	2,029	35,913
J & J Snack Foods Corp.* (Food Products)	287	42,347
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	424	41,955
James River Group Holdings, Ltd. (Insurance)	712	22,748
Janux Therapeutics, Inc.* (Biotechnology)	258	6,282
JELD-WEN Holding, Inc.* (Building Products)	1,634	44,788
JFrog, Ltd.* (Software)	1,029	33,638
JOANN, Inc. (Specialty Retail)	234	2,391
John B Sanfilippo & Son, Inc. (Food Products)	172	14,534
John Bean Technologies Corp. (Machinery)	610	90,128
John Wiley & Sons, Inc. - Class A (Media)	839	45,449
Johnson Outdoors, Inc. - Class A (Leisure Products)	101	10,724
Jounce Therapeutics, Inc.* (Biotechnology)	641	5,628
Kadant, Inc. (Machinery)	224	49,755
Kadmon Holdings, Inc.* (Biotechnology)	3,370	31,847
Kaiser Aluminum Corp. (Metals & Mining)	307	29,822
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	941	1,637
Kaleido Biosciences, Inc.* (Pharmaceuticals)	376	1,617
Kaltura, Inc.* (Software)	339	3,200
KalVista Pharmaceuticals, Inc.* (Biotechnology)	386	6,940
Kaman Corp.* - Class A (Trading Companies & Distributors)	537	19,219
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,312	33,917
Karat Packaging, Inc.* (Trading Companies & Distributors)	89	2,024
Karuna Therapeutics, Inc.* (Biotechnology)	432	60,644
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,399	7,639
KB Home (Household Durables)	1,628	65,364
KBR, Inc. (Professional Services)	2,750	116,710
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,421	19,070
Kelly Services, Inc.* - Class A (Professional Services)	685	12,351
KemPharm, Inc.* (Pharmaceuticals)	556	5,282
Kennametal, Inc.* (Machinery)	1,626	64,634
Kennedy-Wilson Holdings, Inc.* (Real Estate Management & Development)	2,335	52,234
Keros Therapeutics, Inc.* (Biotechnology)	303	12,641
Kezar Life Sciences, Inc.* (Biotechnology)	665	5,320
Kforce, Inc.* (Professional Services)	394	25,515
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	469	13,484
Kimball International, Inc.* - Class B (Commercial Services & Supplies)	702	7,631
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	567	5,891
Kinnate Biopharma, Inc.* (Biotechnology)	500	11,885
Kinsale Capital Group, Inc. (Insurance)	418	78,228
Kirkland's, Inc.* (Specialty Retail)	273	6,137
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,215	85,565
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	629	13,656
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,731	36,074
Kodiak Sciences, Inc.* (Biotechnology)	651	76,226
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,009	53,477
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,509	7,907
Koppers Holdings, Inc.* (Chemicals)	404	14,176
Korn Ferry (Professional Services)	1,070	82,615
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	7,880	28,368
Kraton Corp.* (Chemicals)	611	27,892
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,385	51,014
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	427	5,444
Kronos Bio, Inc.* (Chemicals)	754	12,411
Kronos Worldwide, Inc. (Chemicals)	433	5,642
Krystal Biotech, Inc.* (Biotechnology)	349	17,481
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,191	67,887
Kura Oncology, Inc.* (Biotechnology)	1,235	20,279
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	78	3,321
KVH Industries, Inc.* (Communications Equipment)	295	3,027
Kymera Therapeutics, Inc.* (Biotechnology)	668	39,332

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	2,210	$26,520
Laird Superfood, Inc.* (Food Products)	122	2,130
Lakeland Bancorp, Inc.* (Banks)	951	17,099
Lakeland Financial Corp. (Banks)	475	34,138
Lancaster Colony Corp.* (Food Products)	369	62,730
Landec Corp.* (Food Products)	508	4,938
Landos Biopharma, Inc.* (Pharmaceuticals)	91	1,225
Lands' End, Inc.* (Internet & Direct Marketing Retail)	279	7,332
Landsea Homes Corp.* (Household Durables)	209	1,891
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,310	30,641
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	244	18,398
Latham Group, Inc.* (Leisure Products)	451	6,945
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,640	183,321
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,931	33,445
Lawson Products, Inc.* (Trading Companies & Distributors)	92	4,664
La-Z-Boy, Inc.* (Household Durables)	873	29,019
Lazydays Holdings, Inc.* (Specialty Retail)	143	3,016
LCI Industries (Auto Components)	482	67,306
Legacy Housing Corp.* (Household Durables)	156	2,769
Lemaitre Vascular, Inc.* (Health Care Equipment & Supplies)	367	19,088
LendingClub Corp.* (Consumer Finance)	1,902	87,415
LendingTree, Inc.* (Thrifts & Mortgage Finance)	226	36,474
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,320	6,983
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,336	77,746
LGI Homes, Inc.* (Household Durables)	426	63,602
LHC Group, Inc.* (Health Care Providers & Services)	594	79,946
Liberty Latin America, Ltd.* - Class A (Media)	813	9,772
Liberty Latin America, Ltd.* - Class C (Media)	3,006	36,162
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	195	5,961
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	711	21,131
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	1,768	22,843
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,417	4,379
LifeStance Health Group, Inc.* (Health Care Providers & Services)	903	10,818
Lifetime Brands, Inc. (Household Durables)	246	4,172
Ligand Pharmaceuticals, Inc.* (Biotechnology)	293	42,760
Limelight Networks, Inc.* (IT Services)	2,430	7,241
Limoneira Co. (Food Products)	305	4,920
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	596	8,910
Lindsay Corp.* (Machinery)	212	30,882
Lineage Cell Therapeutics, Inc.* (Biotechnology)	2,440	5,563
Lions Gate Entertainment Corp.* - Class A (Entertainment)	1,133	14,672
Lions Gate Entertainment Corp.* - Class B (Entertainment)	2,297	26,002
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	515	11,371
LivaNova PLC* (Health Care Equipment & Supplies)	1,039	79,712
Live Oak Bancshares, Inc. (Banks)	613	54,667
Livent Corp.* (Chemicals)	3,151	88,921
LiveOne, Inc.* (Entertainment)	1,133	2,595
LivePerson, Inc.* (Software)	1,261	64,954
LiveRamp Holdings, Inc.* (IT Services)	1,285	68,760
Loral Space & Communications, Inc.* (Media)	249	12,405
Lordstown Motors Corp.* - Class A (Automobiles)	1,869	9,663
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	758	24,150
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	557	10,071
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	600	5,844
Luther Burbank Corp.* (Thrifts & Mortgage Finance)	303	4,397
Luxfer Holdings PLC (Machinery)	535	10,759
Lyell Immunopharma, Inc.* (Biotechnology)	459	6,398
M.D.C Holdings, Inc.* (Household Durables)	1,112	54,466
M/I Homes, Inc.* (Household Durables)	556	31,837
Macatawa Bank Corp.* (Banks)	511	4,292
Mack-Cali Realty Corp.* (Equity Real Estate Investment Trusts)	1,708	31,069
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	947	66,120
MacroGenics, Inc.* (Biotechnology)	1,167	22,792
Macy's, Inc. (Multiline Retail)	6,110	161,732
Madison Square Garden Entertainment Corp.* (Entertainment)	508	35,799
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	221	17,183
Magellan Health, Inc.* (Health Care Providers & Services)	461	43,717
Magenta Therapeutics, Inc.* (Biotechnology)	582	3,725
Magnite, Inc.* (Media)	2,525	68,251
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,708	56,543
Maiden Holdings, Ltd.* (Insurance)	1,352	4,408
Malibu Boats, Inc.* (Leisure Products)	403	28,456
MannKind Corp.* (Biotechnology)	4,801	22,613
ManTech International Corp.* - Class A (Professional Services)	533	45,955
Marathon Digital Holdings, Inc.* (IT Services)	1,857	97,009

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Marcus & Millichap, Inc.* (Real Estate Management & Development)	461	$21,713
Marine Products Corp.* (Leisure Products)	158	2,002
MarineMax, Inc.* (Specialty Retail)	411	21,286
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	718	8,257
Marlin Business Services Corp.* (Diversified Financial Services)	158	3,621
Marrone Bio Innovations, Inc.* (Chemicals)	1,949	1,708
Marten Transport, Ltd. (Road & Rail)	1,157	19,241
Masonite International Corp.* (Building Products)	470	56,405
MasterCraft Boat Holdings, Inc.* (Leisure Products)	366	9,801
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,154	90,144
Materion Corp.* (Metals & Mining)	397	28,655
Matrix Service Co.* (Construction & Engineering)	507	5,187
Matson, Inc. (Marine)	836	69,621
Matthews International Corp.* - Class A (Commercial Services & Supplies)	601	20,656
MAX Holdings, Inc. (Real Estate Management & Development)	360	11,452
Maxar Technologies, Inc. (Aerospace & Defense)	1,394	37,011
MaxCyte, Inc.* (Biotechnology)	304	3,417
MAXIMUS, Inc.* (IT Services)	1,193	100,891
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,380	86,940
Mayville Engineering Co., Inc.* (Machinery)	174	3,090
MBIA, Inc.* (Insurance)	932	14,483
McGrath RentCorp (Commercial Services & Supplies)	470	33,906
MedAvail Holdings, Inc.* (Food & Staples Retailing)	234	594
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	413	7,240
Medifast, Inc. (Personal Products)	226	44,357
MEDNAX, Inc.* (Health Care Providers & Services)	1,481	40,328
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	564	127,773
MEI Pharma, Inc.* (Biotechnology)	2,109	5,947
MeiraGTx Holdings PLC* (Biotechnology)	579	12,449
Mercantile Bank Corp.* (Banks)	302	10,380
Merchants Bancorp (Thrifts & Mortgage Finance)	192	8,531
Meredith Corp.* (Media)	776	45,194
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	910	21,112
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	830	15,612
MeridianLink, Inc.* (Software)	246	5,941
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	998	67,125
Meritage Homes Corp.* (Household Durables)	729	79,249
Meritor, Inc.* (Machinery)	1,319	32,104
Mersana Therapeutics, Inc.* (Biotechnology)	1,391	11,907
Mesa Air Group, Inc.* (Airlines)	667	5,029
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	96	29,347
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	611	33,874
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	4,260	20,022
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	742	31,216
Metrocity Bankshares, Inc. (Banks)	369	8,672
MetroMile, Inc.* (Insurance)	755	2,318
Metropolitan Bank Holding Corp.* (Banks)	149	13,538
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	8,610	38,831
MGE Energy, Inc. (Electric Utilities)	709	53,806
MGP Ingredients, Inc. (Beverages)	276	17,722
MicroStrategy, Inc.* (Software)	153	109,404
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,196	24,322
Mid Penn Bancorp, Inc. (Banks)	192	5,380
Middlesex Water Co.* (Water Utilities)	336	37,000
Midland States Bancorp, Inc.* (Banks)	422	10,829
MidwestOne Financial Group, Inc.* (Banks)	282	8,841
Miller Industries, Inc.* (Machinery)	216	7,806
Mimecast, Ltd.* (Software)	1,184	89,321
MiMedx Group, Inc.* (Biotechnology)	2,160	14,796
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	6,767	17,053
Minerals Technologies, Inc.* (Chemicals)	654	46,395
Mirum Pharmaceuticals, Inc.* (Biotechnology)	70	1,112
Mission Produce, Inc.* (Food Products)	721	13,692
Mistras Group, Inc.* (Professional Services)	388	3,810
Mitek System, Inc.* (Software)	835	15,723
Model N, Inc.* (Software)	691	22,395
Modine Manufacturing Co.* (Auto Components)	973	10,703
ModivCare, Inc.* (Health Care Providers & Services)	241	39,228
Moelis & Co. (Capital Markets)	1,190	86,560
Molecular Templates, Inc.* (Biotechnology)	719	3,753
Momentive Global, Inc.* (Software)	2,524	57,850
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	253	18,272
MoneyGram International, Inc.* (IT Services)	1,741	10,394
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,853	34,929
Monro, Inc. (Specialty Retail)	645	39,835
Monte Rosa Therapeutics, Inc.* (Biotechnology)	225	5,276
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	450	30,848
Moog, Inc.* - Class A (Aerospace & Defense)	563	42,523
Morphic Holding, Inc.* (Biotechnology)	404	23,230

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Motorcar Parts of America, Inc.* (Auto Components)	365	$6,906
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	309	10,290
MP Materials Corp.* (Metals & Mining)	1,419	48,033
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,379	60,454
MRC Global, Inc.* (Trading Companies & Distributors)	1,566	12,998
Mueller Industries, Inc.* (Machinery)	1,092	57,483
Mueller Water Products, Inc.* - Class A (Machinery)	3,063	50,264
Multiplan Corp.* (Health Care Technology)	4,415	19,029
Murphy Oil Corp.* (Oil, Gas & Consumable Fuels)	2,850	79,316
Murphy USA, Inc.* (Specialty Retail)	471	76,749
Mustang Bio, Inc.* (Biotechnology)	1,354	3,033
MVB Financial Corp.* (Banks)	195	8,325
Myers Industries, Inc.* (Containers & Packaging)	702	14,447
MYR Group, Inc.* (Construction & Engineering)	321	32,790
Myriad Genetics, Inc.* (Biotechnology)	1,508	46,401
Nabors Industries, Ltd.* (Energy Equipment & Services)	138	14,145
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	882	42,601
Nanthealth, Inc.* (Health Care Technology)	524	823
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	282	13,525
Nathan's Famous, Inc.* (Hotels, Restaurants & Leisure)	56	3,500
National Bank Holdings Corp.* (Banks)	575	24,938
National Beverage Corp. (Beverages)	456	25,718
National CineMedia, Inc.* (Media)	1,170	3,721
National Energy Services Reunited Corp.* (Energy Equipment & Services)	738	8,635
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	851	45,767
National Healthcare Corp.* (Health Care Providers & Services)	244	17,065
National Presto Industries, Inc. (Aerospace & Defense)	99	8,232
National Research Corp.* (Health Care Providers & Services)	272	11,778
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,580	98,686
National Vision Holdings, Inc.* (Specialty Retail)	1,587	97,822
National Western Life Group, Inc.* - Class A (Insurance)	50	10,751
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	179	2,180
Nature's Sunshine Products, Inc. (Personal Products)	230	3,632
Natus Medical, Inc.* (Health Care Equipment & Supplies)	656	16,433
Nautilus, Inc.* (Leisure Products)	586	5,995
Navient Corp. (Consumer Finance)	3,205	63,139
NBT Bancorp, Inc.* (Banks)	820	30,086
Neenah, Inc.* (Paper & Forest Products)	328	16,577
Nelnet, Inc. - Class A (Consumer Finance)	331	27,351
NEOGAMES SA* (Hotels, Restaurants & Leisure)	109	4,049
Neogen Corp.* (Health Care Equipment & Supplies)	2,093	88,555
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,205	101,430
Neoleukin Therapeutics, Inc.* (Biotechnology)	683	5,006
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	997	10,090
NETGEAR, Inc.* (Communications Equipment)	586	16,894
NetScout Systems, Inc.* (Communications Equipment)	1,365	36,937
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	772	18,713
Neuronetics, Inc.* (Health Care Equipment & Supplies)	496	2,579
NeuroPace, Inc.* (Health Care Equipment & Supplies)	138	2,092
Nevro Corp.* (Health Care Equipment & Supplies)	672	76,433
New Jersey Resources Corp.* (Gas Utilities)	1,879	71,044
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,384	32,416
NewAge, Inc.* (Beverages)	2,616	3,872
Newmark Group, Inc. (Real Estate Management & Development)	2,901	43,167
Newpark Resources, Inc.* (Energy Equipment & Services)	1,757	5,974
NexImmune, Inc.* (Biotechnology)	343	3,903
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	433	30,665
NextGen Healthcare, Inc.* (Health Care Technology)	1,092	17,974
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	3,364	15,003
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	613	11,322
NI Holdings, Inc.* (Insurance)	166	3,300
Nicolet Bankshares, Inc.* (Banks)	209	15,025
Nikola Corp.* (Machinery)	4,376	51,637
Nkarta, Inc.* (Biotechnology)	275	4,312
NL Industries, Inc.* (Commercial Services & Supplies)	162	935
nLight, Inc.* (Electronic Equipment, Instruments & Components)	827	23,255
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,633	39,649
NN, Inc.* (Machinery)	832	4,152
Noodles & Co.* (Hotels, Restaurants & Leisure)	791	9,611
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,968	6,975
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	1,018	23,577

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	876	$15,374
Northrim Bancorp, Inc. (Banks)	118	5,242
Northwest Bancshares, Inc.* (Thrifts & Mortgage Finance)	2,380	32,844
Northwest Natural Holding Co. (Gas Utilities)	593	26,738
Northwest Pipe Co.* (Construction & Engineering)	189	4,491
NorthWestern Corp.* (Multi-Utilities)	1,006	57,201
Novagold Resources, Inc.* (Metals & Mining)	4,613	33,721
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	687	118,548
NOW, Inc.* (Trading Companies & Distributors)	2,144	15,480
Nu Skin Enterprises, Inc. - Class A (Personal Products)	966	38,785
Nurix Therapeutics, Inc.* (Biotechnology)	609	20,371
Nuvalent, Inc.* - Class A (Biotechnology)	208	5,081
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,007	53,734
Nuvation Bio, Inc.* (Pharmaceuticals)	1,297	11,893
NV5 Global, Inc.* (Construction & Engineering)	257	26,761
NVE Corp. (Semiconductors & Semiconductor Equipment)	92	6,253
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	392	47,275
Oceaneering International, Inc.* (Energy Equipment & Services)	1,937	26,343
Oceanfirst Financial Corp.* (Thrifts & Mortgage Finance)	1,150	25,496
Ocugen, Inc.* (Biotechnology)	3,591	42,517
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,491	9,900
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	159	4,994
Office Properties Income Trust (Equity Real Estate Investment Trusts)	931	23,852
OFG Bancorp (Banks)	989	25,615
O-I Glass, Inc.* (Containers & Packaging)	3,073	40,103
Oil States International, Inc.* (Energy Equipment & Services)	1,178	7,139
Oil-Dri Corp. of America* (Household Products)	101	3,517
Old National Bancorp* (Banks)	3,214	54,895
Old Second Bancorp, Inc. (Banks)	539	7,298
Olema Pharmaceuticals, Inc.* (Biotechnology)	490	13,230
Olympic Steel, Inc. (Metals & Mining)	183	4,936
Omega Flex, Inc. (Machinery)	61	8,830
Omega Therapeutics, Inc.* (Biotechnology)	144	4,231
Omeros Corp.* (Pharmaceuticals)	1,172	7,348
Omnicell, Inc.* (Health Care Technology)	837	149,111
ON24, Inc.* (Software)	523	10,005
Oncocyte Corp.* (Biotechnology)	1,171	3,841
Oncorus, Inc.* (Biotechnology)	398	4,243
Oncternal Therapeutics, Inc.* (Biotechnology)	861	3,160
ONE Gas, Inc. (Gas Utilities)	1,025	68,983
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	404	5,341
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	313	9,784
OneSpan, Inc.* (Software)	685	13,988
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,027	11,092
Onewater Marine, Inc. (Specialty Retail)	200	8,868
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	947	75,012
Ontrak, Inc.* (Health Care Providers & Services)	175	1,505
Ooma, Inc.* (Diversified Telecommunication Services)	423	9,771
Open Lending Corp.* - Class A (Capital Markets)	2,027	63,891
OPKO Health, Inc.* (Biotechnology)	7,769	29,445
Oportun Financial Corp.* (Consumer Finance)	406	9,431
Oppenheimer Holdings, Inc.* - Class A (Capital Markets)	179	9,317
OptimizeRx Corp.* (Health Care Technology)	334	32,298
Option Care Health, Inc.* (Health Care Providers & Services)	2,910	79,530
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	589	13,788
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,391	14,842
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,404	11,924
Organogenesis Holdings, Inc.* (Biotechnology)	741	8,136
ORIC Pharmaceuticals, Inc.* (Biotechnology)	620	9,077
Origin Bancorp, Inc. (Banks)	430	19,178
Orion Engineered Carbons SA* (Chemicals)	1,178	22,146
Ormat Technologies, Inc.* (Independent Power and Renewable Electricity Producers)	881	63,723
Orrstown Financial Services, Inc. (Banks)	212	5,027
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	2,153	42,565
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	368	13,241
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	269	19,145
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	330	30,726
Otter Tail Corp.* (Electric Utilities)	800	49,608
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	565	3,480
Outbrain, Inc.* (Interactive Media & Services)	155	2,626
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	2,830	70,439
Outlook Therapeutics, Inc.* (Biotechnology)	1,733	3,587
Outset Medical, Inc.* (Health Care Equipment & Supplies)	889	47,357

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	836	$79,613
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,098	191,276
Owens & Minor, Inc.* (Health Care Providers & Services)	1,411	50,627
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	312	28,929
Oyster Point Pharma, Inc.* (Biotechnology)	216	2,544
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,782	100,147
Pacific Premier Bancorp, Inc. (Banks)	1,823	76,548
Pacira BioSciences, Inc.* (Pharmaceuticals)	849	44,386
Pactiv Evergreen, Inc. (Containers & Packaging)	837	11,643
PAE, Inc.* (Aerospace & Defense)	1,350	13,392
PagerDuty, Inc.* (Software)	1,570	65,548
Palomar Holdings, Inc.* (Insurance)	478	43,713
PAM Transportation Services, Inc.* (Road & Rail)	71	4,389
Papa John's International, Inc.* (Hotels, Restaurants & Leisure)	643	79,783
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	870	13,450
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	474	29,777
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	3,630	30,782
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	926	4,649
Park Aerospace Corp. (Aerospace & Defense)	380	4,974
Park National Corp.* (Banks)	280	36,005
Park-Ohio Holdings Corp.* (Machinery)	165	3,848
Parsons Corp.* (Aerospace & Defense)	512	17,736
Party City Holdco, Inc.* (Specialty Retail)	2,149	15,623
Passage Bio, Inc.* (Biotechnology)	721	6,287
Patrick Industries, Inc.* (Auto Components)	442	34,436
Patterson Cos., Inc. (Health Care Providers & Services)	1,666	52,079
Patterson-UTI Energy, Inc.* (Energy Equipment & Services)	3,627	31,047
PAVmed, Inc.* (Health Care Equipment & Supplies)	1,397	7,586
Paya Holdings, Inc.* (IT Services)	1,598	14,558
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,873	27,365
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	216	9,947
PCSB Financial Corp. (Thrifts & Mortgage Finance)	262	5,007
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,934	101,167
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	577	13,577
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,566	18,620
Peapack Gladstone Financial Corp.* (Banks)	353	11,843
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,528	56,779
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	639	39,656
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,905	38,386
Peoples Bancorp, Inc.* (Banks)	494	15,788
Peoples Financial Services Corp.* (Banks)	136	6,226
Perdoceo Education Corp.* (Diversified Consumer Services)	1,368	14,528
Perficient, Inc.* (IT Services)	633	78,239
Performance Food Group Co.* (Food & Staples Retailing)	2,949	133,383
Perpetua Resources Corp.* (Metals & Mining)	521	2,480
Personalis, Inc.* (Life Sciences Tools & Services)	700	13,734
Petiq, Inc.* (Health Care Providers & Services)	523	13,101
PetMed Express, Inc.* (Internet & Direct Marketing Retail)	383	10,889
PGT Innovations, Inc.* (Building Products)	1,121	23,933
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	393	9,247
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	398	8,732
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	364	10,971
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,172	15,224
Phreesia, Inc.* (Health Care Technology)	950	67,013
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,194	79,728
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,412	42,837
Ping Identity Holding Corp.* (Software)	963	27,282
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	226	2,861
Piper Sandler Cos.* (Capital Markets)	341	56,159
Pitney Bowes, Inc.* (Commercial Services & Supplies)	3,421	23,742
PJT Partners, Inc. - Class A (Capital Markets)	469	38,360
Plantronics, Inc.* (Communications Equipment)	820	21,943
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	534	4,710
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	458	12,861
Plexus Corp.* (Electronic Equipment, Instruments & Components)	544	47,502
Pliant Therapeutics, Inc.* (Pharmaceuticals)	467	7,439
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	569	14,544
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	510	12,046
PNM Resources, Inc. (Electric Utilities)	1,665	82,834
PolyMet Mining Corp.* (Metals & Mining)	562	1,883
Porch Group, Inc.* (Internet & Direct Marketing Retail)	1,500	31,545
Portage Biotech, Inc.* (Biotechnology)	97	1,979

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Portland General Electric Co.* (Electric Utilities)	1,750	$86,293
Poseida Therapeutics, Inc.* (Biotechnology)	559	3,583
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	240	4,663
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,285	67,167
Powell Industries, Inc.* (Electrical Equipment)	177	4,577
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	1,174	121,169
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	838	19,366
PRA Group, Inc.* (Consumer Finance)	883	37,863
Praxis Precision Medicines, Inc.* (Biotechnology)	630	13,104
Precigen, Inc.* (Biotechnology)	1,843	8,902
Precision BioSciences, Inc.* (Biotechnology)	963	9,139
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	1,004	12,660
Preferred Bank (Banks)	268	18,377
Preformed Line Products Co. (Electrical Equipment)	58	4,025
Prelude Therapeutics, Inc.* (Biotechnology)	211	3,709
Premier Financial Corp. (Thrifts & Mortgage Finance)	719	22,922
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	974	58,430
PriceSmart, Inc. (Food & Staples Retailing)	455	32,737
Primis Financial Corp. (Banks)	470	7,121
Primo Water Corp. (Beverages)	3,058	48,622
Primoris Services Corp. (Construction & Engineering)	1,040	28,028
Priority Technology Holdings, Inc.* (IT Services)	194	1,024
Privia Health Group, Inc.* (Health Care Providers & Services)	391	10,049
ProAssurance Corp. (Insurance)	1,046	23,964
PROG Holdings, Inc.* (Consumer Finance)	1,289	52,140
Progress Software Corp.* (Software)	855	43,956
Progyny, Inc.* (Health Care Providers & Services)	1,227	75,375
Prometheus Biosciences, Inc.* (Biotechnology)	220	7,009
ProPetro Holding Corp.* (Energy Equipment & Services)	1,658	15,900
PROS Holdings, Inc.* (Software)	777	23,310
Protagonist Therapeutics, Inc.* (Biotechnology)	870	27,109
Prothena Corp. PLC* (Biotechnology)	679	37,583
Proto Labs, Inc.* (Machinery)	541	32,357
Provention Bio, Inc.* (Pharmaceuticals)	1,078	6,748
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	298	5,370
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,477	36,571
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	390	69,303
PTC Therapeutics, Inc.* (Biotechnology)	1,351	51,243
Pulmonx Corp.* (Health Care Equipment & Supplies)	508	19,776
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	271	5,715
Puma Biotechnology, Inc.* (Biotechnology)	628	3,203
Pure Cycle Corp.* (Water Utilities)	374	5,868
PureCycle Technologies, Inc.* (Chemicals)	641	8,583
Purple Innovation, Inc.* (Household Durables)	1,120	21,616
Pzena Investment Management, Inc. - Class A (Capital Markets)	329	3,580
Q2 Holdings, Inc.* (Software)	1,064	83,481
QAD, Inc. (Software)	235	20,595
QCR Holdings, Inc. (Banks)	299	16,487
Quaker Chemical Corp.* (Chemicals)	263	64,656
Qualys, Inc.* (Software)	663	82,530
Quanex Building Products Corp. (Building Products)	651	13,489
Quanterix Corp.* (Life Sciences Tools & Services)	600	30,366
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,116	6,372
QuinStreet, Inc.* (Interactive Media & Services)	965	13,510
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,728	11,128
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,527	3,863
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	1,378	8,819
R1 RCM, Inc.* (Health Care Providers & Services)	2,310	50,127
Rackspace Technology, Inc.* (IT Services)	1,061	14,101
Radian Group, Inc.* (Thrifts & Mortgage Finance)	3,626	86,552
Radiant Logistics, Inc.* (Air Freight & Logistics)	764	5,142
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,147	19,878
Radius Health, Inc.* (Biotechnology)	911	19,678
RadNet, Inc.* (Health Care Providers & Services)	883	27,452
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	190	1,436
Rain Therapeutics, Inc.* (Biotechnology)	147	2,290
Rallybio Corp.* (Biotechnology)	140	2,499
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,109	49,076
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	4,650	108,437
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	299	9,879
Ranpak Holdings Corp.* (Containers & Packaging)	731	25,190
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	155	3,160
Rapid7, Inc.* (Software)	1,081	139,179
RAPT Therapeutics, Inc.* (Biotechnology)	415	13,106
Raven Industries, Inc.* (Industrial Conglomerates)	694	40,127

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Rayonier Advanced Materials, Inc.* (Chemicals)	1,202	$8,630
RBB Bancorp (Banks)	274	7,034
RBC Bearings, Inc.* (Machinery)	544	127,257
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	162	10,984
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,125	17,404
Realogy Holdings Corp.* (Real Estate Management & Development)	2,240	38,797
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	533	51,173
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	547	10,475
Red River Bancshares, Inc. (Banks)	88	4,609
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	303	6,021
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,199	65,238
Redfin Corp.* (Real Estate Management & Development)	1,978	101,550
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,199	29,818
REGENXBIO, Inc.* (Biotechnology)	768	27,218
Regional Management Corp. (Consumer Finance)	155	7,917
Regis Corp.* (Diversified Consumer Services)	460	1,242
Rekor Systems, Inc.* (Professional Services)	609	8,282
Relay Therapeutics, Inc.* (Biotechnology)	1,167	38,803
Reliant Bancorp, Inc. (Banks)	296	10,028
Relmada Therapeutics, Inc.* (Pharmaceuticals)	304	7,135
Renasant Corp. (Banks)	1,075	40,216
Reneo Pharmaceuticals, Inc.* (Biotechnology)	123	807
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	871	55,744
Rent-A-Center, Inc. (Specialty Retail)	1,282	68,279
Repay Holdings Corp.* (IT Services)	1,684	35,381
Replimune Group, Inc.* (Biotechnology)	578	17,057
Republic Bancorp, Inc.* - Class A (Banks)	184	9,940
Republic First Bancorp, Inc.* (Banks)	870	2,697
Resideo Technologies, Inc.* (Building Products)	2,812	69,344
Resources Connection, Inc. (Professional Services)	614	10,690
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,312	41,084
Retail Value, Inc. (Equity Real Estate Investment Trusts)	339	2,122
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	337	3,188
REV Group, Inc. (Machinery)	554	8,371
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,365	18,769
Revlon, Inc.* - Class A (Personal Products)	138	1,430
REVOLUTION Medicines, Inc.* (Biotechnology)	1,155	33,992
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	699	52,453
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	103	9,059
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	857	9,864
Ribbon Communications, Inc.* (Communications Equipment)	1,368	7,483
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,323	11,165
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	49	1,300
Rimini Street, Inc.* (Software)	853	8,880
Riot Blockchain, Inc.* (Software)	1,640	44,641
Rite Aid Corp.* (Food & Staples Retailing)	1,069	14,528
RLI Corp.* (Insurance)	778	84,264
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,217	46,389
Rocket Pharmaceuticals, Inc.* (Biotechnology)	791	23,501
Rocky Brands, Inc.* (Textiles, Apparel & Luxury Goods)	133	7,255
Rogers Corp.* (Electronic Equipment, Instruments & Components)	364	73,208
Romeo Power, Inc.* (Electrical Equipment)	2,449	10,629
RPC, Inc.* (Energy Equipment & Services)	1,313	7,077
RPT Realty (Equity Real Estate Investment Trusts)	1,568	20,839
Rubius Therapeutics, Inc.* (Biotechnology)	893	12,690
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	821	42,758
Rush Enterprises, Inc.* - Class B (Trading Companies & Distributors)	128	6,619
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,049	21,116
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	654	12,648
RxSight, Inc.* (Health Care Equipment & Supplies)	162	1,941
Ryerson Holding Corp.* (Metals & Mining)	319	8,409
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	1,046	89,475
S&T Bancorp, Inc.* (Banks)	753	23,012
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,290	60,704
Safe Bulkers, Inc.* (Marine)	1,210	5,397
Safehold, Inc. (Equity Real Estate Investment Trusts)	348	25,996
Safety Insurance Group, Inc. (Insurance)	282	22,112
Saia, Inc.* (Road & Rail)	516	161,323
Sailpoint Technologies Holding, Inc.* (Software)	1,780	85,404
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,191	33,435
Sana Biotechnology, Inc.* (Biotechnology)	1,678	34,802
Sanderson Farms, Inc. (Food Products)	395	74,833
Sandy Spring Bancorp, Inc.* (Banks)	902	42,809
Sangamo Therapeutics, Inc.* (Biotechnology)	2,309	18,749
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,249	47,150

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Sapiens International Corp. N.V. (Software)	601	$20,993
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	230	10,672
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	490	17,532
Schnitzer Steel Industries, Inc.* - Class A (Metals & Mining)	504	27,115
Scholar Rock Holding Corp.* (Biotechnology)	537	14,123
Scholastic Corp. (Media)	513	18,565
Schrodinger, Inc.* (Health Care Technology)	881	48,085
Schweitzer-Mauduit International, Inc.* (Paper & Forest Products)	608	21,183
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,870	149,693
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	948	15,187
Sculptor Capital Management, Inc.* (Capital Markets)	425	11,263
Seacoast Banking Corp.* (Banks)	1,062	38,689
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	618	9,245
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,002	63,627
SecureWorks Corp.* - Class A (Software)	194	3,573
Seelos Therapeutics, Inc.* (Pharmaceuticals)	1,915	4,136
Seer, Inc.* (Life Sciences Tools & Services)	809	29,868
Select Energy Services, Inc.* (Energy Equipment & Services)	1,200	7,212
Select Medical Holdings Corp. (Health Care Providers & Services)	2,149	71,390
Selecta Biosciences, Inc.* (Biotechnology)	1,766	6,340
Selective Insurance Group, Inc.* (Insurance)	1,156	90,595
Selectquote, Inc.* (Insurance)	2,606	34,634
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,257	106,883
Seneca Foods Corp.* - Class A (Food Products)	123	6,350
Sensei Biotherapeutics, Inc.* (Biotechnology)	407	3,537
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	8,405	29,418
Sensient Technologies Corp. (Chemicals)	822	78,583
Sera Prognostics, Inc.* - Class A (Biotechnology)	92	950
Seres Therapeutics, Inc.* (Biotechnology)	1,353	8,226
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	726	11,180
Service Properties Trust (Equity Real Estate Investment Trusts)	3,191	34,367
ServisFirst Bancshares, Inc. (Banks)	970	77,901
Sesen Bio, Inc.* (Biotechnology)	3,847	4,655
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	2,033	16,081
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	728	50,356
Sharps Compliance Corp.* (Health Care Providers & Services)	284	2,343
Shattuck Labs, Inc.* (Biotechnology)	517	9,978
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	940	25,982
Shift Technologies, Inc.* (Specialty Retail)	1,207	8,244
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	656	140,186
Shoe Carnival, Inc. (Specialty Retail)	343	11,617
ShotSpotter, Inc.* (Software)	164	6,381
Shutterstock, Inc.* (Internet & Direct Marketing Retail)	455	55,123
SI-BONE, Inc.* (Health Care Equipment & Supplies)	633	14,274
Sientra, Inc.* (Health Care Equipment & Supplies)	1,118	6,551
Sierra Bancorp (Banks)	273	6,814
SIGA Technologies, Inc.* (Pharmaceuticals)	950	6,850
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	217	5,852
Sigilon Therapeutics, Inc.* (Biotechnology)	295	1,590
Signet Jewelers, Ltd. (Specialty Retail)	1,014	90,428
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	864	163,089
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	659	38,690
Silverback Therapeutics, Inc.* (Biotechnology)	399	3,443
Silvergate Capital Corp.* - Class A (Banks)	476	74,551
Simmons First National Corp.* - Class A (Banks)	2,089	62,440
Simpson Manufacturing Co., Inc.* (Building Products)	848	89,964
Simulations Plus, Inc. (Health Care Technology)	297	14,999
Sinclair Broadcast Group, Inc. - Class A (Media)	893	23,334
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	230	3,186
SiriusPoint, Ltd.* (Insurance)	1,722	16,187
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,370	53,549
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	254	67,282
SJW Corp.* (Water Utilities)	538	35,465
Skyline Champion Corp.* (Household Durables)	1,021	64,650
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	157	5,376
SkyWest, Inc.* (Airlines)	968	41,653
Sleep Number Corp.* (Specialty Retail)	449	39,665
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,333	80,069
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	341	18,230
SmartFinancial, Inc. (Banks)	269	6,991
Smith & Wesson Brands, Inc. (Leisure Products)	932	20,038

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Smith Micro Software, Inc.* (Software)	895	$5,102
Snap One Holdings Corp.* (Household Durables)	259	3,781
SOC Telemed, Inc.* (Health Care Providers & Services)	1,182	2,600
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	608	4,615
Solid Biosciences, Inc.* (Biotechnology)	1,160	2,355
Soliton, Inc.* (Health Care Equipment & Supplies)	227	4,674
Sonic Automotive, Inc. - Class A (Specialty Retail)	426	21,057
Sonos, Inc.* (Household Durables)	2,338	76,266
Sorrento Therapeutics, Inc.* (Biotechnology)	5,402	37,058
South Jersey Industries, Inc. (Gas Utilities)	2,004	45,611
South Plains Financial, Inc. (Banks)	207	5,394
Southern First Bancshares, Inc.* (Banks)	145	7,811
Southern Missouri Bancorp, Inc.* (Thrifts & Mortgage Finance)	150	8,160
Southside Bancshares, Inc. (Banks)	606	25,040
SouthState Corp.* (Banks)	1,359	106,123
Southwest Gas Holdings, Inc.* (Gas Utilities)	1,150	79,637
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,179	64,314
SP Plus Corp.* (Commercial Services & Supplies)	450	14,513
SpartanNash Co.* (Food & Staples Retailing)	696	16,105
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,171	5,803
Spero Therapeutics, Inc.* (Biotechnology)	471	8,271
Spire, Inc. (Gas Utilities)	986	61,881
Spirit Airlines, Inc.* (Airlines)	1,913	41,799
Spirit of Texas Bancshares, Inc. (Banks)	249	6,058
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	847	14,619
SpringWorks Therapeutics, Inc.* (Biotechnology)	568	38,090
Sprout Social, Inc.* - Class A (Software)	870	111,082
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,232	49,416
Spruce Biosciences, Inc.* (Biotechnology)	169	804
SPS Commerce, Inc.* (Software)	702	107,216
SPX Corp.* (Machinery)	853	49,551
SPX FLOW, Inc. (Machinery)	808	60,366
SQZ Biotechnologies Co.* (Biotechnology)	443	5,932
STAAR Surgical Co.* (Health Care Equipment & Supplies)	924	109,457
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	3,176	138,250
Stagwell, Inc.* (Media)	1,200	10,416
Standard Motor Products, Inc.* (Auto Components)	407	19,495
Standex International Corp.* (Machinery)	235	26,148
Startek, Inc.* (IT Services)	328	1,804
State Auto Financial Corp.* (Insurance)	344	17,651
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,724	20,516
Stem, Inc.* (Electrical Equipment)	943	22,359
Stepan Co.* (Chemicals)	419	50,288
StepStone Group, Inc. - Class A (Capital Markets)	786	36,926
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	965	5,694
Sterling Construction Co., Inc.* (Construction & Engineering)	541	13,006
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,595	71,935
Stewart Information Services Corp. (Insurance)	519	36,937
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	1,149	39,755
Stock Yards Bancorp, Inc.* (Banks)	469	28,726
Stoke Therapeutics, Inc.* (Biotechnology)	371	8,470
StoneMor, Inc.* (Diversified Consumer Services)	626	1,621
Stoneridge, Inc.* (Auto Components)	507	9,623
StoneX Group, Inc.* (Capital Markets)	327	22,599
Strategic Education, Inc. (Diversified Consumer Services)	475	32,400
Stride, Inc.* (Diversified Consumer Services)	784	27,832
Sturm Ruger & Co., Inc. (Leisure Products)	334	26,346
Summit Financial Group, Inc. (Banks)	221	5,554
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	2,017	20,170
Summit Materials, Inc.* - Class A (Construction Materials)	2,309	82,316
Summit Therapeutics, Inc.* (Biotechnology)	512	2,642
Sumo Logic, Inc.* (Software)	1,668	28,806
Sun Country Airlines Holdings, Inc.* (Airlines)	503	15,231
SunCoke Energy, Inc. (Metals & Mining)	1,616	11,668
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,673	74,549
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,556	52,375
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	4,234	52,248
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	840	29,728
Superior Group of Cos., Inc.* (Textiles, Apparel & Luxury Goods)	228	5,926
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	955	28,507
Surface Oncology, Inc.* (Biotechnology)	677	5,023
Surgery Partners, Inc.* (Health Care Providers & Services)	617	25,383
Surmodics, Inc.* (Health Care Equipment & Supplies)	263	14,639
Sutro BioPharma, Inc.* (Biotechnology)	843	16,995
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	687	133,670
Syndax Pharmaceuticals, Inc.* (Biotechnology)	874	16,999

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Syros Pharmaceuticals, Inc.* (Biotechnology)	1,120	$4,626
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	437	11,865
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	373	12,865
Talaris Therapeutics, Inc.* (Biotechnology)	178	3,006
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	281	1,503
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	717	9,299
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,990	33,432
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	485	2,008
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	164	4,553
Tattooed Chef, Inc.* (Food Products)	919	16,514
Taylor Morrison Home Corp.* (Household Durables)	2,372	72,417
Taysha Gene Therapies, Inc.* (Biotechnology)	433	6,772
TCR2 Therapeutics, Inc.* (Biotechnology)	593	3,736
Team, Inc.* (Commercial Services & Supplies)	513	1,241
TechTarget, Inc.* (Media)	496	46,778
Teekay Corp.* (Oil, Gas & Consumable Fuels)	1,351	4,783
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	463	6,426
TEGNA, Inc. (Media)	4,301	84,558
Tejon Ranch Co.* (Real Estate Management & Development)	406	7,393
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,965	36,823
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	7,004	27,456
Telos Corp.* (Software)	777	20,132
Tenable Holdings, Inc.* (Software)	1,765	93,986
Tenaya Therapeutics, Inc.* (Biotechnology)	271	6,967
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,066	148,049
Tennant Co.* (Machinery)	359	28,526
Tenneco, Inc.* (Auto Components)	1,323	17,556
Terex Corp.* (Machinery)	1,330	59,584
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	267	2,537
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,352	98,871
Tetra Tech, Inc. (Commercial Services & Supplies)	1,049	184,267
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,386	7,707
Texas Capital Bancshares, Inc.* (Banks)	987	59,812
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,361	120,870
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	932	36,618
TG Therapeutics, Inc.* (Biotechnology)	2,493	77,831
The Andersons, Inc. (Food & Staples Retailing)	611	20,811
The Bancorp, Inc.* (Banks)	1,017	31,069
The Bank of Nt Butterfield & Son, Ltd. (Banks)	976	35,038
The Brink's Co.* (Commercial Services & Supplies)	946	65,160
The Buckle, Inc. (Specialty Retail)	579	24,098
The Cato Corp.* - Class A (Specialty Retail)	384	6,770
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	896	36,413
The Children's Place, Inc.* (Specialty Retail)	274	22,712
The Container Store Group, Inc.* (Specialty Retail)	619	6,846
The E.W. Scripps Co. - Class A (Media)	1,114	20,720
The Ensign Group, Inc. (Health Care Providers & Services)	1,022	79,726
The ExOne Co.* (Machinery)	332	7,643
The First Bancorp, Inc. (Banks)	202	5,993
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,291	18,740
The Goodyear Tire & Rubber Co.* (Auto Components)	5,375	102,770
The Greenbrier Cos., Inc.* (Machinery)	620	25,432
The Hackett Group, Inc.* (IT Services)	478	10,105
The Joint Corp.* (Health Care Providers & Services)	269	23,532
The Lovesac Co.* (Household Durables)	248	19,346
The Macerich Co. (Equity Real Estate Investment Trusts)	4,159	75,236
The Manitowoc Co., Inc.* (Machinery)	667	14,294
The Marcus Corp.* (Entertainment)	444	8,245
The ODP Corp.* (Specialty Retail)	927	40,139
The Pennant Group, Inc.* (Health Care Providers & Services)	498	12,734
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,529	19,923
The RMR Group, Inc. - Class A (Real Estate Management & Development)	297	10,333
The Shyft Group, Inc.* (Machinery)	673	27,734
The Simply Good Foods Co.* (Food Products)	1,656	65,660
The St Joe Co.* (Real Estate Management & Development)	648	30,469
TherapeuticsMD, Inc.* (Pharmaceuticals)	7,582	5,520
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,166	9,060
Thermon Group Holdings, Inc.* (Electrical Equipment)	641	11,076
Thryv Holdings, Inc.* (Media)	149	4,719
Tidewater, Inc.* (Energy Equipment & Services)	798	9,680
Tilly's, Inc.* - Class A (Specialty Retail)	441	6,121
TimkenSteel Corp.* (Metals & Mining)	893	12,457
Tiptree, Inc. (Insurance)	450	7,025
Titan International, Inc.* (Machinery)	994	7,177
Titan Machinery, Inc.* (Trading Companies & Distributors)	377	10,714

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Tivity Health, Inc.* (Health Care Providers & Services)	856	$21,417
Tompkins Financial Corp.* (Banks)	275	22,580
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	7,012	3,871
Tootsie Roll Industries, Inc. (Food Products)	302	9,558
Torrid Holdings, Inc.* (Specialty Retail)	248	3,730
TowneBank (Banks)	1,306	41,165
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	1,167	15,253
TPI Composites, Inc.* (Electrical Equipment)	705	23,709
Traeger, Inc.* (Household Durables)	439	8,293
Transcat, Inc.* (Trading Companies & Distributors)	138	10,333
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	504	13,825
TravelCenters of America, Inc.* (Specialty Retail)	242	13,046
Travere Therapeutics, Inc.* (Biotechnology)	1,134	32,671
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	219	5,050
Trean Insurance Group, Inc.* (Insurance)	343	3,224
Tredegar Corp.* (Chemicals)	510	6,151
TreeHouse Foods, Inc.* (Food Products)	1,011	36,538
Trevena, Inc.* (Biotechnology)	3,181	3,213
Tri Pointe Homes, Inc.* (Household Durables)	2,198	53,170
TriCo Bancshares (Banks)	536	23,493
Trillium Therapeutics, Inc.* (Biotechnology)	1,933	35,007
TriMas Corp.* (Machinery)	841	28,047
TriNet Group, Inc.* (Professional Services)	788	79,785
Trinity Industries, Inc. (Machinery)	1,532	42,973
Trinseo PLC (Chemicals)	757	42,437
Triple-S Management Corp.* (Health Care Providers & Services)	442	15,598
TriState Capital Holdings, Inc.* (Banks)	563	16,918
Triton International, Ltd. (Trading Companies & Distributors)	1,298	80,723
Triumph Bancorp, Inc.* (Banks)	457	53,606
Triumph Group, Inc.* (Aerospace & Defense)	1,239	25,338
Tronox Holdings PLC - Class A (Chemicals)	2,229	51,980
TrueBlue, Inc.* (Professional Services)	679	18,910
TrueCar, Inc.* (Interactive Media & Services)	1,854	7,768
Trupanion, Inc.* (Insurance)	742	75,981
TrustCo Bank Corp.* (Thrifts & Mortgage Finance)	367	12,317
Trustmark Corp.* (Banks)	1,209	38,458
TTEC Holdings, Inc. (IT Services)	359	33,886
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,083	27,579
Tucows, Inc.* (IT Services)	190	15,637
Tupperware Brands Corp.* (Household Durables)	964	21,439
Turning Point Brands, Inc. (Tobacco)	283	10,802
Turning Point Therapeutics, Inc.* (Biotechnology)	894	37,173
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	295	8,484
Tutor Perini Corp.* (Construction & Engineering)	802	10,923
Twist Bioscience Corp.* (Biotechnology)	918	109,058
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	6,105	39,194
U.S. Cellular Corp.* (Wireless Telecommunication Services)	301	9,202
U.S. Ecology, Inc.* (Commercial Services & Supplies)	613	19,732
U.S. Lime & Minerals, Inc.* (Construction Materials)	41	5,063
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	248	26,749
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,428	13,823
UFP Industries, Inc. (Building Products)	1,171	95,822
UFP Technologies, Inc.* (Containers & Packaging)	135	8,355
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	863	42,779
UMB Financial Corp.* (Banks)	852	84,195
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	825	19,751
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	258	6,197
UniFirst Corp.* (Commercial Services & Supplies)	293	58,002
Unisys Corp.* (IT Services)	1,277	32,653
United Bankshares, Inc.* (Banks)	2,430	89,886
United Community Banks, Inc. (Banks)	1,693	58,984
United Fire Group, Inc.* (Insurance)	409	8,356
United Insurance Holdings Corp.* (Insurance)	396	1,513
United Natural Foods, Inc.* (Food & Staples Retailing)	1,085	47,078
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,783	54,135
Unitil Corp.* (Multi-Utilities)	303	12,650
Universal Corp.* (Tobacco)	471	22,137
Universal Electronics, Inc.* (Household Durables)	254	10,460
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	249	14,186
Universal Insurance Holdings, Inc. (Insurance)	527	7,784
Universal Logistics Holdings, Inc. (Road & Rail)	149	3,141
Univest Financial Corp.* (Banks)	563	16,158
Upland Software, Inc.* (Software)	562	18,754
Upwork, Inc.* (Professional Services)	2,295	108,140
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,488	16,695
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,252	39,478
Urban Outfitters, Inc.* (Specialty Retail)	1,335	42,627

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,519	$6,123
UroGen Pharma, Ltd.* (Biotechnology)	379	6,519
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	579	11,372
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	523	3,959
USANA Health Sciences, Inc.* (Personal Products)	242	23,489
Utah Medical Products, Inc.* (Health Care Equipment & Supplies)	67	6,488
Utz Brands, Inc. (Food Products)	1,112	17,336
Valhi, Inc. (Chemicals)	47	1,089
Valley National Bancorp (Banks)	7,790	103,295
Value Line, Inc. (Capital Markets)	19	655
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,066	18,250
Vapotherm, Inc.* (Health Care Equipment & Supplies)	442	10,109
Varex Imaging Corp.* (Health Care Equipment & Supplies)	745	20,003
Varonis Systems, Inc.* (Software)	2,060	133,364
Vaxart, Inc.* (Biotechnology)	2,322	15,581
Vaxcyte, Inc.* (Pharmaceuticals)	786	18,392
VBI Vaccines, Inc.* (Biotechnology)	3,621	10,501
Vector Group, Ltd. (Tobacco)	2,793	37,035
Vectrus, Inc.* (Aerospace & Defense)	224	10,848
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	968	23,513
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	166	2,133
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	1,469	8,961
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	506	4,964
Vera Therapeutics, Inc.* (Biotechnology)	137	2,651
Veracyte, Inc.* (Biotechnology)	1,312	62,819
Verastem, Inc.* (Biotechnology)	3,352	8,715
Vericel Corp.* (Biotechnology)	904	41,602
Verint Systems, Inc.* (Software)	1,253	58,390
Veritex Holdings, Inc.* (Banks)	925	37,879
Veritiv Corp.* (Trading Companies & Distributors)	285	30,572
Veritone, Inc.* (Software)	553	16,540
Verra Mobility Corp.* - Class C (IT Services)	2,607	38,792
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	255	3,210
Verso Corp. - Class A (Paper & Forest Products)	524	11,570
Veru, Inc.* (Personal Products)	1,252	10,229
Verve Therapeutics, Inc.* (Biotechnology)	307	14,242
Via Renewables, Inc. (Multi-Utilities)	233	2,598
Viad Corp.* (Commercial Services & Supplies)	394	17,482
Viant Technology, Inc.* - Class A (Software)	225	2,644
Viavi Solutions, Inc.* (Communications Equipment)	4,446	68,468
Vicor Corp.* (Electrical Equipment)	411	62,303
Viemed Healthcare, Inc.* (Health Care Providers & Services)	689	3,948
View, Inc.* (Building Products)	1,908	10,189
ViewRay, Inc.* (Health Care Equipment & Supplies)	2,691	19,671
Viking Therapeutics, Inc.* (Biotechnology)	1,330	7,741
Village Super Market, Inc. - Class A (Food & Staples Retailing)	165	3,675
Vincerx Pharma, Inc.* (Biotechnology)	254	3,548
Vine Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	486	8,296
Vir Biotechnology, Inc.* (Biotechnology)	1,169	44,106
Viracta Therapeutics, Inc.* (Biotechnology)	705	4,145
VirnetX Holding Corp.* (Software)	1,233	4,747
Virtus Investment Partners, Inc. (Capital Markets)	142	45,440
Vishay Intertechnology, Inc.* (Electronic Equipment, Instruments & Components)	2,593	49,837
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	241	8,216
Vista Outdoor, Inc.* (Leisure Products)	1,119	46,819
VistaGen Therapeutics, Inc.* (Biotechnology)	3,773	8,640
Visteon Corp.* (Auto Components)	539	61,004
Vital Farms, Inc.* (Food Products)	478	7,849
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,782	16,163
Vocera Communications, Inc.* (Health Care Technology)	670	37,909
Vonage Holdings Corp.* (Software)	4,700	75,764
Vor BioPharma, Inc.* (Biotechnology)	369	5,804
VOXX International Corp.* (Auto Components)	302	3,416
VSE Corp.* (Commercial Services & Supplies)	206	11,443
Vuzix Corp.* (Household Durables)	1,139	12,176
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,825	7,501
Wabash National Corp.* (Machinery)	971	15,080
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	569	74,009
Warrior Met Coal, Inc. (Metals & Mining)	1,001	23,994
Washington Federal, Inc.* (Thrifts & Mortgage Finance)	1,317	46,569
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,647	41,751
Washington Trust Bancorp, Inc. (Banks)	333	18,202
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	421	8,702
Watts Water Technologies, Inc.* - Class A (Machinery)	535	101,661
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	742	3,406
WD-40 Co. (Household Products)	266	60,382
Weber, Inc.* - Class A (Household Durables)	331	5,514
Weis Markets, Inc.* (Food & Staples Retailing)	319	17,963
Welbilt, Inc.* (Machinery)	2,542	60,144

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Werewolf Therapeutics, Inc.* (Biotechnology)	147	$2,303
Werner Enterprises, Inc.* (Road & Rail)	1,219	55,245
WesBanco, Inc.* (Banks)	1,234	42,906
WESCO International, Inc.* (Trading Companies & Distributors)	866	112,199
West Bancorp, Inc. (Banks)	312	9,890
Westamerica Bancorp* (Banks)	507	28,270
Whitestone REIT (Equity Real Estate Investment Trusts)	844	7,748
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	766	49,890
Whole Earth Brands, Inc.* (Food Products)	727	8,819
WideOpenWest, Inc.* (Media)	1,019	19,412
Willdan Group, Inc.* (Professional Services)	217	7,254
Willis Lease Finance Corp.* (Trading Companies & Distributors)	54	2,188
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	4,066	141,294
Wingstop, Inc.* (Hotels, Restaurants & Leisure)	580	100,033
Winmark Corp.* (Specialty Retail)	67	15,599
Winnebago Industries, Inc. (Automobiles)	629	42,577
WisdomTree Investments, Inc. (Capital Markets)	2,618	16,729
Wolverine World Wide, Inc.* (Textiles, Apparel & Luxury Goods)	1,582	52,475
Workhorse Group, Inc.* (Auto Components)	2,348	15,802
Workiva, Inc.* (Software)	833	124,575
World Acceptance Corp.* (Consumer Finance)	84	15,573
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,213	37,033
Worthington Industries, Inc.* (Metals & Mining)	658	35,743
WSFS Financial Corp.* (Thrifts & Mortgage Finance)	915	47,406
WW International, Inc.* (Diversified Consumer Services)	1,024	17,777
XBiotech, Inc. (Biotechnology)	296	4,339
Xencor, Inc.* (Biotechnology)	1,099	43,476
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,216	39,445
XL Fleet Corp.* (Auto Components)	679	3,721
XOMA Corp.* (Biotechnology)	117	2,925
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	157	8,478
XPEL, Inc.* (Auto Components)	349	26,489
Xperi Holding Corp. (Software)	2,041	36,575
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	181	3,059
Yellow Corp.* (Road & Rail)	979	8,566
Yelp, Inc.* (Interactive Media & Services)	1,391	53,734
Yext, Inc.* (Software)	2,160	27,194
Y-mAbs Therapeutics, Inc.* (Biotechnology)	679	16,676
York Water Co. (Water Utilities)	254	12,172
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	698	56,147
Zevia PBC* - Class A (Beverages)	200	2,238
Ziff Davis, Inc.* (Software)	845	108,388
ZIOPHARM Oncology, Inc.* (Biotechnology)	4,077	6,116
Zix Corp.* (Software)	1,040	8,809
Zogenix, Inc.* (Pharmaceuticals)	1,090	16,710
Zumiez, Inc.* (Specialty Retail)	425	17,298
Zuora, Inc.* - Class A (Software)	2,168	47,392
Zymergen, Inc.* (Chemicals)	364	3,858
Zynex, Inc.* (Health Care Equipment & Supplies)	378	4,736
TOTAL COMMON STOCKS (Cost $44,087,446)		58,926,801

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		—

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.*+(a) (Health Care Equipment & Supplies)	1,354	$—
TOTAL CONTINGENT ESCROW SHARES
(Cost $–)		—

Repurchase Agreements(b)(c) (30.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $25,775,000	$25,775,000	$25,775,000
TOTAL REPURCHASE AGREEMENTS
(Cost $25,775,000)		25,775,000
TOTAL INVESTMENT SECURITIES
(Cost $69,862,446) - 98.9%		84,701,801
Net other assets (liabilities) - 1.1%		902,267

NET ASSETS - 100.0%		$85,604,068

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2021, these securities represented 0.000% of the net assets of the Fund.
(a)

On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable as a withholding of taxes due to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $14,407,000.

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	26	12/20/21	$2,983,890	$3,458

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/29/21	0.12%	$19,409,124	$276,004
Russell 2000 Index	Goldman Sachs International	11/29/21	0.32%	35,668,010	769,486
				$55,077,134	$1,045,490

iShares Russell 2000 ETF	UBS AG	11/29/21	(0.12)%	$14,412,897	$278,182
Russell 2000 Index	UBS AG	11/29/21	0.08%	39,247,491	795,496
				$53,660,388	$1,073,678
				$108,737,522	$2,119,168

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$363,816	0.4%
Air Freight & Logistics	207,531	0.2%
Airlines	185,578	0.2%
Auto Components	781,141	0.9%
Automobiles	126,022	0.2%
Banks	4,755,993	5.6%
Beverages	243,530	0.3%
Biotechnology	5,495,688	6.4%
Building Products	646,471	0.8%
Capital Markets	1,003,045	1.2%
Chemicals	1,121,377	1.3%
Commercial Services & Supplies	1,033,122	1.2%
Communications Equipment	441,448	0.5%
Construction & Engineering	840,213	1.0%
Construction Materials	100,861	0.1%
Consumer Finance	489,991	0.6%
Containers & Packaging	139,777	0.2%
Distributors	8,985	NM
Diversified Consumer Services	424,836	0.5%
Diversified Financial Services	92,612	0.1%
Diversified Telecommunication Services	296,544	0.4%
Electric Utilities	335,373	0.4%
Electrical Equipment	644,685	0.8%
Electronic Equipment, Instruments & Components	1,200,629	1.4%
Energy Equipment & Services	526,550	0.6%
Entertainment	544,765	0.6%
Equity Real Estate Investment Trusts	3,633,719	4.2%
Food & Staples Retailing	539,378	0.6%
Food Products	541,981	0.6%
Gas Utilities	461,183	0.5%
Health Care Equipment & Supplies	2,071,608	2.4%
Health Care Providers & Services	1,635,457	1.9%
Health Care Technology	837,038	1.0%
Hotels, Restaurants & Leisure	1,389,603	1.6%
Household Durables	1,078,478	1.3%
Household Products	158,411	0.2%
Independent Power and Renewable Electricity Producers	217,232	0.3%
Industrial Conglomerates	40,127	0.1%
Insurance	1,126,247	1.3%
Interactive Media & Services	202,779	0.2%
Internet & Direct Marketing Retail	374,063	0.4%
IT Services	1,011,795	1.2%
Leisure Products	357,214	0.4%
Life Sciences Tools & Services	592,102	0.7%
Machinery	2,171,048	2.5%
Marine	106,999	0.1%
Media	700,968	0.8%
Metals & Mining	688,421	0.8%
Mortgage Real Estate Investment Trusts	768,854	0.9%
Multiline Retail	218,246	0.3%
Multi-Utilities	207,535	0.2%
Oil, Gas & Consumable Fuels	2,344,770	2.7%
Paper & Forest Products	129,830	0.2%
Personal Products	293,122	0.3%
Pharmaceuticals	866,427	1.0%
Professional Services	1,026,339	1.2%
Real Estate Management & Development	521,452	0.6%
Road & Rail	493,432	0.6%
Semiconductors & Semiconductor Equipment	1,941,765	2.3%
Software	3,797,304	4.4%
Specialty Retail	1,391,899	1.6%
Technology Hardware, Storage & Peripherals	170,856	0.2%
Textiles, Apparel & Luxury Goods	483,768	0.6%
Thrifts & Mortgage Finance	1,036,357	1.2%
Tobacco	78,553	0.1%
Trading Companies & Distributors	849,031	1.0%
Water Utilities	230,137	0.3%
Wireless Telecommunication Services	90,690	0.1%
Other **	26,677,267	31.2%
Total	$85,604,068	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (173.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $19,161,000	$19,161,000	$19,161,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,161,000)		19,161,000

TOTAL INVESTMENT SECURITIES
(Cost $19,161,000) - 173.5%		19,161,000
Net other assets (liabilities) - (73.5)%		(8,114,231)

NET ASSETS - 100.0%		$11,046,769

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $150,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00%, due 8/15/51	Citibank North America	11/15/21	0 .15%	$12,944,422	$715,548
30-Year U.S. Treasury Bond, 2.00%, due 8/15/51	Societe' Generale	11/15/21	0 .24%	811,563	20,103
				$13,755,985	$735,651

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Common Stocks (75.1%)

	Shares	Value
ALLETE, Inc.* (Electric Utilities)	311	$19,139
Alliant Energy Corp. (Electric Utilities)	1,489	84,233
Ameren Corp.* (Multi-Utilities)	1,529	128,879
American Electric Power Co., Inc.* (Electric Utilities)	2,977	252,182
American Water Works Co., Inc.* (Water Utilities)	1,080	188,115
Atmos Energy Corp.* (Gas Utilities)	778	71,669
Avangrid, Inc. (Electric Utilities)	415	21,871
Avista Corp. (Multi-Utilities)	415	16,521
Black Hills Corp.* (Multi-Utilities)	377	25,025
CenterPoint Energy, Inc. (Multi-Utilities)	3,527	91,843
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	205	6,763
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	486	17,243
CMS Energy Corp. (Multi-Utilities)	1,723	103,983
Consolidated Edison, Inc. (Multi-Utilities)	2,103	158,566
Dominion Energy, Inc. (Multi-Utilities)	4,810	365,224
DTE Energy Co.* (Multi-Utilities)	1,153	130,693
Duke Energy Corp. (Electric Utilities)	4,577	466,899
Edison International (Electric Utilities)	2,260	142,222
Entergy Corp. (Electric Utilities)	1,195	123,109
Essential Utilities, Inc. (Water Utilities)	1,330	62,603
Evergy, Inc. (Electric Utilities)	1,364	86,955
Eversource Energy (Electric Utilities)	2,044	173,536
Exelon Corp. (Electric Utilities)	5,817	309,405
FirstEnergy Corp.* (Electric Utilities)	3,237	124,722
Hawaiian Electric Industries, Inc.* (Electric Utilities)	650	26,364
IDACORP, Inc.* (Electric Utilities)	301	31,400
MDU Resources Group, Inc.* (Multi-Utilities)	1,203	36,968
National Fuel Gas Co. (Gas Utilities)	543	31,184
New Jersey Resources Corp.* (Gas Utilities)	574	21,703
NextEra Energy, Inc. (Electric Utilities)	11,671	995,885
NiSource, Inc. (Multi-Utilities)	2,334	57,580
NorthWestern Corp.* (Multi-Utilities)	308	17,513
NRG Energy, Inc. (Electric Utilities)	1,456	58,080
ONE Gas, Inc. (Gas Utilities)	319	21,469
PG&E Corp.* (Electric Utilities)	8,976	104,122
Pinnacle West Capital Corp.* (Electric Utilities)	671	43,273
PNM Resources, Inc. (Electric Utilities)	510	25,373
Portland General Electric Co.* (Electric Utilities)	532	26,233
PPL Corp. (Electric Utilities)	4,578	131,846
Public Service Enterprise Group, Inc.* (Multi-Utilities)	3,008	191,910
Sempra Energy* (Multi-Utilities)	1,901	242,625
Southwest Gas Holdings, Inc.* (Gas Utilities)	351	24,307
Spire, Inc. (Gas Utilities)	308	19,330
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,964	99,616
The Southern Co.* (Electric Utilities)	6,299	392,553
UGI Corp.* (Gas Utilities)	1,244	54,002
Vistra Corp. (Independent Power and Renewable Electricity Producers)	2,870	56,223
WEC Energy Group, Inc. (Multi-Utilities)	1,878	169,133
Xcel Energy, Inc. (Electric Utilities)	3,205	207,011
TOTAL COMMON STOCKS
(Cost $2,428,137)		$6,257,103

Repurchase Agreements(a)(b) (26.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 10/31/21, due 11/1/21, total to be received $2,197,000	$2,197,000	$2,197,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,197,000)		2,197,000

TOTAL INVESTMENT SECURITIES
(Cost $4,625,137) - 101.4%		8,454,103
Net other assets (liabilities) - (1.4)%		(114,220)

NET ASSETS - 100.0%		$8,339,883

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2021, the aggregate amount held in a segregated account was $1,436,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/23/21	0.57%	$3,864,075	$(5,409)
Dow Jones U.S. Utilities Index	UBS AG	11/23/21	0.43%	2,396,223	(3,120)
				$6,260,298	$(8,529)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2021:

	Value	% of Net Assets
Electric Utilities	$3,846,414	46.2%
Gas Utilities	243,664	2.9%
Independent Power and Renewable Electricity Producers	179,845	2.2%
Multi-Utilities	1,736,463	20.8%
Water Utilities	250,717	3.0%
Other **	2,082,780	24.9%
Total	$8,339,883	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2021 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2021, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.00%, dated 10/31/21, due 11/1/21(1)	Credit Agricole, 0.00%, dated 10/31/21, due 11/1/21(2)	HSBC Securities (USA), Inc., 0.00%, dated 10/31/21, due 11/1/21(3)	RBC Capital Markets, LLC, 0.00%, dated 10/31/21, due 11/1/21(4)	Societe Generale, 0.00%, dated 10/31/21, due 11/1/21(5)	UMB Bank, N.A., 0.00%, dated 10/31/21, due 11/1/21(6)
Access Flex Bear High Yield ProFund	$8,000	$54,000	$56,000	$21,000	$108,000	$14,000
Access Flex High Yield ProFund	461,000	2,885,000	3,000,000	1,154,000	5,770,000	583,000
Banks UltraSector ProFund	299,000	1,878,000	1,952,000	751,000	3,757,000	386,000
Basic Materials UltraSector ProFund	35,000	223,000	232,000	88,000	447,000	52,000
Bear ProFund	320,000	2,010,000	2,090,000	803,000	4,020,000	413,000
Biotechnology UltraSector ProFund	1,123,000	7,028,000	7,309,000	2,811,000	14,058,000	1,427,000
Bull ProFund	770,000	4,823,000	5,017,000	1,928,000	9,649,000	982,000
Communication Services UltraSector ProFund	79,000	498,000	518,000	198,000	997,000	110,000
Consumer Goods UltraSector ProFund	67,000	428,000	446,000	170,000	858,000	95,000
Consumer Services UltraSector ProFund	442,000	2,773,000	2,884,000	1,109,000	5,548,000	567,000
Falling U.S. Dollar ProFund	35,000	234,000	243,000	93,000	468,000	55,000
Financials UltraSector ProFund	248,000	1,556,000	1,618,000	621,000	3,115,000	324,000
Health Care UltraSector ProFund	228,000	1,433,000	1,490,000	573,000	2,870,000	304,000
Industrials UltraSector ProFund	180,000	1,134,000	1,179,000	452,000	2,269,000	239,000
Internet UltraSector ProFund	1,657,000	10,362,000	10,776,000	4,144,000	20,726,000	2,098,000
Large-Cap Growth ProFund	—	2,000	2,000	—	4,000	4,000
Mid-Cap ProFund	38,000	250,000	259,000	98,000	501,000	60,000
Nasdaq-100 ProFund	1,895,000	11,848,000	12,323,000	4,739,000	23,699,000	2,395,000
Oil & Gas UltraSector ProFund	305,000	1,910,000	1,986,000	763,000	3,821,000	394,000
Oil Equipment & Services UltraSector ProFund	270,000	1,697,000	1,766,000	678,000	3,397,000	354,000
Pharmaceuticals UltraSector ProFund	52,000	333,000	346,000	132,000	667,000	77,000
Precious Metals UltraSector ProFund	239,000	1,500,000	1,560,000	599,000	3,002,000	313,000
Real Estate UltraSector ProFund	1,398,000	8,747,000	9,097,000	3,499,000	17,495,000	1,770,000
Rising Rates Opportunity ProFund	462,000	2,901,000	3,017,000	1,160,000	5,803,000	594,000
Rising Rates Opportunity 10 ProFund	71,000	449,000	466,000	178,000	898,000	99,000
Rising U.S. Dollar ProFund	208,000	1,310,000	1,363,000	524,000	2,622,000	274,000
Semiconductor UltraSector ProFund	700,000	4,384,000	4,560,000	1,753,000	8,770,000	895,000
Short Nasdaq-100 ProFund	57,000	358,000	373,000	143,000	718,000	80,000
Short Oil & Gas ProFund	87,000	552,000	574,000	219,000	1,105,000	119,000
Short Precious Metals ProFund	145,000	916,000	953,000	365,000	1,833,000	195,000
Short Real Estate ProFund	14,000	94,000	97,000	36,000	188,000	26,000
Short Small-Cap ProFund	21,000	135,000	142,000	54,000	274,000	36,000
Small-Cap ProFund	101,000	635,000	660,000	253,000	1,272,000	136,000
Technology UltraSector ProFund	880,000	5,506,000	5,725,000	2,201,000	11,013,000	1,120,000
Telecommunications UltraSector ProFund	4,000	37,000	39,000	14,000	76,000	17,000
UltraBear ProFund	162,000	1,021,000	1,061,000	407,000	2,043,000	216,000
UltraBull ProFund	1,262,000	7,901,000	8,217,000	3,159,000	15,802,000	1,602,000
UltraChina ProFund	94,000	593,000	617,000	236,000	1,188,000	130,000
UltraDow 30 ProFund	442,000	2,776,000	2,886,000	1,110,000	5,553,000	569,000
UltraEmerging Markets ProFund	30,000	194,000	202,000	76,000	390,000	49,000
UltraInternational ProFund	83,000	530,000	551,000	210,000	1,062,000	121,000
UltraJapan ProFund	466,000	2,914,000	3,031,000	1,165,000	5,829,000	592,000
UltraLatin America ProFund	46,000	298,000	310,000	118,000	598,000	70,000
UltraMid-Cap ProFund	513,000	3,212,000	3,341,000	1,284,000	6,428,000	659,000
UltraNasdaq-100 ProFund	11,078,000	69,249,000	72,019,000	27,698,000	138,500,000	13,969,000
UltraShort China ProFund	68,000	434,000	451,000	173,000	870,000	99,000
UltraShort Dow 30 ProFund	91,000	578,000	600,000	231,000	1,157,000	126,000

2 : : APPENDIX : : October 31, 2021 (unaudited)

Fund Name	Canadian Imperial Bank of Commerce, 0.00%, dated 10/31/21, due 11/1/21(1)	Credit Agricole, 0.00%, dated 10/31/21, due 11/1/21(2)	HSBC Securities (USA), Inc., 0.00%, dated 10/31/21, due 11/1/21(3)	RBC Capital Markets, LLC, 0.00%, dated 10/31/21, due 11/1/21(4)	Societe Generale, 0.00%, dated 10/31/21, due 11/1/21(5)	UMB Bank, N.A., 0.00%, dated 10/31/21, due 11/1/21(6)
UltraShort Emerging Markets ProFund	$31,000	$202,000	$209,000	$80,000	$404,000	$50,000
UltraShort International ProFund	58,000	376,000	390,000	149,000	752,000	87,000
UltraShort Japan ProFund	7,000	49,000	51,000	19,000	98,000	12,000
UltraShort Latin America ProFund	45,000	283,000	295,000	112,000	567,000	62,000
UltraShort Mid-Cap ProFund	53,000	339,000	353,000	135,000	680,000	77,000
UltraShort Nasdaq-100 ProFund	262,000	1,646,000	1,712,000	657,000	3,294,000	344,000
UltraShort Small-Cap ProFund	112,000	704,000	733,000	280,000	1,411,000	155,000
UltraSmall-Cap ProFund	856,000	5,365,000	5,581,000	2,145,000	10,734,000	1,094,000
U.S. Government Plus ProFund	637,000	3,990,000	4,149,000	1,595,000	7,980,000	810,000
Utilities UltraSector ProFund	71,000	456,000	474,000	180,000	912,000	104,000
	$29,366,000	$183,993,000	$191,351,000	$73,543,000	$368,070,000	$37,604,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2021 as follows:

(1)	U.S. Treasury Notes, 0.375%, due 1/31/26, total value $29,962,406.
(2)	U.S Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.25%, due 7/15/22 to 1/15/25, which had an aggregate value of $187,782,067.
(3)	U.S. Treasury Notes 0.375%, due 1/31/26, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at October 31, 2021, 2.112% to 2.756%, due 11/15/38 to 5/15/50, Federal Home Loan Mortgage Corporation, 2.00%, due 10/1/51, which had an aggregate value of $197,395,627.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 1/15/25, total value $75,024,139.
(5)	U.S. Treasury Notes, 1.50% to 3.00%, due 10/31/25 to 5/15/28, which had an aggregate value of $375,440,814.
(6)	U.S. Treasury Notes, 2.25%, due 1/31/24, Federal Farm Credit Banks, 2.37% to 3.25%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 1.875% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $38,474,982.

Reverse Repurchase Agreements

As of October 31, 2021, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank, N.A.	0.08%	$(26,996,490)	11/1/21	$(26,996,490)	$(26,996,670)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements(7)	Collateral Pledged to Counterparty(7)
Bitcoin Strategy ProFund	UMB Bank, N.A.	$(26,996,670)	$26,996,575

(7)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.